UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03623

The Prudential Series Fund

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2010

Date of reporting period: 3/31/2010

Item 1.	Schedule of Investments

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

LONG-TERM INVESTMENTS - 89.9%
	Shares	Value
COMMON STOCKS — 50.6%
Aerospace & Defense — 1.5%
Boeing Co. (The)	77,300	$5,612,753
General Dynamics Corp.	41,500	3,203,800
Goodrich Corp.	13,700	966,124
Honeywell International, Inc.	80,912	3,662,886
ITT Corp.	20,100	1,077,561
L-3 Communications Holdings, Inc.	11,900	1,090,397
Lockheed Martin Corp.	34,100	2,837,802
Northrop Grumman Corp.	33,662	2,207,218
Precision Castparts Corp.	14,000	1,773,940
Raytheon Co.	39,700	2,267,664
Rockwell Collins, Inc.	16,600	1,038,994
United Technologies Corp.	98,900	7,280,029

		33,019,168

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	16,800	938,280
Expeditors International of Washington, Inc.	22,700	838,084
FedEx Corp.	32,500	3,035,500
United Parcel Service, Inc. (Class B Stock)	104,700	6,743,727

		11,555,591

Airlines
Southwest Airlines Co.	79,300	1,048,346

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)(a)	25,600	323,584
Johnson Controls, Inc.	70,600	2,329,094

		2,652,678

Automobiles — 0.2%
Ford Motor Co.(a)(b)	353,585	4,444,563
Harley-Davidson, Inc.	25,000	701,750

		5,146,313

Beverages — 1.3%
Brown-Forman Corp. (Class B Stock)	11,900	707,455
Coca-Cola Co. (The)	242,200	13,321,000
Coca-Cola Enterprises, Inc.	35,100	970,866
Constellation Brands, Inc. (Class A Stock)(a)	19,400	318,936
Dr Pepper Snapple Group, Inc.	27,800	977,726
Molson Coors Brewing Co. (Class B Stock)	17,100	719,226
PepsiCo, Inc.	169,007	11,181,503

		28,196,712

Biotechnology — 0.8%
Amgen, Inc.(a)	104,320	6,234,163
Biogen Idec, Inc.(a)(b)	30,390	1,743,171
Celgene Corp.(a)	46,700	2,893,532
Cephalon, Inc.(a)	8,600	582,908
Genzyme Corp., (a)	26,400	1,368,312
Gilead Sciences, Inc.(a)	94,100	4,279,668

		17,101,754

Building Products
Masco Corp.	35,500	550,960

Capital Markets — 1.4%
Ameriprise Financial, Inc.	28,720	1,302,739
Bank of New York Mellon Corp. (The)(b)	129,258	3,991,487
Charles Schwab Corp. (The)	100,150	1,871,804
E*Trade Financial Corp.(a)	127,000	209,550
Federated Investors, Inc. (Class B Stock)(b)	10,800	284,904
Franklin Resources, Inc.	16,400	1,818,760
Goldman Sachs Group, Inc. (The)	54,800	9,350,524
Invesco Ltd.	48,300	1,058,253
Janus Capital Group, Inc.(b)	18,600	265,794
Legg Mason, Inc.	17,800	510,326
Morgan Stanley	146,180	4,281,612
Northern Trust Corp.	26,200	1,447,812
State Street Corp.	53,700	2,424,018

T. Rowe Price Group, Inc.	27,800	1,527,054

		30,344,637

Chemicals — 0.9%
Air Products & Chemicals, Inc.	22,800	1,686,060
Airgas, Inc.	7,600	483,512
CF Industries Holdings, Inc.	4,500	410,310
Dow Chemical Co. (The)	119,731	3,540,446
E.I. du Pont de Nemours & Co.	95,320	3,549,717
Eastman Chemical Co.	7,800	496,704
Ecolab, Inc.	25,800	1,133,910
FMC Corp.	8,100	490,374
International Flavors & Fragrances, Inc.	6,800	324,156
Monsanto Co.	55,794	3,984,807
PPG Industries, Inc.	16,300	1,066,020
Praxair, Inc.	32,200	2,672,600
Sigma-Aldrich Corp.	12,200	654,652

		20,493,268

Commercial Banks — 1.6%
BB&T Corp.	72,500	2,348,275
Comerica, Inc.	15,900	604,836
Fifth Third Bancorp.	89,021	1,209,795
First Horizon National Corp.(a)	27,271	383,158
Huntington Bancshares, Inc.	77,936	418,516
KeyCorp	92,300	715,325
M&T Bank Corp.(b)	9,000	714,420
Marshall & Ilsley Corp.	48,500	390,425
PNC Financial Services Group, Inc.	53,433	3,189,950
Regions Financial Corp.	129,603	1,017,383
SunTrust Banks, Inc.	52,500	1,406,475
U.S. Bancorp.	201,785	5,222,196
Wells Fargo & Co.	539,564	16,791,232
Zions Bancorporation	13,550	295,661

		34,707,647

Commercial Services & Supplies — 0.3%
Avery Dennison Corp.(b)	11,500	418,715
Cintas Corp.	14,600	410,114
Iron Mountain, Inc.(b)	20,800	569,920
Pitney Bowes, Inc.(b)	20,700	506,115
Republic Services, Inc. (Class A Stock)	35,065	1,017,586
RR Donnelley & Sons Co.	21,400	456,890
Stericycle, Inc.(a)	8,800	479,600
Waste Management, Inc.(b)	51,642	1,778,034

		5,636,974

Communications Equipment — 1.3%
Cisco Systems, Inc.(a)	601,900	15,667,457
Harris Corp.(b)	14,200	674,358
JDS Uniphase Corp.(a)	21,475	269,082
Juniper Networks, Inc.(a)	53,500	1,641,380
Motorola, Inc.(a)	241,425	1,694,803
QUALCOMM, Inc.	173,600	7,289,464
Tellabs, Inc.	45,800	346,706

		27,583,250

Computers & Peripherals — 2.9%
Apple, Inc.(a)	94,900	22,294,857
Dell, Inc.(a)	182,500	2,739,325
EMC Corp.(a)	212,250	3,828,990
Hewlett-Packard Co.	248,748	13,220,956
International Business Machines Corp.	136,600	17,518,950
Lexmark International, Inc. (Class A Stock)(a)	9,533	343,951
NetApp, Inc.(a)	35,700	1,162,392
QLogic Corp.(a)	12,100	245,630
SanDisk Corp.(a)	24,500	848,435
Teradata Corp.(a)	19,300	557,577
Western Digital Corp.(a)	26,400	1,029,336

		63,790,399

Construction & Engineering — 0.1%
Fluor Corp.	19,100	888,341
Jacobs Engineering Group, Inc.(a)	12,700	573,913
Quanta Services, Inc.(a)	20,100	385,116

		1,847,370

Construction Materials
Vulcan Materials Co.	13,400	633,016

Consumer Finance — 0.4%
American Express Co.	125,500	5,178,130
Capital One Financial Corp.	49,161	2,035,757
Discover Financial Services	60,540	902,046
SLM Corp.(a)	55,700	697,364

		8,813,297

Containers & Packaging — 0.1%
Ball Corp.	10,100	539,138
Bemis Co., Inc.	11,300	324,536
Owens-Illinois, Inc.(a)	17,500	621,950
Pactiv Corp.(a)	15,100	380,218
Sealed Air Corp.	17,100	360,468

		2,226,310

Distributors
Genuine Parts Co.	17,700	747,648

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(a)(b)	13,500	827,415
DeVry, Inc.	6,300	410,760
H&R Block, Inc.	35,600	633,680

		1,871,855

Diversified Financial Services — 2.3%
Bank of America Corp.	1,050,821	18,757,155
Citigroup, Inc.(a)	2,066,158	8,367,940
CME Group, Inc. (Class A Stock)	7,240	2,288,636
IntercontinentalExchange, Inc.(a)	8,800	987,184
JPMorgan Chase & Co.	415,745	18,604,589
Leucadia National Corp.(a)	19,700	488,757
Moody’s Corp. (b)	23,600	702,100
Nasdaq OMX Group, Inc. (The)(a)	16,600	350,592
NYSE Euronext	30,500	903,105

		51,450,058

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	623,268	16,105,245
CenturyTel, Inc.	32,007	1,134,968
Frontier Communications Corp.(b)	32,100	238,824
Qwest Communications International, Inc.	147,657	770,770
Verizon Communications, Inc.(b)	300,676	9,326,969
Windstream Corp.	46,057	501,561

		28,078,337

Electric Utilities — 0.9%
Allegheny Energy, Inc.	16,800	386,400
American Electric Power Co., Inc.	51,860	1,772,575
Duke Energy Corp.	140,424	2,291,719
Edison International	33,100	1,131,027
Entergy Corp.	19,400	1,578,190
Exelon Corp.	70,574	3,091,847
FirstEnergy Corp.(b)	32,601	1,274,373
FPL Group, Inc.	44,500	2,150,685
Northeast Utilities	18,200	503,048
Pepco Holdings, Inc.	23,800	408,170
Pinnacle West Capital Corp.	9,600	362,208
PPL Corp.	38,600	1,069,606
Progress Energy, Inc.	29,683	1,168,323
Southern Co. (The)(b)	84,500	2,802,020

		19,990,191

Electrical Equipment — 0.3%
Emerson Electric Co.	79,000	3,976,860
First Solar, Inc.(a)(b)	3,800	466,070
Rockwell Automation, Inc.(b)	15,300	862,308
Roper Industries, Inc.	8,700	503,208

		5,808,446

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(a)(b)	35,614	1,224,766
Amphenol Corp. (Class A Stock)	18,700	788,953
Corning, Inc.	162,900	3,292,209
FLIR Systems, Inc.(a)(b)	14,900	420,180

Jabil Circuit, Inc.	23,600	382,084
Molex, Inc.	15,000	312,900

		6,421,092

Energy Equipment & Services — 0.9%
Baker Hughes, Inc.(b)	30,650	1,435,646
BJ Services Co.	24,600	526,440
Cameron International Corp.(a)	24,600	1,054,356
Diamond Offshore Drilling, Inc.(b)	7,800	692,718
FMC Technologies, Inc. (a)(b)	13,500	872,505
Halliburton Co.	95,200	2,868,376
Helmerich & Payne, Inc.	10,700	407,456
Nabors Industries Ltd. (Bermuda)(a)(b)	27,700	543,751
National Oilwell Varco, Inc.	42,800	1,736,824
Rowan Cos., Inc.(a)(b)	13,200	384,252
Schlumberger Ltd.	125,600	7,970,576
Smith International, Inc.	24,000	1,027,680

		19,520,580

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	46,600	2,782,486
CVS Caremark Corp.	146,548	5,357,795
Kroger Co. (The)	66,546	1,441,386
Safeway, Inc.	40,500	1,006,830
SUPERVALU, Inc.	22,310	372,131
Sysco Corp.	60,200	1,775,900
Walgreen Co.	102,500	3,801,725
Wal-Mart Stores, Inc.	226,100	12,571,160
Whole Foods Market, Inc.(a)	16,200	585,630

		29,695,043

Food Products — 0.9%
Archer-Daniels-Midland Co.	69,426	2,006,411
Campbell Soup Co.	20,400	721,140
ConAgra Foods, Inc.	45,100	1,130,657
Dean Foods Co.(a)(b)	20,800	326,352
General Mills, Inc.	34,700	2,456,413
H.J. Heinz Co.	32,000	1,459,520
Hershey Co. (The)	17,600	753,456
Hormel Foods Corp.	7,300	306,673
J.M. Smucker Co. (The)	12,500	753,250
Kellogg Co.(b)	27,100	1,447,953
Kraft Foods, Inc. (Class A Stock)	177,853	5,378,275
McCormick & Co., Inc.(b)	12,800	491,008
Mead Johnson Nutrition Co.	19,467	1,012,868
Sara Lee Corp.	75,800	1,055,894
Tyson Foods, Inc. (Class A Stock)	33,400	639,610

		19,939,480

Gas Utilities — 0.1%
EQT Corp.	13,700	561,700
Nicor, Inc.	4,700	197,024
ONEOK, Inc.	9,300	424,545
Questar Corp.	16,800	725,760

		1,909,029

Healthcare Equipment & Supplies — 1.0%
Baxter International, Inc.	63,000	3,666,600
Becton Dickinson And Co.	24,600	1,936,758
Boston Scientific Corp.(a)	160,467	1,158,572
C.R. Bard, Inc.	10,800	935,496
CareFusion Corp.(a)	19,475	514,724
DENTSPLY International, Inc.	16,200	564,570
Hospira, Inc.(a)	17,460	989,109
Intuitive Surgical, Inc.(a)(b)	4,100	1,427,333
Medtronic, Inc.	117,600	5,295,528
St. Jude Medical, Inc.(a)	36,000	1,477,800
Stryker Corp.	29,200	1,670,824
Varian Medical Systems, Inc.(a)(b)	13,100	724,823
Zimmer Holdings, Inc.(a)	23,000	1,361,600

		21,723,737

Healthcare Providers & Services — 1.1%
Aetna, Inc.	45,400	1,593,994
AmerisourceBergen Corp. (Class A Stock)	29,600	856,032
Cardinal Health, Inc.	37,750	1,360,132

CIGNA Corp.	28,400	1,038,872
Coventry Health Care, Inc.(a)	17,050	421,476
DaVita, Inc.(a)	9,000	570,600
Express Scripts, Inc.(a)	28,900	2,940,864
Humana, Inc.(a)	16,700	781,059
Laboratory Corp. of America Holdings(a)(b)	11,400	863,094
McKesson Corp.	28,230	1,855,276
Medco Health Solutions, Inc.(a)	50,698	3,273,063
Patterson Cos., Inc.	9,000	279,450
Quest Diagnostics, Inc.	16,300	950,127
Tenet Healthcare Corp.(a)	44,600	255,112
UnitedHealth Group, Inc.	122,300	3,995,541
WellPoint, Inc.(a)	48,400	3,115,992

		24,150,684

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	44,300	1,722,384
Darden Restaurants, Inc.	13,950	621,333
International Game Technology	28,200	520,290
Marriott International, Inc. (Class A Stock)	25,228	795,186
McDonald’s Corp.	113,900	7,599,408
Starbucks Corp.(a)	79,300	1,924,611
Starwood Hotels & Resorts Worldwide, Inc.(b)	18,200	848,848
Wyndham Worldwide Corp.	16,220	417,341
Wynn Resorts Ltd.	6,700	508,061
Yum! Brands, Inc.	50,200	1,924,166

		16,881,628

Household Durables — 0.2%
D.R. Horton, Inc.(b)	31,100	391,860
Fortune Brands, Inc.	16,600	805,266
Harman International Industries, Inc.(a)	6,400	299,392
Leggett & Platt, Inc.	18,400	398,176
Lennar Corp. (Class A Stock)	17,200	296,012
Newell Rubbermaid, Inc.	30,514	463,813
PulteGroup, Inc.(a)(b)	33,522	377,122
Stanley Black & Decker, Inc.	16,897	970,057
Whirlpool Corp.	7,926	691,544

		4,693,242

Household Products — 1.3%
Clorox Co.	15,200	974,928
Colgate-Palmolive Co.	51,900	4,424,994
Kimberly-Clark Corp.	43,500	2,735,280
Procter & Gamble Co. (The)	306,125	19,368,529

		27,503,731

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(a)	74,500	819,500
Constellation Energy Group, Inc.	21,200	744,332
NRG Energy, Inc.(a)(b)	24,400	509,960

		2,073,792

Industrial Conglomerates — 1.2%
3M Co.	74,200	6,200,894
General Electric Co.	1,118,000	20,347,600
Textron, Inc.(b)	23,400	496,782

		27,045,276

Insurance — 1.9%
Aflac, Inc.	50,800	2,757,932
Allstate Corp. (The)	58,300	1,883,673
American International Group, Inc.(a)(b)	14,739	503,189
Aon Corp.	30,100	1,285,571
Assurant, Inc.	12,100	415,998
Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	171,800	13,962,186
Chubb Corp.	36,000	1,866,600
Cincinnati Financial Corp.	19,737	570,399
Genworth Financial, Inc. (Class A Stock)(a)	51,200	939,008
Hartford Financial Services Group, Inc. (The)	41,000	1,165,220
Lincoln National Corp.	32,018	982,953
Loews Corp.	39,275	1,464,172
Marsh & McLennan Cos., Inc.	56,800	1,387,056
MetLife, Inc.	88,400	3,831,256
Principal Financial Group, Inc.(b)	35,800	1,045,718
Progressive Corp. (The)	74,100	1,414,569

Torchmark Corp.	10,000	535,100
Travelers Cos., Inc. (The)	56,735	3,060,286
Unum Group	39,010	966,278
XL Capital Ltd. (Class A Stock)	42,200	797,580

		40,834,744

Internet & Catalog Retail — 0.3%
Amazon.com, Inc.(a)	35,100	4,764,123
Expedia, Inc.	23,300	581,568
priceline.com, Inc.(a)	4,700	1,198,500

		6,544,191

Internet Software & Services — 1.0%
Akamai Technologies, Inc.(a)	18,300	574,803
eBay, Inc.(a)	119,300	3,215,135
Google, Inc. (Class A Stock)(a)	25,550	14,487,106
Monster Worldwide, Inc.(a)(b)	16,200	269,082
Verisign, Inc.(a)(b)	19,800	514,998
Yahoo!, Inc.(a)	122,000	2,016,660

		21,077,784

IT Services — 0.7%
Automatic Data Processing, Inc.	53,400	2,374,698
Cognizant Technology Solutions Corp. (Class A Stock)(a)	30,200	1,539,596
Computer Sciences Corp.(a)	16,400	893,636
Fidelity National Information Services, Inc.	34,000	796,960
Fiserv, Inc.(a)	17,000	862,920
Mastercard, Inc. (Class A Stock)(b)	10,100	2,565,400
Paychex, Inc.(b)	33,100	1,016,170
SAIC, Inc.(a)	29,000	513,300
Total System Services, Inc.	19,096	299,043
Visa, Inc. (Class A Stock)	47,700	4,342,131
Western Union Co. (The)	70,010	1,187,370

		16,391,224

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(a)	20,000	115,800
Hasbro, Inc.	12,200	467,016
Mattel, Inc.	38,251	869,828

		1,452,644

Life Sciences Tools & Services — 0.2%
Life Technologies Corp.(a)	18,201	951,366
Millipore Corp.(a)(b)	6,100	644,160
PerkinElmer, Inc.	12,600	301,140
Thermo Fisher Scientific, Inc.(a)	45,900	2,361,096
Waters Corp.(a)(b)	9,200	621,368

		4,879,130

Machinery — 0.8%
Caterpillar, Inc.	64,300	4,041,255
Cummins, Inc.	20,500	1,269,975
Danaher Corp.	26,900	2,149,579
Deere & Co.	43,900	2,610,294
Dover Corp.	19,800	925,650
Eaton Corp.	18,400	1,394,168
Flowserve Corp.	5,300	584,431
Illinois Tool Works, Inc.	40,600	1,922,816
PACCAR, Inc.(b)	36,943	1,601,110
Pall Corp.	12,000	485,880
Parker Hannifin Corp.	17,265	1,117,736
Snap-On, Inc.	7,000	303,380

		18,406,274

Media — 1.5%
CBS Corp. (Class B Stock)	73,734	1,027,852
Comcast Corp. (Class A Stock)	301,190	5,668,396
DIRECTV (Class A Stock)(a)	100,100	3,384,381
Discovery Communications, Inc. (Class A Stock)(a)(b)	26,700	902,193
Gannett Co., Inc.	22,500	371,700
Interpublic Group of Cos., Inc. (The)(a)(b)	49,500	411,840
McGraw-Hill Cos., Inc. (The)	32,600	1,162,190
Meredith Corp.	4,000	137,640
New York Times Co. (The) (Class A Stock)(a)	10,000	111,300
News Corp. (Class A Stock)	239,100	3,445,431

Omnicom Group, Inc.	32,200	1,249,682
Scripps Networks Interactive, Inc. (Class A Stock)	9,600	425,760
Time Warner Cable, Inc.	37,314	1,989,209
Time Warner, Inc.	122,766	3,838,893
Viacom, Inc. (Class B Stock)(a)	64,034	2,201,489
Walt Disney Co. (The)	201,200	7,023,892
Washington Post Co. (The)(Class B Stock)	600	266,508

		33,618,356

Metals & Mining — 0.6%
AK Steel Holding Corp.	11,900	272,034
Alcoa, Inc.	102,240	1,455,897
Allegheny Technologies, Inc.(b)	10,200	550,698
Cliffs Natural Resources, Inc.	13,000	922,350
Freeport-McMoRan Copper & Gold, Inc.	45,994	3,842,339
Newmont Mining Corp.	50,600	2,577,058
Nucor Corp.	31,600	1,434,008
Titanium Metals Corp.(a)	3,000	49,770
United States Steel Corp.	15,600	990,912

		12,095,066

Multiline Retail — 0.4%
Big Lots, Inc.(a)(b)	9,200	335,064
Family Dollar Stores, Inc.	14,300	523,523
J.C. Penney Co., Inc.	23,800	765,646
Kohl’s Corp.(a)	31,900	1,747,482
Macy’s, Inc.	44,874	976,907
Nordstrom, Inc.	15,800	645,430
Sears Holdings Corp.(a)(b)	5,042	546,704
Target Corp.	80,000	4,208,000

		9,748,756

Multi-Utilities — 0.6%
Ameren Corp.	24,500	638,960
CenterPoint Energy, Inc.	41,800	600,248
CMS Energy Corp.(b)	21,500	332,390
Consolidated Edison, Inc.	29,100	1,296,114
Dominion Resources, Inc.	62,932	2,587,134
DTE Energy Co.	16,600	740,360
Integrys Energy Group, Inc.	8,120	384,726
NiSource, Inc.	28,000	442,400
PG&E Corp.	40,500	1,718,010
Public Service Enterprise Group, Inc.	53,400	1,576,368
SCANA Corp.	11,300	424,767
Sempra Energy	25,619	1,278,388
TECO Energy, Inc.(b)	20,500	325,745
Wisconsin Energy Corp.	12,300	607,743
Xcel Energy, Inc.	49,310	1,045,372

		13,998,725

Office Electronics — 0.1%
Xerox Corp.	145,663	1,420,214

Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	51,054	3,718,263
Apache Corp.	34,914	3,543,771
Cabot Oil & Gas Corp.	11,500	423,200
Chesapeake Energy Corp.	68,300	1,614,612
Chevron Corp.	212,322	16,100,377
ConocoPhillips	156,477	8,006,928
Consol Energy, Inc.	20,900	891,594
Denbury Resources, Inc.(a)(b)	34,500	582,015
Devon Energy Corp.	46,600	3,002,438
El Paso Corp.	75,136	814,474
EOG Resources, Inc.	25,100	2,332,794
Exxon Mobil Corp.	495,640	33,197,967
Hess Corp.	30,900	1,932,795
Marathon Oil Corp.	73,282	2,318,643
Massey Energy Co.(b)	8,800	460,152
Murphy Oil Corp.	19,900	1,118,181
Noble Energy, Inc.	18,600	1,357,800
Occidental Petroleum Corp.	84,900	7,177,446
Peabody Energy Corp.	27,900	1,275,030
Pioneer Natural Resources Co.	11,000	619,520

Range Resources Corp.	16,900	792,103
Southwestern Energy Co.(a)	37,000	1,506,640
Spectra Energy Corp.	65,762	1,481,618
Sunoco, Inc.	10,300	306,013
Tesoro Corp.	15,000	208,500
Valero Energy Corp.	61,400	1,209,580
Williams Cos., Inc. (The)	63,600	1,469,160
XTO Energy, Inc.	60,241	2,842,170

		100,303,784

Paper & Forest Products — 0.1%
International Paper Co.	46,973	1,156,005
MeadWestvaco Corp.	16,514	421,933
Weyerhaeuser Co.	23,000	1,041,210

		2,619,148

Personal Products — 0.1%
Avon Products, Inc.(b)	45,700	1,547,859
Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	12,500	810,875

		2,358,734

Pharmaceuticals — 3.1%
Abbott Laboratories	162,400	8,555,232
Allergan, Inc.	32,900	2,149,028
Bristol-Myers Squibb Co.	181,570	4,847,919
Eli Lilly & Co.	107,100	3,879,162
Forest Laboratories, Inc.(a)	31,100	975,296
Johnson & Johnson	288,648	18,819,850
King Pharmaceuticals, Inc.(a)	23,866	280,664
Merck & Co., Inc.	323,033	12,065,283
Mylan, Inc.(a)(b)	30,900	701,739
Pfizer, Inc.	845,970	14,508,385
Watson Pharmaceuticals, Inc.(a)	12,400	517,948

		67,300,506

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	5,800	431,636
Equifax, Inc.	12,700	454,660
Robert Half International, Inc.(b)	15,700	477,751

		1,364,047

Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co. (Class A Stock)	15,633	287,804
AvalonBay Communities, Inc.(b)	9,675	835,436
Boston Properties, Inc.(b)	15,100	1,139,144
Equity Residential(b)	31,000	1,213,650
HCP, Inc.	31,500	1,039,500
Health Care REIT, Inc.(b)	13,300	601,559
Host Hotels & Resorts, Inc.(b)	66,782	978,356
Kimco Realty Corp.	39,000	609,960
Plum Creek Timber Co., Inc.	19,400	754,854
ProLogis	48,600	641,520
Public Storage(b)	14,400	1,324,656
Simon Property Group, Inc.	30,643	2,570,948
Ventas, Inc.	17,200	816,656
Vornado Realty Trust(b)	18,025	1,364,492

		14,178,535

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)	28,100	445,385

Road & Rail — 0.4%
CSX Corp.	40,600	2,066,540
Norfolk Southern Corp.	38,500	2,151,765
Ryder System, Inc.	4,900	189,924
Union Pacific Corp.	53,200	3,899,560

		8,307,789

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.(a)	63,200	585,864
Altera Corp.(b)	30,800	748,748
Analog Devices, Inc.	29,700	855,954
Applied Materials, Inc.	137,900	1,858,892
Broadcom Corp. (Class A Stock)	46,450	1,541,211
Intel Corp.	581,800	12,950,868
KLA-Tencor Corp.	19,100	590,572

Linear Technology Corp.	23,300	658,924
LSI Corp.(a)	72,800	445,536
MEMC Electronic Materials, Inc.(a)	21,400	328,062
Microchip Technology, Inc.(b)	19,700	554,752
Micron Technology, Inc.(a)(b)	89,600	930,944
National Semiconductor Corp.	23,700	342,465
Novellus Systems, Inc. (a)(b)	10,400	260,000
NVIDIA Corp.(a)	58,450	1,015,861
Teradyne, Inc.(a)(b)	23,500	262,495
Texas Instruments, Inc.	136,800	3,347,496
Xilinx, Inc.	27,900	711,450

		27,990,094

Software — 2.1%
Adobe Systems, Inc.(a)	56,300	1,991,331
Autodesk, Inc.(a)	23,700	697,254
BMC Software, Inc.(a)	19,900	756,200
CA, Inc.	43,364	1,017,753
Citrix Systems, Inc.(a)(b)	18,200	863,954
Compuware Corp.(a)	21,200	178,080
Electronic Arts, Inc.(a)	33,000	615,780
Intuit, Inc.(a)	35,500	1,219,070
McAfee, Inc.(a)	16,400	658,132
Microsoft Corp.	803,100	23,506,737
Novell, Inc.(a)	35,200	210,848
Oracle Corp.	407,800	10,476,382
Red Hat, Inc.(a)(b)	18,800	550,276
Salesforce.com, Inc.(a)(b)	10,400	774,280
Symantec Corp.(a)	88,978	1,505,508

		45,021,585

Specialty Retail — 1.0%
Abercrombie & Fitch Co. (Class A Stock)	8,700	397,068
AutoNation, Inc.(a)(b)	11,474	207,450
AutoZone, Inc.(a)	3,300	571,197
Bed Bath & Beyond, Inc.(a)(b)	28,800	1,260,288
Best Buy Co., Inc.(b)	35,925	1,528,249
GameStop Corp. (Class A Stock)(a)(b)	19,400	425,054
Gap, Inc. (The)	53,800	1,243,318
Home Depot, Inc. (The)	177,650	5,746,978
Limited Brands, Inc.	25,306	623,034
Lowe’s Cos., Inc.	152,800	3,703,872
Office Depot, Inc.(a)	27,800	221,844
O’Reilly Automotive, Inc.(a)(b)	11,600	483,836
RadioShack Corp.	11,900	269,297
Ross Stores, Inc.	13,300	711,151
Sherwin-Williams Co. (The)	10,300	697,104
Staples, Inc.	73,649	1,722,650
Tiffany & Co.	11,700	555,633
TJX Cos., Inc.	45,000	1,913,400
Urban Outfitters, Inc.(a)	13,100	498,193

		22,779,616

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	35,500	1,402,960
NIKE, Inc. (Class B Stock)	40,100	2,947,350
Polo Ralph Lauren Corp. (Class A Stock)	6,500	552,760
V.F. Corp.	9,200	737,380

		5,640,450

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	49,900	706,584
People’s United Financial, Inc.(b)	37,800	591,192

		1,297,776

Tobacco — 0.8%
Altria Group, Inc.	214,500	4,401,540
Lorillard, Inc.	17,047	1,282,616
Philip Morris International, Inc.	196,300	10,239,008
Reynolds American, Inc.	17,800	960,844

		16,884,008

Trading Companies & Distributors — 0.1%
Fastenal Co.(b)	14,700	705,453
W.W. Grainger, Inc.	6,900	746,028

		1,451,481

Wireless Telecommunication Services — 0.1%
American Tower Corp. (Class A Stock)(a)	43,100	1,836,491
MetroPCS Communications, Inc.(a)(b)	26,000	184,080
Sprint Nextel Corp.(a)	312,277	1,186,653

		3,207,224

TOTAL COMMON STOCKS (cost $820,818,387)		1,106,468,809

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 1.2%
Non-Residential Mortgage-Backed Securities — 0.7%
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(c)	A2	0.599%	05/08/15	$2,184	$2,096,952
Ballyrock CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A, 144A(c)	Aa2	0.781%	11/20/15	2,551	2,410,465
Bank of America Credit Card Trust, Ser. 2006-C5, Class C5(c)	A3	0.630%	01/15/16	4,159	3,857,063
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aa1	0.499%	08/03/19	495	457,987
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.640%	02/20/15	1,500	1,415,098
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aaa	0.511%	12/15/17	3,200	2,976,000
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(c)	Aaa	0.665%	02/15/16	2,144	2,058,561
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	439	408,427

					15,680,553

Residential Mortgage-Backed Securities — 0.5%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	Baa2	1.896%	03/25/33	669	432,016
CDC Mortgage Capital Trust, Ser. 2003-HE1, Class M2(c)	Baa2	3.171%	08/25/33	53	21,297
Centex Home Equity, Ser. 2005-A, Class M2(c)	Aa3	0.746%	01/25/35	2,250	1,793,595
Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB6, Class A3	A3	5.120%	07/25/35	601	507,451
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	1,028	801,458
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(c)	Ba3	0.766%	06/25/36	1,800	305,479
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.730%	01/20/35	503	410,713
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(c)	Aa2	0.776%	06/25/34	1,250	891,539
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(c)	Aa2	1.296%	12/27/33	1,468	1,188,727
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(c)	B3	1.146%	07/25/32	1,115	759,049
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(c)	A2	1.521%	09/25/32	1,113	810,611
Saxon Asset Securities Trust, Ser. 2005-2, Class M2(c)	A2	0.686%	10/25/35	1,480	585,784
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(c)	Aa2	1.011%	02/25/34	1,660	1,279,234
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(c)	Caa1	0.496%	05/25/36	1,400	532,603

					10,319,556

TOTAL ASSET-BACKED SECURITIES (cost $31,543,148)					26,000,109

BANK LOANS — 0.6%
Automotive
Oshkosh Truck Corp.(c)(d)	Ba3	6.259%	12/06/13	127	127,023

Cable — 0.1%
Insight Midwest Holding LLC(c)(d)	B1	1.500%	10/06/13	1,005	983,415

Consumer
Pilot Travel Centers LLC(d)	Ba2	0.500%	12/31/15	300	302,061

Electric — 0.1%
NRG Energy(c)(d)	Baa3	0.190%	02/01/13	177	173,171
NRG Energy(c)(d)	Baa3	2.031%	02/01/13	268	261,763
Texas Competitive Electric Holdings Co. LLC(c)(d)	B1	3.729%	10/10/14	975	799,094

					1,234,028

Healthcare & Pharmaceutical — 0.2%
DaVita, Inc.(c)(d)	Ba1	1.754%	10/05/12	1,200	1,179,743
HCA, Inc.(c)(d)	Ba3	2.540%	11/18/13	1,256	1,224,573
Health Management Associates, Inc. Term B(c)(d)	B1	2.040%	02/28/14	1,101	1,065,127
Warner Chilcott Corp.(c)(d)	B1	5.500%	10/30/14	372	372,209
Warner Chilcott Corp.(c)(d)	B1	5.750%	04/30/15	285	285,474
Warner Chilcott Corp.(c)(d)	B1	5.750%	04/30/15	171	171,437

					4,298,563

Media & Entertainment
Discovery Communications, Inc.(c)(d)	Baa3	5.576%	05/14/14	950	958,584

Pipelines & Other
Enterprise GP Holdings LP(c)(d)	Ba2	2.492%	11/08/14	980	965,300

Technology — 0.2%
Fidelity National Information Services, Inc.(c)(d)	Ba1	4.484%	01/18/12	30	29,956
First Data Corp.(c)(d)	B1	3.000%	09/24/14	1,073	949,894
First Data Corp.(c)(d)	B1	3.032%	09/24/14	1,463	1,290,291
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	2.490%	10/01/14	757	722,608
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	2.501%	10/01/14	218	207,646
Sensata Technologies (Netherlands)(c)(d)	B3	1.999%	04/27/13	334	320,122

					3,520,517

TOTAL BANK LOANS (cost $12,874,373)					12,389,491

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	B3	6.000%	01/25/36	3,102	2,364,282
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	Ba1	3.180%	02/25/35	783	667,282
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(c)	Ba2	3.051%	03/25/35	808	658,993
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Ba2	3.642%	02/25/37	2,162	2,044,123
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,237	1,211,723
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	4.071%	07/25/35	1,409	1,256,832
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	323	308,286
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004- 1, Class 4A3(c)	A1	2.781%	02/25/34	799	688,508
Washington Mutual Alternative Mortgage Pass-Thru Certificates, Ser. 2005-1, Class 3A	A+(e)	5.000%	03/25/20	824	665,400

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $11,404,485)					9,865,429

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.6%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,613,964
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB(c)	AAA(e)	5.018%	11/10/42	829	869,190
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,101,052
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.658%	06/10/49	5,730	5,959,850
Bear Stearns Commercial Mortgage Securities, Ser. 2005- T18, Class AAB(c)	Aaa	4.823%	02/13/42	2,250	2,342,307
Bear Stearns Commercial Mortgage Securities, Ser. 2005- T20, Class AAB(c)	Aaa	5.134%	10/12/42	3,000	3,146,736
Bear Stearns Commercial Mortgage Securities, Ser. 2006- PW11, Class A4(c)	AAA(e)	5.456%	03/11/39	1,200	1,243,316
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	A-(e)	5.440%	09/15/30	890	918,964
Commercial Mortgage Pass-Thru Certificate, Ser. 2004- LB2A, Class X2, I/O, 144A(c)	AAA(e)	1.004%	03/10/39	9,929	75,383
Commercial Mortgage Pass-Thru Certificate, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	3,740	3,874,145
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(c)	AAA(e)	5.766%	06/10/46	4,000	4,129,135
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(c)	AAA(e)	5.549%	02/15/39	4,330	4,462,445

CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,500	1,521,787
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(c)	AAA(e)	5.100%	08/15/38	3,000	3,056,887
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(e)	5.820%	05/15/46	2,100	2,154,251
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(e)	7.620%	06/10/33	333	332,556
GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A(c)	Aaa	0.766%	03/10/40	20,836	117,567
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,610	2,677,145
Greenwich Capital Commercial Funding Corp., Ser. 2005- GG5, Class A5(c)	Aaa	5.224%	04/10/37	1,400	1,406,304
Greenwich Capital Commercial Funding Corp., Ser. 2007- GG9, Class A2	Aaa	5.381%	03/10/39	4,000	4,116,848
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(c)	Aaa	5.778%	08/10/45	2,100	2,180,038
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	3,389	3,522,980
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	6,161	6,379,575
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,000	2,098,691
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(c)	Aaa	5.475%	04/15/43	2,436	2,500,358
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(c)	Aaa	0.234%	04/15/43	126,946	368,447
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(c)	Aaa	5.803%	06/15/49	2,000	2,068,312
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(e)	4.826%	08/15/29	5,000	5,125,364
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	708,896
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	4,280	4,504,441
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	1,900	1,929,408
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(c)	AAA(e)	5.656%	05/12/39	3,400	3,534,637
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(c)	Aaa	5.908%	06/12/46	2,210	2,323,185
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	440	431,970
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(e)	5.766%	10/15/42	2,600	2,698,064
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,400	4,517,596
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(e)	5.649%	06/11/42	1,040	1,095,250
Wachovia Bank Commercial Mortgage Trust, Ser. 2006- C25, Class A3(c)	Aaa	5.705%	05/15/43	2,000	2,074,915
Wachovia Bank Commercial Mortgage Trust, Ser. 2006- C25, Class A4(c)	Aaa	5.740%	05/15/43	5,188	5,363,556

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $94,071,637)					101,545,515

CORPORATE BONDS — 13.2%
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750%	08/15/10	2,000	2,027,094
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	6.375%	06/01/19	600	651,688
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.100%	03/01/11	975	1,023,307

					3,702,089

Airlines — 0.2%
American Airlines Pass-Through Trust 2001-01, Pass-Thru Certs., Ser. 01-1	B2	6.817%	05/23/11	2,420	2,432,100
Continental Airlines, Inc., Pass-Thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	233	233,199
Continental Airlines, Inc., Pass-Thru Certs., Ser. 01A1(d)	Baa2	6.703%	06/15/21	142	130,563
Continental Airlines, Inc., Pass-Thru Certs., Ser. A	Baa2	7.250%	11/10/19	725	775,750
Delta Air Lines, Inc., Pass-Thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	421	421,349
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	965	1,024,622

					5,017,583

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	495	504,514
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.500%	01/15/16	235	251,607

					756,121

Banking — 2.4%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	4,015	4,862,964

Banco Bradesco SA (Cayman Islands), Sub. Notes	A2	8.750%	10/24/13	1,690	1,989,975
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	A2	5.650%	05/01/18	1,660	1,679,372
Bank of America Corp., Jr. Sub. Notes(c)	Ba3	8.000%	12/29/49	2,100	2,142,693
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	850	841,416
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	1,300	1,202,900
Bank One Corp., Sub. Notes	A1	7.875%	08/01/10	2,500	2,559,560
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	550	585,523
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	270	298,273
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,135	1,311,708
Capital One Bank Corp., Sub. Notes	A3	6.500%	06/13/13	10	10,932
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	555	657,500
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,130	1,231,456
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	570	595,734
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	1,900	1,991,700
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	725	632,662
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	790	798,292
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	415	479,077
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	600	700,312
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	1,160	1,233,082
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	1,325	979,111
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	985,745
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	580	626,981
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	765	783,899
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,770	1,711,466
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	113	112,858
ICICI Bank Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	11/16/10	1,670	1,703,751
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(c)	Baa1	7.900%	04/29/49	2,000	2,132,200
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.600%	01/17/11	175	180,529
JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred)	A2	8.000%	05/15/48	28	759,640
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,530,756
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A	Aa3	5.800%	01/13/20	2,340	2,283,110
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%	04/25/18	1,230	1,325,533
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	4.790%	08/04/10	375	379,814
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, MTN	A2	5.000%	01/15/15	190	194,345
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.770%	07/25/11	355	375,038
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	30	31,927
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,530	2,565,182
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,110	2,102,560
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	600	616,422
MUFG Capital Finance Corp. Ltd. (Cayman Islands), Gtd. Notes.(c)	Ba1	6.346%	07/25/49	800	793,238
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	920	1,028,025
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,775	1,774,556
Santander Central Hispano Issuances Ltd. (Cayman Islands), Gtd. Notes	Aa3	7.625%	09/14/10	805	827,621
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	755	764,256
Wells Fargo Bank NA, Sub. Notes	Aa3	6.450%	02/01/11	90	94,222
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(c)	Ba1	7.700%	12/29/49	1,000	1,032,500

					53,500,416

Brokerage — 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	5.250%	02/06/12	1,850	430,125
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	6.875%	05/02/18	700	165,375
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	Baa2	6.700%	03/04/20	1,070	1,110,461

					1,705,961

Building Materials & Construction — 0.1%
Hanson Ltd. (United Kingdom), Gtd. Notes(b)	B1	7.875%	09/27/10	1,270	1,304,764
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	1,100	1,148,976

					2,453,740

Cable — 0.5%
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	115	153,660
Comcast Cable Holdings LLC, Gtd. Notes	Baa1	9.875%	06/15/22	1,440	1,898,120
Comcast Corp., Gtd. Notes	Baa1	6.400%	03/01/40	120	121,972
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	190	192,800
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	290	313,727
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	03/15/11	1,195	1,251,152
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 144A	Baa3	4.750%	10/01/14	1,940	2,026,745
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,040,000

Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	2,410	2,587,137
Time Warner Cable, Inc., Gtd. Notes(b)	Baa2	6.750%	06/15/39	1,340	1,405,669

					10,990,982

Capital Goods — 0.2%
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(h)	Baa2	5.800%	10/15/12	460	496,704
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(d)(h)	Baa2	6.375%	10/15/17	1,198	1,296,180
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(d)(h)	Baa2	7.000%	10/15/37	390	402,068
FedEx Corp., Gtd. Notes	Baa2	7.250%	02/15/11	480	502,743
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	320	335,631
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	515	555,462

					3,588,788

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	690	717,457
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,826,547
Dow Chemical Co. (The), Sr. Unsec’d. Notes(b)	Baa3	8.550%	05/15/19	1,000	1,209,741
Dow Chemical Co. (The), Sr. Unsec’d. Notes(b)	Baa3	9.400%	05/15/39	40	53,618
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	833,924
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,622,583
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.500%	06/01/25	500	470,000

					6,733,870

Consumer — 0.3%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.750%	03/01/18	1,400	1,500,031
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	2,190	2,396,696
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,612,917
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	1,045	1,086,817

					6,596,461

Electric — 1.2%
Appalachian Power Co., Sr. Unsec’d. Notes, Ser. J	Baa2	4.400%	06/01/10	790	794,286
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	170	183,190
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,250	1,327,369
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	530	549,639
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	660	725,895
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa1	5.700%	03/15/13	1,070	1,160,833
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	Baa1	6.950%	03/15/33	300	326,672
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	145	138,529
Consolidated Edison Co. of NY, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	820	889,427
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	435	472,818
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	530	552,980
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	920	961,693
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	6.650%	04/30/38	930	1,043,471
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	762,472
Empresa Nacional de Electricidad S.A. (Chile), Unsub. Notes	Baa3	8.625%	08/01/15	1,160	1,379,783
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,260	1,198,798
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	09/15/33	140	149,138
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	195	203,236
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,375	1,390,401
Florida Power & Light Co., First Mtge. Bonds	Aa2	5.950%	10/01/33	380	388,389
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A2	5.700%	06/01/17	470	515,177
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	604,852
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A2	6.250%	06/17/14	1,555	1,703,943
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.750%	04/01/18	210	221,920
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	319,948
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,210	1,322,698
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	541,251
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	495,609
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	605	602,036
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	465	514,452
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	545	621,299
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,610	1,658,002
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	140,844

Public Service Electric & Gas Co., Sec’d. Notes, MTN	A2	5.800%	05/01/37	515	525,838
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	648,727
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	276,629
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	470,086

					25,782,330

Energy – Integrated — 0.2%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	6.750%	11/15/39	975	1,057,451
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	390	385,126
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	300	347,490
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.500%	07/18/16	1,365	1,484,437

					3,274,504

Energy – Other — 0.3%
Anadarko Petroleum Corp., Unsec’d. Notes	Baa3	6.200%	03/15/40	595	585,429
Devon Financing Corp. ULC (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	280	347,641
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	843	866,676
Halliburton Co., Sr. Unsec’d. Notes	A2	5.500%	10/15/10	200	205,505
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	195	196,565
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,450	1,449,189
Questar Market Resources, Inc., Sr. Unsec’d. Notes	Baa3	6.800%	03/01/20	735	799,548
Valero Energy Corp., Gtd. Notes	Baa2	6.625%	06/15/37	250	237,764
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa1	6.500%	08/01/36	25	24,841
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,747,746
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/17	565	642,171

					7,103,075

Foods — 0.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	5.375%	01/15/20	1,100	1,134,739
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	6.875%	11/15/19	1,100	1,263,012
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.000%	11/15/39	1,160	1,467,830
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.200%	01/15/39	230	296,611
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,043,802
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	999,761
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $646,913; purchased 11/19/07)(d)(h)	A2	6.000%	11/27/17	650	705,553
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875%	09/15/10	62	63,928
Delhaize America, Inc., Gtd. Notes	Baa3	9.000%	04/15/31	660	839,592
Delhaize Group (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	460	508,032
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/12	975	1,060,835
H.J. Heinz Finance Co., Gtd. Notes, 144A	Baa2	7.125%	08/01/39	405	459,494
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,660	1,720,227
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	215	234,907
Kroger Co. (The), Gtd. Notes	Baa2	6.800%	04/01/11	575	605,190
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	6.300%	03/01/38	1,140	1,238,283
Ralcorp Holdings, Inc., Gtd. Notes, 144A	Baa3	6.625%	08/15/39	800	795,301
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	1,300	1,306,500
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	785	843,875
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	235	252,035

					16,839,507

Healthcare & Pharmaceutical — 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.875%	05/15/16	1,100	1,243,731
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	985,605
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	534,148
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	6.375%	08/01/19	320	349,937
Genentech, Inc., Sr. Unsec’d. Notes	AA-(e)	4.750%	07/15/15	270	288,260
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	840	926,479
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	2,046,516
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa3	5.625%	12/15/15	560	606,197
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.450%	03/15/20	1,185	1,179,326
Merck & Co., Inc., Gtd. Notes	Aa3	6.000%	09/15/17	842	947,539
Merck & Co., Inc., Gtd. Notes	Aa3	6.550%	09/15/37	330	376,871
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.750%	11/15/36	280	286,932
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	211,694
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	08/15/19	440	462,499
Wyeth, Gtd. Notes	A1	5.500%	03/15/13	1,165	1,275,165
Wyeth, Gtd. Notes	A1	5.950%	04/01/37	1,645	1,722,279
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	68,407

					13,511,585

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	A3	5.750%	06/15/11	430	450,819
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.625%	06/15/36	480	505,794

CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	623,908
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,200	1,194,236
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,470	1,526,455
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	115	123,253
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	400	406,631
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	410	426,200
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	1,085	1,158,190
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	01/15/16	335	353,176

					6,768,662

Insurance — 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	655	642,936
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	230	278,889
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	990	976,925
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.750%	05/15/12	425	454,450
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	5.750%	01/15/40	805	796,327
Chubb Corp., Jr. Sub. Notes(c)	A3	6.375%	03/29/67	1,260	1,267,875
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	910	829,722
Lincoln National Corp., Jr. Sub. Notes(c)	Ba1	6.050%	04/20/67	250	208,125
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	468,663
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	617,500
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	5.150%	09/15/10	335	340,769
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	1,185	1,136,588
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	435	465,389
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	85	87,968
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	270	302,576
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	650	712,119
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	350	351,249
Pacific Life Insurance Co., Sub. Notes, 144A (original cost $869,582; purchased 06/16/09)(h)	A3	9.250%	06/15/39	870	1,078,042
Progressive Corp. (The), Jr. Sub. Notes(b)(c)	A2	6.700%	06/15/37	715	702,035
Teachers Insurance & Annuity Association of America, Notes, 144A	Aa2	6.850%	12/16/39	1,430	1,551,167
Travelers Cos., Inc. (The), Jr. Sub. Notes(c)	A3	6.250%	03/15/37	765	753,032
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	740	810,449
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	724,427
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	575,756
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	113,711

					16,246,689

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(b)	Ba1	6.250%	02/15/13	1,585	1,664,250
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(b)	Ba1	6.750%	05/15/18	2,700	2,706,750

					4,371,000

Media & Entertainment — 0.4%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,556,250
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	235	231,640
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	115	125,540
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,406,178
Time Warner, Inc., Gtd. Notes(b)	Baa2	4.875%	03/15/20	980	957,491
Time Warner, Inc., Gtd. Notes	Baa2	7.250%	10/15/17	745	855,937
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	625	811,578
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	10/05/37	420	439,632
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	04/30/36	620	657,315

					8,041,561

Metals — 0.3%
ArcelorMittal USA Partnership (Canada), Gtd. Notes	Baa3	9.750%	04/01/14	1,720	1,775,900
Newmont Mining Corp., Gtd. Notes	Baa2	6.250%	10/01/39	865	864,975
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	4.500%	05/15/13	255	268,206
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	5.000%	06/01/15	755	791,084
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	500	549,597
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	120	125,050
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,540	2,578,100

					6,952,912

Non Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.500%	01/08/20	1,625	1,657,931
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.550%	05/04/20	800	816,617
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	970	922,226

General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(k)	Aa2	6.000%	08/07/19	3,010	3,180,574
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	585	609,479
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	B1	6.375%	03/25/13	1,750	1,710,200
SLM Corp., Sr. Notes, MTN	Ba1	8.000%	03/25/20	1,000	973,759
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	2,825	2,857,095

					12,727,881

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	450	413,650

Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	1,080	1,154,145
International Paper Co., Sr. Unsec’d. Notes(b)	Baa3	7.500%	08/15/21	460	522,705

					1,676,850

Pipelines & Other — 0.3%
DCP Midstream LLC, Sr. Unsec’d. Notes	Baa2	7.875%	08/16/10	1,830	1,877,068
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(b)	Baa2	6.500%	09/01/39	650	668,137
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	405	422,232
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	80	86,260
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,310	3,569,408
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	205	224,052

					6,847,157

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	735	783,164
CSX Corp., Sr. Unsec’d. Notes(b)	Baa3	6.150%	05/01/37	690	695,420
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	630	617,717
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	24	28,927
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	760	792,674

					2,917,902

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	391	401,669
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	685	755,364
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	545	565,971
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	683,424
ProLogis, Sr. Sec’d. Notes(b)	Baa2	6.875%	03/15/20	840	829,698
Simon Property Group LP, Sr. Unsec’d. Notes(b)	A3	6.125%	05/30/18	2,700	2,793,291

					6,029,417

Retailers — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,240	1,310,868
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,580	1,703,858
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	725	720,562
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	980	1,016,750
Home Depot, Inc. (The) Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	315	305,685
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	1,000	1,114,423
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	345	373,391
Macy’s Retail Holdings, Inc., Gtd. Notes(b)	Ba2	5.350%	03/15/12	330	346,500
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	5.875%	01/15/13	2,000	2,090,000
Nordstrom, Inc., Sr. Unsec’d. Notes(b)	Baa2	6.250%	01/15/18	4,500	4,950,949

					13,932,986

Technology — 0.3%
Computer Sciences Corp., Sr. Unsec’d. Notes, Ser. WI	Baa1	6.500%	03/15/18	1,700	1,882,094
Electronic Data Systems Corp., Sr. Unsec’d. Notes	A2	7.450%	10/15/29	120	143,905
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	960	1,044,822
Intuit, Inc., Sr. Unsec’d. Notes	Baa2	5.400%	03/15/12	575	609,888
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	48	51,863
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba3	6.375%	10/01/11	985	1,019,475
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,650	2,671,884

					7,423,931

Telecommunications — 1.3%
America Movil SAB de CV (Mexico), Gtd. Notes, 144A	A2	6.125%	03/30/40	560	547,226
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	505	613,956
AT&T, Inc., Sr. Unsec’d. Notes(b)	A2	5.300%	11/15/10	1,180	1,213,993
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(b)	A2	8.500%	11/15/18	2,400	2,994,382
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.750%	06/15/30	345	441,845
Embarq Corp., Sr. Unsec’d. Notes (original cost $349,979; purchased 05/12/06)(d)(h)	Baa3	7.082%	06/01/16	350	381,201

Embarq Corp., Sr. Unsec’d. Notes (original cost $1,667,844; purchased 05/12/06- 04/10/07)(d)(h)	Baa3	7.995%	06/01/36	1,645	1,667,938
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	360	477,520
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000%	10/01/10	645	667,608
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	800	902,774
New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.750%	03/01/31	1,235	1,594,646
PCCW HKT Capital Ltd. (U.S. Virgin Islands), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,275	2,462,688
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.250%	02/15/11	720	745,200
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	2,000	2,190,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	178,062
Telecom Italia Capital SA (Luxembourg), Gtd. Notes(b)	Baa2	7.175%	06/18/19	3,405	3,676,055
Telefonica Emisiones SAU (Spain), Gtd. Notes(b)	Baa1	5.877%	07/15/19	640	685,463
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	236,756
Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A(b)	A3	5.500%	11/15/19	255	258,154
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	1,041	1,120,343
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	255	247,122
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	A3	6.100%	04/15/18	3,500	3,828,548
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	105	108,941

					27,240,421

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	1,995	2,424,189
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	900	1,106,666
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	170,711
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,139,585
Lorillard Tobacco Co., Sr. Unsec’d. Notes	Baa2	8.125%	06/23/19	670	738,137
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	830	891,512
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	290,075

					6,760,875

TOTAL CORPORATE BONDS (cost $278,214,663)					289,908,906

FOREIGN AGENCIES — 0.4%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,220	7,108,299
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	402,500
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	2,178,540

TOTAL FOREIGN AGENCIES (cost $9,723,829)					9,689,339

FOREIGN LOCAL GOVERNMENT
Qatar Government International Bond (Qatar), 144A (cost $728,431)	Aa2	6.400%	01/20/40	730	762,850

MORTGAGE-BACKED SECURITIES — 12.9%
Federal Home Loan Mortgage Corp.		4.500%	02/01/19 - 07/01/20	4,801	5,043,057
Federal Home Loan Mortgage Corp.		4.500%	TBA 15 YR	1,400	1,451,843
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	2,000	2,004,376
Federal Home Loan Mortgage Corp.		5.000%	07/01/18 - 05/01/34	9,097	9,620,755
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	8,000	8,260,000
Federal Home Loan Mortgage Corp.(c)		5.211%	12/01/35	2,230	2,346,782
Federal Home Loan Mortgage Corp.(c)		5.493%	06/01/36	1,550	1,614,602
Federal Home Loan Mortgage Corp.		5.500%	12/01/33 - 05/01/38	9,796	10,380,356
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	10,500	11,051,250
Federal Home Loan Mortgage Corp.		6.000%	03/01/32 - 12/01/33	2,162	2,349,295
Federal Home Loan Mortgage Corp.		6.500%	12/01/14 - 09/01/16	234	253,034
Federal Home Loan Mortgage Corp.		7.000%	05/01/31 - 09/01/33	3,592	4,028,725
Federal National Mortgage Association(c)		3.111%	07/01/33	897	907,239
Federal National Mortgage Association		4.000%	06/01/19	1,737	1,799,292
Federal National Mortgage Association		4.000%	TBA 15 YR	3,000	3,043,125
Federal National Mortgage Association		4.000%	TBA 30 YR	9,000	8,724,375

Federal National Mortgage Association		4.500%	11/01/18 - 08/01/39	24,098	24,515,618
Federal National Mortgage Association		4.500%	TBA 30 YR	9,500	9,488,125
Federal National Mortgage Association		4.500%	TBA 30 YR	11,000	11,024,068
Federal National Mortgage Association		5.000%	10/01/18 - 05/01/36	14,199	14,767,220
Federal National Mortgage Association		5.000%	TBA 30 YR	500	515,781
Federal National Mortgage Association		5.500%	03/01/16 - 04/01/37	44,574	47,269,434
Federal National Mortgage Association		5.500%	TBA 15 YR	3,000	3,208,593
Federal National Mortgage Association(c)		5.888%	07/01/37	3,418	3,590,233
Federal National Mortgage Association(c)		5.920%	06/01/37	3,847	4,040,516
Federal National Mortgage Association		6.000%	04/01/13 - 06/01/38	24,588	26,517,440
Federal National Mortgage Association		6.000%	TBA 30 YR	26,500	28,147,982
Federal National Mortgage Association		6.500%	07/01/17 - 01/01/37	9,043	9,888,339
Federal National Mortgage Association		7.000%	08/01/11 - 07/01/32	715	802,716
Federal National Mortgage Association		7.500%	05/01/12 - 05/01/32	355	391,817
Government National Mortgage Association		4.500%	TBA 30 YR	6,000	6,053,454
Government National Mortgage Association		5.500%	08/15/33 - 04/15/36	7,259	7,729,298
Government National Mortgage Association		6.000%	11/15/23 - 07/15/34	2,400	2,592,019
Government National Mortgage Association		6.000%	TBA 30 YR	4,000	4,272,500
Government National Mortgage Association		6.500%	10/15/23 - 09/15/36	4,600	5,004,478
Government National Mortgage Association		7.000%	09/15/31	108	121,381
Government National Mortgage Association		8.000%	01/15/24 - 04/15/25	78	89,694

TOTAL MORTGAGE-BACKED SECURITIES (cost $273,414,894)					282,908,812

MUNICIPAL BONDS — 0.2%
Bay Area Toll Authority, BABs	Aa3	6.263%	04/01/49	1,305	1,317,123
New Jersey State Turnpike Authority, BABs(b)	A3	7.414%	01/01/40	395	459,112
New York City Transitional Finance Authority, BABs	Aa2	5.767%	08/01/36	1,100	1,091,706
State of California, BABs	Baa1	7.300%	10/01/39	1,250	1,254,213
State of California, BABs	Baa1	7.550%	04/01/39	245	254,766
State of California, BABs	Baa1	7.625%	03/01/40	205	213,647

TOTAL MUNICIPAL BONDS (cost $4,517,070)					4,590,567

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Western Corporate Federal Credit Union, Gtd. Notes		1.750%	11/02/12	4,550	4,563,118
Federal Farm Credit Bank		4.875%	01/17/17	845	915,614
Federal Home Loan Banks		5.625%	06/11/21	2,320	2,556,032
Federal Home Loan Mortgage Corp.(b)		2.875%	02/09/15	2,565	2,580,752
Federal Home Loan Mortgage Corp.(b)		3.750%	03/27/19	3,040	2,965,623
Federal Home Loan Mortgage Corp.(b)		5.125%	11/17/17	420	459,921
Federal National Mortgage Association		5.000%	02/13/17	1,955	2,129,128
Federal National Mortgage Association(b)		6.625%	11/15/30	2,010	2,402,086
Resolution Funding Corp. Interest Strip(i)		4.780%	04/15/18	2,645	1,902,533
Tennessee Valley Authority		4.500%	04/01/18	1,390	1,433,938
Tennessee Valley Authority		5.880%	04/01/36	85	91,222
Tennessee Valley Authority, Ser. E		6.250%	12/15/17	360	415,392

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $22,483,396)					22,415,359

U.S. TREASURY SECURITIES — 4.7%
U.S. Treasury Bonds(b)		4.375%	11/15/39	1,345	1,271,866
U.S. Treasury Bonds(l)		6.250%	08/15/23	6,140	7,378,555
U.S. Treasury Inflation Indexed Note		1.375%	01/15/20	8,642	8,470,161
U.S. Treasury Notes		0.875%	01/31/12	2,300	2,297,304
U.S. Treasury Notes(b)		2.375%	02/28/15	9,990	9,921,369
U.S. Treasury Notes		2.500%	03/31/15	7,150	7,129,909
U.S. Treasury Notes		2.750%	11/30/16	5,250	5,105,215
U.S. Treasury Notes(b)		3.625%	02/15/20	1,690	1,661,218

U.S. Treasury Strips Coupon(j)	4.750%	05/15/24	9,985	5,143,363
U.S. Treasury Strips Coupon(j)	4.750%	11/15/24	14,565	7,279,369
U.S. Treasury Strips Coupon(j)	4.770%	08/15/24	18,545	9,410,734
U.S. Treasury Strips Coupon(j)	5.190%	05/15/20	17,010	11,093,174
U.S. Treasury Strips Coupon	5.639%	08/15/21	3,500	2,120,111
U.S. Treasury Strips Coupon(j)	5.950%	08/15/22	2,150	1,230,608
U.S. Treasury Strips Coupon(j)	6.480%	02/15/24	10,000	5,228,910
U.S. Treasury Strips Coupon(j)	7.180%	05/15/26	5,000	2,299,630
U.S. Treasury Strips Principal(b)(i)	4.660%	08/15/23	6,000	3,262,284
U.S. Treasury Strips Principal(i)	4.730%	11/15/24	5,000	2,525,115
U.S. Treasury Strips Principal(i)	6.070%	02/15/23	16,780	9,359,649

TOTAL U.S. TREASURY SECURITIES (cost $102,735,747)				102,188,544

TOTAL LONG-TERM INVESTMENTS (cost $1,662,530,060)				1,968,733,730

SHORT-TERM INVESTMENTS — 20.2%
U.S. TREASURY SECURITY — 0.3%
U.S. Treasury Bill (cost $6,697,800)(f)	0.157%	06/17/10	6,700	6,697,923

			Shares
AFFILIATED MUTUAL FUNDS — 19.9%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(n)			15,188,163	132,592,664
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (includes $124,038,573 of cash collateral received for securities on loan)(m)(n)			301,893,982	301,893,982

TOTAL AFFILIATED MUTUAL FUNDS (cost $449,910,162)				434,486,646

			Notional Amount (000)#
OUTSTANDING OPTIONS PURCHASED(a)
Call Options
U.S. 2 Yr. Future Options, expiring 5/21/10 @ $108.50 (cost $87,760)			$ 324	73,406	(p)

TOTAL SHORT-TERM INVESTMENTS (cost $456,695,722)				441,257,975

TOTAL INVESTMENTS(o) — 110.1% (cost $2,119,225,782)				2,409,991,705
LIABILITIES IN EXCESS OF OTHER ASSETS(q) (10.1)%				(221,331,460)

NET ASSETS — 100.0%				$2,188,660,245

The following abbreviations are used in portfolio descriptions:

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

BABs Build America Bonds

I/O Interest Only

MTN Medium Term Note

NR Not Rated by Moody’s or Standard & Poor’s

TBA To Be Announced

ULC Unlimited Liability Corporation

#	Principal and notional amount shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $120,802,392; cash collateral of $124,038,573 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.

(d)	Indicates a security that has been deemed illiquid.
(e)	Standard & Poor’s Rating
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Indicates a restricted security; the aggregate original cost of such securities is $5,576,491. The aggregate value of $6,027,686 is approximately 0.3% of net assets.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2010.
(j)	Rate shown reflects the effective yield at March 31, 2010.
(k)	Security segregated as collateral for futures contracts.
(l)	Security segregated as collateral for swap contracts.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(o)	As of March 31, 2010, 1 security representing $2,058,561 and 0.1% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The amount represents the fair value of derivative instruments subject to interest exchange contracts risk exposure as of March 31, 2010.
(q)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, interest rate and credit default swap agreements as follows:

Futures contracts outstanding at March 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Long Positions:
480	U.S. Treasury 2 Yr. Notes	Jun. 2010	$104,217,189	$104,137,500	$(79,689)
1,487	U.S. Treasury 5 Yr. Notes	Jun. 2010	171,556,220	170,772,656	(783,564)
241	S&P 500 Index	Jun. 2010	68,471,087	70,203,300	1,732,213

					868,960

Short Positions:
332	U.S. Treasury 10 Yr. Notes	Jun. 2010	38,898,653	38,595,000	303,653
449	U.S. Long Bond	Jun. 2010	52,411,473	52,140,125	271,348
29	U.S. Ultra Bond	Jun. 2010	3,454,704	3,479,094	(24,390)

					550,611

					$1,419,571

Interest rate swap agreements outstanding at March 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Citbank, NA (b)	3/31/2012	27,290	1.346%	3 month LIBOR	$22,575	$—	$22,575
Citbank, NA (a)	2/28/2015	10,640	2.808%	3 month LIBOR	15,973	—	15,973

					$38,548	$—	$38,548

(a)	Portfolio pays the fixed rate and receives the floating rate.
(b)	Portfolio pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2010:

Counterparty	Termination Date	Notional Amount (000)# (2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Barclays Bank PLC	09/20/2012	$2,800	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$9,290	$—	$9,290
Barclays Bank PLC	03/20/2018	1,700	1.220%	Computer Sciences Corp., 5.000%, 02/15/13	(31,244)	—	(31,244)
Credit Suisse International	06/20/2018	3,500	0.970%	Verizon Communications, Inc., 4.900%, 09/15/15	9,984	—	9,984
Deutsche Bank AG	09/20/2011	1,000	1.000%	DISH DBS Corp., 6.625%, 10/01/14	2,842	11,714	(8,872)
Deutsche Bank AG	03/20/2012	2,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(130,722)	(43,316)	(87,406)
Deutsche Bank AG	12/20/2012	2,000	1.000%	Macy’s Retail Holdings, Inc., 8.000%, 07/15/12	5,820	68,296	(62,476)
Deutsche Bank AG	06/20/2013	2,000	1.000%	United States Steel Corp., 6.650%, 06/01/37	60,114	105,623	(45,509)
Deutsche Bank AG	03/20/2014	1,585	7.050%	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	(347,344)	—	(347,344)
Deutsche Bank AG	03/20/2018	4,500	0.990%	Nordstrom, Inc., 6.950%, 03/15/28	29,640	—	29,640
Deutsche Bank AG	06/20/2018	2,800	1.150%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(48,690)	—	(48,690)
JPMorgan Chase Bank	06/20/2014	1,110	0.650%	Bunge Ltd. Finance Corp., 5.350%, 04/15/14	22,516	—	22,516
Merrill Lynch Capital Services, Inc.	09/20/2016	785	1.730%	Tyson Foods, Inc., 7.850%, 04/01/16	(3,435)	—	(3,435)
Merrill Lynch Capital Services, Inc.	06/20/2018	1,800	3.050%	SLM Corp., 5.125%, 08/27/12	76,426	—	76,426
Merrill Lynch Capital Services, Inc.	06/20/2018	2,700	1.450%	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	58,686	—	58,686
Morgan Stanley Capital Services, Inc.	03/20/2012	500	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(32,680)	(15,657)	(17,023)
Morgan Stanley Capital Services, Inc.	03/20/2018	1,400	0.700%	Avon Products, Inc., 6.500%, 03/01/19	2,042	—	2,042
Morgan Stanley Capital Services, Inc.	06/20/2018	1,600	1.000%	Newell Rubbermaid, Inc., 0.000%, 07/15/28	45,884	—	45,884
Morgan Stanley Capital Services, Inc.	06/20/2018	2,700	0.970%	Simon Property Group LP, 5.250%, 12/01/16	107,995	—	107,995

					$(162,876)	$126,660	$(289,536)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2010 categorized by risk exposure:

Derivative Fair Value at 3/31/2010
Credit contracts	$(289,536)
Equity contracts	1,732,213
Interest rate contracts	(274,094)

Total	$1,168,583

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$13,621,992	$2,058,561
Residential Mortgage-Backed Securities	—	10,319,556	—
Bank Loans	—	12,389,491	—
Collateralized Mortgage Obligations	—	9,865,429	—
Commercial Mortgage-Backed Securities	—	101,545,515	—
Corporate Bonds	—	289,908,906	—
Common Stocks	1,106,468,809	—	—
Foreign Agencies	—	9,689,339	—
Foreign Local Government	—	762,850	—
Mortgage-Backed Securities	—	282,908,812	—
Municipal Bonds	—	4,590,567	—
U.S. Government Agency Obligations	—	22,415,359	—
U.S. Treasury Securities	—	108,886,467	—
Affiliated Mutual Funds	434,486,646	—	—
Purchased Options	73,406	—
Other Financial Instruments*
Futures	1,419,571	—	—
Interest Rate Swaps	—	38,548	—
Credit Default Swaps	—	(289,536)	—

Total	$1,542,448,432	$866,653,295	$2,058,561

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio’s use of significant unobservable inputs (Level 3) in determining the value of investments was immaterial to the Portfolio.

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.3%
ASSET-BACKED SECURITIES — 10.7%
Non-Residential Mortgage-Backed Securities — 5.5%
Alfa Diversified Payment Rights Finance Co. (Russia), Ser. 1A, Class A, 144A(a)	Ba1	1.857%	03/15/11	$763	$717,220
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(a)	A2	0.599%	05/08/15	1,279	1,227,799
Ballyrock CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A, 144A(a)	Aa2	0.781%	11/20/15	5,102	4,820,930
Bank of America Credit Card Trust
Ser. 2006-C5, Class C5(a)	A3	0.630%	01/15/16	5,750	5,332,559
Ser. 2007-A3, Class A3(a)	Aaa	0.250%	11/15/16	1,000	973,813
Bank One Issuance Trust
Ser. 2004-A3, Class A3(a)	Aaa	0.400%	02/15/17	5,100	5,058,203
Ser. 2004-C2, Class C2(a)	Baa2	1.030%	02/15/17	2,100	2,007,303
Chase Issuance Trust, Ser. 2008-A13, Class A13(a)	Aaa	1.757%	09/15/15	1,000	1,040,570
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aa1	0.499%	08/03/19	4,951	4,579,870
Citibank Credit Card Issuance Trust
Ser. 2003-C4, Class C4	Baa2	5.000%	06/10/15	6,500	6,624,536
Ser. 2005-C3, Class C3(a)	Baa2	0.640%	07/15/14	3,780	3,624,566
Ser. 2006-A7, Class A7(a)	Aaa	0.317%	12/15/18	6,000	5,786,575
Ser. 2006-C1, Class C1(a)	Baa2	0.640%	02/20/15	2,200	2,075,477
Ford Credit Auto Owner Trust, Ser. 2006-B, Class C	Aaa	5.680%	06/15/12	2,100	2,181,888
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.511%	12/15/17	4,200	3,906,000
Katonah Ltd., Ser. 2005-7A, Class A2, 144A(a)	A2	0.510%	11/15/17	3,867	3,576,578
MBNA Credit Card Master Note Trust
Ser. 2002-C3, Class C3(a)	A3	1.580%	10/15/14	1,900	1,861,672
Ser. 2004-C2, Class C2(a)	A3	1.130%	11/15/16	1,500	1,389,973
Ser. 2005-A10, Class A10(a)	Aaa	0.290%	11/15/15	2,400	2,363,015
Ser. 2005-A2, Class A2(a)	Aaa	0.310%	10/15/14	2,100	2,081,800
Ser. 2006-A2, Class A2(a)	Aaa	0.290%	06/15/15	1,000	987,160
Ser. 2006-A5, Class A5(a)	Aaa	0.290%	10/15/15	1,250	1,231,409
Ser. 2006-C1, Class C1(a)	A3	0.650%	07/15/15	5,000	4,723,571
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004- 3A, Class A1LA, 144A(a)	Aaa	0.665%	02/15/16	3,258	3,129,013
Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A	Aa2	7.125%	01/15/13	2,171	2,257,559
Venture CDO Ltd., Ser. 2003-1A, Class A1, 144A(a)	Aa2	0.749%	01/21/16	4,026	3,830,038

					77,389,097

Residential Mortgage-Backed Securities — 5.2%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	Aa2	1.146%	09/25/33	2,188	1,744,878
Ameriquest Mortgage Securities, Inc.
Ser. 2001-2, Class M3(a)	Baa2	3.171%	10/25/31	674	422,461
Ser. 2003-AR3, Class M6(a)(b)	Ba3	5.871%	10/25/33	1,600	189,894
Ser. 2004-R8, Class M1(a)	Aa1	0.886%	09/25/34	950	717,473
Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2(a)	CC(c)	1.596%	10/25/32	134	10,271
Argent Securities, Inc.
Ser. 2003-W2, Class M4(a)	Baa1	5.871%	09/25/33	2,400	1,644,693
Ser. 2004-W10, Class A2(a)	Aaa	0.636%	10/25/34	1,802	1,549,860
Ser. 2004-W6, Class M1(a)	Aa2	0.796%	05/25/34	4,700	3,538,097
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Aa2	1.296%	08/25/33	2,592	1,938,499
Asset Backed Securities Corp. Home Equity, Ser. 2003- HE3, Class M1(a)	Aa3	1.475%	06/15/33	1,955	1,498,456

Bear Stearns Asset Backed Securities Trust
Ser. 2004-HE2, Class M1(a)	Aa2	0.846%	03/25/34	4,892	3,470,116
Ser. 2004-HE3, Class M2(a)	A2	1.971%	04/25/34	3,005	2,203,287
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	Ca	3.621%	03/25/33	348	21,859
Centex Home Equity, Ser. 2004-B, Class AF6	Aaa	4.186%	03/25/34	1,300	1,193,187
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-RES1, Class M3(a)	A3	1.326%	11/25/34	177	59,719
Countrywide Asset-Backed Certificates, Ser. 2004-12, Class MV3(a)	Aa3	0.906%	03/25/35	2,670	1,774,400
CS First Boston Mortgage Securities Corp., Ser. 2002- HE4, Class M2(a)	B2	2.496%	08/25/32	149	37,372
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	1,300	1,013,893
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	A1	0.726%	09/25/35	3,600	2,704,263
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF6, Class M2(a)	A1	0.686%	05/25/36	2,575	1,133,926
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa3	1.296%	12/25/33	374	271,311
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Aaa	1.221%	11/25/33	4,007	3,356,150
HFC Home Equity Loan Asset Backed Certificates
Ser. 2004-1, Class A(a)	Aaa	0.590%	09/20/33	2,074	1,831,461
Ser. 2004-1, Class M(a)	Aa2	0.760%	09/20/33	1,879	1,600,536
Ser. 2006-1, Class M1(a)	Aa1	0.520%	01/20/36	1,156	992,852
Ser. 2006-2, Class A1(a)	Aaa	0.390%	03/20/36	321	297,559
Ser. 2006-2, Class A2(a)	Aaa	0.420%	03/20/36	390	348,334
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Caa2	0.546%	03/25/36	3,200	1,175,638
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa1	0.996%	02/25/34	4,250	3,268,935
Master Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	Aa2	1.026%	02/25/34	4,027	3,161,495
Merrill Lynch Mortgage Investors, Inc.
Ser. 2004-HE2, Class M1(a)	AA+(c)	1.046%	08/25/35	1,000	700,029
Ser. 2004-OPT1, Class A1A(a)	AAA(c)	0.506%	06/25/35	3,181	2,535,152
Morgan Stanley ABS Capital I
Ser. 2002-NC6, Class M2(a)	B3	3.396%	11/25/32	174	39,372
Ser. 2003-HE1, Class M1(a)	Aa2	1.446%	05/25/33	2,098	1,591,973
Ser. 2004-NC1, Class M1(a)	Aa2	1.296%	12/27/33	1,193	965,841
Ser. 2004-OP1, Class M1(a)	Aa1	0.826%	11/25/34	3,688	2,829,741
Ser. 2004-WMC1, Class M1(a)	Aa1	1.176%	06/25/34	3,176	2,322,564
Ser. 2004-WMC2, Class M1(a)	Aa1	1.161%	07/25/34	3,213	2,490,460
New Century Home Equity Loan Trust
Ser. 2003-4, Class M1(a)	Aa2	1.371%	10/25/33	5,016	4,200,466
Ser. 2004-4, Class M1(a)	Aa1	0.756%	02/25/35	3,285	3,012,606
Residential Asset Mortgage Products, Inc., Ser. 2004- RS12, Class MII2(a)(b)	Aa3	1.046%	12/25/34	1,443	1,322,149
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.221%	02/25/34	1,000	843,706
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	Aaa	1.371%	12/25/32	810	663,816
Securitized Asset Backed Receivables LLC Trust
Ser. 2004-NC1, Class M1(a)	Aa2	0.766%	02/25/34	4,452	3,275,703
Ser. 2006-FR1, Class M1(a)	Caa1	0.646%	11/25/35	2,000	125,113
Specialty Underwriting & Residential Finance, Ser. 2004- BC1, Class M1(a)	Aa2	1.011%	02/25/35	123	104,173
Structured Asset Investment Loan Trust
Ser. 2004-2, Class A4(a)	AAA(c)	0.951%	03/25/34	2,297	1,697,886
Ser. 2004-7, Class A8(a)	AAA(c)	0.846%	08/25/34	1,400	998,318
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)(b)	CC(c)	3.246%	07/25/32	1,345	754,678

					73,644,621

TOTAL ASSET-BACKED SECURITIES (cost $154,214,411)					151,033,718

BANK LOANS — 2.8%
Automotive
Oshkosh Truck Corp.(a)(b)	Ba3	6.259%	12/06/13	688	688,699

Cable — 0.5%
Charter Communications Operating LLC, Term B(b)	Ba2	2.305%	03/06/14	328	316,639
Charter Communications Operating LLC, Term C(b)	Ba2	3.550%	09/06/16	2,664	2,590,340
Discovery Communications, Inc.(a)(b)	Baa3	5.576%	05/14/14	1,299	1,310,065
Insight Midwest Holding LLC(a)(b)	B1	1.500%	10/06/13	2,653	2,595,123

					6,812,167

Capital Goods — 0.1%
Capital Safety Group Ltd.(a)(b)	B3	2.498%	07/20/15	409	362,184
Capital Safety Group Ltd.(a)(b)	B3	2.998%	07/20/16	1,091	965,316

					1,327,500

Consumer — 0.1%
Huish Detergents, Inc.(a)(b)	Ba2	2.000%	04/26/14	205	196,935
Pilot Travel Centers LLC(b)	Ba2	0.500%	12/31/15	1,125	1,132,728

					1,329,663

Electric — 0.3%
NRG Energy, Inc.(a)(b)	Baa3	0.190%	02/01/13	1,171	1,144,714
NRG Energy, Inc.(a)(b)	Baa3	2.031%	02/01/13	1,774	1,733,628
Texas Competitive Electric Holdings Co. LLC(a)(b)	B1	3.730%	10/10/14	1,950	1,598,187

					4,476,529

Gaming — 0.1%
MotorCity Casino Hotel(b)	B3	8.500%	07/13/12	1,626	1,597,597

Healthcare & Pharmaceutical — 0.9%
HCA, Inc.(a)(b)	Ba3	2.540%	11/18/13	1,570	1,530,716
Health Management Associates, Inc. Term B(a)(b)	B1	2.040%	02/28/14	1,875	1,813,931
PTS Acquisitions Corp.(a)(b)	Ba3	2.496%	04/10/14	3,793	3,535,158
Royalty Pharma Finance Trust(b)	Baa3	7.750%	05/15/15	4,000	3,870,000
Warner Chilcott Corp.(a)(b)	B1	5.500%	10/30/14	587	587,316
Warner Chilcott Corp.(a)(b)	B1	5.750%	04/30/15	450	450,456
Warner Chilcott Corp.(a)(b)	B1	5.750%	04/30/15	270	270,515

					12,058,092

Non-Captive Finance — 0.3%
International Lease Finance Corp.(b)	Ba2	6.750%	03/17/15	1,990	2,035,791
International Lease Finance Corp.(b)	Ba3	6.750%	03/17/16	1,460	1,476,036

					3,511,827

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(a)(b)	Ba2	2.492%	11/08/14	1,504	1,481,735

Technology — 0.4%
Fidelity National Information Services, Inc.(b)	Ba1	4.484%	01/18/12	74	74,890
First Data Corp.(a)(b)	B1	3.000%	09/24/14	1,024	906,717
First Data Corp.(a)(b)	B1	3.032%	09/24/14	1,950	1,720,388
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	2.490%	10/01/14	2,272	2,167,825
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	2.501%	10/01/14	653	622,938

					5,492,758

TOTAL BANK LOANS (cost $39,888,171)					38,776,567

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,530	1,498,710
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	323	308,285
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	A1	2.781%	02/25/34	2,237	1,927,823
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(c)	5.000%	03/25/20	1,264	1,020,783

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $5,406,387)					4,755,601

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.4%
Banc of America Commercial Mortgage, Inc.
Ser. 2005-1, Class ASB(a)	AAA(c)	5.018%	11/10/42	4,486	4,701,530
Ser. 2007-1, Class A2	Aaa	5.381%	01/15/49	5,000	5,161,850
Ser. 2007-4, Class A3(a)	AAA(c)	5.811%	02/10/51	6,460	6,616,756
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	2,445	2,530,379

Bear Stearns Commercial Mortgage Securities
Ser. 2005-T18, Class AAB(a)	Aaa	4.823%	02/13/42	2,475	2,576,538
Ser. 2005-T20, Class AAB(a)	Aaa	5.134%	10/12/42	3,400	3,566,301
Ser. 2006-PW13, Class A3	AAA(c)	5.518%	09/11/41	4,024	4,253,062
Citigroup Commercial Mortgage Trust
Ser. 2006-C5, Class A2	Aaa	5.378%	10/15/49	7,000	7,295,948
Ser. 2008-C7, Class A2A	Aaa	6.034%	12/10/49	3,620	3,809,507
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB(a)	Aaa	5.394%	01/15/46	3,000	3,182,849
Commercial Mortgage Loan Trust, Pass-Through Certificates, Ser. 2006-C7, Class A3(a)	AAA(c)	5.704%	06/10/46	1,598	1,664,977
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-CP4, Class B	AAA(c)	6.330%	12/15/35	1,400	1,459,761
Credit Suisse Mortgage Capital Certificates
Ser. 2006-C1, Class A4(a)	AAA(c)	5.549%	02/15/39	4,400	4,534,586
Ser. 2006-C4, Class A2	Aaa	5.361%	09/15/39	460	473,114
Ser. 2006-C5, Class A2	Aaa	5.246%	12/15/39	3,810	3,958,150
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	7,430	7,670,733
CS First Boston Mortgage Securities Corp., Ser. 2005-C3, Class A3	Aaa	4.645%	07/15/37	3,950	4,080,127
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(a)	AAA(c)	5.334%	03/10/44	4,300	4,477,219
Greenwich Capital Commercial Funding Corp.
Ser. 2005-GG5, Class A5(a)	Aaa	5.224%	04/10/37	4,900	4,922,066
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	6,010	6,185,563
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	6,920	7,183,743
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	8,981	9,299,380
Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	5,000	5,084,059
Ser. 2006-LDP6, Class A4(a)	Aaa	5.475%	04/15/43	900	923,777
Ser. 2006-LDP7, Class A2(a)	Aaa	5.860%	04/15/45	4,500	4,636,013
Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	2,435	2,472,161
Ser. 2007-CB19, Class A2(a)	Aaa	5.746%	02/12/49	656	675,289
Ser. 2007-LD11, Class A2(a)	Aaa	5.803%	06/15/49	4,190	4,333,114
Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	4,285	4,301,755
LB-UBS Commercial Mortgage Trust
Ser. 2004-C8, Class A6(a)	Aaa	4.799%	12/15/29	4,200	4,037,064
Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	7,126	7,499,684
Ser. 2007-C1, Class A2	AAA(c)	5.318%	02/15/40	6,000	6,116,386
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(c)	5.656%	05/12/39	7,920	8,233,626
Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 2006-2, Class A4(a)	Aaa	5.908%	06/12/46	2,625	2,759,440
Ser. 2006-3, Class ASB(a)	Aaa	5.382%	07/12/46	2,095	2,190,665
Ser. 2007-7, Class A2(a)	Aaa	5.693%	06/12/50	347	359,227
Ser. 2007-8, Class A2(a)	AAA(c)	5.920%	08/12/49	4,400	4,677,834
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	5,415	5,651,388
Morgan Stanley Capital Group, Inc.
Ser. 2006-IQ12, Class AAB	AAA(c)	5.325%	12/15/43	1,400	1,482,702
Ser. 2006-T23, Class A3(a)	AAA(c)	5.808%	08/12/41	1,318	1,387,454
Morgan Stanley Capital I, Ser. 2006-IQ12, Class ANM	AAA(c)	5.310%	12/15/43	5,500	5,688,974
Wachovia Bank Commercial Mortgage Trust
Ser. 2003-C9, Class A3	AAA(c)	4.608%	12/15/35	3,893	3,994,964
Ser. 2005-C18, Class APB	Aaa	4.807%	04/15/42	1,500	1,562,086
Ser. 2005-C22, Class A3(a)	Aaa	5.290%	12/15/44	2,800	2,887,502
Ser. 2006-C24, Class A3(a)	Aaa	5.558%	03/15/45	2,050	2,156,446
Ser. 2006-C25, Class A4(a)	Aaa	5.740%	05/15/43	6,000	6,203,631
Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	5,000	5,182,287
Ser. 2007-C33, Class A2(a)	Aaa	5.857%	02/15/51	5,000	5,242,499
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,600	3,783,187

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $177,544,783)					203,127,353

CORPORATE BONDS — 45.4%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc., Gtd. Notes, 144A(d)	Baa2	6.375%	06/01/19	1,350	1,466,297

Airlines — 1.1%
American Airlines Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 01-1(d)	B2	6.817%	05/23/11	2,750	2,763,750

Continental Airlines, Inc., Pass-thru Certs.
Ser. 2000-1, Class A-1(b)	Baa2	7.487%	10/02/10	7,954	7,954,000
Ser. 2000-1, Class A-1(b)	Baa2	6.703%	06/15/21	3	2,463
Ser. 2001-1, Class A-1	Ba1	7.373%	12/15/15	1,022	965,965
Ser. A(d)	Baa1	5.983%	04/19/22	1,850	1,817,625
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	1,563	1,563,204
United Airlines, Inc., Pass-thru Certs., Ser. 2007-1, Class A	Ba1	6.636%	07/02/22	1,156	1,069,652

					16,136,659

Automotive — 0.5%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.875%	06/15/10	5,615	5,667,220
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	9.875%	08/10/11	1,300	1,378,758
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	660	672,685

					7,718,663

Banking — 5.5%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cyprus), Notes, 144A, MTN(b)	Ba1	8.200%	06/25/12	1,500	1,582,500
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	2,785	3,373,189
Bank of America, Sub. Notes	A1	5.300%	03/15/17	790	782,022
Bank of America Corp., Jr. Sub. Notes(a)	Ba3	8.000%	12/29/49	3,500	3,571,155
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.000%	09/01/17	1,495	1,554,839
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	1,610	1,781,132
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,575	1,820,212
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	726,232
Chuo Mitsui Trust & Banking Co. Ltd. (Japan), Jr. Sub. Notes, 144A(a)	A3	5.506%	12/29/49	3,050	2,926,725
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	11/21/17	2,050	2,108,774
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	4,120	4,756,140
Citigroup, Inc., Unsec’d. Notes(d)	A3	8.500%	05/22/19	1,375	1,604,881
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	3,670	3,901,217
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	3,065	2,264,888
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	A1	6.150%	04/01/18	1,355	1,433,698
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.250%	09/01/17	3,195	3,435,932
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	440	439,448
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan), Gtd. Notes., 144A	Ba2	9.250%	10/16/13	1,205	1,298,387
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	05/02/36	995	1,025,323
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	09/15/37	2,255	2,337,492
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.800%	06/01/38	2,035	2,182,187
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba1	7.250%	08/29/49	2,380	2,275,932
ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	11/16/10	2,500	2,550,525
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	Baa1	7.900%	04/29/49	2,180	2,324,098
KBC Bank Funding Trust III, Gtd. Notes., 144A(a)(b)	Ba3	4.299%	11/29/49	5,000	3,350,000
Krung Thai Bank PCL (Thailand), Sub. Notes(a)	Baa3	7.378%	10/29/49	1,590	1,507,722
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A	Aa3	5.800%	01/13/20	3,650	3,561,261
Merrill Lynch & Co., Inc., Notes, MTN(d)	A2	6.875%	04/25/18	2,860	3,082,133
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	6.050%	08/15/12	1,500	1,602,008
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.110%	01/29/37	1,785	1,642,364
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	4,035	4,091,111
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,635	2,625,709
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN(d)	A1	6.400%	10/21/19	1,525	1,524,619
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	1,975	1,999,213

					77,043,068

Brokerage — 0.2%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	6.875%	05/02/18	2,740	647,325
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	Baa2	6.700%	03/04/20	1,500	1,556,721

					2,204,046

Building Materials & Construction — 1.0%
Centex Corp., Sr. Unsec’d. Notes	B1	5.700%	05/15/14	2,500	2,543,750
KB Home, Gtd. Notes(d)	B1	6.375%	08/15/11	447	457,058
Lennar Corp., Gtd. Notes, Ser. B	B3	5.950%	10/17/11	3,060	3,136,500
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13	2,600	2,777,931
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.150%	05/15/15	4,695	4,685,037

					13,600,276

Cable — 1.9%
Cablevision Systems Corp., Sr. Notes, 144A	B1	8.625%	09/15/17	3,175	3,357,563
Charter Communications Operating LLC / Charter Communications Operating Capital, Sec’d. Notes, 144A(d)	B1	8.000%	04/30/12	7,770	8,255,625
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	1,065	1,423,020
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 144A	Baa3	4.750%	10/01/14	3,100	3,238,613
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26	750	859,665
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.850%	05/01/17	1,420	1,520,466
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18	5,520	6,167,833
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14	1,115	1,308,353

					26,131,138

Capital Goods — 1.1%
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A(d)	B2	8.625%	08/01/15	1,300	1,300,000
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 144A	A3	4.625%	09/11/15	2,485	2,553,964
Noble Group Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa3	6.750%	01/29/20	1,165	1,204,319
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	6,500	5,268,952
Textron, Inc., Sr. Unsec’d. Notes(d)	Baa3	7.250%	10/01/19	2,350	2,538,916
Waste Management, Inc., Sr. Unsec’d. Notes	Baa3	7.650%	03/15/11	2,100	2,218,295

					15,084,446

Chemicals — 1.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900%	02/15/15	750	811,968
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	2,050	2,340,264
Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	Baa3	8.550%	05/15/19	2,450	2,963,865
Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	Baa3	9.400%	05/15/39	1,450	1,943,637
INVISTA, Sr. Unsec’d. Notes, 144A (original cost $3,198,854; purchased date 3/10/10 - 3/11/10)(b)(f)	Ba3	9.250%	05/01/12	3,134	3,173,175
LBI Escrow Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000%	11/01/17	2,100	2,178,750
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	B1	6.500%	01/15/12	1,440	1,476,000
Union Carbide Chemical & Plastics Co., Gtd. Notes	Ba2	7.875%	04/01/23	3,058	2,924,212

					17,811,871

Consumer — 0.2%
Realogy Corp., Gtd. Notes, PIK	Ca	11.000%	04/15/14	2	1,412
Visant Corp., Gtd. Notes	B1	7.625%	10/01/12	750	751,875
Visant Holding Corp., Sr. Notes	B3	8.750%	12/01/13	2,165	2,219,125

					2,972,412

Electric — 4.3%
AES Corp. (The), Sr. Sec’d. Notes, 144A(d)	Ba3	8.750%	05/15/13	5,007	5,082,105
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa1	5.700%	03/15/13	2,950	3,200,429
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	1,000	1,086,939
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	6.300%	02/01/14	3,400	3,787,576
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A3	6.000%	02/02/18	600	617,541
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	2,097,927
Empresa Nacional de Electricidad SA (Chile), Unsub. Notes	Baa3	8.350%	08/01/13	625	712,555
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	3,200	3,044,566
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	06/15/12	750	825,582
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	09/15/33	1,150	1,225,059
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa3	7.375%	01/15/14	3,700	4,090,864
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	500	521,118
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.200%	10/01/17	1,930	2,100,380
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,900	1,921,282
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A2	6.250%	06/17/14	5,795	6,350,063
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300%	05/01/11	4,205	4,320,638
Mirant MID Atlantic Pass-Through Trust A, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	2,770	2,856,076
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	1,345	1,333,188

North American Energy Alliance LLC / North American Energy Alliance Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,563,824; purchased date 09/22/09)(f)	Ba3	10.875%	06/01/16	1,600	1,704,000
Oncor Electric Delivery Co. LLC, First Mtge. Bonds	Baa1	6.800%	09/01/18	1,460	1,640,231
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.000%	05/01/10	7,150	7,172,710
Transalta Corp. (Canada), Sr. Unsec’d. Notes(d)	Baa2	6.650%	05/15/18	1,953	2,107,064
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,047,899

					59,845,792

Energy - Integrated — 0.5%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	Baa2	6.750%	11/15/39	3,325	3,606,179
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	615	607,314
Hess Corp., Sr. Unsec’d. Notes(d)	Baa2	8.125%	02/15/19	500	609,475
Western Oil Sand, Inc. (Canada), Gtd. Notes	Baa1	8.375%	05/01/12	1,900	2,134,570

					6,957,538

Energy - Other — 1.0%
Anadarko Petroleum Corp., Unsec’d. Notes	Baa3	6.200%	03/15/40	875	860,925
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	3,846	3,951,919
GS Caltex Corp. (South Korea), Sr. Unsec’d. Notes, 144A	Baa2	7.750%	07/25/11	3,000	3,203,526
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(d)	Ba1	6.875%	05/01/18	1,750	1,749,022
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	04/15/13	4,107	4,585,630

					14,351,022

Foods — 1.7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	4.125%	01/15/15	2,975	3,060,975
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	6.875%	11/15/19	2,200	2,526,025
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	1,640	1,950,586
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	2,270	2,309,725
Corp. Pesquera Inca Sac (Peru), Gtd. Notes, 144A	B2	9.000%	02/10/17	1,000	1,010,000
Kraft Foods, Inc., Sr. Unsec’d. Notes(d)	Baa2	6.125%	02/01/18	2,770	3,031,460
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,005	1,041,463
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes, 144A	Baa1	3.500%	11/01/14	1,285	1,273,729
Ralcorp Holdings, Inc., Gtd. Notes, 144A	Baa3	6.625%	08/15/39	2,700	2,684,140
Stater Brothers Holdings, Gtd. Notes(d)	B2	8.125%	06/15/12	2,525	2,537,625
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	1,000	1,075,000
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	1,705	1,828,592

					24,329,320

Gaming — 0.1%
MGM Mirage, Sr. Sec’d. Notes, 144A(d)	B1	10.375%	05/15/14	1,115	1,229,288
MGM Mirage, Sr. Sec’d. Notes(d)	B1	13.000%	11/15/13	675	786,375

					2,015,663

Healthcare & Pharmaceutical — 1.2%
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A (original cost $1,635,332; purchased date 8/10/09(b)(f)	B1	12.375%	11/01/14	1,650	1,806,750
Carefusion Corp., Sr. Unsec’d. Notes	Baa3	6.375%	08/01/19	1,525	1,667,668
Express Scripts, Inc., Gtd. Notes	Baa3	6.250%	06/15/14	3,450	3,822,369
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.550%	03/30/12	2,500	2,658,687
McKesson Corp., Sr. Unsec’d. Notes	Baa3	6.500%	02/15/14	2,800	3,127,421
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.450%	03/15/20	1,650	1,642,100
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625%	01/15/12	2,500	2,600,000

					17,324,995

Healthcare Insurance — 1.0%
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.750%	12/15/37	1,900	2,036,900
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,195,888
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	4,025	4,005,668
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	2,610	2,797,312
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	760	772,599
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	195	202,705
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	02/15/38	2,000	2,122,552

					14,133,624

Insurance — 2.4%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500%	08/01/16	2,475	2,679,475
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	1,820	1,786,479
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.050%	10/01/15	315	292,536
American International Group, Inc., Sr. Unsec’d. Notes, MTN(g)	A3	5.850%	01/16/18	3,700	3,437,914
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,493,822
Chubb Corp., Jr. Sub. Notes(a)	A3	6.375%	03/29/67	1,775	1,786,094
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,278,747
Lincoln National Corp., Jr. Sub. Notes(a)	Ba1	6.050%	04/20/67	350	291,375
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,546,806
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	8.875%	06/01/39	1,200	1,528,603
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	2,000	2,335,324
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	500	501,784
Progressive Corp. (The), Jr. Sub. Notes(a)(d)	A2	6.700%	06/15/37	1,015	996,595
Teachers Insurance & Annuity Association of America, Notes, 144A	Aa2	6.850%	12/16/39	2,310	2,505,731
Travelers Cos., Inc. (The), Jr. Sub. Notes(a)	A3	6.250%	03/15/37	1,110	1,092,634
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	6,820	7,181,596
XL Capital Ltd. (Cayman Islands), Jr. Sub. Notes, Ser. E(a)	Ba1	6.500%	12/31/49	1,880	1,598,000
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	144,724

					34,478,239

Lodging — 0.5%
Felcor Lodging LP, Sr. Sec’d. Notes(d)	B2	10.000%	10/01/14	2,350	2,420,500
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	3,060	3,312,450
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(d)	Ba1	6.250%	02/15/13	980	1,029,000

					6,761,950

Media & Entertainment — 2.5%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	225,790
CBS Corp., Gtd. Notes(d)	Baa3	8.200%	05/15/14	4,800	5,604,015
Gannett Co., Inc., Sr. Unsec’d. Notes(d)	Ba2	5.750%	06/01/11	2,240	2,276,400
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	1,100	1,124,750
Historic Tw, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	237,236
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	435	428,780
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	210	229,247
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,572,918
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Baa3	4.950%	04/01/14	7,000	7,035,112
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Baa3	8.600%	08/15/16	4,750	5,271,479
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28	2,153	2,340,541
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	1,440	1,654,429
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.375%	09/15/14	860	888,544
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	04/30/16	2,470	2,728,873
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	10/05/37	1,240	1,297,962
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	04/30/36	580	614,907
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	04/04/13	2,000	2,151,694

					35,682,677

Metals — 2.1%
AK Steel Corp., Gtd. Notes	Ba3	7.750%	06/15/12	5,760	5,788,800
Arcelormittal (Luxembourg), Sr. Unsec’d. Notes(d)	Baa3	6.125%	06/01/18	1,550	1,627,046
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	2,095	2,330,687
Newmont Mining Corp., Gtd. Notes	Baa2	6.250%	10/01/39	2,025	2,024,941
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(d)	Baa1	9.000%	05/01/19	5,785	7,424,648
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Ba1	10.250%	05/15/16	500	595,000
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes(d)	Ba1	10.750%	05/15/19	1,800	2,205,000
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.000%	02/01/18	2,000	1,970,000
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/21/36	690	713,840
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	1,400	1,450,607
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500%	11/16/11	3,430	3,598,410

					29,728,979

Non-Captive Finance — 3.0%
American General Finance Corp., Sr. Unsec’d. Notes, MTN	B2	6.900%	12/15/17	2,000	1,751,818
Block Financial LLC, Gtd. Notes, Reg.-S	Baa1	7.875%	01/15/13	5,700	6,444,637
Bosphorus Financial Services Ltd. (Cayman Islands), Sr. Sec’d. Notes, MTN, Reg.- S(a)(b)	A3	2.050%	02/15/12	1,113	1,086,245
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	1,500	1,565,707
General Electric Capital Australia Funding Pty Ltd. (Australia), Gtd. Notes, MTN	Aa2	6.000%	04/15/15	AUD 4,440	3,810,258
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	1,675	1,592,505
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(d)(h)	Aa2	6.000%	08/07/19	7,275	7,687,267
GMAC, Inc., Gtd. Notes	B3	6.875%	09/15/11	2,260	2,296,725
GMAC, Inc., Gtd. Notes	B3	7.250%	03/02/11	1,660	1,689,050
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	7.400%	09/29/36	6,500	5,405,913
Preferred Term Securities X (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(b)	A2	0.971%	07/03/33	3,075	1,937,372
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14	4,150	3,840,348
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	3,200	3,236,355

					42,344,200

Packaging — 0.8%
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19	3,505	3,645,200
Sealed Air Corp., Sr. Unsec’d. Notes, 144A(d)	Baa3	5.625%	07/15/13	6,600	6,974,946

					10,620,146

Paper — 1.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(d)	Ba3	8.125%	05/15/11	3,965	4,163,250
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	1,000	1,068,653
International Paper Co., Sr. Unsec’d. Notes(d)	Baa3	7.500%	08/15/21	1,650	1,874,918
MeadWestvaco Corp., Sr. Unsec’d. Notes	Ba1	7.375%	09/01/19	4,400	4,820,191
Rock-Tenn Co., Sr. Sec’d. Notes	Ba2	8.200%	08/15/11	2,000	2,095,000

					14,022,012

Pipelines & Other — 0.6%
Dcp Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20	825	826,673
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(d)	Baa2	6.500%	09/01/39	1,545	1,588,110
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33	1,550	1,727,866
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16	2,275	2,541,598
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	07/15/11	2,240	2,339,071

					9,023,318

Railroads — 0.1%
Union Pacific Corp., Sr. Unsec’d. Notes(d)	Baa2	5.750%	11/15/17	1,450	1,554,019

Real Estate Investment Trusts — 1.6%
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 144A(d)	Ba3	11.750%	09/10/14	1,220	1,296,250
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	2,900	3,114,391
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	2,300	2,388,502
ProLogis, Sr. Sec’d. Notes(d)	Baa2	6.875%	03/15/20	100	98,774
ProLogis, Sr. Unsec’d. Notes	Baa2	7.375%	10/30/19	1,650	1,693,761
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	6.750%	08/15/19	1,545	1,612,295
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	4.200%	02/01/15	765	766,942
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.300%	05/30/13	3,400	3,597,608
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	6.750%	05/15/14	980	1,072,184
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%	04/01/19	1,685	2,118,662
WEA Finance LLC , Gtd. Notes, 144A(d)	A2	5.750%	09/02/15	4,000	4,209,936

					21,969,305

Retailers — 1.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	3,350	3,329,491
GameStop Corp., Gtd. Notes	Ba1	8.000%	10/01/12	5,325	5,524,688
Macy’s Retail Holdings, Inc., Gtd. Notes(d)	Ba2	5.350%	03/15/12	1,800	1,890,000
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	5.875%	01/15/13	7,800	8,151,000
Target Corp., Sr. Unsec’d. Notes	A2	6.500%	10/15/37	800	870,593
Target Corp., Sr. Unsec’d. Notes	A2	7.000%	01/15/38	1,870	2,161,587

					21,927,359

Structured Notes — 0.5%
Dow Jones CDX North America High Yield, Pass-thru Certs., Ser. 5-T3, 144A	Caa3	8.250%	12/29/10	7,488	7,581,676

Technology — 2.4%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A	B2	8.125%	12/15/17	1,530	1,575,900
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	BBB-(c)	4.700%	06/01/10	5,785	5,806,694
Amphenol Corp., Sr. Unsec’d. Notes	Baa3	4.750%	11/15/14	2,475	2,546,005
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	6.000%	04/01/20	3,400	3,430,447
FISERV, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,600	1,741,370
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	121	130,739
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba3	6.375%	10/01/11	2,115	2,189,025
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Ba1	10.000%	05/01/14	2,910	3,295,575
Sensata Technologies BV (Netherlands), Gtd. Notes	Caa1	8.000%	05/01/14	4,370	4,512,025
Stats ChipPAC Ltd. (Singapore), Gtd. Notes	Ba1	6.750%	11/15/11	2,500	2,478,125
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	2,610	2,743,762
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,000	2,016,516
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	870	922,811

					33,388,994

Telecommunications — 2.9%
America Movil SAB de CV (Mexico), Gtd. Notes, 144A	A2	6.125%	03/30/40	795	776,866
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	3,015	3,665,498
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	328	413,044
CC Holdings GS V LLC, Sr. Sec’d. Notes, 144A(d)	Baa3	7.750%	05/01/17	3,000	3,270,000
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(d)(g)	A2	8.500%	11/15/18	2,960	3,693,071
CenturyTel, Inc., Sr. Unsec’d. Notes, Ser. P(d)	Baa3	7.600%	09/15/39	1,250	1,204,944
Embarq Corp., Sr. Unsec’d. Notes (original cost $8,523,664; purchased date 05/12/06 - 01/12/09)(b)(f)	Baa3	7.082%	06/01/16	9,000	9,802,323
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.250%	02/15/11	1,925	1,992,375
Qwest Capital Funding, Inc., Gtd. Notes(d)	B1	7.900%	08/15/10	1,150	1,164,375
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.375%	05/01/16	1,100	1,237,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	3,300	3,613,500
Sprint Capital Corp., Gtd. Notes(d)	Ba3	7.625%	01/30/11	5,235	5,385,506
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.875%	10/01/10	3,400	3,459,337
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	5	5,637
Verizon Communications, Inc., Sr. Unsec’d. Notes(d)	A3	6.350%	04/01/19	900	996,487

					40,680,463

Tobacco — 0.7%
Altria Group, Inc., Gtd. Notes(g)	Baa1	9.950%	11/10/38	6,005	7,885,544
Lorillard Tobacco Co., Sr. Unsec’d. Notes(d)	Baa2	8.125%	06/23/19	2,075	2,286,021

					10,171,565

TOTAL CORPORATE BONDS (cost $610,590,449)					639,061,732

FOREIGN AGENCIES — 1.9%
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN, Reg.-S	Ba1	6.850%	07/02/37	4,470	3,765,975
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Ba1	6.850%	07/02/37	190	163,156
Export-Import Bank of Korea (South Korea)	A2	5.875%	01/14/15	2,230	2,403,835
Export-Import Bank of Korea (South Korea)	A2	8.125%	01/21/14	820	951,293
GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A(d)	Baa1	8.125%	07/31/14	2,810	3,143,688
GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19	2,055	2,430,037
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	8.125%	07/31/14	600	670,560
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	4,740	5,605,050
Gazprom International SA (Luxembourg), Gtd. Notes, 144A	BBB+(c)	7.201%	02/01/20	932	990,347
Korea Development Bank (South Korea)	A2	4.375%	08/10/15	1,975	2,004,528
Korea Expressway Corp. (South Korea), 144A(d)	A2	4.500%	03/23/15	2,825	2,867,635
National Power Corp. (Philippines), 144A(a)	BB-(c)	4.502%	08/23/11	1,530	1,585,386

TOTAL FOREIGN AGENCIES (cost $24,321,455)					26,581,490

MUNICIPAL BONDS — 0.5%
New Jersey State Turnpike Authority, Build America Bonds(d)	A3	7.414%	01/01/40	2,050	2,382,736
State of California, Build America Bonds	Baa1	7.300%	10/01/39	2,280	2,287,684
State of California, Build America Bonds	Baa1	7.625%	03/01/40	725	755,580
University of California Rev., Build America Bonds	Aa1	5.770%	05/15/43	1,400	1,349,796

TOTAL MUNICIPAL BONDS (cost $6,484,843)					6,775,796

SOVEREIGNS — 2.1%
Government of Hungary (Hungary), Ser. 15/A	Baa1	8.000%	02/12/15	HUF 693,400	3,786,419
Government of Jamaica (Jamaica)	B3	11.000%	07/27/12	EUR 620	866,717
Hungary Government Bond (Hungary), Ser. 19/A	Baa1	6.500%	06/24/19	HUF 682,020	3,387,306
Mexican Bonos (Mexico)
Ser. M 10	Baa1	8.000%	12/17/15	MXN 32,440	2,746,280
Ser. M 30	Baa1	10.000%	11/20/36	MXN 28,580	2,737,507
Peru Government International Bond (Cayman Islands), Sr. Sec’d. Notes, 144A(i)	Baa3	3.160%	05/31/18	1,647	1,305,463
Poland Government Bond (Poland), Ser. 1019	A(c)	5.500%	10/25/19	PLN 10,160	3,552,134
Poland Government International Bond (Poland)	A2	6.375%	07/15/19	1,550	1,698,053
Qatar Government International Bond (Qatar), 144A	Aa2	6.400%	01/20/40	2,445	2,555,025
Republic of Poland (Poland), Ser. 1015	A2	6.250%	10/24/15	PLN 9,910	3,652,809
South Africa Government International Bond (South Africa)	A3	7.375%	04/25/12	600	657,780
Ukraine Government International Bond (Ukraine)	B2	6.385%	06/26/12	1,340	1,336,784
Venezuela Government International Bond (Venezuela)	B2	9.250%	09/15/27	2,505	1,960,163

TOTAL SOVEREIGNS (cost $29,895,728)					30,242,440

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
Federal Home Loan Mortgage Corp. (cost $1,314,658)		2.875%	02/09/15	1,315	1,323,075

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 12.2%
Federal Home Loan Mortgage Corp.		4.500%	02/01/19	1,215	1,278,572
Federal Home Loan Mortgage Corp.		5.000%	07/01/19 - 12/01/19	2,808	2,997,904
Federal Home Loan Mortgage Corp.		5.500%	10/01/33 - 06/01/34	3,827	4,097,774
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	23,000	24,207,500
Federal Home Loan Mortgage Corp.		6.000%	11/01/33 - 06/01/34	4,052	4,393,673
Federal Home Loan Mortgage Corp.		6.500%	07/01/32 - 09/01/32	2,032	2,240,015
Federal Home Loan Mortgage Corp.		7.000%	10/01/32 - 11/01/33	3,640	4,080,417
Federal National Mortgage Association		4.000%	05/01/19	912	944,426
Federal National Mortgage Association		4.500%	06/01/18 - 02/01/35	9,465	9,950,400
Federal National Mortgage Association		4.500%	TBA 30 YR	17,000	17,037,196
Federal National Mortgage Association		5.000%	01/01/19 - 01/01/20	5,424	5,785,184
Federal National Mortgage Association(a)		5.197%	10/01/37	7,915	8,312,737
Federal National Mortgage Association		5.500%	12/01/16 - 09/01/34	17,190	18,343,590
Federal National Mortgage Association		6.000%	09/01/17 - 11/01/36	15,784	17,096,303
Federal National Mortgage Association		6.000%	TBA 30 YR	24,500	26,023,606
Federal National Mortgage Association		6.500%	12/01/14 - 11/01/33	4,514	4,986,241
Federal National Mortgage Association		7.000%	05/01/32 - 06/01/32	413	464,542
Government National Mortgage Association		5.500%	01/15/33 - 01/15/36	7,063	7,528,130
Government National Mortgage Association		6.000%	12/15/32 - 11/15/34	5,907	6,382,549
Government National Mortgage Association		6.000%	TBA 30 YR	1,000	1,068,125
Government National Mortgage Association		6.500%	09/15/32 - 11/15/33	3,875	4,236,322
Government National Mortgage Association		7.500%	10/15/25 - 02/15/26	138	156,134

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $165,884,377)					171,611,340

U.S. GOVERNMENT TREASURY SECURITIES — 1.9%
U.S. Treasury Bonds(d)		4.375%	11/15/39	625	591,016
U.S. Treasury Notes(d)		3.625%	02/15/20	2,705	2,658,931
U.S. Treasury Strips Coupon(j)		4.770%	08/15/24	1,000	507,454
U.S. Treasury Strips Coupon(j)		5.950%	08/15/22	40,000	22,895,040

TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $27,170,231)					26,652,441

TOTAL LONG-TERM INVESTMENTS (cost $1,242,715,493)					1,299,941,553

	Shares
SHORT-TERM INVESTMENTS — 19.0%
AFFILIATED MUTUAL FUNDS — 19.0%
Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund (k) (cost $164,700,915)	16,649,555	145,350,617
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(k)(l) (cost $121,849,724; includes $91,652,575 of cash collateral received for securities on loan)	121,849,724	121,849,724

TOTAL AFFILIATED MUTUAL FUNDS (cost $286,550,639)		267,200,341

	Notional Amount (000)#
OUTSTANDING OPTION PURCHASED(m)
Call Option
U.S. 2 Yr. Future Options, expiring 5/21/10 @ $108.50 (cost $250,821)	$926	209,797 (n)

TOTAL SHORT-TERM INVESTMENTS (cost $286,801,460)		267,410,138

TOTAL INVESTMENTS (o) — 111.3% (cost $1,529,516,953)		1,567,351,691

LIABILITIES IN EXCESS OF OTHER ASSETS(p) (11.3)%		(158,687,389)

NET ASSETS — 100.0%		$1,408,664,302

The following abbreviations are used in portfolio descriptions:

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDO Collateralized Debt Obligation

MTN Medium Term Note

NR Not Rated by Moody’s or Standard & Poor’s

PIK Payment in Kind

TBA To Be Announced

AUD Australian Dollar

CAD Canadian Dollar

EUR Euro

HUF Hungarian Forint

INR Indian Rupee

KZT Kazakhstan Tenge

KRW South Korean Won

MYR Malaysian Ringgit

MXN Mexican Peso

NZD New Zealand Dollar

NOK Norwegian Krone

PHP Philippine Peso

PLN Polish Zloty

SEK Swedish Krona

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard & Poor’s Rating
(d)	All or a portion of security is on loan. The aggregate market value of such securities is $89,500,557; cash collateral of $91,652,575 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $14,921,674. The aggregate value of $16,486,248 is approximately 1.2% of net assets.
(g)	Security segregated as collateral for swap contracts.

(h)	Security segregated as collateral for futures contracts.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.
(j)	Rate shown reflects the effective yield at reporting date.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	Non-income producing security.
(n)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of March 31, 2010.
(o)	As of March 31, 2010, 1 security representing $3,129,013 and 0.2% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at March 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)(1)
Long Positions:
11	Euro Bund Future	Jun. 2010	$1,826,135	$1,832,640	$6,505
19	Long Gilt Future	Jun. 2010	3,308,629	3,308,522	(107)
621	2 Yr. U.S. Treasury Notes	Jun. 2010	134,804,776	134,727,891	(76,885)
2,189	5 Yr. U.S. Treasury Notes	Jun. 2010	251,801,919	251,392,969	(408,950)
666	U.S. Long Bond	Jun. 2010	77,616,860	77,339,250	(277,610)

					(757,047)

Short Positions:
20	Australian 10 Yr. Bonds	Jun. 2010	$1,892,859	$1,864,946	$27,913
726	10 Yr. U.S. Treasury Notes	Jun. 2010	84,918,012	84,397,500	520,512
83	U.S. Ultra Bond	Jun. 2010	9,887,600	9,957,406	(69,806)

					478,619

					$(278,428)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

Forward foreign currency exchange contracts outstanding at March 31, 2010:

Foreign Currency Contract	Counterparty		Notional Amount (000)	Payable at Settlement Date	Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)(1)
Purchased:
Australian Dollar expiring 04/20/10	Goldman Sachs Group LP	AUD	482	$443,303	$441,250	$(2,053)
Australian Dollar expiring 04/20/10	JPMorgan Chase & Co.	AUD	1,534	1,406,400	1,404,292	(2,108)
Canadian Dollar expiring 04/19/10	JPMorgan Chase & Co.	CAD	5,712	5,624,325	5,624,002	(323)
Euro expiring 04/26/10	Goldman Sachs Group LP	EUR	1,266	1,710,962	1,709,377	(1,585)
Hungarian Forint expiring 04/22/10	JPMorgan Chase & Co.	HUF	497,611	2,512,100	2,525,735	13,635
Indian Rupee expiring 05/24/10	Citibank N.A.	INR	159,844	3,487,000	3,542,629	55,629
Kazakhstan Tenge expiring 12/15/10	Morgan Stanley	KZT	765,887	5,253,000	5,219,212	(33,788)
Malaysian Ringgit expiring 06/10/10	JPMorgan Chase & Co.	MYR	11,638	3,483,000	3,553,880	70,880
Mexican Nuevo Peso expiring 04/07/10	JPMorgan Chase & Co.	MXN	69,376	5,615,589	5,607,336	(8,253)
New Zealand Dollar expiring 04/20/10	UBS	NZD	2,450	1,751,000	1,738,019	(12,981)
New Zealand Dollar expiring 04/20/10	JPMorgan Chase & Co.	NZD	4,883	3,491,130	3,464,303	(26,827)
Norwegian Krone expiring 04/22/10	UBS	NOK	31,094	5,257,785	5,226,612	(31,173)
Philippine Peso expiring 06/18/10	UBS	PHP	160,462	3,502,000	3,519,392	17,392
South Korean Won expiring 04/08/10	UBS	KRW	3,927,400	3,485,600	3,470,019	(15,581)
South Korean Won expiring 06/15/10	UBS	KRW	3,927,400	3,463,193	3,460,907	(2,286)
Swedish Krona expiring 04/22/10	JPMorgan Chase & Co.	SEK	13,497	1,877,956	1,869,254	(8,702)

				$52,364,343	$52,376,219	11,876

Sold:
Australian Dollar expiring 04/20/10	UBS	AUD	1,446	1,300,800	1,323,630	(22,830)
Euro expiring 04/26/10	Citibank N.A.	EUR	1,346	1,821,800	1,817,712	4,088
Hungarian Forint expiring 04/22/10	Morgan Stanley	HUF	936,747	4,787,060	4,754,667	32,393
Hungarian Forint expiring 04/22/10	Citibank N.A.	HUF	501,018	2,523,600	2,543,030	(19,430)
Mexican Nuevo Peso expiring 04/19/10	JPMorgan Chase & Co.	MXN	34,688	2,804,675	2,800,351	4,324
Norwegian Krone expiring 04/22/10	UBS	NOK	15,563	2,593,700	2,615,954	(22,254)
South Korean Won expiring 04/08/10	UBS	KRW	3,927,400	3,471,765	3,470,019	1,746
Polish Zloty expiring 04/22/10	Citibank N.A.	PLN	8,175	2,829,929	2,856,512	(26,583)

				$22,133,329	$22,181,875	(48,546)

						$(36,670)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010.

Interest rate swap agreements outstanding at March 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(c)
Barclays Bank PLC(a)	3/25/2012	EUR 28,515	1.476%	3 month LIBOR	$38,735	$—	$38,735
Citibank, N.A.(a)	3/31/2012	38,710	1.346%	3 month LIBOR	32,022	—	32,022
Citibank, N.A.(b)	2/28/2015	15,090	2.808%	3 month LIBOR	22,654	—	22,654

					$93,411	$—	$93,411

(a)	Portfolio pays the floating rate and receives the fixed rate.
(b)	Portfolio pays the fixed rate and receives the floating rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding as of March 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)
Credit default swaps on Corporate Issues - Buy Protections(1):
Barclays Bank PLC	6/20/2011	$2,240	5.000%	Gannett Co., Inc. 6.375%, due 04/01/2012	$(108,438)	$(42,518)	$(65,920)
Citibank, N.A.	3/20/2012	6,900	5.000%	XL Capital Ltd. 5.250%, due 09/15/2014	(596,080)	(275,561)	(320,519)
Citibank, N.A.	6/20/2014	5,000	0.700%	United Parcel Service, Inc. 8.375%, due 04/1/2030	(71,997)	—	(71,997)
Citibank, N.A.	6/20/2014	4,800	1.000%	CBS Corp. 4.625%, due 05/15/2018	652	318,496	(317,844)
Credit Suisse International	12/20/2012	1,500	1.000%	Gatx Corp. 5.500%, due 2/15/2012	11,852	13,691	(1,839)
Credit Suisse International	6/20/2014	2,500	1.000%	Centex Corp. 5.250%, due 06/15/2015	(4,333)	(14,709)	10,376
Credit Suisse International	3/20/2015	4,695	1.000%	Toll Brothers Financial Corp. 5.150%, due 05/15/2015	100,225	36,444	63,781
Deutsche Bank, AG	3/20/2012	1,100	5.000%	Gannett Co., Inc. 6.375%, due 04/01/2012	(71,897)	(23,824)	(48,073)
Deutsche Bank, AG	6/20/2012	3,060	5.000%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/2012	(278,596)	(72,480)	(206,116)
Deutsche Bank, AG	12/20/2012	4,400	1.000%	Block Financial LLC 5.125%, due 10/30/2014	(35,066)	(46,098)	11,032
Deutsche Bank, AG	12/20/2012	7,800	1.000%	Macy’s Retail Holdings, Inc. 8.000%, due 07/15/2012	22,698	269,110	(246,412)
Deutsche Bank, AG	6/20/2013	6,600	1.000%	Sealed Air Corp. 5.625%, due 07/15/2013	(27,960)	90,894	(118,854)
Deutsche Bank, AG	9/20/2013	2,600	1.000%	Masco Corp. 6.125%, due 10/03/2016	28,464	85,395	(56,931)
Deutsche Bank, AG	3/20/2014	980	7.050%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/2012	(214,762)	—	(214,762)
Deutsche Bank, AG	6/20/2014	7,000	1.000%	R.R. Donnelley & Sons Co. 4.950%, due 04/01/2014	205,842	476,261	(270,419)
Deutsche Bank, AG	3/20/2018	3,700	3.700%	American International Group, Inc. 6.250%, due 05/01/2036	(210,566)	—	(210,566)
Goldman Sachs International, Inc.	12/20/2011	3,060	1.000%	Lennar Corp. 6.500%, due 04/15/2016	33,985	96,774	(62,789)
Goldman Sachs International, Inc.	3/20/2014	3,400	6.600%	Simon Property Group L.P. 5.250%, due 12/01/2016	(704,311)	—	(704,311)
Goldman Sachs International, Inc.	3/20/2014	3,400	0.700%	Duke Energy Corp. 5.650%, due 06/15/2013	(30,235)	—	(30,235)
JPMorgan Chase Bank	6/20/2014	4,150	5.000%	SLM Corp. 5.125%, due 08/27/2012	(254,582)	683,766	(938,348)
JPMorgan Chase Bank	6/20/2016	3,400	1.500%	Embarq Holdings Co. LLC 7.082%, due 06/01/2016	(39,443)	—	(39,443)
JPMorgan Chase Bank	9/20/2016	4,750	1.000%	R.R. Donnelley & Sons Co. 4.950%, due 04/01/2014	311,785	546,747	(234,962)
JPMorgan Chase Bank	9/20/2019	4,400	1.000%	MeadWestvaco Corp. 7.950%, due 02/15/2031	143,577	82,030	61,547
Merrill Lynch Capital Services, Inc.	9/20/2016	1,000	1.730%	Tyson Foods, Inc. 7.850%, due 04/01/2016	(4,375)	—	(4,375)
Morgan Stanley Capital Services, Inc.	6/20/2013	EUR 3,700	1.650%	Itraxx Euro zero, due 06/20/2013	(150,035)	(109,170)	(40,865)
Morgan Stanley Capital Services, Inc.	12/20/2019	3,400	1.000%	Arrow Electronics, Inc. 6.875%, due 06/01/2018	189,639	(26,336)	215,975

					$(1,753,957)	$2,088,912	$(3,842,869)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$74,260,084	$3,129,013
Residential Mortgage-Backed Securities	—	73,644,621	—
Bank Loans	—	38,776,567	—
Collateralized Mortgage Obligations	—	4,755,601	—
Commercial Mortgage-Backed Securities	—	203,127,353	—
Corporate Bonds	—	639,061,732	—
Foreign Agencies	—	26,581,490	—
Municipal Bonds	—	6,775,796	—
Sovereigns	—	30,242,440	—
U.S. Government Agency Obligation	—	1,323,075	—
U.S. Government Mortgage-Backed Securities	—	171,611,340	—
U.S. Government Treasury Securities	—	26,652,441	—
Affiliated Mutual Funds	267,200,341	—	—
Outstanding Option Purchased	209,797	—	—
Other Financial Instruments*	—	—	—
Futures Contracts	(278,428)	—	—
Forward Foreign Currency Exchange Contracts	—	(36,670)	—
Interest Rate Swaps	—	93,411	—
Credit Default Swaps	—	(3,842,869)	—

Total	$267,131,710	$1,293,026,412	$3,129,013

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio’s use of significant unobservable inputs (Level 3) in determining the value of investments was immaterial to the Portfolio.

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Aerospace & Defense — 2.2%
Boeing Co. (The)	338,000	$24,542,180
Precision Castparts Corp.	232,800	29,498,088
United Technologies Corp.	257,700	18,969,297

		73,009,565

Auto Components — 1.9%
Goodyear Tire & Rubber Co. (The)*	2,325,300	29,391,792
Lear Corp.*	406,341	32,243,158

		61,634,950

Biotechnology — 2.2%
Celgene Corp.*	528,520	32,747,099
Gilead Sciences, Inc.*	858,300	39,035,484

		71,782,583

Capital Markets — 5.2%
Bank of New York Mellon Corp. (The)(a)	953,978	29,458,841
Charles Schwab Corp. (The)	1,516,230	28,338,339
Goldman Sachs Group, Inc. (The)	281,631	48,054,697
Morgan Stanley	1,228,800	35,991,552
TD Ameritrade Holding Corp.*(a)	1,466,600	27,953,396

		169,796,825

Chemicals — 1.0%
Dow Chemical Co. (The)	1,123,600	33,224,852

Commercial Banks — 0.4%
KeyCorp(a)	1,827,200	14,160,800

Commercial Services & Supplies — 1.2%
Waste Management, Inc.	1,131,800	38,967,874

Communications Equipment — 3.4%
Cisco Systems, Inc.*	1,556,369	40,512,285
Juniper Networks, Inc.*(a)	1,247,500	38,273,300
QUALCOMM, Inc.	747,070	31,369,469

		110,155,054

Computers & Peripherals — 5.4%
Apple, Inc.*	376,566	88,466,650
Hewlett-Packard Co.	1,036,960	55,114,424
NetApp, Inc.*(a)	1,028,900	33,500,984

		177,082,058

Consumer Finance — 1.1%
SLM Corp.*(a)	2,855,100	35,745,852

Diversified Consumer Services — 1.6%
Career Education Corp.*(a)	520,000	16,452,800
H&R Block, Inc.(a)	1,970,400	35,073,120

		51,525,920

Diversified Financial Services — 3.0%
Bank of America Corp.	1,502,000	26,810,700
JPMorgan Chase & Co.	1,577,800	70,606,550

		97,417,250

Electric Utilities — 0.5%
Entergy Corp.	199,000	16,188,650

Electronic Equipment & Instruments — 0.6%
Flextronics International Ltd. (Singapore)*	2,521,342	19,767,321

Energy Equipment & Services — 2.6%
Halliburton Co.	965,500	29,090,515
Schlumberger Ltd. (Netherlands)	875,400	55,552,884

		84,643,399

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.(a)	540,500	32,273,255
Kroger Co. (The)	1,629,800	35,301,468

		67,574,723

Food Products — 4.4%
Bunge Ltd. (Bermuda)(a)	510,100	31,437,463
ConAgra Foods, Inc.	1,245,000	31,212,150
Kraft Foods, Inc. (Class A Stock)	527,000	15,936,480
Mead Johnson Nutrition Co. (Class A Stock)	157,000	8,168,710
Tyson Foods, Inc. (Class A Stock)	1,582,080	30,296,832
Unilever PLC (United Kingdom)	925,300	27,170,104

		144,221,739

Healthcare Equipment & Supplies — 2.8%
Alcon, Inc. (Switzerland)	330,350	53,371,346
Baxter International, Inc.	648,100	37,719,420

		91,090,766

Healthcare Providers & Services — 4.1%
Express Scripts, Inc.*	172,300	17,533,248
Medco Health Solutions, Inc.*	895,000	57,781,200
Omnicare, Inc.	1,011,500	28,615,335
WellPoint, Inc.*	454,500	29,260,710

		133,190,493

Hotels, Restaurants & Leisure — 1.5%
Marriott International, Inc. (Class A Stock)	562,800	17,739,456
Yum! Brands, Inc.	824,400	31,599,252

		49,338,708

Household Products — 0.7%
Colgate-Palmolive Co.	287,800	24,537,828

Independent Power Producers & Energy Traders — 0.8%
NRG Energy, Inc.*(a)	1,248,800	26,099,920

Insurance — 0.9%
Travelers Cos., Inc. (The)	570,000	30,745,800

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.*	429,200	58,255,316

Internet Software & Services — 4.2%
Baidu, Inc., ADR (Cayman Islands)*	43,494	25,965,918
Google, Inc. (Class A Stock)*	142,480	80,787,585
IAC/InterActiveCorp*	1,368,450	31,118,553

		137,872,056

IT Services — 3.1%
MasterCard, Inc. (Class A Stock)(a)	175,300	44,526,200
Visa, Inc. (Class A Stock)	630,730	57,415,352

		101,941,552

Media — 4.2%
Comcast Corp. (Class A Stock)	2,299,820	43,282,612
Liberty Global, Inc. (Class C Stock)*(a)	1,613,350	46,609,682
Walt Disney Co. (The)(a)	1,333,276	46,544,665

		136,436,959

Metals & Mining — 2.1%
Freeport-McMoRan Copper & Gold, Inc.	420,360	35,116,875
Kinross Gold Corp. (Canada)	1,983,500	33,898,015

		69,014,890

Multi-Utilities — 1.0%
Sempra Energy	651,086	32,489,191

Oil, Gas & Consumable Fuels — 11.8%
Anadarko Petroleum Corp.	493,700	35,956,171
Apache Corp.	330,200	33,515,300
Canadian Natural Resources Ltd. (Canada)	469,500	34,761,780
EOG Resources, Inc.	342,900	31,869,126
Hess Corp.	391,500	24,488,325
Noble Energy, Inc.(a)	385,500	28,141,500
Occidental Petroleum Corp.	1,118,500	94,557,990
Petroleo Brasileiro SA, ADR (Brazil)(a)	964,000	42,888,360
Southern Union Co.	427,000	10,832,990
Southwestern Energy Co.*	360,800	14,691,776
Suncor Energy, Inc. (XNYS) (Canada)	157,500	5,125,050
Suncor Energy, Inc. (XTSE) (Canada)	922,547	30,002,193

		386,830,561

Pharmaceuticals — 5.8%
Abbott Laboratories	455,605	24,001,272
Novartis AG, ADR (Switzerland)(a)	705,200	38,151,320
Pfizer, Inc.	2,079,200	35,658,280
Sanofi-Aventis, ADR (France)(a)	828,400	30,949,024
Shire PLC, ADR (United Kingdom)(a)	332,100	21,905,316
Teva Pharmaceutical Industries Ltd., ADR (Israel)	605,400	38,188,632

		188,853,844

Road & Rail — 2.0%
Union Pacific Corp.	889,600	65,207,680

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.*(a)	5,177,400	47,994,498
Intel Corp.	1,303,400	29,013,684

		77,008,182

Software — 7.3%
Adobe Systems, Inc.*	1,345,400	47,586,798
CA, Inc.	2,123,100	49,829,157
Microsoft Corp.	2,075,800	60,758,666
Symantec Corp.*	2,860,400	48,397,968
VMware, Inc. (Class A Stock)*	608,865	32,452,505

		239,025,094

Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc.(a)	691,900	27,343,888
NIKE, Inc. (Class B Stock)(a)	580,130	42,639,555

		69,983,443

Wireless Telecommunication Services — 1.0%
NII Holdings, Inc.*	794,485	33,098,245

TOTAL LONG-TERM INVESTMENTS (cost $2,425,129,722)		3,217,919,943

SHORT-TERM INVESTMENT — 9.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund(cost $306,952,443; includes $294,234,152 of cash collateral for securities on loan)(b)(w)	306,952,443	306,952,443

TOTAL INVESTMENTS — 107.7% (cost $2,732,082,165)		3,524,872,386

Liabilities in excess of other assets — (7.7)%		(252,894,794)

NET ASSETS — 100.0%		$3,271,977,592

The following abbreviations are used in the Portfolio description:

ADR	AmericanDepositary Receipt
XNYS	New York Stock Exchange
XTSE	TorontoStock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $286,712,017; cash collateral of $294,234,152 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,217,919,943	$—	$—
Affiliated Money Market Mutual Fund	306,952,443	—	—

Total	$3,524,872,386	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.5%
COMMON STOCKS — 62.7%
Aerospace & Defense — 2.1%
Alliant Techsystems, Inc.(a)(b)	44,800	$3,642,240
Dyncorp International, Inc., (Class A Stock)(a)	11,900	136,731
General Dynamics Corp.	127,200	9,819,840
ITT Corp.	66,400	3,559,704
L-3 Communications Holdings, Inc.	50,000	4,581,500
Lockheed Martin Corp.	44,300	3,686,646
Northrop Grumman Corp.	235,400	15,435,178
Raytheon Co.	95,500	5,454,960
TASER International, Inc.(a)	31,700	185,762
United Technologies Corp.	219,200	16,135,312

		62,637,873

Air Freight & Logistics — 0.9%
FedEx Corp.	108,500	10,133,900
United Parcel Service, Inc. (Class B Stock)	255,200	16,437,432

		26,571,332

Airlines
Alaska Air Group, Inc.(a)	19,400	799,862

Auto Components — 0.6%
Arvinmeritor, Inc.(a)	18,800	250,980
Cooper Tire & Rubber Co.	40,100	762,702
Johnson Controls, Inc.	413,900	13,654,561
TRW Automotive Holdings Corp.(a)	122,400	3,498,192

		18,166,435

Automobiles — 0.4%
Ford Motor Co.(a)(b)	996,300	12,523,491
Thor Industries, Inc.	24,100	728,061

		13,251,552

Beverages — 1.4%
Coca-Cola Co. (The)	338,000	18,590,000
Constellation Brands, Inc. (Class A Stock)(a)	47,600	782,544
Dr. Pepper Snapple Group, Inc.	113,700	3,998,829
Molson Coors Brewing Co. (Class B Stock)	24,900	1,047,294
PepsiCo, Inc.	277,220	18,340,875

		42,759,542

Biotechnology — 1.1%
Amgen, Inc.(a)	199,808	11,940,526
Biogen Idec, Inc.(a)(b)	49,900	2,862,264
Gilead Sciences, Inc.(a)	367,600	16,718,448

		31,521,238

Building Products
Lennox International, Inc.	9,800	434,336
Owens Corning(a)	41,400	1,053,216

		1,487,552

Capital Markets — 1.4%
Ameriprise Financial, Inc(b)	82,900	3,760,344
Bank of New York Mellon Corp. (The)(b)	19,200	592,896
BlackRock, Inc. (Class A Stock)	7,000	1,524,320
Franklin Resources, Inc.	56,900	6,310,210
Goldman Sachs Group, Inc. (The)	110,900	18,922,867
Morgan Stanley	261,890	7,670,758
T. Rowe Price Group, Inc.	55,500	3,048,615

		41,830,010

Chemicals — 0.8%
Air Products & Chemicals, Inc.	39,500	2,921,025
Ashland, Inc.	25,400	1,340,358
Calgon Carbon Corp.(a)(b)	19,600	335,552
Celanese Corp., (Class A Stock)	129,600	4,127,760
E.I. du Pont de Nemours & Co.	158,600	5,906,264
Eastman Chemical Co.	11,600	738,688
Ferro Corp.(a)	29,500	259,305
Lubrizol Corp.	4,800	440,256
Nalco Holding Co.(b)	118,800	2,890,404

NewMarket Corp.	13,900	1,431,561
Praxair, Inc.	7,900	655,700
Solutia, Inc.(a)	81,800	1,317,798
WR Grace & Co.(a)	38,700	1,074,312

		23,438,983

Commercial Banks — 1.7%
Community Bank System, Inc.	36,400	829,192
FNB Corp.	30,000	243,300
Fulton Financial Corp.	86,200	878,378
Huntington Bancshares, Inc.	910,000	4,886,700
KeyCorp	141,200	1,094,300
PNC Financial Services Group, Inc.	114,900	6,859,530
Prosperity Bancshares, Inc.	16,100	660,100
Regions Financial Corp.	841,100	6,602,635
Susquehanna Bancshares, Inc.	95,200	933,912
U.S. Bancorp	260,032	6,729,628
Wells Fargo & Co.	665,112	20,698,286
Zions Bancorporation	17,300	377,486

		50,793,447

Commercial Services & Supplies — 0.3%
Avery Dennison Corp.(b)	69,800	2,541,418
Republic Services, Inc.	54,700	1,587,394
RR Donnelley & Sons Co.(b)	92,600	1,977,010
Waste Management, Inc(b)	42,800	1,473,604

		7,579,426

Communications Equipment — 1.5%
Cisco Systems, Inc.(a)	1,176,700	30,629,501
Harris Corp.	14,600	693,354
Juniper Networks, Inc.(a)	135,600	4,160,208
QUALCOMM, Inc.	234,600	9,850,854

		45,333,917

Computers & Peripherals — 3.7%
Apple, Inc.(a)	121,400	28,520,502
EMC Corp.(a)	405,900	7,322,436
Hewlett-Packard Co.	504,365	26,807,000
International Business Machines Corp.	256,700	32,921,775
Seagate Technology(a)(b)	273,300	4,990,458
Teradata Corp.(a)	30,900	892,701
Western Digital Corp.(a)(b)	238,700	9,306,913

		110,761,785

Consumer Finance — 0.7%
American Express Co.	319,400	13,178,444
Capital One Financial Corp.	84,700	3,507,427
SLM Corp.(a)	312,100	3,907,492

		20,593,363

Containers & Packaging — 0.1%
Boise, Inc.(a)	55,100	337,763
Pactiv Corp.(a)	71,800	1,807,924
Rock-Tenn Co. (Class A Stock)(b)	6,900	314,433

		2,460,120

Distributors
LKQ Corp.(a)	22,300	452,690

Diversified Consumer Services — 0.1%
DeVry, Inc.	34,500	2,249,400

Diversified Financial Services — 3.2%
Bank of America Corp.	2,418,182	43,164,549
Citigroup, Inc.(a)	2,325,000	9,416,250
CME Group, Inc.	6,400	2,023,104
IntercontinentalExchange, Inc.(a)	21,800	2,445,524
JPMorgan Chase & Co.	754,294	33,754,656
NYSE Euronext	149,600	4,429,656
PHH Corp.(a)	69,900	1,647,543

		96,881,282

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	1,395,047	36,048,014
Verizon Communications, Inc(b)	753,488	23,373,198

		59,421,212

Electric Utilities — 1.0%
Allegheny Energy, Inc.	126,100	2,900,300
American Electric Power Co., Inc.	46,400	1,585,952
DPL, Inc.	34,300	932,617
Edison International	164,700	5,627,799
Exelon Corp.	132,400	5,800,444
FirstEnergy Corp(b)	46,400	1,813,776
FPL Group, Inc.	220,400	10,651,932

		29,312,820

Electrical Equipment — 0.4%
A.O. Smith Corp.	9,700	509,929
Emerson Electric Co.	94,200	4,742,028
Rockwell Automation, Inc.	105,900	5,968,524

		11,220,481

Electronic Equipment & Instruments — 0.5%
Avnet, Inc.(a)	41,500	1,245,000
Corning, Inc.	359,900	7,273,579
Jabil Circuit, Inc.	323,200	5,232,608

		13,751,187

Energy Equipment & Services — 0.7%
Cal Dive International, Inc.(a)	151,000	1,106,830
FMC Technologies, Inc.(a)(b)	37,500	2,423,625
Helmerich & Payne, Inc.	114,400	4,356,352
National Oilwell Varco, Inc.	160,200	6,500,916
Schlumberger Ltd.	64,100	4,067,786
Unit Corp.(a)	31,900	1,348,732

		19,804,241

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	32,000	1,910,720
CVS Caremark Corp.	50,800	1,857,248
Kroger Co. (The)	57,500	1,245,450
SUPERVALU, Inc.	76,800	1,281,024
Wal-Mart Stores, Inc.	548,700	30,507,720

		36,802,162

Food Products — 1.6%
Archer-Daniels-Midland Co.	441,900	12,770,910
Bunge Ltd.	54,400	3,352,672
Dean Foods Co.(a)(b)	304,700	4,780,743
Dole Food Co., Inc.(a)(b)	21,600	255,960
General Mills, Inc.	62,500	4,424,375
H.J. Heinz Co.	53,700	2,449,257
J.M. Smucker Co. (The)	7,500	451,950
Kellogg Co.	83,300	4,450,719
Kraft Foods, Inc. (Class A Stock)	283,100	8,560,944
Lancaster Colony Corp(b)	13,800	813,648
Sanderson Farms, Inc.	54,400	2,916,384
Tyson Foods, Inc. (Class A Stock)	80,700	1,545,405

		46,772,967

Gas Utilities
Energen Corp.	17,700	823,581

Healthcare Equipment & Supplies — 1.4%
Becton, Dickinson & Co.	115,200	9,069,696
CareFusion Corp.(a)	95,300	2,518,779
Hospira, Inc.(a)	13,200	747,780
Idexx Laboratories, Inc.(a)(b)	24,600	1,415,730
Intuitive Surgical, Inc.(a)(b)	37,200	12,950,436
Medtronic, Inc.	321,900	14,495,157
Quidel Corp.(a)(b)	53,200	773,528

		41,971,106

Healthcare Providers & Services — 1.2%
Cardinal Health, Inc.	37,100	1,336,713
Laboratory Corp. of America Holdings(a)(b)	33,500	2,536,285
Medco Health Solutions, Inc.(a)	128,200	8,276,592
Quest Diagnostics, Inc.	33,100	1,929,399
UnitedHealth Group, Inc.	281,700	9,203,139
WellPoint, Inc.(a)	216,600	13,944,708

		37,226,836

Healthcare Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(a)(b)	87,000	1,701,720

Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.	186,600	12,449,952
Starbucks Corp.(a)	88,200	2,140,614
Texas Roadhouse, Inc. (Class A Stock)(a)	48,900	679,221

		15,269,787

Household Durables — 0.5%
Leggett & Platt, Inc.	275,700	5,966,148
Newell Rubbermaid, Inc.	186,300	2,831,760
Tempur-Pedic International, Inc.(a)	79,100	2,385,656
Tupperware Brands Corp.	19,800	954,756
Whirlpool Corp.	26,200	2,285,950

		14,424,270

Household Products — 1.7%
Colgate-Palmolive Co.	133,100	11,348,106
Procter & Gamble Co. (The)	637,605	40,341,268

		51,689,374

Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group, Inc.	156,700	5,501,737
Mirant Corp.(a)	98,700	1,071,882
NRG Energy, Inc.(a)	9,200	192,280

		6,765,899

Industrial Conglomerates — 1.5%
3M Co.	218,700	18,276,759
General Electric Co.	1,387,100	25,245,220

		43,521,979

Insurance — 2.0%
Aflac, Inc.	112,200	6,091,338
Allied World Assurance Co. Holdings, Ltd. (Bermuda)	45,700	2,049,645
Assurant, Inc.	54,200	1,863,396
Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	224,300	18,228,861
Chubb Corp. (The)	74,500	3,862,825
Endurance Specialty Holdings Ltd.	71,700	2,663,655
Lincoln National Corp.	88,300	2,710,810
Max Capital Group Ltd.	13,100	301,169
MetLife, Inc.	157,300	6,817,382
Travelers Cos., Inc. (The)	139,700	7,535,418
XL Capital Ltd. (Class A Stock)	336,700	6,363,630

		58,488,129

Internet Software & Services — 1.0%
Google, Inc. (Class A Stock)(a)	48,100	27,273,181
IAC/InterActiveCorp(a)	88,100	2,003,394

		29,276,575

IT Services — 0.7%
Lender Processing Services, Inc.	13,700	517,175
Visa, Inc. (Class A Stock)	189,200	17,222,876
Western Union Co. (The)	135,400	2,296,384

		20,036,435

Leisure Equipment & Products
Eastman Kodak Co.(a)(b)	169,800	983,142

Life Sciences Tools & Services — 0.6%
Bruker Corp.(a)	43,600	638,740
Life Technologies Corp., (a)	27,700	1,447,879
Mettler-Toledo International, Inc.(a)	17,600	1,921,920
Thermo Fisher Scientific, Inc.(a)(b)	267,400	13,755,056

		17,763,595

Machinery — 1.2%
Deere & Co.	29,700	1,765,962
Dover Corp.	80,200	3,749,350
Eaton Corp.	68,700	5,205,399
IDEX Corp.	13,400	443,540
Illinois Tool Works, Inc.	110,100	5,214,336
Joy Global, Inc.	62,800	3,554,480
Kennametal, Inc(b)	44,600	1,254,152
Oshkosh Corp.(a)	151,100	6,095,374
Parker Hannifin Corp.	116,600	7,548,684

Timken Co.	18,200	546,182
Wabco Holdings, Inc.(a)	11,400	341,088

		35,718,547

Media — 1.4%
Comcast Corp. (Class A Stock)	999,373	18,808,200
Gannett Co., Inc.	281,300	4,647,076
McGraw-Hill Cos., Inc. (The)	67,200	2,395,680
Scholastic Corp.	16,400	459,200
Time Warner, Inc.	167,366	5,233,535
Viacom, Inc. (Class B Stock)(a)	177,000	6,085,260
Walt Disney Co. (The),	162,800	5,683,348

		43,312,299

Metals & Mining — 1.2%
Alcoa, Inc.	576,900	8,215,056
Freeport-McMoRan Copper & Gold, Inc.	187,700	15,680,458
Newmont Mining Corp.	104,500	5,322,185
Southern Copper Corp.	168,000	5,320,560

		34,538,259

Multiline Retail — 0.8%
99 Cents Only Stores(a)	34,400	560,720
Family Dollar Stores, Inc.(b)	85,800	3,141,138
Macy’s, Inc.	141,600	3,082,632
Target Corp.	301,100	15,837,860

		22,622,350

Multi-Utilities — 0.5%
PG&E Corp.	134,100	5,688,522
Public Service Enterprise Group, Inc.	261,300	7,713,576
TECO Energy, Inc(b)	27,300	433,797

		13,835,895

Office Electronics — 0.1%
Xerox Corp.	313,600	3,057,600

Oil, Gas & Consumable Fuels — 5.7%
Apache Corp.	94,700	9,612,050
Chesapeake Energy Corp.	295,300	6,980,892
Chevron Corp.	486,256	36,872,792
ConocoPhillips	412,534	21,109,365
Devon Energy Corp.	130,400	8,401,672
Exxon Mobil Corp(b)	913,516	61,187,302
Hess Corp.	9,000	562,950
Marathon Oil Corp.	202,200	6,397,608
Murphy Oil Corp.	37,700	2,118,363
Occidental Petroleum Corp.	132,600	11,210,004
Peabody Energy Corp.	71,000	3,244,700
Southwestern Energy Co.(a)	62,200	2,532,784
Stone Energy Corp.(a)(b)	81,800	1,451,950

		171,682,432

Personal Products
Nu Skin Enterprises, Inc. (Class A Stock)	13,900	404,490

Pharmaceuticals — 3.7%
Abbott Laboratories	160,700	8,465,676
Allergan, Inc.	189,700	12,391,204
Bristol-Myers Squibb Co.	621,800	16,602,060
Eli Lilly & Co(b)	249,700	9,044,134
Johnson & Johnson	431,298	28,120,630
Merck & Co., Inc.	332,400	12,415,140
Par Pharmaceutical Cos., Inc.(a)	69,100	1,713,680
Pfizer, Inc.	1,326,797	22,754,568

		111,507,092

Professional Services — 0.1%
Robert Half International, Inc.(b)	29,600	900,728
Towers Watson & Co. (Class A Stock)	30,900	1,467,750

		2,368,478

Real Estate Investment Trusts — 0.7%
Annaly Capital Management, Inc.(b)	538,500	9,251,430
Anworth Mortgage Asset Corp.	86,500	583,010
Chimera Investment Corp.	701,400	2,728,446
Colonial Properties Trust	27,400	352,912
Hospitality Properties Trust	39,000	934,050

MFA Financial, Inc.	553,000	4,070,080
Resource Capital Corp.	29,100	196,716
Vornado Realty Trust(b)	46,500	3,520,050

		21,636,694

Road & Rail — 0.1%
CSX Corp.	35,300	1,796,770
Dollar Thrifty Automotive Group, Inc.(a)	19,400	623,322
Ryder System, Inc(b)	39,500	1,531,020
Werner Enterprises, Inc.	11,500	266,455

		4,217,567

Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Corp. (Class A Stock)(b)	164,600	5,461,428
Intel Corp.	1,229,800	27,375,348
Intersil Corp. (Class A Stock)	41,700	615,492
Linear Technology Corp.	10,400	294,112
Marvell Technology Group Ltd.(a)(b)	113,600	2,315,168
Micron Technology, Inc.(a)(b)	355,500	3,693,645
National Semiconductor Corp.	160,600	2,320,670
Novellus Systems, Inc.(a)	35,300	882,500
PMC - Sierra, Inc.(a)	71,200	635,104
Power Integrations, Inc.	5,100	210,120
Teradyne, Inc.(a)(b)	114,300	1,276,731
Texas Instruments, Inc.	619,000	15,146,930
Zoran Corp.(a)	21,600	232,416

		60,459,664

Software — 2.8%
BMC Software, Inc.(a)	68,300	2,595,400
Intuit, Inc.(a)	157,100	5,394,814
McAfee, Inc.(a)	211,600	8,491,508
Microsoft Corp.	1,701,700	49,808,759
Oracle Corp.	302,900	7,781,501
Symantec Corp.(a)	580,200	9,816,984

		83,888,966

Specialty Retail — 1.6%
AutoNation, Inc.(a)	23,200	419,456
Best Buy Co., Inc.(b)	255,000	10,847,700
Chico’s FAS, Inc.	465,400	6,711,068
Gap, Inc. (The)	337,200	7,792,692
Home Depot, Inc. (The)	118,250	3,825,388
Lowe’s Cos., Inc.	8,200	198,768
Ross Stores, Inc.(b)	153,600	8,212,992
Sonic Automotive, Inc. (Class A Stock)(a)(b)	53,800	591,800
TJX Cos., Inc.	219,200	9,320,384
Urban Outfitters, Inc.(a)	25,300	962,159

		48,882,407

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	360,700	14,254,864
Deckers Outdoor Corp.(a)	7,600	1,048,800
Fossil, Inc.(a)	11,600	437,784
Jones Apparel Group, Inc.	110,500	2,101,710
V.F. Corp.	63,600	5,097,540

		22,940,698

Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	379,600	5,375,136

Tobacco — 0.6%
Lorillard, Inc.	26,100	1,963,764
Philip Morris International, Inc. (Switzerland)	184,200	9,607,872
Reynolds American, Inc.	142,600	7,697,548

		19,269,184

Trading Companies & Distributors — 0.3%
W.W. Grainger, Inc.	87,500	9,460,500

Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp.(a)	482,800	1,834,640

TOTAL COMMON STOCKS (cost $1,546,429,085)		1,873,610,205

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.8%
Non-Residential Mortgage Backed Securities — 0.5%
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(c)	A2	0.599%	05/08/15	$2,218	2,129,262
Ballyrock CDO Ltd. (Cayman Islands), Ser. 2002-2A, Class A, 144A(c)	Aa2	0.781%	11/20/15	2,551	2,410,465
Bank of America Credit Card Trust, Ser. 2006-C5, Class C5(c)	A3	0.630%	01/15/16	3,209	2,976,032
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aa1	0.499%	08/03/19	495	457,987
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.640%	02/20/15	1,350	1,273,588
Granite Ventures Ltd. (Cayman Islands), Ser. 2005- 2A, Class A1, 144A(c)	Aaa	0.511%	12/15/17	3,200	2,976,000
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(c)	Aaa	0.665%	02/15/16	2,144	2,058,561
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	351	326,742

					14,608,637

Residential Mortgage Backed Securities — 0.3%
Amortizing Residential Collateral Trust, Ser. 2002- BC7, Class M2(c)	CC(d)	1.596%	10/25/32	107	8,187
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	Baa2	1.896%	03/25/33	531	342,913
Centex Home Equity, Ser. 2005-A, Class M2(c)	Aa3	0.746%	01/25/35	1,790	1,426,904
Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB6, Class A3	A3	5.120%	07/25/35	484	408,294
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	793	617,992
First Franklin Mortgage Loan Trust, Ser. 2005- FFH1, Class M2(c)	Ba3	0.766%	06/25/36	1,450	246,080
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.730%	01/20/35	406	331,730
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(c)	Aa2	0.776%	06/25/34	1,250	891,539
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(c)	Aa2	1.296%	12/27/33	1,193	965,841
Morgan Stanley Dean Witter Capital I, Ser. 2002- HE1, Class M1(c)	B3	1.146%	07/25/32	1,027	699,124
Morgan Stanley Dean Witter Capital I, Ser. 2002- NC4, Class M1(c)	A2	1.521%	09/25/32	848	617,609
Morgan Stanley Dean Witter Capital I, Ser. 2002- NC2, Class M2, 144A(c)	B(d)	2.571%	04/25/32	351	113,625
Saxon Asset Securities Trust, Ser. 2005-2, Class M2(c)	A2	0.686%	10/25/35	1,170	463,086
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(c)	Aa2	1.011%	02/25/34	1,325	1,020,472
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(c)	Caa1	0.496%	05/25/36	1,100	418,473

					8,571,869

TOTAL ASSET-BACKED SECURITIES (cost $27,905,382)					23,180,506

BANK LOANS — 0.4%
Automotive
Oshkosh Truck Corp.(c)(e)	Ba3	6.259%	12/06/13	127	127,023

Cable
Insight Midwest Holdings LLC(c)(e)	B1	1.500%	10/06/13	1,005	983,415

Consumer
Pilot Travel Centers LLC(c)(e)	Ba2	0.500%	12/31/15	300	302,061

Electric — 0.1%
NRG Energy, Inc.(c)(e)	Baa3	0.190%	02/01/13	177	173,171
NRG Energy, Inc.(c)(e)	Baa3	2.031%	02/01/13	268	261,763
Texas Competitive Electric Holdings Co. LLC(c)(e)	B1	3.729%	10/10/14	975	799,094

					1,234,028

Healthcare & Pharmaceutical — 0.2%
DaVita, Inc.(c)(e)	Ba1	1.754%	10/05/12	1,200	1,179,743
HCA, Inc.(c)(e)	Ba3	2.540%	11/18/13	1,256	1,224,573
Health Management Association(c)(e)	B1	2.040%	02/28/14	1,101	1,065,126
Warner Chilcott Corp.(c)(e)	B1	5.500%	10/30/14	372	372,209
Warner Chilcott Corp.(c)(e)	B1	5.750%	04/30/15	285	285,474
Warner Chilcott Corp.(c)(e)	B1	5.750%	04/30/15	171	171,437

					4,298,562

Media & Entertainment
Discovery Communications, Inc.(c)(e)	Baa3	5.576%	05/14/14	1,053	1,062,430

Pipelines & Other
Enterprise GP Holdings LP(c)(e)	Ba2	2.492%	11/08/14	980	965,300

Technology — 0.1%
Fidelity National Information Services, Inc.(c)(e)	Ba1	4.484%	01/18/12	30	29,956
First Data Corp.(c)(e)	B1	3.000%	09/24/14	1,170	1,036,248
First Data Corp.(c)(e)	B1	3.032%	09/24/14	1,463	1,290,291
Flextronics International Ltd. (Singapore)(c)(e)	Ba1	2.490%	10/01/14	985	939,391
Flextronics International Ltd. (Singapore)(c)(e)	Ba1	2.501%	10/01/14	283	269,940
Sensata Technologies (Netherlands)(c)(e)	B3	1.999%	04/27/13	334	320,122

					3,885,948

TOTAL BANK LOANS (cost $13,360,968)					12,858,767

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005- 12, Class 3CB1	B3	6.000%	01/25/36	3,722	2,837,139
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	Ba1	3.180%	02/25/35	856	729,562
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(c)	Ba2	3.051%	03/25/35	668	544,768
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Ba2	3.642%	02/25/37	2,240	2,117,127
Countrywide Alternative Loan Trust, Ser. 2004- 18CB, Class 3A1	A1	5.250%	09/25/19	977	956,623
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	4.071%	07/25/35	1,521	1,356,512
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	323	308,285
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(c)	A1	2.781%	02/25/34	639	550,806
Washington Mutual Alternative Mortgage Pass- Through Certificates, Ser. 2005-1, Class 3A	A+(d)	5.000%	03/25/20	421	340,261

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $11,010,641)					9,741,083

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.6%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,749,755
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB(c)	AAA(d)	5.018%	11/10/42	679	711,156
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,886,947
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.658%	06/10/49	5,900	6,136,669
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(d)	5.620%	02/10/51	1,920	1,987,046
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB(c)	Aaa	4.823%	02/13/42	1,775	1,847,820
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T20, Class AAB(c)	Aaa	3.180%	10/12/42	2,400	2,517,389
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	A-(d)	5.440%	09/15/30	890	918,964
Commercial Mortgage Pass-Through Certificates, Ser. 2004-LB2A, Class X2, I/O, 144A(c)	AAA(d)	1.004%	03/10/39	7,629	57,924
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	1,000	1,035,868
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(c)	AAA(d)	5.766%	06/10/46	1,500	1,548,426

CS First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	880	899,719
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,400	1,420,334
CS Mortgage Capital Certificate Corp., Ser. 2006-C1, Class A4(c)	AAA(d)	5.549%	02/15/39	2,700	2,782,587
CW Capital Cobalt Ltd., Ser. 2007-C2, Class A2	Aaa	5.334%	04/15/47	750	770,949
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(d)	5.820%	05/15/46	2,200	2,256,834
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(d)	7.620%	06/10/33	282	281,634
General Electric Capital Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A(c)	Aaa	0.766%	03/10/40	16,209	91,462
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(d)	4.697%	05/10/43	2,720	2,789,975
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(c)	Aaa	5.224%	04/10/37	8,050	8,086,251
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	4,000	4,116,847
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(c)	AAA(d)	5.587%	04/10/38	6,650	7,000,077
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(c)	Aaa	5.778%	08/10/45	2,200	2,283,849
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	3,559	3,699,129
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	6,132	6,349,577
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,900	4,092,449
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(c)	Aaa	0.234%	04/15/43	115,405	334,952
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(c)	Aaa	5.874%	04/15/45	563	584,665
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	2,050	2,124,539
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(d)	4.826%	08/15/29	3,910	4,008,035
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	3,580	3,767,733
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	2,030,956
Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2	Aaa	5.425%	02/12/51	150	156,384
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(c)	Aaa	5.908%	06/12/46	1,795	1,886,931
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(d)	5.766%	10/15/42	2,600	2,698,063
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	4,722,942
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(d)	5.649%	06/11/42	1,105	1,163,703
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(c)	Aaa	5.418%	01/15/45	2,500	2,534,234
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A3(c)	Aaa	5.705%	05/15/43	5,000	5,187,287
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(c)	Aaa	5.740%	05/15/43	1,000	1,033,938
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	3,000	3,109,372

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $98,430,245)					105,663,371

CORPORATE BONDS — 9.5%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750%	08/15/10	2,150	2,179,126
BAE Systems Holdings, Inc., Gtd. Notes, 144A(b)	Baa2	6.375%	06/01/19	725	787,456
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.100%	03/01/11	925	970,830

					3,937,412

Airlines — 0.2%
American Airlines, Inc., Pass-thru Certs., Ser. 01- 1(b)	B2	6.817%	05/23/11	2,520	2,532,600

Continental Airlines, Inc., Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	255	255,527
Continental Airlines, Inc., Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	790	845,300
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	438	438,203
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	1,005	1,067,093

					5,138,723

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	509,610
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.500%	01/15/16	245	262,314

					771,924

Banking — 1.8%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,925	2,331,558
Banco Bradesco SA (Cayman Islands), Sub. Notes	A2	8.750%	10/24/13	1,760	2,072,400
Bank of America Corp., Sub. Notes	A3	5.750%	08/15/16	1,775	1,818,424
Bank of America Corp., Jr. Sub. Notes(c)	Ba3	8.000%	12/29/49	2,200	2,244,726
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	930	920,608
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	410	379,376
Bank One Corp., Sub. Notes	A1	7.875%	08/01/10	2,250	2,303,604
Bear Stearns Cos. LLC. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	515	548,263
Bear Stearns Cos. LLC. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	330	364,556
Bear Stearns Cos. LLC. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,175	1,357,936
Capital One Bank USA NA., Sub. Notes	A3	6.500%	06/13/13	20	21,863
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	620	734,505
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,080	1,176,967
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	600	627,089
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	454	453,360
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	2,800	2,935,136
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	570	497,403
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	520	525,458
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	430	496,393
Citigroup, Inc., Unsec’d. Notes(b)	A3	8.500%	05/22/19	975	1,138,006
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	1,190	1,264,972
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	1,380	1,019,754
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	985,745
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	600	648,601
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	1,190	1,219,398
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,615	1,561,592
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	104	103,869
ICICI Bank, Ltd. (India), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	11/16/10	1,410	1,438,496
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(c)	Baa1	7.900%	04/29/49	2,000	2,132,200
JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred)(c)	A2	8.000%	05/15/48	28	759,640
JPMorgan Chase Capital XXVII, Ser. AA	A2	7.000%	11/01/39	1,500	1,530,756
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A	Aa3	5.800%	01/13/20	2,400	2,341,651
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	4.790%	08/04/10	295	298,787
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, MTN	A2	5.000%	01/15/15	615	629,064
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.770%	07/25/11	520	549,351
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	6.400%	08/28/17	35	36,887
Merrill Lynch & Co., Inc., Notes, MTN(b)	A2	6.875%	04/25/18	980	1,056,116
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	265	282,022
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,345	2,377,610
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	1,415	1,410,011
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	620	636,969
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(c)	Ba1	6.346%	07/25/49	800	793,238
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	1,040	1,162,115
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,775	1,774,556
Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes	Aa3	7.625%	09/14/10	695	714,530
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	775	784,502
Wachovia Bank NA, Sub. Notes(b)	Aa3	7.800%	08/18/10	2,100	2,154,123
Wells Fargo Bank NA, Sub. Notes, Ser. AI	Aa3	4.750%	02/09/15	585	607,500
Wells Fargo Bank NA, Sub. Notes	Aa3	6.450%	02/01/11	65	68,049
Wells Fargo Capital XIII, Ser. G, MTN(c)	Ba1	7.700%	12/29/49	1,000	1,032,500

					54,322,235

Brokerage — 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.250%	02/06/12	1,715	398,738
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	700	165,375
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	Baa2	6.700%	03/04/20	1,100	1,141,595

					1,705,708

Building Materials & Construction — 0.1%
Hanson PLC (United Kingdom), Gtd. Notes	B1	7.875%	09/27/10	1,000	1,027,373
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	910	950,517

					1,977,890

Cable — 0.4%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	340,723
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	350	355,157
Comcast Corp., Gtd. Notes	Baa1	6.400%	03/01/40	220	223,615
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	157,847
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	460,924
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	605	654,500
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	03/15/11	950	994,640
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 144A	Baa3	4.750%	10/01/14	1,940	2,026,745
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,040,000
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	2,510	2,694,487
Time Warner Cable, Inc., Gtd. Notes(b)	Baa2	6.750%	06/15/39	1,575	1,652,186

					10,600,824

Capital Goods — 0.1%
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(e)(g)	Baa2	5.800%	10/15/12	460	496,704
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(e)(g)	Baa2	6.375%	10/15/17	1,302	1,408,703
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(e)(g)	Baa2	7.000%	10/15/37	380	391,758
FedEx Corp., Gtd. Notes	Baa2	7.250%	02/15/11	400	418,953
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	200	209,769

					2,925,887

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	685	712,258
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	2,054,866
Dow Chemical Co. (The), Sr. Unsec’d. Notes(b)	Baa3	9.400%	05/15/39	500	670,220
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	769,776
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,622,583
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.500%	06/01/25	460	432,400

					6,262,103

Consumer — 0.2%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.750%	03/01/18	1,500	1,607,177
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	2,250	2,462,360
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,713,724
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	965	1,003,615

					6,786,876

Electric — 0.8%
Appalachian Power Co., Sr. Unsec’d. Notes, Ser. J	Baa2	4.400%	06/01/10	620	623,364
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	175	188,578
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,305	1,385,773
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	550	570,380
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	525	577,417
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa1	5.700%	03/15/13	740	802,819
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	Baa1	6.950%	03/15/33	590	642,455
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	730	791,807
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	210,182
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	325	353,255
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	550	573,847
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	960	1,003,505

E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	6.650%	04/30/38	890	998,591
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	604,564
Empresa Nacional de Electricidad S.A. (Chile), Unsub. Notes	Baa3	8.625%	08/01/15	1,295	1,540,361
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,280	1,217,827
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	09/15/33	145	154,464
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	155	161,547
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,425	1,440,961
Florida Power & Light Co., First Mtge. Bonds	Aa2	5.950%	10/01/33	295	301,512
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A2	5.700%	06/01/17	495	542,580
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	483,881
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A2	6.250%	06/17/14	1,770	1,939,536
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.750%	04/01/18	205	216,636
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	295,337
National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.250%	03/01/12	90	99,000
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,260	1,377,355
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	605,804
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	246,232
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	346,926
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	615	611,986
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	345	381,690
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	475	541,500
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,550	1,596,213
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	146,061
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A2	5.800%	05/01/37	535	546,259
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	470	499,839
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	209,313
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	470,086

					25,299,443

Energy-Integrated — 0.1%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	6.750%	11/15/39	975	1,057,451
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	400	395,001
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	325	376,447
Marathon Oil Canada Corp. (Canada), Gtd. Notes	Baa1	8.375%	05/01/12	360	404,445
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.500%	07/18/16	1,425	1,549,688

					3,783,032

Energy-Other — 0.2%
Anadarko Petroleum Corp, Unsec’d. Notes	Baa3	6.200%	03/15/40	620	610,027
Devon Financing Corp. ULC (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	225	279,354
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	936	961,278
Halliburton Co., Sr. Unsec’d. Notes	A2	5.500%	10/15/10	150	154,129
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	200	201,605
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,500	1,499,161
Questar Market Resources, Inc., Sr. Unsec’d. Notes	Baa3	6.800%	03/01/20	745	810,427
Valero Energy Corp., Gtd. Notes	Baa2	6.625%	06/15/37	255	242,519
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,384,509
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/17	585	664,903

					6,807,912

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	5.375%	01/15/20	1,800	1,856,846
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.000%	11/15/39	1,285	1,626,002
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.200%	01/15/39	250	322,403
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,085,554
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,145,075

Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $666,818; purchased 11/19/07)(e)(g)	A2	6.000%	11/27/17	670	727,262
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875%	09/15/10	46	47,430
Delhaize America, Inc., Gtd. Notes	Baa3	9.000%	04/15/31	752	956,626
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	530,120
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/12	1,050	1,142,438
H.J. Heinz Finance Co., Gtd. Notes, 144A	Baa2	7.125%	08/01/39	450	510,549
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,710	1,772,041
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	45	49,167
Kroger Co. (The), Gtd. Notes	Baa2	6.800%	04/01/11	670	705,178
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	6.300%	03/01/38	685	744,056
Ralcorp Holdings, Inc., Gtd. Notes, 144A	Baa3	6.625%	08/15/39	875	869,860
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	1,300	1,306,500
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	735	790,125
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	180	193,048

					16,380,280

Healthcare & Pharmaceutical — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.875%	05/15/16	1,145	1,294,612
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	985,605
Carefusion Corp., Sr. Unsec’d. Notes	Baa3	6.375%	08/01/19	355	388,211
Genentech, Inc., Sr. Unsec’d. Notes	AA-(d)	4.750%	07/15/15	280	298,936
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	870	959,567
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	2,046,516
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa3	5.625%	12/15/15	580	627,847
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.450%	03/15/20	1,235	1,229,087
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.750%	11/15/36	110	112,723
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.850%	06/30/39	265	277,599
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	170,388
Merck & Co., Inc., Gtd. Notes	Aa3	6.000%	09/15/17	884	994,803
Merck & Co., Inc., Gtd. Notes	Aa3	6.550%	09/15/37	340	388,292
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	08/15/19	445	467,755
Wyeth, Gtd. Notes	A1	5.500%	03/15/13	1,210	1,324,420
Wyeth, Gtd. Notes	A1	5.950%	04/01/37	1,715	1,795,567
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	68,407

					13,430,335

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	A3	5.750%	06/15/11	390	408,882
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.625%	06/15/36	515	542,674
Cigna Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	653,153
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,290	1,283,804
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,350	1,401,847
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	195	208,995
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	420	426,963
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	420	436,595
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	860	918,012

					6,280,925

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	580	569,318
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	155	187,947
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,030	1,016,397
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.750%	05/15/12	440	470,490
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	5.750%	01/15/40	825	816,111
Chubb Corp., Jr. Sub. Notes(c)	A3	6.375%	03/29/67	1,300	1,308,125
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	775,016
Lincoln National Corp., Jr. Sub. Notes(c)	Ba1	6.050%	04/20/67	260	216,450
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	484,417
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	739,777
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	5.150%	09/15/10	265	269,563
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	1,020	978,329
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	335	358,403
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	413,966
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	430	481,881
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	660	723,074
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	370	371,320
Pacific Life Insurance Co., Sub. Notes, 144A (original cost $994,522; purchased 6/16/09)(g)	A3	9.250%	06/15/39	995	1,232,933
Progressive Corp. (The), Jr. Sub. Notes(b)(c)	A2	6.700%	06/15/37	735	721,672

Teachers Insurance & Annuity Association of America, Notes, 144A	Aa2	6.850%	12/16/39	1,450	1,572,861
Travelers Cos., Inc. (The), Jr. Sub. Notes(c)	A3	6.250%	03/15/37	805	792,406
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	685	750,213
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	570,294
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	460,604
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	87,868

					16,369,435

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,645	1,727,250
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(b)	Ba1	6.750%	05/15/18	2,800	2,807,000

					4,534,250

Media & Entertainment — 0.2%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,556,250
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	655,755
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	580	571,707
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	280	305,663
Time Warner, Inc., Gtd. Notes(b)	Baa2	4.875%	03/15/20	1,150	1,123,587
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	790	907,638
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	10/05/37	430	450,099
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	04/30/36	625	662,616

					7,233,315

Metals — 0.2%
ArcelorMittal USA Partnership (Canada), Gtd. Notes	Baa3	9.750%	04/01/14	1,745	1,801,713
Newmont Mining Corp., Gtd. Notes	Baa2	6.250%	10/01/39	880	879,974
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(d)	4.500%	05/15/13	115	120,956
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(d)	5.000%	06/01/15	600	628,676
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	1,000	1,099,194
Southern Copper Corp., Sr. Unsec’d. Notes	Baa3	7.500%	07/27/35	125	130,261
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,580	2,618,700

					7,279,474

Non-Captive Finance — 0.5%
General Electric Capital Corp., Notes, MTN(b)	Aa2	3.500%	08/13/12	1,990	2,056,436
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.500%	01/08/20	2,500	2,550,663
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.550%	05/04/20	505	515,489
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	1,060	1,007,794
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, MTN(h)	Aa2	6.125%	02/22/11	950	993,530
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	Aa2	6.000%	08/07/19	920	972,136
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	440	458,412
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	B1	6.375%	03/25/13	1,850	1,807,925
SLM Corp., Sr. Notes, MTN(b)	Ba1	8.000%	03/25/20	1,050	1,022,447
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	2,870	2,902,606

					14,287,438

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	515	473,399

Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	1,080	1,154,145
International Paper Co., Sr. Unsec’d. Notes(b)	Baa3	7.500%	08/15/21	510	579,520

					1,733,665

Pipelines & Other — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes	Baa2	7.875%	08/16/10	1,760	1,805,267
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(b)	Baa2	6.500%	09/01/39	675	693,834
Oneok Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	420	437,871
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	97,043
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,190	3,440,003
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	235	256,840

					6,730,858

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	713,904
CSX Corp., Sr. Unsec’d. Notes(b)	Baa3	6.150%	05/01/37	715	720,616
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	525	514,765
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	18	21,695
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	750	782,244

					2,753,224

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership, LP, Gtd. Notes	Baa3	5.750%	04/01/12	361	370,850
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	765	843,582
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	435	451,738
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	693,938
ProLogis, Sr. Sec’d. Notes	Baa2	6.875%	03/15/20	890	879,085
Simon Property Group LP, Sr. Unsec’d. Notes(b)	A3	6.125%	05/30/18	2,800	2,896,746

					6,135,939

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,000	1,057,152
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,640	1,768,561
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	750	745,409
GameStop Corp. / GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	1,115	1,156,812
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	325	315,389
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	1,015	1,131,139
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	385	416,682
Macy’s Retail Holdings, Inc., Gtd. Notes(b)	Ba2	5.350%	03/15/12	390	409,500
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	5.875%	01/15/13	2,000	2,090,000
Nordstrom, Inc., Sr. Unsec’d. Notes(b)	Baa2	6.250%	01/15/18	4,500	4,950,950

					14,041,594

Technology — 0.3%
Computer Sciences Corp., Sr. Unsec’d. Notes, Ser. WI	Baa1	6.500%	03/15/18	1,800	1,992,805
Electronic Data Systems Corp., Sr. Unsec’d. Notes	A2	7.450%	10/15/29	120	143,905
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,000	1,088,356
Intuit, Inc., Sr. Unsec’d. Notes	Baa2	5.400%	03/15/12	600	636,405
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	49	52,944
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,035,000
Xerox Corp., Sr. Unsec’d. Notes(b)	Baa2	4.250%	02/15/15	2,720	2,742,462

					7,691,877

Telecommunications — 0.8%
America Movil SAB de CV (Mexico), Gtd. Notes, 144A	A2	6.125%	03/30/40	590	576,542
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	205	249,230
AT&T, Inc., Sr. Unsec’d. Notes(b)	A2	5.300%	11/15/10	1,260	1,296,298
AT&T Mobility LLC, Sr. Unsec’d. Notes	A2	7.125%	12/15/31	505	559,146
AT&T Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	640	722,219
AT&T Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.750%	03/01/31	1,339	1,728,932
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.750%	06/15/30	295	377,809
Embarq Corp., Sr. Unsec’d. Notes (original cost $349,979; purchased 05/12/06)(e)(g)	Baa3	7.082%	06/01/16	350	381,201
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,626,279; purchased 05/12/06- 04/10/07)(e)(g)	Baa3	7.995%	06/01/36	1,600	1,622,310
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	375	497,417
Koninklijke KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000%	10/01/10	530	548,577
PCCW-HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,370	2,565,525
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.250%	02/15/11	700	724,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	2,000	2,190,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	335,176
Telecom Italia Capital SA (Luxembourg), Gtd. Notes(b)	Baa2	7.175%	06/18/19	2,095	2,261,773
Telefonica Emisiones SAU (Spain), Gtd. Notes(b)	Baa1	5.877%	07/15/19	780	835,408
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	236,756
Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A(b)	A3	5.500%	11/15/19	255	258,154
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	899	967,520
United States Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	275	266,504

Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	A3	6.100%	04/15/18	3,400	3,719,161

					22,920,158

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	215	261,253
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	985	1,211,185
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	183,843
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,059,144
Lorillard Tobacco Co., Sr. Unsec’d. Notes	Baa2	8.125%	06/23/19	765	842,798
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	860	923,735
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	325,699

					4,807,657

TOTAL CORPORATE BONDS (cost $271,815,190)					283,403,792

MORTGAGE-BACKED SECURITIES — 10.1%
Federal Home Loan Mortgage Corporation		4.500%	02/01/19 - 07/01/20	4,090	4,295,060
Federal Home Loan Mortgage Corporation		5.000%	07/01/18 - 05/01/34	7,373	7,795,455
Federal Home Loan Mortgage Corporation		5.000%	TBA 30 YR	5,000	5,162,500
Federal Home Loan Mortgage Corporation(c)		5.211%	12/01/35	2,071	2,179,900
Federal Home Loan Mortgage Corporation(c)		5.493%	06/01/36	2,326	2,421,903
Federal Home Loan Mortgage Corporation		5.500%	12/01/33 - 05/01/38	9,611	10,179,251
Federal Home Loan Mortgage Corporation		5.500%	TBA 30 YR	14,000	14,735,000
Federal Home Loan Mortgage Corporation		6.000%	03/01/32 - 12/01/33	2,162	2,349,295
Federal Home Loan Mortgage Corporation		6.500%	12/01/14	176	190,814
Federal Home Loan Mortgage Corporation		7.000%	01/01/31 - 11/01/33	2,679	3,004,357
Federal National Mortgage Association(c)		3.111%	07/01/33	735	743,384
Federal National Mortgage Association		4.000%	06/01/19	1,302	1,349,469
Federal National Mortgage Association		4.000%	TBA 15 YR	6,000	6,086,250
Federal National Mortgage Association		4.000%	TBA 30 YR	11,000	10,663,125
Federal National Mortgage Association		4.500%	11/01/18 - 08/01/39	19,149	19,545,326
Federal National Mortgage Association		4.500%	TBA 30 YR	8,000	8,017,504
Federal National Mortgage Association		4.500%	TBA 30 YR	10,000	9,987,500
Federal National Mortgage Association		5.000%	10/01/18 - 05/01/36	23,266	24,152,099
Federal National Mortgage Association		5.000%	TBA 30 YR	1,000	1,031,562
Federal National Mortgage Association		5.500%	03/01/16 - 08/01/37	50,029	53,019,360
Federal National Mortgage Association		5.500%	TBA 15 YR	6,000	6,417,186
Federal National Mortgage Association		5.500%	TBA 30 YR	4,750	5,006,054
Federal National Mortgage Association(c)		5.920%	06/01/37	7,154	7,514,213
Federal National Mortgage Association		6.000%	04/01/13 - 05/01/38	23,839	25,653,044
Federal National Mortgage Association		6.000%	TBA 30 YR	28,500	30,272,358
Federal National Mortgage Association		6.500%	07/01/17 - 09/01/37	9,818	10,712,553
Federal National Mortgage Association		7.000%	08/01/11 - 07/01/32	666	747,408
Federal National Mortgage Association		7.500%	06/01/12 - 05/01/32	263	289,682
Government National Mortgage Association		4.500%	TBA 30 YR	8,000	8,071,272
Government National Mortgage Association		5.500%	11/15/32 - 02/15/36	8,832	9,407,602
Government National Mortgage Association		6.000%	02/15/33 - 10/15/34	3,724	4,020,898
Government National Mortgage Association		6.000%	TBA 30 YR	3,000	3,204,375
Government National Mortgage Association		6.500%	10/15/23 - 07/15/35	3,953	4,301,798
Government National Mortgage Association		8.000%	01/15/24 - 04/15/25	94	108,507

TOTAL MORTGAGE-BACKED SECURITIES (cost $293,249,381)					302,636,064

MUNICIPAL BONDS — 0.2%
Bay Area Toll Authority, BABs	Aa3	6.263%	04/01/49	1,325	1,337,309
New Jersey State Turnpike Authority, BABs	A3	7.414%	01/01/40	450	523,040
New York City Transitional Finance Authority, BABs	Aa2	5.767%	08/01/36	1,130	1,121,480
State of California, BABs	Baa1	7.300%	10/01/39	1,270	1,274,280
State of California, BABs	Baa1	7.550%	04/01/39	245	254,766
State of California, BABs	Baa1	7.625%	03/01/40	215	224,068

TOTAL MUNICIPAL BONDS (cost $4,652,404)					4,734,943

NON-CORPORATE FOREIGN AGENCIES — 0.3%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,435	7,319,973
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	402,500
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,271,906

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $10,028,679)					9,994,379

NON-CORPORATE SOVEREIGN — 0.0%
Qatar Government International Bond (Qatar), 144A (cost $738,409)	Aa2	6.400%	01/20/40	740	773,300

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Federal Farm Credit Bank		4.875%	01/17/17	855	926,450
Federal Home Loan Bank		5.625%	06/11/21	2,390	2,633,154
Federal Home Loan Bank		1.125%	05/18/12	100	99,722
Federal Home Loan Mortgage Corp.(b)		2.875%	02/09/15	2,585	2,600,874
Federal Home Loan Mortgage Corp.(b)		3.750%	03/27/19	4,835	4,716,707
Federal Home Loan Mortgage Corp.(b)		5.125%	11/17/17	630	689,882
Federal National Mortgage Association		5.000%	02/13/17	3,070	3,343,439
Federal National Mortgage Association(b)		6.625%	11/15/30	2,245	2,682,927
Resolution Funding Corp. Interest Strip(i)		4.780%	04/15/18	2,615	1,880,954
Tennessee Valley Authority		4.500%	04/01/18	1,445	1,490,676
Tennessee Valley Authority, Ser. E		6.250%	12/15/17	560	646,166
Western Corporate Federal Credit Union, Gtd. Notes		1.750%	11/02/12	2,610	2,617,525

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $24,452,986)					24,328,476

U.S. GOVERNMENT TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bonds(b)		4.375%	11/15/39	1,375	1,300,234
U.S. Treasury Bonds		6.250%	08/15/23	10,495	12,612,041
U.S. Treasury Bonds(j)		7.125%	02/15/23	8,200	10,567,750
U.S. Treasury Inflation Indexed Notes		1.375%	01/15/20	5,571	5,460,185
U.S. Treasury Notes		0.875%	01/31/12	2,900	2,896,601
U.S. Treasury Notes(b)		2.375%	02/28/15	10,390	10,318,621
U.S. Treasury Notes		2.500%	03/31/15	5,155	5,140,514
U.S. Treasury Notes		2.750%	11/30/16	6,580	6,398,537
U.S. Treasury Notes(b)		3.625%	02/15/20	1,595	1,567,836
U.S. Treasury Strips Coupon(k)		4.750%	05/15/24	10,845	5,586,357
U.S. Treasury Strips Coupon(k)		4.750%	11/15/24	10,880	5,437,661
U.S. Treasury Strips Coupon(k)		4.760%	02/15/25	4,500	2,218,329
U.S. Treasury Strips Coupon(k)		4.770%	08/15/24	13,780	6,992,716
U.S. Treasury Strips Coupon(b)(k)		4.790%	08/15/25	1,055	505,952
U.S. Treasury Strips Coupon(k)		5.190%	05/15/20	12,565	8,194,340
U.S. Treasury Strips Coupon(k)		5.639%	08/15/21	4,000	2,422,984
U.S. Treasury Strips Coupon(k)		5.950%	08/15/22	2,450	1,402,321
U.S. Treasury Strips Coupon(b)(k)		6.480%	02/15/24	10,000	5,228,910
U.S. Treasury Strips Coupon(k)		6.910%	05/15/25	9,500	4,610,740
U.S. Treasury Strips Coupon(k)		7.180%	05/15/26	5,000	2,299,630
U.S. Treasury Strips Principal(i)		4.730%	11/15/24	13,500	6,817,811
U.S. Treasury Strips Principal(i)		6.070%	02/15/23	10,900	6,079,867

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $115,059,025)					114,059,937

TOTAL LONG-TERM INVESTMENTS (cost $2,417,132,395)					2,764,984,823

SHORT-TERM INVESTMENTS — 17.0%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill (cost $4,398,541)(m)		0.157%	06/17/10	4,400	4,398,636

	Shares
AFFILIATED MUTUAL FUNDS — 16.9%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $167,366,748)(n)	16,901,556	147,550,582
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $356,243,413; includes $188,964,359 of cash collateral received for securities on loan)(l)(n)	356,243,413	356,243,413

TOTAL AFFILIATED MUTUAL FUNDS (cost $523,610,161)	503,793,995

	Notional Amount (000)#
OUTSTANDING OPTION PURCHASED(a)
Call Option
U.S. 2 Yr. Future Options, expiring 5/21/10 @ $108.50 (cost $91,008)	$366	76,125	(p)

TOTAL SHORT-TERM INVESTMENTS (cost $528,099,710)		508,268,756

TOTAL INVESTMENTS (o) — 109.5% (cost $2,945,232,105)		3,273,253,579

LIABILITIES IN EXCESS OF OTHER ASSETS(q) (9.5)%		(284,237,316)

NET ASSETS — 100.0%		$2,989,016,263

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

#	Principal and Notional amount shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $181,430,130; cash collateral of $188,964,359 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.
(d)	Standard & Poor’s Rating.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $5,773,675. The aggregate value of $6,260,871 is approximately 0.2% of net assets.
(h)	Security segregated as collateral for futures contracts.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2010.
(j)	Security segregated as collateral for swap contracts.
(k)	Rate shown reflects the effective yield at March 31, 2010.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	Rate quoted represents yield-to-maturity as of purchase date.
(n)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(o)	As of March 31, 2010, one security representing $2,058,561 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

(q)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at March 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2010	Unrealized Appreciation (Depreciation)(1)
Long Positions:
495	U.S. Treasury 2 Yr. Notes	Jun. 2010	$107,476,852	$107,391,797	$(85,055)
1385	U.S. Treasury 5 Yr. Notes	Jun. 2010	159,766,540	159,058,594	(707,946)
175	S&P 500 Index	Jun. 2010	49,525,475	50,977,500	1,452,025

					659,024

Short Positions:
96	U.S. Treasury 10 Yr. Notes	Jun. 2010	11,269,451	11,160,000	109,451
500	U.S. Long Bond	Jun. 2010	58,259,214	58,062,500	196,714
30	U.S. Ultra Bond	Jun. 2010	3,573,831	3,599,062	(25,231)

					280,934

					$939,958

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure of $ 1,452,025 and interest rate contracts risk exposure of $(512,067) as of March 31, 2010.

Interest rate swap agreements outstanding at March 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(c)
Citibank NA(a)	3/31/2012	$28,390	1.346%	3 Month LIBOR	$23,485	$—	$23,485
Citibank NA(b)	2/28/2015	11,070	2.808%	3 Month LIBOR	16,619	—	16,619

					$40,104	$—	$40,104

(a)	Portfolio pays the fixed rate and receives the floating rate.
(b)	Portfolio pays the floating rate and receives the fixed rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)
Credit Default Swaps on Corporate Issues-Buy Protection(1)
Barclays Bank PLC	9/20/2012	$2,900	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$9,622	$—	$9,622
Barclays Bank PLC	3/20/2018	1,800	1.220%	Computer Sciences Corp., 5.000%, 02/15/13	(33,082)	—	(33,082)
Credit Suisse International	6/20/2018	3,400	0.970%	Verizon Communications, Inc., 4.900%, 09/15/15	9,699	—	9,699
Deutsche Bank AG	9/20/2011	1,000	1.000%	Dish DBS Corp., 6.625%, 10/01/14	2,842	10,130	(7,288)
Deutsche Bank AG	3/20/2012	2,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(130,721)	(60,714)	(70,007)
Deutsche Bank AG	12/20/2012	2,000	1.000%	Macy’s Retail Holdings, Inc., 8.000%, 07/15/12	5,820	65,094	(59,274)
Deutsche Bank AG	6/20/2013	2,000	1.000%	US Steel Corp., 6.650%, 06/01/37	60,114	102,099	(41,985)
Deutsche Bank AG	3/20/2014	1,645	7.050%	Starwood Hotels & Resorts Worldwide, 7.875%, 05/01/12	(360,493)	—	(360,493)
Deutsche Bank AG	3/20/2018	4,500	0.990%	Nordstrom, Inc., 6.950%, 03/15/28	29,640	—	29,640
Deutsche Bank AG	6/20/2018	2,200	1.150%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(38,256)	—	(38,256)
JPMorgan Chase Bank	6/20/2014	1,150	0.650%	Bunge Ltd. Finance Corp., 5.350%, 04/15/14	23,327	—	23,327
Merrill Lynch Capital Services, Inc.	9/20/2016	735	1.730%	Tyson Foods, Inc., 7.850%, 04/01/16	(3,216)	—	(3,216)
Merrill Lynch Capital Services, Inc.	6/20/2018	1,800	3.050%	SLM Corp., 5.125%. 08/27/12	76,426	—	76,426
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.130%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(7,980)	—	(7,980)
Merrill Lynch Capital Services, Inc.	6/20/2018	2,800	1.450%	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	60,859	—	60,859
Morgan Stanley Capital Services, Inc.	3/20/2012	500	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(32,680)	(15,657)	(17,023)
Morgan Stanley Capital Services, Inc.	3/20/2018	1,500	0.700%	Avon Products, Inc., 6.500%, 03/01/19	2,188	—	2,188
Morgan Stanley Capital Services, Inc.	6/20/2018	1,700	1.000%	Newell Rubbermaid, Inc., 0.000%, 07/15/28	48,752	—	48,752
Morgan Stanley Capital Services, Inc.	6/20/2018	2,800	0.970%	Simon Property Group L.P., 5.250%, 12/01/16	111,994	—	111,994

					$(165,145)	$100,952	$(266,097)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2010.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage Backed Securities	$—	$12,550,076	$2,058,561
Residential Mortgage Backed Securities	—	8,571,869	—
Bank Loans	—	12,858,767	—
Collateralized Mortgage Obligations	—	9,741,083	—
Commercial Mortgage-Backed Securities	—	105,663,371	—
Corporate Bonds		283,403,792	—
Common Stocks	1,873,610,205	—	—
Mortgage-Backed Securities	—	302,636,064	—
Municipal Bonds	—	4,734,943	—
Non-Corporate Foreign Agencies	—	9,994,379	—
Non-Corporate Sovereign	—	773,300	—
U.S. Government Agency Obligations	—	24,328,476	—
U.S. Government Treasury Obligations	—	118,458,573	—
Affiliated Mutual Funds	503,793,995	—	—
Outstanding Option Purchased	76,125	—	—
Other Financial Instruments*
Futures	939,958	—	—
Interest Rate Swaps	—	40,104	—
Credit Default Swaps	—	(266,097)	—

Total	$2,378,420,283	$893,488,700	$2,058,561

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio’s use of significant unobservable inputs (Level 3) in determining the value of investments was immaterial to the Portfolio.

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS — 97.4%
Australia — 3.0%
Amcor Ltd.	98,700	$ 578,755
AWB Ltd.(a)	332,100	291,038
Bendigo And Adelaide Bank Ltd.	59,300	544,166
BHP Billiton Ltd., ADR(a)(b)	34,735	2,789,915
BHP Billiton PLC, ADR(a)	81,964	5,608,797
BlueScope Steel Ltd.(a)	218,400	583,207
Challenger Financial Services Group, Ltd.	343,900	1,325,435
Downer EDI Ltd.	171,400	1,189,076
Goodman Fielder Ltd.	443,900	582,503
Macquarie Group Ltd.	21,200	919,210
Metcash Ltd.	223,800	850,232
OneSteel, Ltd.	253,900	908,666
Pacific Brands Ltd.(a)	460,600	560,038
TABCORP Holdings Ltd.	119,400	756,015
Wesfarmers, Ltd.	56,461	1,647,086

		19,134,139

Austria — 0.1%
Voestalpine AG	9,500	384,296

Belgium — 0.4%
AGFA-Gevaert NV(a)	62,200	481,383
Delhaize Group SA	22,500	1,808,193

		2,289,576

Brazil — 1.5%
Itau Unibanco Holding SA, ADR	119,800	2,634,402
Petroleo Brasileiro SA, ADR(a)(b)	14,623	650,577
Petroleo Brasileiro SA	92,336	1,829,741
Vale SA, ADR(b)	78,060	2,512,751
Weg SA	148,900	1,599,229

		9,226,700

Canada — 1.8%
Brookfield Asset Management, Inc. (Class A Stock)	69,864	1,775,943
First Quantum Minerals Ltd.	18,384	1,512,678
Pacific Rubiales Energy Corp.(a)	63,860	1,240,543
Potash Corp. of Saskatchewan, Inc.	18,240	2,176,944
Research In Motion Ltd.(a)	20,874	1,543,632
Royal Bank of Canada	36,823	2,155,033
Tim Hortons, Inc.	31,032	1,010,110

		11,414,883

Chile — 0.4%
Banco Santander Chile, ADR(a)	17,300	1,180,206
Lan Airlines SA	61,520	1,091,463

		2,271,669

China — 2.7%
Angang Steel Co. Ltd. (Class H Stock)	600,000	1,100,428
Baidu, Inc., ADR(a)	7,264	4,336,608
CNOOC Ltd.	1,683,000	2,770,228
Dongfeng Motor Group Co. Ltd. (Class H Stock)	2,766,000	4,495,852
Industrial & Commercial Bank of China (Class H Stock)	3,990,000	3,042,251
Li Ning Co. Ltd.	383,500	1,390,415

		17,135,782

Denmark — 0.6%
Danisco A/S	8,500	633,822
H Lundbeck A/S	49,400	931,213
Novo Nordisk A/S (Class B Stock)	31,766	2,464,951

		4,029,986

Finland — 0.7%
Kone Oyj (Class B Stock)	45,161	1,866,510
Nokia OYJ	83,800	1,305,025
Rautaruukki OYJ	6,000	129,663

Tieto OYJ	56,200	1,301,045

		4,602,243

France — 4.3%
Alstom SA	39,496	2,462,965
AXA SA	47,100	1,047,755
BNP Paribas	19,800	1,520,608
Casino Guichard Perrachon SA	14,200	1,201,586
Compagnie Generale des Etablissements Michelin (Class B Stock)	30,838	2,272,510
Credit Agricole SA	29,400	514,633
France Telecom SA	42,900	1,026,464
Lagardere SCA	14,000	566,520
Rallye SA	13,400	494,369
Safran SA	50,800	1,324,239
Sanofi-Aventis SA	43,600	3,250,066
Schneider Electric SA	18,518	2,171,997
SCOR SE	28,000	707,204
Thales SA	22,500	903,185
Total SA	27,900	1,619,631
Total SA, ADR	68,550	3,977,271
Vivendi SA	86,100	2,304,319

		27,365,322

Germany — 3.6%
Allianz SE	18,700	2,347,666
Aurubis AG	10,300	529,343
BASF SE	65,473	4,066,970
Daimler AG	33,201	1,566,148
Deutsche Bank AG	11,600	894,622
E.ON AG	61,700	2,278,395
Hannover Rueckversicherung AG	11,800	582,685
MAN SE	15,132	1,266,348
MTU Aero Engines Holding AG	28,100	1,641,488
Muenchener Rueckversicherungs AG	12,000	1,949,810
Rheinmetall AG	11,800	840,717
RWE AG	13,700	1,217,009
SAP AG	44,422	2,149,461
ThyssenKrupp AG	23,600	811,073
Vossloh AG	4,300	458,354

		22,600,089

Greece
Alpha Bank A.E.(a)	15,700	148,649

Hong Kong — 1.0%
Chaoda Modern Agriculture Holdings Ltd.	966,070	1,028,998
Kingboard Chemical Holdings Ltd.	180,000	819,525
Li & Fung Ltd.	406,000	1,997,514
Noble Group Ltd.	1,140,000	2,493,585

		6,339,622

India — 1.0%
HDFC Bank, Ltd., ADR(a)	7,809	1,088,496
Infosys Technologies Ltd., ADR	33,347	1,962,471
Tata Motors Ltd., ADR(a)(b)	57,967	1,070,071
Vedanta Resources PLC	46,907	1,975,991

		6,097,029

Indonesia — 0.5%
Astra International Tbk PT	292,000	1,344,557
Bank Rakyat Indonesia	1,774,000	1,608,385

		2,952,942

Ireland
Allied Irish Banks PLC(a)	42,100	68,121
Bank of Ireland (Governor & Co.)(a)	83,300	180,016
Irish Life & Permanent Group Holdings PLC(a)	51,300	204,402

		452,539

Israel — 0.7%
Teva Pharmaceutical Industries Ltd., ADR(a)	73,882	4,660,477

Italy — 1.4%
Banco Popolare SC	38,200	265,715
Ciments Francais SA	5,200	498,593
Enel SpA	184,700	1,032,791

ENI SpA	89,300	2,095,061
Finmeccanica SpA	20,900	278,900
Fondiaria-Sai SpA	19,900	299,422
Saipem SpA	75,444	2,919,407
Telecom Italia SpA	796,300	1,146,514

		8,536,403

Japan — 8.4%
Aeon Credit Service Co. Ltd.	16,100	191,154
Alpine Electronics, Inc.(a)	41,600	506,373
Aoyama Trading Co. Ltd.	52,100	859,881
Astellas Pharma, Inc.	41,200	1,491,732
Canon, Inc.	70,800	3,279,110
Circle K Sunkus Co. Ltd.	46,900	581,421
COMSYS Holdings Corp.	72,800	704,717
Daikin Industries Ltd.	29,100	1,190,582
Dainippon Sumitomo Pharma Co. Ltd.	80,400	737,007
Fanuc, Ltd.	19,100	2,026,655
Fast Retailing Co. Ltd.	10,800	1,877,206
Fukuoka Financial Group, Inc.	158,000	670,938
Hitachi Capital Corp.	49,400	703,299
Itochu Techno-Solutions Corp.	26,200	860,349
KDDI Corp.	200	1,035,405
Keihin Corp.	78,900	1,524,156
Keyence Corp.	7,900	1,887,753
Konami Corp.	10,300	198,641
Kurabo Industries Ltd.	173,100	294,394
Kyoei Steel Ltd.	42,800	902,787
Kyowa Exeo Corp.	56,000	462,424
Makita Corp.	34,200	1,126,709
Marubeni Corp.	271,000	1,684,148
Mitsubishi Corp.	129,500	3,393,678
Mitsui & Co. Ltd.	66,000	1,109,060
Mizuho Financial Group, Inc.	801,800	1,586,619
Nippon Electric Glass Co., Ltd.	115,000	1,620,013
Nippon Express Co. Ltd.	160,000	687,988
Nippon Oil Corp.	192,600	970,313
Nippon Shokubai Co. Ltd.	68,000	614,611
Nippon Telegraph & Telephone Corp.	37,000	1,559,311
Nissan Shatai Co. Ltd.	93,000	742,090
NTT DoCoMo, Inc.	1,100	1,675,473
Sankyu, Inc.	210,000	1,035,512
Sanwa Holdings Corp.	281,000	937,769
Seiko Epson Corp.	17,100	265,581
Seino Holdings Corp.	65,000	463,044
Shimachu Co. Ltd.	30,700	654,784
Softbank Corp.	43,800	1,078,954
Sumitomo Corp.	174,300	2,004,198
Sumitomo Mitsui Financial Group, Inc.	59,300	1,959,964
Sumitomo Trust & Banking Co. Ltd. (The)	67,000	392,726
Takeda Pharmaceutical Co. Ltd.	39,900	1,756,215
Terumo Corp.	21,000	1,118,622
Yahoo! Japan Corp.	6,225	2,267,208
Yokohama Rubber Co. Ltd. (The), Common Stock	59,600	280,501

		52,971,075

Liechtenstein
Verwaltungs- und Privat-Bank AG	2,578	281,174

Malaysia — 0.2%
CIMB Group Holdings Bhd	282,000	1,215,487

Mexico — 0.2%
Wal-Mart de Mexico SAB de CV, Ser. V	224,900	1,152,354

Netherlands — 2.0%
Aegon NV(a)	56,800	388,957
ASM Pacific Technology Ltd.	63,500	601,530
Brit Insurance Holdings NV(a)	56,800	648,609
CSM	32,790	1,018,626

European Aeronautic Defence and Space Co. NV(a)	41,900	842,946
ING Groep NV(a)	62,700	626,001
Koninklijke DSM NV	31,100	1,386,810
Nutreco Holding NV	11,600	730,895
Royal Dutch Shell PLC, ADR(b)	37,350	2,161,071
Royal Dutch Shell PLC (Class B Stock)	162,200	4,468,635

		12,874,080

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	665,691

Norway — 0.3%
DnB NOR ASA	67,200	767,748
Statoil ASA	45,100	1,044,178

		1,811,926

Peru — 0.1%
Credicorp, Ltd.	9,636	849,703

Portugal — 0.2%
Banco Espirito Santo SA(a)	43,600	235,555
Portugal Telecom SGPS SA	89,600	1,001,795

		1,237,350

Singapore — 0.5%
MobileOne Ltd.	390,330	580,354
Wilmar International Ltd.	477,000	2,284,499

		2,864,853

South Africa — 0.8%
Aspen Pharmacare Holdings Ltd.(a)	74,304	811,517
Naspers Ltd. (Class N Stock)	28,700	1,247,098
Shoprite Holdings Ltd.	75,709	755,661
Standard Bank Group Ltd./South Africa	128,172	2,016,614

		4,830,890

Spain — 2.6%
Banco Bilbao Vizcaya Argentaria SA	114,000	1,559,767
Banco Espanol de Credito SA	79,800	840,703
Banco Santander SA	425,678	5,657,462
Inditex SA	39,511	2,604,520
Repsol YPF SA	66,100	1,565,052
Tecnicas Reunidas SA	13,052	820,620
Telefonica SA	138,346	3,277,491

		16,325,615

Sweden — 0.1%
Boliden AB	60,400	863,263

Switzerland — 4.2%
ABB Ltd.(a)	96,757	2,113,348
Actelion Ltd.(a)	27,275	1,240,878
Baloise-Holding AG	14,600	1,294,670
CIE Financiere Richemont SA	51,941	2,011,335
Clariant AG(a)	103,700	1,318,871
Credit Suisse Group AG	83,051	4,280,939
Georg Fischer AG(a)	2,000	734,067
Novartis AG	36,200	1,955,226
Rieter Holding AG(a)	1,242	361,622
Roche Holding AG	13,616	2,208,209
Sonova Holding AG	8,546	1,061,766
Swiss Reinsurance Co. Ltd.(a)	23,400	1,151,802
Swisscom AG	5,500	2,007,208
Zurich Financial Services AG	18,707	4,795,620

		26,535,561

Taiwan — 0.4%
Hon Hai Precision Industry Co. Ltd.	241,000	1,043,438
Taiwan Semiconductor Manufacturing Co. Ltd.	808,000	1,564,708

		2,608,146

Turkey — 0.3%
Turkiye Garanti Bankasi AS	331,545	1,550,960

United Kingdom — 8.4%
Admiral Group PLC	60,783	1,217,542
Aggreko PLC, Common Stock	72,450	1,310,516

AMEC PLC	91,200	1,105,782
Amlin PLC	139,217	819,905
Antofagasta PLC	130,048	2,052,413
AstraZeneca PLC	71,500	3,188,845
Aviva PLC	118,200	691,105
Barclays PLC	332,700	1,819,051
Beazley PLC	360,794	593,494
BP PLC	472,900	4,473,669
British Sky Broadcasting Group PLC	179,090	1,636,046
BT Group PLC	602,100	1,132,055
Cairn Energy PLC(a)	216,642	1,370,902
Centrica PLC	88,100	392,919
Davis Service Group PLC	24,300	155,945
Drax Group PLC	116,100	658,214
DS Smith PLC	230,900	472,326
Experian PLC	126,747	1,247,313
GlaxoSmithKline PLC	118,600	2,277,585
Home Retail Group PLC	199,900	822,072
IMI PLC	145,600	1,458,254
International Power PLC	165,600	801,388
Johnson Matthey PLC	34,991	927,104
Legal & General Group PLC	624,000	833,761
Marston’s PLC	339,130	471,914
Meggitt PLC	216,200	1,002,949
Next PLC	53,229	1,747,967
Northern Foods PLC	211,500	186,793
Old Mutual PLC(a)	527,200	980,030
Petrofac Ltd.	81,895	1,493,790
Reckitt Benckiser Group PLC	43,262	2,374,559
Rolls-Royce Group PLC(a)	322,468	2,914,044
Rotork PLC	43,573	927,690
Royal Bank of Scotland Group PLC(a)	263,527	175,957
RSA Insurance Group PLC	300,200	580,830
Smith & Nephew PLC	145,248	1,447,014
Spectris PLC	98,200	1,233,125
Standard Chartered PLC	90,194	2,460,222
Tate & Lyle PLC	127,900	881,547
Thomas Cook Group PLC	164,000	671,450
Tomkins PLC	304	1,089
Vodafone Group PLC	679,400	1,567,101

		52,576,277

United States — 44.7%
3M Co.	30,000	2,507,100
Alcoa, Inc.	45,800	652,192
Altria Group, Inc.	46,800	960,336
Amazon.com, Inc.(a)	35,877	4,869,585
American Express Co.	121,875	5,028,562
American Tower Corp. (Class A Stock)(a)	57,061	2,431,369
Ameriprise Financial, Inc.	52,750	2,392,740
Amgen, Inc.(a)	26,400	1,577,664
Analog Devices, Inc.,	40,500	1,167,210
Apple, Inc.(a)	36,790	8,643,075
AT&T, Inc.	149,500	3,863,080
Avon Products, Inc.(b)	23,200	785,784
Baker Hughes, Inc.(b)	55,450	2,597,278
Bank of America Corp.	313,300	5,592,405
Bank of New York Mellon Corp. (The)(b)	29,000	895,520
Cablevision Systems Corp. (Class A Stock)	99,000	2,389,860
CenterPoint Energy, Inc.	35,400	508,344
Chevron Corp.	58,100	4,405,723
Cisco Systems, Inc.(a)	192,481	5,010,280
Citigroup, Inc.(a)(b)	172,200	697,410
Covidien PLC	45,600	2,292,768
Crown Castle International Corp., (a)	38,472	1,470,784
Danaher Corp.	12,080	965,313
Dell, Inc.(a)	125,500	1,883,755
DIRECTV (Class A Stock)(a)	46,547	1,573,754
Dow Chemical Co. (The)	222,228	6,571,282
E.I. du Pont de Nemours & Co.,	41,200	1,534,288
Eli Lilly & Co.(b)	10,200	369,444

EMC Corp.(a)	146,323	2,639,667
Entergy Corp.	28,900	2,351,015
EOG Resources, Inc.,	42,312	3,932,477
Exelon Corp.,	24,900	1,090,869
Exxon Mobil Corp.(b)	61,750	4,136,015
FedEx Corp.	46,093	4,305,086
Fifth Third Bancorp	92,600	1,258,434
Fortune Brands, Inc.(b)	42,350	2,054,398
General Dynamics Corp.,	63,293	4,886,220
General Electric Co.	192,100	3,496,220
Gilead Sciences, Inc.(a)	34,225	1,556,553
Goldman Sachs Group, Inc. (The)	41,091	7,011,357
Google, Inc. (Class A Stock)(a)	9,792	5,552,162
H&R Block, Inc.(b)	64,800	1,153,440
Home Depot, Inc.(b)	123,700	4,001,695
Honeywell International, Inc.	36,900	1,670,463
Illinois Tool Works, Inc.	52,400	2,481,664
International Business Machines Corp.	20,525	2,632,331
International Paper Co.	81,900	2,015,559
Johnson & Johnson	97,027	6,326,160
JPMorgan Chase & Co.	230,717	10,324,586
KeyCorp,	187,200	1,450,800
Kimberly-Clark Corp.	15,250	958,920
Kraft Foods, Inc.	20,000	604,800
Liberty Media Corp. - Starz, Ser. Z(a)	15,750	861,210
Lockheed Martin Corp.	10,800	898,776
Madison Square Garden, Inc. (Class A Stock)(a)	23,500	510,655
Marsh & McLennan Cos., Inc.	99,300	2,424,906
Mastercard, Inc. (Class A Stock)(b)	20,033	5,088,382
McDonald’s Corp.	83,172	5,549,236
Merck & Co., Inc.	194,086	7,249,112
Microsoft Corp.	133,700	3,913,399
Morgan Stanley	50,000	1,464,500
Murphy Oil Corp.	46,450	2,610,026
National Oilwell Varco, Inc.	46,473	1,885,874
Newell Rubbermaid, Inc.	86,900	1,320,880
NIKE, Inc. (Class B Stock)	21,438	1,575,693
NiSource, Inc.,	64,600	1,020,680
Nordstrom, Inc.,	33,241	1,357,895
Norfolk Southern Corp.	33,515	1,873,153
NRG Energy, Inc.(a)(b)	53,200	1,111,880
Pfizer, Inc.	169,900	2,913,785
Philip Morris International, Inc.	22,500	1,173,600
PNC Financial Services Group, Inc.,(b)	66,086	3,945,334
Polo Ralph Lauren Corp.	13,834	1,176,443
PPG Industries, Inc.(b)	38,166	2,496,056
Praxair, Inc.	56,606	4,698,298
priceline.com, Inc.(a)	8,590	2,190,450
Procter & Gamble Co. (The)	29,300	1,853,811
Qwest Communications International, Inc.	130,300	680,166
Raytheon Co.	31,950	1,824,984
Schlumberger Ltd.	13,150	834,499
SLM Corp.(a)	101,100	1,265,772
Southwest Airlines Co.	220,500	2,915,010
Spectra Energy Corp.	100,900	2,273,277
Sprint Nextel Corp., (a)(b)	340,600	1,294,280
St Joe Co. (The)(a)(b)	48,500	1,568,975
State Street Corp.	43,200	1,950,048
Sunoco, Inc.	25,900	769,489
Tiffany & Co.	29,877	1,418,859
Time Warner Cable, Inc.(b)	35,000	1,865,850
Time Warner, Inc.	91,100	2,848,697
Transocean Ltd.(a)	68,376	5,906,319
Tyco Electronics Ltd.	76,600	2,104,968
Tyco International Ltd.	48,200	1,843,650
U.S. Bancorp	197,384	5,108,298
Union Pacific Corp.	119,559	8,763,675
Verizon Communications, Inc.(b)	27,100	840,642
Visa, Inc. (Class A Stock)	53,107	4,834,330

Vulcan Materials Co.	10,700	505,468
Wal-Mart Stores, Inc.	39,200	2,179,520
Waste Management, Inc.(b)	36,600	1,260,138
Wells Fargo & Co.	226,702	7,054,966
Western Union Co. (The)	92,300	1,565,408
Weyerhaeuser Co.	55,100	2,494,377
Wynn Resorts Ltd.	30,288	2,296,739

		280,960,234

TOTAL COMMON STOCKS (cost $549,736,653)		611,816,985

PREFERRED STOCK — 0.1%
United States
Wells Fargo & Co.	23,175	632,678

TOTAL LONG-TERM INVESTMENTS (cost $550,181,954)		612,449,663

SHORT-TERM INVESTMENTS — 7.4%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $46,433,261; includes $32,127,154 of cash collateral received for securities on loan)(c)(d)	46,433,261	46,433,261

	Principal Amount (000)
U.S. Government Obligation
U.S. Treasury Bill, 0.146%, 06/10/2010 (cost $249,929 )	$250	249,931
TOTAL SHORT-TERM INVESTMENTS (cost $46,683,190)		46,683,192

TOTAL INVESTMENTS — 104.9% (cost $596,865,144)		659,132,855
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (4.9)%		(30,684,415)

NET ASSETS — 100.0%		$628,448,440

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $31,239,847; cash collateral of $32,127,154 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Security segregated as collateral for futures contracts.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Liabilities in excess of other assets include net unrealized appreciation on foreign exchange forward contracts as follows:

Open forward foreign currency exchange contracts outstanding as of March 31, 2010:

Sales Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at March 31, 2010	Unrealized Appreciation (Depreciation)(1)
Canadian Dollar,
Expiring 6/17/10	Morgan Stanley	CAD	1,511	$1,468,158	$1,487,583	$(19,425)
British Pound,
Expiring 6/14/10	The Bank of New York	GBP	2,237	3,362,435	3,393,096	(30,661)
Japanese Yen
Expiring 6/15/10	The Bank of New York	JPY	622,591	6,885,469	6,662,329	223,140

				$11,716,062	$11,543,008	$173,054

(1)	The amounts represent the fair value of derivative instruments subject to foreign currency contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$19,134,139	$—	$—
Austria	384,296	—	—
Belgium	2,289,576	—	—
Brazil	9,226,700	—	—
Canada	11,414,883	—	—
Chile	2,271,669	—	—
China	17,135,782	—	—
Denmark	4,029,986	—	—
Finland	4,602,243	—	—
France	27,365,322	—	—
Germany	22,600,089	—	—
Greece	148,649	—	—
Hong Kong	6,339,622	—	—
India	6,097,029	—	—
Indonesia	2,952,942	—	—
Ireland	452,539	—	—
Israel	4,660,477	—	—
Italy	8,536,403	—	—
Japan	52,971,075	—	—
Liechtenstein	281,174	—	—
Malaysia	1,215,487	—	—
Mexico	1,152,354	—	—
Netherlands	12,874,080	—	—
New Zealand	665,691	—	—
Norway	1,811,926	—	—
Peru	849,703	—	—
Portugal	1,237,350	—	—
Singapore	2,864,853	—	—
South Africa	4,830,890	—	—
Spain	16,325,615	—	—
Sweden	863,263	—	—
Switzerland	26,535,561	—	—
Taiwan	2,608,146	—	—
Turkey	1,550,960	—	—
United Kingdom	52,576,277	—	—
United States	280,960,234	—	—
Preferred Stock
United States	632,678	—	—
U.S. Government Obligation	—	249,931	—
Affiliated Money Market Mutual Fund	46,433,261	—	—

Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	173,054	—

Total	$658,882,924	$422,985	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at December 31, 2009 was $287,426,035. $233,911,311 was transferred into Level 1 at March 31, 2010 as a result of not using third-party vendor modeling tools to reflect any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 was as follows:

Commercial Banks	9.3%
Oil, Gas & Consumable Fuels	7 .7
Affiliated Money Market Mutual Fund (including 5.1% of collateral received for securities on loan)	7 .4
Pharmaceuticals	6 .8
Chemicals	4 .1
Insurance	3 .8
Metals & Mining	3 .7
Capital Markets	3 .2
Diversified Financial Services	3 .0
Aerospace & Defense	2 .9
Energy Equipment & Services	2 .8
Computers & Peripherals	2 .6
Diversified Telecommunication	2 .6
IT Services	2 .5
Media	2 .5
Machinery	2 .2
Road & Rail	2 .0
Internet Software & Services	1 .9
Food & Staples Retailing	1 .8
Specialty Retail	1 .8
Wireless Telecommunication Services	1 .8
Hotels, Restaurants & Leisure	1 .7
Trading Companies & Distributors	1 .7
Electronic Equipment & Instruments	1 .5
Industrial Conglomerates	1 .4
Communications Equipment	1 .3
Food Products	1 .3
Internet & Catalog Retail	1 .3
Automobiles	1 .2
Consumer Finance	1 .1
Electric Utilities	1 .1
Electrical Equipment	1 .1
Software	1 .0
Textiles, Apparel & Luxury Goods	1 .0
Healthcare Equipment & Supplies	0 .9
Auto Components	0 .8
Household Durables	0 .8
Household Products	0 .8
Air Freight & Logistics	0 .7
Airlines	0 .7
Biotechnology	0 .7
Paper & Forest Products	0 .7
Commercial Services & Supplies	0 .6
Multiline Retail	0 .5
Multi-Utilities	0 .5
Office Electronics	0 .5
Real Estate Management & Development	0 .5
Semiconductors & Semiconductor Equipment	0 .5
Distributors	0 .4
Independent Power Producers & Energy Traders	0 .4
Building Products	0 .3
Tobacco	0 .3
Construction & Engineering	0 .2
Construction Materials	0 .2
Containers & Packaging	0 .2
Diversified Consumer Services	0 .2
Professional Services	0 .2
Healthcare Technology	0 .1
Personal Products	0 .1

104.9
Liabilities in excess of other assets	(4.9)

100.0%

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.2%
Asset-Backed Securities — 1.8%
Citibank Credit Card Issuance Trust,
Ser. 2007-A8, Class A8	5.650%	09/20/19	$1,500	$1,659,930
Small Business Administration Participation Certificates,
Ser. 1996-20J, Class 1	7.200%	10/01/16	1,895	2,049,816
Ser. 1997-20A, Class 1	7.150%	01/01/17	1,239	1,361,033
Ser. 1997-20G, Class 1	6.850%	07/01/17	617	663,147
Ser. 1998-20I, Class 1	6.000%	09/01/18	1,387	1,499,351

				7,233,277

Collateralized Mortgage Obligations — 3.3%
Federal Home Loan Mortgage Corp.,
Ser. 2002-2496, Class PM	5.500%	09/15/17	2,606	2,814,433
Ser. 2002-2501, Class MC	5.500%	09/15/17	989	1,057,782
Ser. 2002-2513, Class HC	5.000%	10/15/17	2,339	2,511,320
Ser. 2002-2518, Class PV	5.500%	06/15/19	1,920	2,042,106
Federal National Mortgage Association,
Ser. 2002-18, Class PC	5.500%	04/25/17	3,105	3,273,254
Ser. 2002-57, Class ND	5.500%	09/25/17	1,078	1,151,538
Merrill Lynch Mortgage Investors, Inc.,
Ser. 2003-E, Class A1(a)	0.556%	10/25/28	107	96,649
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2004-1, Class 4A3(a)	2.781%	02/25/34	368	316,713

				13,263,795

Commercial Mortgage-Backed Securities — 6.4%
Bear Stearns Commercial Mortgage Securities, Inc.,
Ser. 2004-T16, Class A5	4.600%	02/13/46	4,200	4,322,293
Ser. 2006-PW11, Class A4(a)	5.456%	03/11/39	860	891,043
CW Capital Cobalt Ltd.,
Ser. 2007-C3, Class A3(a)	5.820%	05/15/46	1,300	1,333,584
Greenwich Capital Commercial Funding Corp.,
Ser. 2007-GG9, Class A2	5.381%	03/10/39	2,415	2,485,547
GS Mortgage Securities Corp. II,
Ser. 2007-GG10, Class A2(a)	5.778%	08/10/45	1,230	1,276,879
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Class ASB(a)	5.656%	05/12/39	1,500	1,586,739
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2007-9, Class A2	5.590%	09/12/49	3,000	3,130,963
Morgan Stanley Capital I,
Ser. 2005-IQ9, Class AAB	4.510%	07/15/56	2,407	2,472,710
Ser. 2006-IQ11, Class A4(a)	5.766%	10/15/42	2,800	2,905,606
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C25, Class A4(a)	5.740%	05/15/43	2,000	2,067,877
Ser. 2006-C27, Class A2	5.624%	07/15/45	3,000	3,109,372

				25,582,613

Corporate Bond — 0.3%
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,123,207

Mortgage-Backed Securities — 44.9%
Federal Home Loan Mortgage Corp.(a)	2.754%	05/01/34	1,015	1,049,314
Federal Home Loan Mortgage Corp.	4.000%	TBA 30 Year	2,000	1,938,438
Federal Home Loan Mortgage Corp.	4.500%	TBA 15 Year	3,500	3,629,609
Federal Home Loan Mortgage Corp.	5.000%	06/01/33 - 05/01/34	7,399	7,686,238
Federal Home Loan Mortgage Corp.	5.000%	TBA 30 Year	8,500	8,776,250
Federal Home Loan Mortgage Corp.	5.500%	05/01/37 - 05/01/38	3,392	3,587,600
Federal Home Loan Mortgage Corp.	5.500%	TBA 30 Year	3,000	3,157,500
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	468	506,949
Federal Home Loan Mortgage Corp.	6.500%	01/01/11 - 09/01/32	324	352,454
Federal Home Loan Mortgage Corp.	7.000%	08/01/11 - 10/01/32	123	133,832
Federal National Mortgage Association(a)	2.605%	07/01/33	2,854	2,938,961
Federal National Mortgage Association(a)	2.767%	06/01/34	886	912,270
Federal National Mortgage Association(a)	3.082%	04/01/34	790	817,187
Federal National Mortgage Association(a)	3.634%	04/01/34	361	372,294
Federal National Mortgage Association	4.000%	TBA 15 Year	500	507,187
Federal National Mortgage Association	4.000%	TBA 30 Year	2,000	1,938,750

Federal National Mortgage Association(a)	4.028%	08/01/33	1,849	1,906,541
Federal National Mortgage Association	4.500%	TBA 30 Year	41,500	41,590,802
Federal National Mortgage Association	5.000%	07/01/18 - 05/01/36	11,944	12,534,144
Federal National Mortgage Association	5.000%	TBA 30 Year	3,000	3,094,686
Federal National Mortgage Association	5.500%	01/01/17 - 11/01/36	27,904	29,531,452
Federal National Mortgage Association	5.500%	TBA 15 Year	4,500	4,812,889
Federal National Mortgage Association	6.000%	11/01/14 - 05/01/38	10,550	11,304,028
Federal National Mortgage Association	6.000%	TBA 30 Year	13,000	13,808,444
Federal National Mortgage Association	6.260%	03/01/11	1,103	1,132,161
Federal National Mortgage Association	6.500%	01/01/15 - 10/01/37	4,901	5,371,820
Federal National Mortgage Association	7.000%	02/01/12 - 01/01/36	981	1,090,209
Federal National Mortgage Association	7.500%	06/01/10 - 10/01/12	39	41,255
Federal National Mortgage Association	8.000%	03/01/22 - 02/01/26	30	34,942
Federal National Mortgage Association	9.000%	02/01/25 - 04/01/25	163	189,869
Government National Mortgage Association	4.500%	TBA 30 Year	3,500	3,531,182
Government National Mortgage Association	5.000%	07/15/33 - 04/15/34	2,968	3,108,741
Government National Mortgage Association	5.500%	03/15/34 - 03/15/36	2,532	2,695,098
Government National Mortgage Association	6.000%	TBA 30 Year	3,000	3,204,375
Government National Mortgage Association	6.500%	07/15/32 - 08/15/32	577	631,443
Government National Mortgage Association	7.000%	03/15/23 - 08/15/28	1,325	1,481,796
Government National Mortgage Association	7.500%	12/15/25 - 02/15/26	247	279,406
Government National Mortgage Association	8.500%	09/15/24 - 04/15/25	281	325,420

				180,005,536

Municipal Bond — 0.2%
State of Utah, Build America Bonds, Ser. D	4.554%	07/01/24	630	625,653

U.S. Government Agency Obligations — 7.5%
Federal Home Loan Banks	5.625%	06/11/21	2,015	2,220,002
Federal Home Loan Mortgage Corp.(c)	3.750%	03/27/19	1,950	1,902,291
Federal Home Loan Mortgage Corp.(c)	5.125%	11/17/17	1,270	1,390,714
Federal Home Loan Mortgage Corp.	6.750%	09/15/29	615	735,868
Federal National Mortgage Association	5.000%	05/11/17	4,370	4,748,909
Federal National Mortgage Association(c)	6.625%	11/15/30	1,230	1,469,934
Financing Corp. FICO,
Ser. 1P(d)	4.490%	05/11/18	4,000	2,801,320
Ser. 2P(d)	5.010%	11/30/17	2,940	2,115,571
Ser. 3P(d)	5.010%	11/30/17	3,640	2,619,278
Tennessee Valley Authority	4.500%	04/01/18	805	830,446
Tennessee Valley Authority	5.250%	09/15/39	870	860,324
Tennessee Valley Authority	5.500%	06/15/38	465	476,082
GMAC, Inc., FDIC Gtd. Notes	1.750%	10/30/12	4,415	4,440,541
Western Corporate Federal Credit Union, Gtd. Notes	1.750%	11/02/12	3,405	3,414,817

				30,026,097

U.S. Treasury Securities — 29.8%
U.S. Treasury Bonds	6.250%	08/15/23	9,555	11,482,425
U.S. Treasury Bonds	6.875%	08/15/25	15,000	19,169,535
U.S. Treasury Bonds	7.125%	02/15/23	630	811,913
U.S. Treasury Notes(c)	2.375%	02/28/15	11,820	11,738,797
U.S. Treasury Notes	2.375%	08/31/14	34,060	34,139,837
U.S. Treasury Notes	2.500%	03/31/15	8,497	8,473,123
U.S. Treasury Notes	3.250%	03/31/17	3,275	3,270,906
U.S. Treasury Strips Coupon(e)	4.750%	05/15/24	6,500	3,348,208
U.S. Treasury Strips Coupon(e)	4.750%	11/15/24	890	444,809
U.S. Treasury Strips Coupon(e)	4.770%	08/15/24	10,095	5,122,748
U.S. Treasury Strips Coupon(e)	4.790%	08/15/25	5,500	2,637,663
U.S. Treasury Strips Coupon(e)	5.190%	05/15/20	6,555	4,274,883
U.S. Treasury Strips Coupon(e)	5.950%	08/15/22	3,005	1,719,990
U.S. Treasury Strips Coupon(b)(e)	6.370%	11/15/23	6,000	3,191,166
U.S. Treasury Strips Coupon(e)	6.480%	02/15/24	6,500	3,398,791
U.S. Treasury Strips Coupon(e)	6.910%	05/15/25	6,000	2,912,046
U.S. Treasury Strips Principal(d)	6.070%	02/15/23	5,540	3,090,134

				119,226,974

TOTAL LONG-TERM INVESTMENTS (cost $369,027,027)				377,087,152

	Shares
SHORT-TERM INVESTMENTS — 32.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (g) (cost $52,856,631)	5,353,208	46,733,507
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $82,700,328; includes $15,052,087 of cash collateral received for securities on loan)(f)(g)	82,700,328	82,700,328

TOTAL AFFILIATED MUTUAL FUNDS (cost $135,556,959)		129,433,835

	Notional Amount (000)#
OUTSTANDING OPTIONS PURCHASED
Call Options
U.S. 2 Yr. Note Future Option, expiring 05/21/10 @ $108.50(h)	$250	56,640
U.S. Long Bond Future Option, expiring 05/21/10 @ $115.00(h)	52	115,375

TOTAL OPTIONS PURCHASED (cost $198,638)		172,015 (i)

TOTAL SHORT-TERM INVESTMENTS (cost $135,755,597)		129,605,850

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT— 126.5% (cost $504,782,624)		506,693,002

OUTSTANDING OPTION WRITTEN
Call Option
U.S. Long Bond Future Option, expiring 05/21/10 @ $118.00(h)
(premiums received $96,572)	52	(40,625)(i)

			Principal Amount (000)#
SECURITY SOLD SHORT — (0.5)%
Mortgage-Backed Security
Federal National Mortgage Association
(proceeds $2,102,500)	5.500%	TBA 30 Year	$2,000	(2,100,312)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT — 126.0% (cost $502,583,552)				504,552,065
LIABILITIES IN EXCESS OF OTHER ASSETS(j) (26.0)%				(103,972,110)

NET ASSETS — 100.0%				$400,579,955

The following abbreviations are used in portfolio descriptions:

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC Federal Deposit Insurance Corporation
FICO Financing Corporation
TBA To Be Announced

#	Principal and notional amount shown in U.S. dollars unless otherwise stated.
(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.
(b)	Security segregated as collateral for future contracts.
(c)	All or a portion of security is on loan. The aggregate market value of such securities is $44,195,260; cash collateral of $15,052,087 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(d)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2010.
(e)	Rate shown reflects the effective yield at March 31, 2010.

(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(h)	Non-income producing security.
(i)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.
(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swaps as follows:

Open futures contracts outstanding at March 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)(1)
Long Positions:
45	U.S. Treasury 10 Yr. Notes	Jun. 2010	$5,214,524	$5,231,250	$16,726
234	U.S. Treasury 5 Yr. Notes	Jun. 2010	26,913,850	26,873,438	(40,412)

					(23,686)

Short Positions:
426	U.S. Long Bond	Jun. 2010	$49,624,165	$49,469,250	$154,915
55	U.S. Treasury 2 Yr. Notes	Jun. 2010	11,929,721	11,932,422	(2,701)
10	U.S. Ultra Bond	Jun. 2010	1,191,228	1,199,688	(8,460)

					143,754

					$120,068

(1)	Amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

Interest rate swap agreements outstanding at March 31, 2010:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/(Receivable)	Unrealized Appreciation/ (Depreciation)(1)
Citibank, NA(b)	3/31/12	$52,510	1.346%	3 month LIBOR	$43,438	$—	$43,438
Citibank, NA(a)	2/28/15	20,470	2.808%	3 month LIBOR	30,731	—	30,731

					$74,169	$—	$74,169

LIBOR—London Interbank Offered Rate

(a)	Portfolio pays the floating rate and receives the fixed rate.
(b)	Portfolio pays the fixed rate and receives the floating rate.
(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$7,233,277	$—
Collateralized Mortgage Obligations	—	13,263,795	—
Commercial Mortgage-Backed Securities	—	25,582,613	—
Corporate Bond	—	1,123,207	—
Mortgage-Backed Securities	—	180,005,536	—
Municipal Bond	—	625,653	—
U.S. Government Agency Obligations	—	30,026,097	—
U.S. Treasury Securities	—	119,226,974	—
Affiliated Mutual Funds	129,433,835	—	—
Purchased Options	172,015	—	—
Written Options	(40,625)	—	—
Security Sold Short	—	(2,100,312)	—
Other Financial Instruments*
Futures	120,068	—	—
Interest Rate Swaps	—	74,169	—

Total	$129,685,293	$375,061,009	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.0%
ASSET-BACKED SECURITIES — 0.2%
Non-Residential Mortgage Backed Securities — 0.2%
Golden Knight CDO Ltd./Golden Knight CDO Corp., Ser. 2007-2A, Class B, 144A(a)	Baa2	0.641%	04/15/19	$4,000	$3,080,000
Primus CLO Ltd., Ser. 2007-2A, Class A, 144A(a)	A1	0.484%	07/15/21	483	434,621

					3,514,621

Residential Mortgage Backed Securities
Argent Securities, Inc., Ser. 2003-W8, Class M1(a)	Aa2	1.296%	12/25/33	165	128,528
Credit-Based Asset Servicing And Securitization LLC, Ser. 2007-CB1, Class AF2	Caa3	5.721%	01/25/37	600	269,508
Morgan Stanley ABS Capital I, Ser. 2007-HE6, Class A2(a)	B3	0.386%	05/25/37	100	40,720
Morgan Stanley Mortgage Loan Trust, Ser. 2006-12XS, Class A6A	B3	5.726%	10/25/36	487	267,255
Structured Asset Securities Corp., Ser. 2005-9XS, Class 2A1(a)	Baa1	0.546%	06/25/35	528	219,941

					925,952

TOTAL ASSET-BACKED SECURITIES (cost $2,523,833)					4,440,573

BANK LOANS — 6.2%
Airlines — 0.2%
United Airlines, Inc.(a)(b)	B3	2.250%	02/01/14	3,500	3,022,498

Automotive — 1.0%
Ford Motor Co.(a)(b)	Ba2	3.258%	12/15/13	20,618	19,883,495

Cable — 0.5%
Charter Communications Operating LLC, Term B, Refi.(a)(b)	Ba2	2.305%	03/06/14	911	879,200
Charter Communications Operating LLC, Term C, Refi.(a)(b)	Ba2	3.550%	09/06/16	7,398	7,192,511
CSC Holding, Term A1(a)(b)	Baa3	0.980%	02/24/12	2,395	2,337,522

					10,409,233

Capital Goods — 0.1%
Capital Safety Group Ltd.(a)(b)	B3	2.498%	07/20/15	176	155,865
Capital Safety Group Ltd.(a)(b)	B3	2.998%	07/20/16	924	817,635

					973,500

Chemicals — 0.1%
Sabic Innovative Plastic Holdings(a)(b)	Ba2	2.748%	08/29/14	2,212	2,167,377

Consumer — 0.3%
Realogy Corp.(b)	Caa3	13.500%	10/15/17	2,700	2,957,850
Realogy Corp.(b)	Caa3	13.500%	10/15/17	3,000	3,286,500

					6,244,350

Electric — 1.6%
Calpine Corp.(a)(b)	B2	3.165%	03/29/14	3,757	3,632,854
Texas Competitive Electric Holdings Co. LLC(a)(b)	B1	3.730%	10/10/14	8,955	7,336,384
Texas Competitive Electric Holdings Co. LLC(a)(b)	B1	3.730%	10/10/14	27,254	22,090,930

					33,060,168

Foods — 0.3%
OSI Restaurant Partners, Inc.(a)(b)	B3	1.643%	06/14/13	555	513,942
OSI Restaurant Partners, Inc.(a)(b)	B3	2.728%	06/14/14	5,096	4,718,756

					5,232,698

Gaming — 0.3%
Harrah’s Operating Co., Inc.(a)(b)	Caa1	3.250%	01/28/15	2,740	2,349,208
Motorcity Casino(a)(b)	B3	8.500%	07/13/12	3,403	3,343,569

					5,692,777

Healthcare & Pharmaceutical — 0.9%
Concentra, Inc.(a)(b)	B2	5.800%	06/25/15	2,113	1,891,495
Royalty Pharma Finance Trust(b)	Baa3	7.750%	05/15/15	17,481	16,913,054

					18,804,549

Retailers — 0.1%
Rite Aid Corp.(a)(b)	B3	9.632%	06/10/15	2,000	2,088,334

Technology — 0.7%
First Data Corp.(a)(b)	B1	3.000%	09/24/14	2,394	2,120,397

First Data Corp.(a)(b)	B1	3.032%	09/24/14	6,440	5,696,013
First Data Corp.(a)(b)	B1	3.032%	09/24/14	4,875	4,300,969
Spansion LLC(a)(b)	NR	7.858%	02/09/15	2,500	2,518,750

					14,636,129

Telecommunications — 0.1%
Level 3 Communications, Inc.(a)(b)	B1	11.660%	03/13/14	1,500	1,635,000

TOTAL BANK LOANS (cost $114,284,805)					123,850,108

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Adjustable Rate Mortgage Trust, Ser. 2005-7, Class 1A1(a)	B2	3.761%	10/25/35	167	87,087
American Home Mortgage Assets, Ser. 2006-1, Class 2A1(a)	Ba2	0.436%	05/25/46	48	25,294
American Home Mortgage Assets, Ser. 2006-4, Class 1A12(a)	Caa3	0.456%	10/25/46	65	32,604
American Home Mortgage Assets, Ser. 2006-5, Class A1(a)	Caa1	1.383%	11/25/46	505	236,081
American Home Mortgage Assets, Ser. 2007-3, Class 22A1	Ca	6.250%	06/25/37	225	128,542
American Home Mortgage Investment Trust, Ser. 2005-2, Class 4A1(a)	A1	5.660%	09/25/45	41	32,589
Banc of America Alternative Loan Trust, Ser. 2005-4, Class CB6(a)	Baa3	0.646%	05/25/35	100	70,375
Banc of America Funding Corp., Ser. 2006-B, Class 2A1(a)	B3	5.520%	03/20/36	265	190,014
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2005-10, Class A2(a)	BB+(c)	4.090%	10/25/35	500	443,880
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2007-3, Class 1A1(a)	CCC(c)	5.378%	05/25/47	76	53,007
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-10, Class 22AA(a)	CCC(c)	5.930%	09/25/37	156	106,222
Countrywide Alternative Loan Trust, Ser. 2006-OA17, Class 1A1A(a)	Caa1	0.435%	12/20/46	143	73,831
Countrywide Alternative Loan Trust, Ser. 2006-OA11, Class A1B(a)	Caa2	0.436%	09/25/46	79	37,434
Countrywide Alternative Loan Trust, Ser. 2006-OA9, Class 2A1A(a)	Caa3	0.450%	07/20/46	64	25,233
Countrywide Alternative Loan Trust, Ser. 2006-OA1, Class 2A1(a)	B3	0.450%	03/20/46	53	27,306
Countrywide Alternative Loan Trust, Ser. 2005-62, Class 2A1(a)	B3	1.463%	12/25/35	145	78,976
Countrywide Alternative Loan Trust, Ser. 2005-43, Class 4A3(a)	CC(c)	5.597%	10/25/35	55	28,134
Countrywide Alternative Loan Trust, Ser. 2006-HY13, Class 4A1(a)	CCC(c)	5.842%	02/25/37	69	48,282
Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-2, Class 2A1(a)	A1	0.566%	03/25/35	166	97,781
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2005- AR1, Class 2A1A(a)	Aa2	0.487%	03/19/45	21	13,123
First Horizon Alternative Mortgage Securities, Ser. 2006-FA2, Class 1A5	Caa1	6.000%	05/25/36	149	114,117
Harborview Mortgage Loan Trust, Ser. 2006-5, Class 2A1A(a)	Caa1	0.417%	07/19/46	66	34,383
Harborview Mortgage Loan Trust, Ser. 2006-1, Class 2A1A(a)	B3	0.477%	03/19/36	509	283,564
Harborview Mortgage Loan Trust, Ser. 2006-7, Class 2A1B(a)	Ca	0.487%	09/19/46	529	117,012
IndyMac Index Mortgage Loan Trust, Ser. 2006-AR12, Class A1(a)	B3	0.436%	09/25/46	56	28,908
IndyMac Index Mortgage Loan Trust, Ser. 2005-AR13, Class 4A1(a)	B3	4.204%	08/25/35	118	92,836
IndyMac Index Mortgage Loan Trust, Ser. 2005-AR15, Class A1(a)	B2	5.215%	09/25/35	111	83,899
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A97	CCC(c)	6.000%	08/25/37	154	127,795
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A96	CC(c)	6.000%	08/25/37	77	62,362
Master Adjustable Rate Mortgages Trust, Ser. 2006-OA1, Class 1A1(a)	Ba1	0.456%	04/25/46	39	20,688
Residential Accredit Loans, Inc., Ser. 2006-QO10, Class A1(a)	Caa1	0.406%	01/25/37	726	401,570
Residential Accredit Loans, Inc., Ser. 2007-QS4, Class 2A1(a)	Caa3	0.576%	03/25/37	269	103,243
Residential Accredit Loans, Inc., Ser. 2006-QA2, Class 3A1(a)	Caa3	5.500%	02/25/36	379	252,870
Residential Asset Securitization Trust, Ser. 2007-A5, Class 2A3	Caa2	6.000%	05/25/37	127	93,301
Structured Asset Mortgage Investments, Inc., Ser. 2006-AR6, Class 2A1(a)	B3	0.436%	07/25/46	70	37,088
SunTrust Alternative Loan Trust, Ser. 2006-1F, Class 3A(a)	Ca	0.596%	04/25/36	206	63,486
Thornburg Mortgage Securities Trust, Ser. 2006-5, Class A1(a)	B1	0.366%	10/25/46	101	98,272
WAMU Mortgage Pass-Through Certificates, Ser. 2007-OA2, Class 1A(a)	B3	1.171%	03/25/47	71	41,493
WAMU Mortgage Pass-Through Certificates, Ser. 2007-OA3, Class 2A1A(a)	B3	1.223%	04/25/47	71	42,935
WAMU Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 4A1(a)	CCC(c)	5.405%	02/25/37	73	51,031
WAMU Mortgage Pass-Through Certificates, Ser. 2007-HY2, Class 1A1(a)	CCC(c)	5.556%	12/25/36	73	50,791
WAMU Mortgage Pass-Through Certificates, Ser. 2006-AR12, Class 2A3(a)	CCC(c)	5.728%	10/25/36	246	188,594
WAMU Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 2A3(a)	CCC(c)	5.819%	02/25/37	65	44,919

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,251,033)					4,270,952

CORPORATE BONDS — 89.9%
Aerospace & Defense — 1.4%
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.500%	07/01/18	2,900	3,095,750
Colt Defense LLC / Colt Finance Corp., Sr. Unsec’d. Notes, 144A	B2	8.750%	11/15/17	4,325	4,335,812
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625%	03/01/17	750	740,625
Esterline Technologies Corp., Gtd. Notes	B1	7.750%	06/15/13	2,000	2,030,000

Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., Gtd. Notes(d)	Caa3	8.500%	04/01/15	2,525	1,950,563
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%	01/15/15	2,500	2,431,250
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18	3,650	3,577,000
TransDigm, Inc., Gtd. Notes, 144A	B3	7.750%	07/15/14	5,400	5,535,000
TransDigm, Inc., Gtd. Notes(d)	B3	7.750%	07/15/14	4,350	4,447,875

					28,143,875

Airlines — 0.2%
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	CCC+(c)	10.400%	03/10/11	1,000	972,500
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	CCC+(c)	10.400%	03/15/11	1,000	972,500
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	NR	10.550%	03/12/21	1,425	1,118,625
Continental Airlines, Inc., Pass-thru Certs., Ser. 981B, Class B(b)	Ba2	6.748%	03/15/17	531	511,954
Continental Airlines, Inc., Pass-thru Certs., Ser. 992B, Class B	Ba2	7.566%	03/15/20	280	265,843
Continental Airlines, Inc., Pass-thru Certs., Ser. 962A	Baa2	7.750%	07/02/14	665	666,797

					4,508,219

Automotive — 3.3%
American Axle & Manufacturing, Inc., Gtd. Notes	Caa2	7.875%	03/01/17	5,175	4,825,688
Ford Motor Co., Sr. Unsec’d. Notes(d)	B3	7.450%	07/16/31	3,250	3,071,250
Ford Motor Credit Co., Sr. Unsec’d. Notes	B1	7.250%	10/25/11	6,080	6,286,057
Ford Motor Credit Co., Sr. Unsec’d. Notes	B1	9.875%	08/10/11	2,250	2,386,312
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(d)	B1	7.500%	08/01/12	12,900	13,357,705
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.800%	06/01/12	2,540	2,634,402
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(d)	B1	8.000%	12/15/16	1,300	1,369,710
Lear Corp., Gtd. Notes	B1	8.125%	03/15/20	3,250	3,302,812
Navistar International Corp., Gtd. Notes	B1	8.250%	11/01/21	9,025	9,205,500
TRW Automotive, Inc., Gtd. Notes, 144A(d)	B3	7.250%	03/15/17	13,575	13,099,875
TRW Automotive, Inc., Sr. Notes, 144A(d)	B3	8.875%	12/01/17	3,350	3,471,437
Visteon Corp., Sr. Unsec’d. Notes (original cost $2,208,719; purchased 10/25/04-2/16/07)(b)(d)(e)(f)	NR	7.000%	03/10/14	2,595	2,491,200

					65,501,948

Banking — 1.3%
ABN AMRO North American Holding Preferred Capital Repackage Trust I, Jr. Sub. Notes, 144A(a)	Ba3	6.523%	12/29/49	3,000	2,550,000
BAC Capital Trust VI, Ltd. Gtd. Notes	Baa3	5.625%	03/08/35	1,400	1,155,948
Bank of America Corp., Jr. Sub. Notes(a)	Ba3	8.000%	12/29/49	8,330	8,499,349
BankAmerica Capital II, Ltd. Gtd. Notes, Ser. 2	Baa3	8.000%	12/15/26	1,000	1,005,000
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan), Gtd. Notes., 144A	Ba2	7.250%	05/03/17	3,500	3,447,500
HBOS PLC (United Kingdom), Sub. Notes, 144A	Ba1	6.750%	05/21/18	400	367,520
MBNA Capital A, Ltd. Gtd. Notes, Ser. A	Baa3	8.278%	12/01/26	2,750	2,770,625
Regions Financial Corp., Sub. Notes	Ba1	7.375%	12/10/37	250	217,249
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A(d)	B3	12.250%	07/15/17	6,225	6,162,750

					26,175,941

Building Materials & Construction — 1.6%
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $3,475,000; purchased 2/02/10)(f)	Ba3	7.000%	02/15/20	3,475	3,518,437
D.R. Horton, Inc., Gtd. Notes(d)	Ba3	5.625%	09/15/14	619	612,810
D.R. Horton, Inc., Gtd. Notes	Ba3	6.500%	04/15/16	900	902,250
Interline Brands, Inc., Gtd. Notes	B3	8.125%	06/15/14	4,865	5,010,950
KB Home, Gtd. Notes(d)	B1	6.375%	08/15/11	2,635	2,694,287
Lennar Corp., Gtd. Notes, Ser. B	B3	5.950%	10/17/11	5,750	5,893,750
Owens Corning, Gtd. Notes	Ba1	6.500%	12/01/16	250	264,579
Standard Pacific Corp., Gtd. Notes(d)	Caa1	7.000%	08/15/15	750	693,750
Standard Pacific Corp., Sr. Sec’d. Notes	Caa1	10.750%	09/15/16	11,025	11,727,844

					31,318,657

Cable — 4.0%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375%	03/15/13	100(g)	116
Cablevision Systems Corp., Sr. Notes, 144A	B1	8.625%	09/15/17	8,575	9,068,063
CCH II LLC / CCH II Capital Corp., Sr. Notes(d)	B2	13.500%	11/30/16	2,650	3,186,993
Cequel Communications Holdings I LLC And Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(d)	B3	8.625%	11/15/17	5,100	5,240,250
Charter Communications Operating LLC / Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	8.000%	04/30/12	1,700	1,806,250
Charter Communications Operating LLC / Charter Communications Operating Capital, Sec’d. Notes, 144A(d)	B1	8.375%	04/30/14	6,000	6,165,000
CSC Holdings, Inc., Sr. Unsec’d. Notes, Ser. B	Ba3	7.625%	04/01/11	1,475	1,539,531
CSC Holdings, Inc., Sr. Unsec’d. Notes(d)	Ba3	7.625%	07/15/18	1,850	1,933,250
CSC Holdings, Inc., Sr. Unsec’d. Notes(d)	Ba3	7.875%	02/15/18	1,300	1,365,000
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A(d)	Ba3	8.500%	06/15/15	3,075	3,259,500
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba3	8.625%	02/15/19	305	333,975

DirectTV Holdings LLC/DirectTV Financing Co., Gtd. Notes	Baa3	7.625%	05/15/16	2,600	2,912,000
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	3,140	3,198,875
Echostar DBS Corp., Gtd. Notes	Ba3	7.750%	05/31/15	25	26,125
Echostar DBS Corp., Gtd. Notes	Ba3	7.875%	09/01/19	2,425	2,522,000
Mediacom Broadband LLC/ Mediacom Broadband Corp., Sr. Unsec’d. Notes	B3	8.500%	10/15/15	1,975	2,019,437
Mediacom LLC / Mediacom Capital Corp., Sr. Notes, 144A	B3	9.125%	08/15/19	2,100	2,165,625
UPC Holding BV (Netherlands), Sr. Sec’d. Notes, 144A	B2	9.875%	04/15/18	12,100	12,705,000
UPC Germany GMBH (Germany), Sr. Sec’d. Notes, 144A	B1	8.125%	12/01/17	2,100	2,165,625
Videotron Ltee (Canada), Gtd. Notes	Ba2	6.375%	12/15/15	3,450	3,475,875
Videotron Ltee (Canada), Gtd. Notes	Ba2	6.875%	01/15/14	420	426,300
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125%	04/15/18	3,050	3,389,313
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	B1	8.375%	10/15/19	3,000	3,082,500
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	B1	9.125%	08/15/16	2,075	2,204,687
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1	B1	9.500%	08/15/16	6,150	6,718,875

					80,910,165

Capital Goods — 7.7%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	4,845	4,699,650
ALH Finance LLC/ ALH Finance Corp., Gtd. Notes(d)	Caa1	8.500%	01/15/13	10,350	10,350,000
Altra Holdings, Inc., Sr. Sec’d. Notes, 144A	B1	8.125%	12/01/16	1,000	1,016,250
Amsted Industries, Inc., Sr. Notes, 144A	B1	8.125%	03/15/18	4,550	4,550,000
Aquilex Holdings LLC/Aquilex Finance Corp., Sr. Notes, 144A	B3	11.125%	12/15/16	3,300	3,547,500
Ashtead Capital, Inc., Sec’d. Notes, 144A(d)	B2	9.000%	08/15/16	9,840	9,963,000
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A(d)	B2	8.625%	08/01/15	5,325	5,325,000
Blount, Inc., Gtd. Notes	B2	8.875%	08/01/12	9,790	9,900,137
Brunswick Corp., Sr. Sec’d. Notes, 144A	Ba3	11.250%	11/01/16	2,200	2,502,500
Citic Resources Finance 2007 Ltd., Gtd. Notes, 144A	Ba3	6.750%	05/15/14	25	25,500
Columbus McKinnon Corp., Gtd. Notes	B1	8.875%	11/01/13	7,300	7,464,250
JohnsonDiversey Holdings, Inc., Gtd. Notes, 144A	B3	8.250%	11/15/19	4,715	4,880,025
JohnsonDiversey Holdings, Inc., Sr. Notes, 144A	Caa1	10.500%	05/15/20	6,900	7,521,000
Hertz Corp., Gtd. Notes	B2	8.875%	01/01/14	12,057	12,388,568
Overseas Shipholding Group, Inc., Sr. Unsec’d. Notes(d)	Ba3	8.125%	03/30/18	5,275	5,235,437
RBS Global, Inc. / Rexnord LLC, Gtd. Notes(d)	Caa3	11.750%	08/01/16	1,100	1,179,750
RBS Global, Inc. and Rexnord Corp., Gtd. Notes	Caa2	9.500%	08/01/14	8,780	9,131,200
RSC Equipment Rental, Inc., Gtd. Notes(d)	Caa2	9.500%	12/01/14	11,070	10,959,300
RSC Equipment Rental, Inc., Sr. Sec’d. Notes, 144A	B1	10.000%	07/15/17	3,050	3,233,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Notes, 144A(d)	Caa2	10.250%	11/15/19	2,425	2,431,063
SPX Corp., Sr. Unsec’d. Notes	Ba2	7.625%	12/15/14	10,280	10,755,450
Stena AB (Sweden), Sr. Unsec’d. Notes	Ba2	7.000%	12/01/16	250	239,375
Stena AB (Sweden), Sr. Unsec’d. Notes	Ba2	7.500%	11/01/13	8,836	9,056,900
Terex Corp., Sr. Sub. Notes(d)	Caa1	8.000%	11/15/17	10,025	9,749,313
Trimas Corp., Sr. Sec’d. Notes, 144A	Caa1	9.750%	12/15/17	2,625	2,716,875
United Rentals North America, Inc., Gtd. Notes	B3	10.875%	06/15/16	6,400	6,960,000

					155,781,043

Chemicals — 1.7%
Huntsman International LLC, Sr. Sub. Notes, 144A(d)	B3	8.625%	03/15/20	3,400	3,417,000
Invista, Sr. Unsec’d. Notes, 144A (original cost $8,589,250; purchased 7/09/09-8/13/09)(b)(f)	Ba3	9.250%	05/01/12	8,800	8,910,000
Koppers, Inc., Gtd. Notes, 144A	B1	7.875%	12/01/19	4,075	4,197,250
LBI Escrow Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000%	11/01/17	5,550	5,758,125
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	B1	8.375%	11/01/16	7,050	7,243,875
Solutia, Inc., Gtd. Notes	B2	7.875%	03/15/20	4,025	4,075,313

					33,601,563

Consumer — 2.3%
Geo Group, Inc. (The), Gtd. Notes, 144A	B1	7.750%	10/15/17	3,300	3,366,000
Mac-Gray Corp., Gtd. Notes	B3	7.625%	08/15/15	4,775	4,685,469
Mobile Mini, Inc., Gtd. Notes	B2	6.875%	05/01/15	3,732	3,480,090
Realogy Corp., Gtd. Notes	Ca	10.500%	04/15/14	20,660	17,819,250
Realogy Corp., Gtd. Notes, PIK	Ca	11.000%	04/15/14	464	405,803
Realogy Corp., Gtd. Notes	Ca	12.375%	04/15/15	4,500	3,273,750
Revlon Consumer Products Corp., Sec’d. Notes, 144A	B3	9.750%	11/15/15	750	774,375
Service Corp. International, Sr. Unsec’d. Notes	B1	6.750%	04/01/16	1,740	1,705,200
Service Corp. International, Sr. Unsec’d. Notes	B1	7.000%	06/15/17	3,448	3,379,040
Service Corp. International, Sr. Unsec’d. Notes	B1	7.875%	02/01/13	2,650	2,663,250
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.250%	02/15/13	5,350	5,269,750

					46,821,977

Electric — 5.2%
AES Corp., Sr. Sec’d. Notes, 144A(d)	Ba3	8.750%	05/15/13	1,592	1,615,880
AES Corp., Sr. Unsec’d. Notes(d)	B1	7.750%	03/01/14	4,335	4,432,537
AES Corp., Sr. Unsec’d. Notes	B1	7.750%	10/15/15	3,365	3,423,887

AES Corp., Sr. Unsec’d. Notes	B1	8.000%	10/15/17	3,375	3,425,625
AES Corp., Sr. Unsec’d. Notes	B1	8.000%	06/01/20	700	697,375
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A	Ba1	9.000%	01/02/17	5,675	5,845,351
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-B	Ba1	9.670%	01/02/29	2,000	2,167,500
AES Red Oak LLC, Sr. Sec’d. Notes, Ser. A (original cost $1,715,270; purchased 3/03/09)(b)(f)	B1	8.540%	11/30/19	1,744	1,783,154
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	6.550%	07/17/17	3,350	3,456,409
Dynegy Roseton/Danskammer, Pass-thru Certs., Ser. A	B2	7.270%	11/08/10	371	372,606
Dynegy Roseton/Danskammer, Pass-thru Certs., Ser. B	B2	7.670%	11/08/16	9,568	9,298,948
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.750%	10/15/19	1,361	1,347,390
Energy Future Holdings Corp., Sr. Sec’d. Notes, 144A	Caa3	10.000%	01/15/20	1,650	1,720,125
Energy Future Intermediate Holding Co. LLC, Sr. Sec’d. Notes	B+(c)	9.750%	10/15/19	594	588,060
Homer City Funding LLC, Sr. Sec’d. Notes	Ba2	8.734%	10/01/26	1,431	1,374,048
Midwest Generation LLC, Pass-thru Certs., Ser. B	Ba1	8.560%	01/02/16	2,685	2,748,527
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300%	05/01/11	6,135	6,303,713
Mirant Americas Generation LLC, Sr. Unsec’d. Notes(d)	B3	8.500%	10/01/21	3,850	3,619,000
Mirant Corp., Sr. Notes, 144A(b)	NR	7.400%	07/15/49	1,825	1,825
Mirant Mid Atlantic LLC, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	173	178,505
Mirant Mid Atlantic LLC, Pass-thru Certs., Ser. B	Ba1	9.125%	06/30/17	3,824	4,063,113
Mirant North America LLC, Gtd. Notes(d)	B1	7.375%	12/31/13	5,050	5,037,375
Nevada Power Co., Genl. Ref. Mtge., Ser. A	Baa3	8.250%	06/01/11	1,675	1,797,168
North American Energy Alliance LLC / North American Energy Alliance Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,447,124; purchased 9/22/09)(f)	Ba3	10.875%	06/01/16	4,550	4,845,750
NRG Energy, Inc., Gtd. Notes	B1	7.250%	02/01/14	5,510	5,551,325
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	8,945	8,877,913
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	925	915,750
NSG Holdings LLC / NSG Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.750%	12/15/25	800	720,000
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.000%	05/01/10	8,501	8,528,001
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(b)	Ba1	9.237%	07/02/17	2,326	2,488,421
Sithe/Independence Funding Corp., Sr. Sec’d. Notes, Ser. A (original cost $5,700,728; purchased 12/22/08-12/18/09)(b)(f)	Ba2	9.000%	12/30/13	6,119	6,319,793

					103,545,074

Energy - Other — 6.2%
Cie Generale de Geophysique-Veritas (France), Gtd. Notes(d)	Ba3	7.750%	05/15/17	2,150	2,150,000
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	9.500%	05/15/16	4,825	5,162,750
Compagnie Generale De Geophysique Veritas (France), Gtd. Notes	Ba3	7.500%	05/15/15	2,530	2,536,325
Denbury Resources, Inc., Gtd. Notes	B1	8.250%	02/15/20	645	683,700
Denbury Resources, Inc., Gtd. Notes(d)	B1	9.750%	03/01/16	4,050	4,455,000
Forest Oil Corp., Gtd. Notes	B1	7.250%	06/15/19	5,750	5,778,750
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	9,500	10,212,500
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	2,425	2,467,437
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%	05/15/18	2,200	2,233,000
OPTI Canada, Inc. (Canada), Sr. Sec’d. Notes	Caa3	7.875%	12/15/14	17,175	16,058,625
OPTI Canada, Inc. (Canada), Sr. Sec’d. Notes	Caa3	8.250%	12/15/14	5,855	5,503,700
Parker Drilling Co., Sr. Notes, 144A	B1	9.125%	04/01/18	2,475	2,533,781
PetroHawk Energy Corp., Gtd. Notes(d)	B3	7.875%	06/01/15	6,125	6,239,844
PetroHawk Energy Corp., Gtd. Notes	B3	9.125%	07/15/13	3,650	3,809,688
Petroplus Finance Ltd. (Bermuda), Sec’d. Notes, 144A	B2	7.000%	05/01/17	4,225	3,633,500
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(d)	B2	6.750%	05/01/14	12,150	10,935,000
Pioneer Natural Resources Co., Gtd. Notes	Ba1	5.875%	07/15/16	1,950	1,918,936
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.650%	03/15/17	9,965	9,962,808
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	2,240	2,238,748
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	7.500%	01/15/20	5,000	5,144,485
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%	06/01/18	1,500	1,515,000
Plains Exploration & Production Co., Gtd. Notes	B1	7.750%	06/15/15	2,145	2,174,494
Plains Exploration & Production Co., Gtd. Notes(d)	B1	10.000%	03/01/16	1,800	1,989,000
Range Resources Corp., Gtd. Notes	Ba3	7.500%	05/15/16	4,100	4,223,000
SandRidge Energy, Inc., Gtd. Notes, 144A(d)	B3	8.000%	06/01/18	9,800	9,310,000
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	8.750%	01/15/20	1,325	1,291,875

					124,161,946

Foods — 2.6%
Albertson’s, Inc., Unsec’d. Notes	Ba3	8.350%	05/01/10	1,975	1,980,018
Aramark Corp., Gtd. Notes(d)	B3	8.500%	02/01/15	5,065	5,178,962
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	500	508,750
Del Monte Corp., Gtd. Notes, 144A	Ba3	7.500%	10/15/19	4,850	5,086,438
Ingles Markets, Inc., Sr. Unsec’d. Notes(d)	B1	8.875%	05/15/17	7,600	7,942,000
Landry’s Restaurants, Inc., Sr. Sec’d. Notes, 144A	B3	11.625%	12/01/15	5,235	5,627,625
Smithfield Foods, Inc., Sr. Sec’d. Notes, 144A	Ba3	10.000%	07/15/14	3,540	3,947,100

Stater Brothers Holdings, Gtd. Notes	B2	7.750%	04/15/15	500	505,000
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	1,600	1,608,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	Ba3	7.500%	05/15/12	400	426,000
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	7.500%	11/15/14	200	203,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	Ba3	8.000%	05/01/16	9,450	9,568,125
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	4,150	4,461,250
Tyson Foods, Inc., Gtd. Notes	Ba3	10.500%	03/01/14	3,650	4,334,375

					51,376,643

Gaming — 3.5%
CCM Merger, Inc., Notes, 144A (original cost $16,581,875; purchased 7/14/05-11/20/09)(d)(f)	Caa3	8.000%	08/01/13	18,220	15,851,400
Downstream Development Authority of The Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A (original cost $1,413,750; purchased 9/27/07)(b)(f)	Caa1	12.000%	10/15/15	1,450	1,319,500
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(d)	CCC-(c)	10.000%	12/15/18	4,813	3,982,758
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(d)	CCC-(c)	10.000%	12/15/18	8,079	6,685,372
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(d)	Caa1	11.250%	06/01/17	1,000	1,077,500
MGM Mirage, Gtd. Notes(d)	Caa1	6.750%	09/01/12	875	826,875
MGM Mirage, Gtd. Notes	Caa1	8.500%	09/15/10	2,400	2,415,000
MGM Mirage, Sr. Sec’d. Notes, 144A	B1	9.000%	03/15/20	4,600	4,738,000
MGM Mirage, Sr. Sec’d. Notes, 144A(d)	B1	10.375%	05/15/14	1,915	2,111,287
MGM Mirage, Sr. Sec’d. Notes, 144A(d)	B1	11.125%	11/15/17	1,145	1,288,125
MGM Mirage, Sr. Sec’d. Notes(d)	B1	13.000%	11/15/13	9,785	11,399,525
MGM Mirage, Sr. Unsec’d. Notes, 144A	Caa1	11.375%	03/01/18	1,150	1,109,750
Peninsula Gaming LLC, Sr. Sec’d. Notes, 144A	Ba2	8.375%	08/15/15	2,000	1,995,000
Peninsula Gaming LLC, Sr. Unsec’d. Notes, 144A	B3	10.750%	08/15/17	6,725	6,422,375
Penn National Gaming, Inc., Sr. Sub. Notes, 144A	B1	8.750%	08/15/19	1,625	1,649,375
Pinnacle Entertainment, Inc., Sr. Notes, 144A(d)	B2	8.625%	08/01/17	2,300	2,248,250
Pokagon Gaming Authority, Sr. Notes, 144A (original cost $1,656,000; purchased 11/13/08)(b)(f)	B2	10.375%	06/15/14	1,800	1,890,000
Scientific Games International, Inc., Gtd. Notes, 144A	B1	9.250%	06/15/19	1,925	2,042,906
Station Casinos, Inc., Sr. Sub. Notes(e)	D(c)	6.500%	02/01/14	3,650	4,563
Station Casinos, Inc., Sr. Sub. Notes(e)	D(c)	6.625%	03/15/18	2,200	2,750
Station Casinos, Inc., Sr. Unsec’d. Notes(e)	D(c)	6.000%	04/01/12	2,251	151,966
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., First Mtge. Bonds, Ser. EXCH	Ba3	6.625%	12/01/14	350	349,125
Yonkers Racing Corp., Sr. Sec’d. Notes, 144A (original cost $1,148,318; purchased 7/13/09-1/22/10)(b)(f)	B1	11.375%	07/15/16	1,125	1,215,000

					70,776,402

Healthcare & Pharmaceutical — 11.9%
Accellent, Inc., Gtd. Notes(d)	Caa2	10.500%	12/01/13	21,683	22,008,245
Accellent, Inc., Sr. Sec’d. Notes, 144A	B1	8.375%	02/01/17	2,150	2,182,250
Alliance Healthcare Services, Inc., Sr. Notes, 144A	B3	8.000%	12/01/16	7,950	7,393,500
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A (original cost $11,260,296; purchased 5/21/09-7/28/09)(b)(d)(f)	Ba2	11.250%	11/01/14	11,535	12,544,313
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A (original cost $6,190,669; purchased 8/10/09-12/03/09)(b)(d)(f)	B1	12.375%	11/01/14	6,200	6,789,000
Biomet, Inc., Gtd. Notes(d)	B3	10.000%	10/15/17	3,225	3,555,562
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%	10/15/17	9,675	10,642,500
Biomet, Inc., Gtd. Notes(d)	Caa1	11.625%	10/15/17	15,410	17,259,200
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba2	8.000%	09/15/16	900	958,500
Bioscrip, Inc., Sr. Unsec’d. Notes, 144A	B3	10.250%	10/01/15	2,075	2,111,313
Columbia/HCA Healthcare Corp., Sr. Unsec’d. Notes	Caa1	7.500%	12/15/23	600	549,000
Columbia/HCA Healthcare Corp., Sr. Unsec’d. Notes, MTN	Caa1	9.000%	12/15/14	4,365	4,419,562
Community Health Systems, Inc., Gtd. Notes(d)	B3	8.875%	07/15/15	7,895	8,171,325
FMC Finance III SA (Luxembourg), Gtd. Notes	Ba2	6.875%	07/15/17	1,500	1,560,000
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	6,470	6,878,419
HCA, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.875%	02/15/20	800	837,500
HCA, Inc., Sr. Sec’d. Notes, PIK	B2	9.625%	11/15/16	12,100	12,962,125
HCA, Inc., Sr. Unsec’d. Notes	Caa1	5.750%	03/15/14	3,660	3,454,125
HCA, Inc., Sr. Unsec’d. Notes(d)	Caa1	8.750%	09/01/10	3,208	3,272,160
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.000%	04/01/14	5,625	5,610,937
Omega Healthcare Investors, Inc., Gtd. Notes(d)	Ba3	7.000%	01/15/16	5,255	5,255,000
Omega Healthcare Investors, Inc., Gtd. Notes, 144A(d)	Ba3	7.500%	02/15/20	825	833,250
Psychiatric Solutions, Inc., Gtd. Notes, Ser. 1(d)	B3	7.750%	07/15/15	8,075	8,226,406
Psychiatric Solutions, Inc., Sr. Sub. Notes, 144A	B3	7.750%	07/15/15	2,325	2,368,594
Radnet, Inc., Sr. Notes, 144A	Caa1	10.375%	04/01/18	9,800	9,670,640
Res-Care, Inc., Gtd. Notes	B1	7.750%	10/15/13	12,585	12,647,925
Select Medical Corp., Gtd. Notes	B3	7.625%	02/01/15	7,200	6,858,000
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	7.875%	04/15/15	3,125	3,148,437

Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625%	01/15/12	13,191	13,718,640
Skilled Healthcare Group, Inc., Gtd. Notes	B3	11.000%	01/15/14	9,394	9,887,185
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%	04/15/15	11,125	11,430,938
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $6,468,500; purchased 6/21/07-6/29/09)(b)(f)	Caa1	10.000%	07/15/17	7,750	7,711,250
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Baa3	6.750%	04/01/17	825	847,025
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Baa3	7.125%	06/01/15	245	254,247
Viant Holdings, Inc., Gtd. Notes, 144A (original cost $10,848,144; purchased 6/28/07-12/17/08)(f)	Caa1	10.125%	07/15/17	13,732	13,697,670

					239,714,743

Healthcare Insurance — 0.4%
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.950%	03/15/17	7,675	7,324,137

Life Insurance — 0.6%
American International Group, Inc., Jr. Sub.Debs.(a)	Ba2	8.175%	05/15/58	1,200	1,014,000
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.050%	10/01/15	2,200	2,043,105
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.600%	10/18/16	9,920	9,233,238

					12,290,343

Lodging — 1.0%
Felcor Lodging LP, Sr. Sec’d. Notes(d)	B2	10.000%	10/01/14	8,200	8,446,000
Gwr Operating Partnership LLP, First Mtge. Bonds, 144A	B3	10.875%	04/01/17	3,325	3,241,875
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	2,500	2,481,250
Host Hotels & Resorts LP, Gtd. Notes	BB+(c)	6.875%	11/01/14	1,090	1,100,900
Host Hotels & Resorts LP, Gtd. Notes	Ba1	7.125%	11/01/13	1,215	1,236,262
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(d)	Ba3	11.875%	07/15/15	1,350	1,589,625
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	25	27,062
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(d)	Ba1	7.875%	10/15/14	3,775	4,086,438

					22,209,412

Media & Entertainment — 4.7%
AMC Entertainment, Inc., Gtd. Notes(d)	Caa1	8.000%	03/01/14	675	679,219
AMC Entertainment, Inc., Gtd. Notes	Caa1	11.000%	02/01/16	2,465	2,646,794
Clear Channel Communications, Inc., Gtd. Notes(d)	Ca	10.750%	08/01/16	6,400	5,008,000
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	4.900%	05/15/15	7,400	4,218,000
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(d)	Ca	5.500%	09/15/14	6,935	4,403,725
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.750%	01/15/13	4,725	3,650,063
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(d)	Ca	6.250%	03/15/11	6,000	5,805,000
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	6.875%	06/15/18	625	318,750
CMP Susquehanna Corp., Gtd. Notes	Ca	9.875%	05/15/14	2,550	879,750
Intelsat Jackson Holdings SA (Bermuda), Gtd. Notes, 144A(d)	B3	8.500%	11/01/19	6,125	6,431,250
Intelsat Luxembourg SA (Bermuda), Gtd. Notes	Caa3	11.250%	02/04/17	18,000	19,035,000
Intelsat SA (Luxembourg), Sr. Unsec’d. Notes(d)	Caa3	7.625%	04/15/12	1,000	1,020,000
Intelsat Subsidiary Holding Co. Ltd. (Bermuda), Gtd. Notes	B3	8.875%	01/15/15	2,300	2,374,750
LIN Television Corp., Gtd. Notes(d)	B3	6.500%	05/15/13	1,895	1,866,575
Medianews Group, Inc., Sr. Sub. Notes(e)	NR	6.375%	04/01/14	625	69
Medianews Group, Inc., Sr. Sub. Notes(e)	NR	6.875%	10/01/13	1,375	151
Morris Publishing Group LLC, Sec’d. Notes	NR	10.000%	09/01/14	377	348,770
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B2	7.750%	03/15/16	2,555	2,586,937
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B2	7.750%	03/15/16	1,550	1,569,375
Rainbow National Services LLC, Gtd. Notes, 144A	Ba3	8.750%	09/01/12	825	838,406
Rainbow National Services LLC, Gtd. Notes, 144A	B1	10.375%	09/01/14	205	216,019
Salem Communications Corp., Sr. Sec’d. Notes	B2	9.625%	12/15/16	4,000	4,180,000
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	B2	9.250%	11/01/17	5,200	5,473,000
Sitel LLC/Sitel Finance Corp., Sr. Unsec’d. Notes, 144A	Caa2	11.500%	04/01/18	590	594,425
Universal City Development Partners Ltd., Sr. Notes, 144A (original cost $1,779,750; purchased 10/28/09)(f)	B3	8.875%	11/15/15	1,800	1,813,500
Universal City Development Partners Ltd., Sr. Sub. Notes, 144A (original cost $1,136,154; purchased 10/27/09)(f)	B3	10.875%	11/15/16	1,150	1,201,750
Univision Communications, Inc., Gtd. Notes, PIK, 144A(d)	Caa2	9.750%	03/15/15	11,005	9,491,386
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.500%	06/15/16	6,775	7,240,781

					93,891,445

Metals — 2.7%
AK Steel Corp., Gtd. Notes	Ba3	7.750%	06/15/12	6,800	6,834,000
Aleris International, Inc., Gtd. Notes, PIK(e)	D(c)	9.000%	12/15/14	2,200	19,250
Arch Coal, Inc., Gtd. Notes, 144A(d)	B1	8.750%	08/01/16	2,625	2,775,938
Century Aluminum Co., Sr. Sec’d. Notes	B(c)	8.000%	05/15/14	5,133	5,094,125
Consol Energy, Inc., Gtd. Notes, 144A	B1	8.000%	04/01/17	5,550	5,702,625
Consol Energy, Inc., Gtd. Notes, 144A	B1	8.250%	04/01/20	1,750	1,798,125
FMG Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	B2	10.000%	09/01/13	3,425	3,686,156
FMG Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	B2	10.625%	09/01/16	1,775	2,045,688
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	1,945	2,163,813

Ispat Inland ULC (Canada), Gtd. Notes	Baa3	9.750%	04/01/14	1,123	1,159,497
Metals USA, Inc., Sr. Sec’d. Notes	Caa1	11.125%	12/01/15	2,920	3,066,000
Ryerson, Inc., Sr. Sec’d. Notes	Caa1	12.000%	11/01/15	2,345	2,462,250
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Ba1	9.750%	05/15/14	8,750	10,368,750
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Ba1	10.250%	05/15/16	1,225	1,457,750
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes(d)	Ba1	10.750%	05/15/19	4,500	5,512,500
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.000%	02/01/18	800	788,000

					54,934,467

Non-Captive Finance — 4.5%
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN	B2	5.375%	10/01/12	5,250	4,938,906
American General Finance Corp., Sr. Unsec’d. Notes, MTN	B2	6.900%	12/15/17	12,200	10,686,090
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.000%	05/01/14	731	691,167
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.000%	05/01/17	3,557	3,280,952
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.000%	05/01/16	12,944	11,940,831
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.000%	05/01/13	488	474,186
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.000%	05/01/15	731	682,025
GMAC, Inc., Gtd. Notes	B3	6.625%	05/15/12	4,625	4,671,250
GMAC, Inc., Gtd. Notes, Ser. 8	B3	6.750%	12/01/14	4,825	4,800,875
GMAC, Inc., Gtd. Notes	B3	6.875%	09/15/11	4,200	4,268,250
GMAC, Inc., Gtd. Notes, 144A	B3	8.000%	03/15/20	4,000	4,100,000
GMAC, Inc., Notes(d)	B3	6.875%	08/28/12	4,925	4,992,719
HSBC Finance Capital Trust IX, Ltd. Gtd. Notes(a)	Baa1	5.911%	11/30/35	100	88,500
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	B1	4.750%	01/13/12	2,500	2,441,763
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.450%	03/24/11	1,250	1,251,356
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN(d)	B1	5.750%	06/15/11	3,270	3,286,635
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	B1	6.375%	03/25/13	4,600	4,495,382
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.625%	09/15/15	10,090	10,314,573
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.750%	03/15/17	8,000	8,184,264
Jet Equipment Trust, Ser. 94-A, 144A(b)	NR	10.000%	06/15/12	119	90,150
Jet Equipment Trust, Sr. Unsec’d. Notes, Ser. 95-B, 144A(e)	NR	7.630%	08/15/12	11	6,558
SLM Corp., Sr. Notes, MTN	Ba1	8.000%	03/25/20	4,400	4,284,540

					89,970,972

Packaging — 2.5%
Berry Plastics Holding Corp., Sec’d. Notes(a)	Caa1	4.132%	09/15/14	2,025	1,751,625
Berry Plastics Holding Corp., Sec’d. Notes(d)	Caa1	8.875%	09/15/14	6,750	6,589,687
BWAY Corp., Gtd. Notes, 144A	B3	10.000%	04/15/14	3,725	4,004,375
Crown Americas LLC/Crown Americas Capital Corp, Gtd. Notes	B1	7.625%	11/15/13	1,676	1,726,280
Exopack Holding Corp., Gtd. Notes	B3	11.250%	02/01/14	9,015	9,398,138
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes, 144A(d)	Caa1	8.250%	01/01/17	3,550	3,576,625
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes(d)	Caa1	9.875%	10/15/14	3,150	3,268,125
Greif, Inc. Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	4,140	4,202,100
Owens Brockway Glass Container, Inc., Gtd. Notes	Ba3	8.250%	05/15/13	3,825	3,872,813
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $2,050,000; purchased 12/02/05)(b)(f)	B3	8.500%	12/15/15	2,000	2,050,000
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $1,993,876; purchased 7/23/09)(b)(d)(f)	B3	10.625%	08/15/19	2,040	2,269,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A(d)	B1	7.750%	10/15/16	7,600	7,809,000

					50,518,268

Paper — 2.3%
Appleton Papers, Inc., Sr. Sec’d. Notes, 144A(d)	B1	10.500%	06/15/15	2,385	2,373,075
Cascades, Inc. (Canada), Gtd. Notes, 144A	Ba3	7.875%	01/15/20	2,625	2,638,125
Cascades, Inc. (Canada), Sr. Notes, 144A(d)	Ba3	7.750%	12/15/17	5,250	5,289,375
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B1	11.500%	06/01/14	6,290	7,013,350
Domtar Corp., Gtd. Notes, Ser. GLOB	Ba3	7.125%	08/15/15	3,050	3,172,000
Domtar Corp., Sr. Unsec’d. Notes	Ba3	10.750%	06/01/17	2,425	2,946,375
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $335,986; purchased 3/12/08)(f)	Ba2	7.000%	01/15/15	350	362,250
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $442,680; purchased 12/31/06-7/18/08)(d)(f)	Ba2	7.125%	01/15/17	476	495,040
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $5,001,090; purchased 4/20/09)(d)(f)	Ba2	8.250%	05/01/16	5,200	5,668,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	8.125%	05/15/11	200	210,000
Glatfelter, Sr. Notes, 144A	Ba2	7.125%	05/01/16	2,350	2,308,875
Graphic Packaging International, Inc., Gtd. Notes	B3	9.500%	06/15/17	2,525	2,695,437
NewPage Corp., Sec’d. Notes(d)	Caa2	10.000%	05/01/12	10,350	7,180,313
NewPage Corp., Sr. Sec’d. Notes(d)	B2	11.375%	12/31/14	2,425	2,412,875
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	845	921,050

Verso Paper Holdings LLC, Gtd. Notes, Ser. B	Caa1	11.375%	08/01/16	50	43,625

					45,729,765

Pipelines & Other — 0.9%
AmeriGas Partners LP/ AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125%	05/20/16	2,225	2,247,250
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B2	8.625%	06/15/20	3,300	3,300,000
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Gtd. Notes, Ser. B	B1	8.750%	04/15/18	2,000	2,052,500
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	07/15/11	2,490	2,600,128
Targa Resources Partners LP, Gtd. Notes	B2	8.250%	07/01/16	3,725	3,808,812
Targa Resources Partners LP, Gtd. Notes, 144A(d)	B2	11.250%	07/15/17	4,475	5,034,375

					19,043,065

Retailers — 2.2%
GameStop Corp. / Gamestop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	2,700	2,801,250
Federated Retail Holdings, Inc. Gtd. Notes	Ba2	5.900%	12/01/16	500	498,750
Neiman Marcus Group, Inc., Gtd. Notes, PIK(d)	Caa2	9.000%	10/15/15	5,741	5,855,519
Neiman Marcus Group, Inc., Gtd. Notes(d)	Caa3	10.375%	10/15/15	1,795	1,853,337
Pantry, Inc., Gtd. Notes	Caa1	7.750%	02/15/14	5,850	5,674,500
QVC, Inc., Sr. Sec’d. Notes, 144A(d)	Ba2	7.125%	04/15/17	3,510	3,531,938
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	3,525	3,542,625
Rite Aid Corp., Gtd. Notes(d)	Caa3	9.500%	06/15/17	4,350	3,654,000
Rite Aid Corp., Sr. Sec’d. Notes(d)	Caa2	7.500%	03/01/17	6,015	5,578,913
Rite Aid Corp., Sr. Sec’d. Notes(d)	Caa2	10.375%	07/15/16	2,410	2,548,575
Susser Holdings LLC, Gtd. Notes	B3	10.625%	12/15/13	4,700	4,888,000
Toys “R” US Property Co. LLC, Sr. Sec’d. Notes, 144A	Ba2	8.500%	12/01/17	3,450	3,579,375

					44,006,782

Technology — 10.4%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A(d)	B2	8.125%	12/15/17	11,275	11,613,250
Avago Technologies Finance Pte/Avago Technologies US/Avago Technologies Wireless (Singapore), Gtd. Notes	Ba3	11.875%	12/01/15	900	1,005,750
Avaya, Inc., Gtd. Notes	Caa2	9.750%	11/01/15	23,200	22,620,000
DuPont Fabros Technology LP, Gtd. Notes, 144A	Ba2	8.500%	12/15/17	3,675	3,785,250
Eastman Kodak Co., Sec’d. Notes, 144A	Ba3	9.750%	03/01/18	3,675	3,638,250
First Data Corp., Gtd. Notes(d)	Caa1	9.875%	09/24/15	11,420	9,849,750
Freescale Semiconductor, Inc., Gtd. Notes(d)	Caa2	8.875%	12/15/14	10,100	9,645,500
GXS Worldwide, Inc., Sr. Sec’d. Notes, 144A(d)	B2	9.750%	06/15/15	7,925	7,627,812
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%	07/01/16	8,961	9,610,672
Nortel Networks Ltd. (Canada), Gtd. Notes(e)	NR	10.125%	07/15/13	3,050	2,440,000
NXP BV / NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, Ser. EXcH	C	7.875%	10/15/14	14,450	14,088,750
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba3	6.375%	10/01/11	8,400	8,694,000
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Ba1	10.000%	05/01/14	5,925	6,710,063
Sensata Technologies BV (Netherlands), Gtd. Notes	Caa1	8.000%	05/01/14	35,706	36,866,445
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	4,840	4,719,000
STATS ChipPAC Ltd. (Singapore), Gtd. Notes	Ba1	6.750%	11/15/11	6,360	6,304,350
SunGard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	2,080	2,132,000
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	13,050	13,718,812
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	14,925	16,268,250
Terremark Worldwide, Inc., Sr. Sec’d. Notes, 144A	B2	12.250%	06/15/17	1,525	1,753,750
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba3	12.750%	10/15/14	5,050	5,889,563
Unisys Corp., Sr. Sec’d. Notes, 144A(d)	Ba3	14.250%	09/15/15	4,500	5,366,250
Unisys Corp., Sr. Unsec’d. Notes	Caa1	12.500%	01/15/16	3,750	4,153,125

					208,500,592

Telecommunications — 4.8%
Cincinnati Bell, Inc., Gtd. Notes(d)	B2	8.750%	03/15/18	3,850	3,883,688
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	Caa1	12.000%	12/01/15	4,000	4,070,000
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(d)	Caa1	12.000%	12/01/15	22,005	22,445,100
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14	900	940,500
GCI, Inc., Sr. Unsec’d. Notes, 144A(d)	B2	8.625%	11/15/19	2,250	2,292,187
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)(e)	NR	8.765%	05/01/13	4,550	125,125
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)(e)	NR	12.500%	05/01/15	1,950	195
ITC Deltacom, Inc., Sr. Sec’d. Notes, 144A	B3	10.500%	04/01/16	3,450	3,437,062
Level 3 Financing, Inc., Gtd. Notes, 144A	Caa1	10.000%	02/01/18	1,675	1,599,625
New Communications Holdings, Inc., Sr. Notes, 144A	Ba2	8.250%	04/15/17	2,875	2,925,313
New Communications Holdings, Inc., Sr. Notes, 144A	Ba2	8.500%	04/15/20	2,875	2,896,563
New Communications Holdings, Inc., Sr. Notes, 144A	Ba2	8.750%	04/15/22	5,375	5,375,000
Nextel Communications, Inc., Gtd. Notes, Ser. E	Ba2	6.875%	10/31/13	1,250	1,218,750
Northwestern Bell Telephone, Sr. Unsec’d. Notes	Ba1	7.750%	05/01/30	750	684,375

Qwest Capital Funding, Inc., Gtd. Notes	B1	7.250%	02/15/11	500	517,500
Qwest Communications International, Inc., Gtd. Notes, 144A	Ba3	7.125%	04/01/18	3,200	3,304,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.500%	10/01/14	415	453,387
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625%	06/15/15	3,444	3,762,570
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%	09/01/11	25	26,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.375%	05/01/16	2,525	2,840,625
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	750	821,250
SBA Telecommunications, Inc., Gtd. Notes, 144A(d)	Ba2	8.000%	08/15/16	1,335	1,405,087
SBA Telecommunications, Inc., Gtd. Notes, 144A(d)	Ba2	8.250%	08/15/19	1,335	1,421,775
Sprint Capital Corp., Gtd. Notes	Ba3	6.875%	11/15/28	1,500	1,207,500
Sprint Capital Corp., Gtd. Notes	Ba3	6.900%	05/01/19	1,575	1,441,125
Sprint Capital Corp., Gtd. Notes(d)	Ba3	7.625%	01/30/11	2,770	2,849,638
Sprint Capital Corp., Gtd. Notes	Ba3	8.375%	03/15/12	2,400	2,496,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	6.000%	12/01/16	2,970	2,680,425
Sprint Nextel Corp., Sr. Unsec’d. Notes(d)	Ba3	8.375%	08/15/17	1,800	1,809,000
Sprint Nextel Corp., Unsec’d. Notes(a)(d)	Ba3	0.688%	06/28/10	2,250	2,241,994
tw telecom Holdings, Inc., Sr. Notes, 144A	B2	8.000%	03/01/18	1,795	1,835,388
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B2	11.750%	07/15/17	6,300	6,961,500
Windstream Corp., Gtd. Notes	Ba3	7.875%	11/01/17	890	876,650
Windstream Corp., Gtd. Notes	Ba3	8.625%	08/01/16	5,220	5,337,450

					96,182,847

TOTAL CORPORATE BONDS (cost $1,696,952,416)					1,806,940,291

MUNICIPAL BOND — 0.1%
Oakland Calif. Uni. Sch. Dist. Alameda Cnty., BABs (cost $1,100,000)	Baa1	9.500%	08/01/34	1,100	1,118,744

				Shares
COMMON STOCKS — 0.4%
Cable
Adelphia Recovery Trust(b)(h)				500,000	500

Consumer
ICON Fitness Corp.(h)				18,093	181

Electric
Mirant Corp.(h)				2,240	24,326

Media & Entertainment — 0.3%
DEX One Corp.(h)				182,428	5,093,390
Virgin Media, Inc.				8,521	147,072

					5,240,462

Pipelines & Other
SemGroup Corp. (Class A Stock)(h)				3,493	100,773

Technology — 0.1%
Xerox Corp.				137,561	1,341,220

Telecommunications
Netia SA (Poland)(h)				238,168	423,543

TOTAL COMMON STOCKS (cost $27,554,143)					7,131,005

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC (original cost $0; purchased 7/28/05)(b)(f)(h)				3,000	708,000

Cable
Adelphia Communications Corp., PIK, 13.00%(b)(h)				5,000	5
PTV, Inc., Ser. A, 10.00%(h)				13	1

					6

TOTAL PREFERRED STOCKS (cost $4,765)					708,006

		Expiration Date	Units
WARRANT(b)(h)
Pipelines & Other
SemGroup Corp. (cost $206,535)		11/30/14	3,676	$25,953	(m)

TOTAL LONG-TERM INVESTMENTS (cost $1,846,877,530)				1,948,485,632

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS — 17.4%
U.S. GOVERNMENT TREASURY SECURITY
United States Treasury Bill (cost $386,000)(i)	0.198%	4/01/10	386	385,999

			Shares
AFFILIATED MUTUAL FUNDS — 17.4%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(j)			501,989	4,382,364
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund
(cost $344,624,920; includes $297,352,767 of cash collateral received for securities on loan)(j)(k)			344,624,920	344,624,920

TOTAL AFFILIATED MUTUAL FUNDS (cost $349,402,509)				349,007,284

TOTAL SHORT-TERM INVESTMENTS (cost $349,788,509)				349,393,283

TOTAL INVESTMENTS(l) — 114.4% (cost $2,196,666,039)				2,297,878,915
LIABILITIES IN EXCESS OF OTHER ASSETS(n) (14.4)%				(288,395,373)

NET ASSETS — 100.0%				$2,009,483,542

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind

#	Principal amount shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard & Poor’s Rating.
(d)	All or a portion of security is on loan. The aggregate market value of such securities is $289,179,567; cash collateral of $297,352,767 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $94,443,179. The aggregate value of $103,454,507 is approximately 5.1% of net assets.
(g)	Amount is actual; not rounded to thousands.
(h)	Non-income producing security.
(i)	Rate quoted represents yield-to-maturity as of purchase date.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	As of March 31, 2010, six securities representing $736,464 and 0.04% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(m)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2010.
(n)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on credit default swap agreements as follows:

Credit default swap agreements outstanding at March 31, 2010:

Counterparty	Termination Date	Notional Amount (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(5)
Buy Protection(1):
Goldman Sachs International	12/20/2011	$5,750	1.000%	Lennar Corp., 6.500%, 4/15/16	$63,861	$181,846	$(117,985)
JPMorgan Chase Bank	6/20/2013	5,000	6.650%	Tenet Healthcare Corp., 7.375%, 2/01/13	(420,662)	—	(420,662)
JPMorgan Chase Bank	12/20/2013	4,000	3.900%	JC Penney Co., Inc., 6.375%, 10/15/36	(389,148)	1,430	(390,578)
Goldman Sachs International	6/20/2019	2,500	5.000%	Sprint Nextel Corp., 6.000%, 12/01/16	(79,900)	(12,451)	(67,449)
Barclays Bank PLC	6/20/2019	2,500	5.000%	Sprint Nextel Corp., 6.000%, 12/01/16	(79,899)	(34,383)	(45,516)

					$(905,748)	$136,442	$(1,042,190)

Counterparty	Termination Date	Implied Credit Spread at March 31, 2010(3)	Notional Amount (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit default swaps on corporate issues-Sell Protection(2)
Deutsche Bank AG	12/20/2014	5.134%	9,000	5.000%	Ford Motor Co., 6.500%, 8/01/18	(34,086)	(1,175,000)	1,140,914
Goldman Sachs International	3/20/2016	5.809%	3,150	4.100%	NRG Energy, Inc., 7.250%, 2/01/14	(241,487)	—	(241,487)

						$(275,573)	$(1,175,000)	$899,427

The Portfolio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$3,514,621	$—
Residential Mortgage-Backed Securities	—	925,952	—
Bank Loans	—	123,850,108	—
Collateralized Mortgage Obligations	—	4,270,952	—
Corporate Bonds	—	1,806,938,466	1,825
Municipal Bond	—	1,118,744	—
Common Stocks	7,130,324	—	681
Preferred Stocks	1	—	708,005
Warrant	—	25,953
U.S. Government Treasury Security	—	385,999	—
Affiliated Mutual Funds	349,007,284	—	—
Other Financial Instruments*
Credit Default Swaps	—	(142,763)	—

Total	$356,137,609	$1,940,888,032	$710,511

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio’s use of significant unobservable inputs (Level 3) in determining the value of investments was immaterial to the Portfolio.

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Beverages — 2.1%
PepsiCo, Inc.	116,700	$7,720,872

Biotechnology — 2.2%
Gilead Sciences, Inc.(a)	183,100	8,327,388

Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	44,400	7,575,972

Chemicals — 2.4%
Dow Chemical Co. (The)	297,500	8,797,075

Commercial Services & Supplies — 2.6%
Waste Management, Inc.	278,500	9,588,755

Communications Equipment — 2.1%
Juniper Networks, Inc.(a)	255,900	7,851,012

Computers & Peripherals — 8.5%
Apple, Inc.(a)	54,110	12,712,062
Hewlett-Packard Co.	188,300	10,008,145
NetApp, Inc.(a)	272,200	8,862,832

		31,583,039

Consumer Finance — 0.4%
SLM Corp.(a)(b)	129,500	1,621,340

Diversified Consumer Services — 2.7%
H&R Block, Inc.	572,100	10,183,380

Diversified Financial Services — 0.3%
JPMorgan Chase & Co.	26,500	1,185,875

Energy Equipment & Services — 2.5%
Schlumberger Ltd.	146,500	9,296,890

Food & Staples Retailing — 2.5%
Kroger Co. (The)	428,600	9,283,476

Food Products — 4.8%
Bunge Ltd.(b)	152,500	9,398,575
ConAgra Foods, Inc.	337,700	8,466,139

		17,864,714

Healthcare Equipment & Supplies — 4.5%
Alcon, Inc.	46,400	7,496,384
Baxter International, Inc.	158,400	9,218,880

		16,715,264

Healthcare Providers & Services — 2.7%
Medco Health Solutions, Inc.(a)	155,000	10,006,800

Internet & Catalog Retail — 2.0%
Amazon.com, Inc.(a)	55,500	7,533,015

Internet Software & Services — 4.1%
Google, Inc. (Class A Stock)(a)	15,200	8,618,552
IAC/InterActiveCorp(a)	289,800	6,590,052

		15,208,604

IT Services — 4.8%
Mastercard, Inc. (Class A Stock)(b)	35,700	9,067,800
Visa, Inc. (Class A Stock)	97,500	8,875,425

		17,943,225

Media — 2.8%
Liberty Global, Inc., Ser. C(a)	357,700	10,333,953

Metals & Mining — 4.8%
Freeport-McMoRan Copper & Gold, Inc.	96,700	8,078,318
Newmont Mining Corp.	194,400	9,900,792

		17,979,110

Multi-Utilities — 2.5%
Sempra Energy	188,200	9,391,180

Oil, Gas & Consumable Fuels — 13.2%
Anadarko Petroleum Corp.	152,300	11,092,009
Canadian Natural Resources Ltd.	126,200	9,343,848
Occidental Petroleum Corp.	100,300	8,479,362
Petroleo Brasileiro SA (Brazil), ADR(b)	227,300	10,112,577
Southwestern Energy Co.(a)	245,300	9,988,616

		49,016,412

Pharmaceuticals — 4.2%
Sanofi-Aventis SA (France), ADR(b)	254,800	9,519,328
Teva Pharmaceutical Industries Ltd. (Israel), ADR	99,900	6,301,692

		15,821,020

Road & Rail — 2.4%
Union Pacific Corp.	119,800	8,781,340

Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.(a)	1,059,000	9,816,930

Software — 7.6%
Adobe Systems, Inc.(a)	257,700	9,114,849
CA, Inc.	406,800	9,547,596
Symantec Corp.(a)	570,400	9,651,168

		28,313,613

Specialty Retail — 1.8%
Staples, Inc.	283,800	6,638,082

Wireless Telecommunication Services — 2.1%
NII Holdings, Inc.(a)	190,800	7,948,728

TOTAL LONG-TERM INVESTMENTS (cost $284,720,427)		362,327,064

SHORT-TERM INVESTMENT — 6.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund
(cost $24,577,548; includes $15,561,620 of cash collateral received for securities on loan)(c)(d)	24,577,548	24,577,548

TOTAL INVESTMENTS — 103.8% (cost $309,297,975)		386,904,612
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(14,217,257)

NET ASSETS — 100.0%		$372,687,355

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $15,242,108; cash collateral of $15,561,620 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$362,327,064	$—	$—
Affiliated Money Market Mutual Fund	24,577,548	—	—

Total	$386,904,612	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Aerospace & Defense — 4.0%
Boeing Co. (The)	224,880	$16,328,537
Precision Castparts Corp.	156,860	19,875,731
United Technologies Corp.	239,289	17,614,063

		53,818,331

Auto Components — 1.2%
Johnson Controls, Inc.	487,400	16,079,326

Biotechnology — 4.3%
Celgene Corp.(a)	345,900	21,431,964
Gilead Sciences, Inc.(a)	581,200	26,432,976
Vertex Pharmaceuticals, Inc.(a)(b)	215,400	8,803,398

		56,668,338

Capital Markets — 4.8%
Charles Schwab Corp. (The)(b)	1,080,400	20,192,676
Goldman Sachs Group, Inc. (The)	175,800	29,996,754
Morgan Stanley	454,700	13,318,163

		63,507,593

Chemicals — 1.4%
Monsanto Co.	82,500	5,892,150
Praxair, Inc.(b)	147,200	12,217,600

		18,109,750

Communications Equipment — 5.6%
Cisco Systems, Inc.(a)	1,165,900	30,348,377
Juniper Networks, Inc.(a)(b)	733,100	22,491,508
QUALCOMM, Inc.	526,800	22,120,332

		74,960,217

Computers & Peripherals — 10.0%
Apple, Inc.(a)	290,637	68,279,350
Hewlett-Packard Co.	758,500	40,314,275
NetApp, Inc.(a)	745,100	24,260,456

		132,854,081

Diversified Financial Services — 1.7%
JPMorgan Chase & Co.	491,000	21,972,250

Electronic Equipment & Instruments — 1.0%
Agilent Technologies, Inc.(a)(b)	385,710	13,264,567

Energy Equipment & Services — 2.9%
Schlumberger Ltd.(b)	617,520	39,187,819

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	319,000	19,047,490
Whole Foods Market, Inc.(a)	111,500	4,030,725

		23,078,215

Food Products — 2.5%
Kraft Foods, Inc. (Class A Stock)	436,500	13,199,760
Mead Johnson Nutrition Co.	112,200	5,837,766
Unilever PLC (United Kingdom)	464,100	13,627,629

		32,665,155

Healthcare Equipment & Supplies — 3.6%
Alcon, Inc.	129,600	20,938,176
Baxter International, Inc.	473,500	27,557,700

		48,495,876

Healthcare Providers & Services — 3.8%
Express Scripts, Inc.(a)	133,700	13,605,312
Medco Health Solutions, Inc.(a)	568,700	36,715,272

		50,320,584

Hotels Restaurants & Leisure — 1.7%
Marriott International, Inc. (Class A Stock)(b)	534,643	16,851,947
Starbucks Corp.(a)	248,700	6,035,949

		22,887,896

Household Products — 1.4%
Colgate-Palmolive Co.	214,900	18,322,374

Internet & Catalog Retail — 4.0%
Amazon.com, Inc.(a)	388,000	52,663,240

Internet Software & Services — 5.7%
Baidu, Inc. (China), ADR(a)	21,169	12,637,893
Google, Inc. (Class A Stock)(a)	93,592	53,067,600
Tencent Holdings Ltd. (China)	495,800	9,948,886

		75,654,379

IT Services — 5.9%
Mastercard, Inc. (Class A Stock)(b)	150,500	38,227,000
Visa, Inc. (Class A Stock)	445,500	40,553,865

		78,780,865

Life Sciences Tools & Services — 0.6%
Illumina, Inc.(a)(b)	212,200	8,254,580

Machinery — 0.9%
Cummins, Inc.	193,210	11,969,360

Media — 2.4%
Walt Disney Co. (The)	901,909	31,485,643

Multiline Retail — 2.1%
Dollar General Corp.(a)	263,182	6,645,346
Target Corp.	396,000	20,829,600

		27,474,946

Oil, Gas & Consumable Fuels — 3.4%
Occidental Petroleum Corp.	394,300	33,334,122
Southwestern Energy Co.(a)	298,500	12,154,920

		45,489,042

Pharmaceuticals — 5.6%
Mylan, Inc.(a)(b)	570,600	12,958,326
Novartis AG (Switzerland), ADR(b)	115,700	6,259,370
Roche Holding AG (Switzerland), ADR	306,700	12,427,484
Shire PLC (Ireland), ADR	240,570	15,867,997
Teva Pharmaceutical Industries Ltd. (Israel), ADR	434,300	27,395,644

		74,908,821

Road & Rail — 1.4%
Union Pacific Corp.	257,800	18,896,740

Semiconductors & Semiconductor Equipment — 1.8%
Cree, Inc.(a)(b)	6,275	440,631
Intel Corp.	1,064,300	23,691,318

		24,131,949

Software — 7.7%
Adobe Systems, Inc.(a)	889,100	31,447,467
Microsoft Corp.	1,577,000	46,158,790
Salesforce.com, Inc.(a)(b)	242,940	18,086,883
VMware, Inc. (Class A Stock)(a)	125,700	6,699,810

		102,392,950

Specialty Retail — 2.7%
Home Depot, Inc.(b)	378,700	12,250,945
Staples, Inc.(b)	550,300	12,871,517
Tiffany & Co.	216,413	10,277,453

		35,399,915

Textiles, Apparel & Luxury Goods — 3.2%
Coach, Inc.	279,980	11,064,810
NIKE, Inc. (Class B Stock)(b)	419,480	30,831,780

		41,896,590

TOTAL LONG-TERM INVESTMENTS (cost $913,435,617)		1,315,591,392

	Shares
SHORT-TERM INVESTMENT — 12.8%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $170,655,917; includes $169,405,146 of cash collateral received for securities on loan)(c)(d)	170,655,917	170,655,917

TOTAL INVESTMENTS — 111.8% (cost $1,084,091,534)		1,486,247,309
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.8)%		(156,913,991)

NET ASSETS — 100.0%		$1,329,333,318

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $164,418,653; cash collateral of $169,405,146 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,315,591,392	$—	$—
Affiliated Money Market Mutual Fund	170,655,917	—	—

	1,486,247,309	—	—
Other Financial Instruments*	—	—	—

Total	$1,486,247,309	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit — 25.4%
Banco Bilbao Vizcaya Argentaria SA	0.255%	04/12/10	$4,500	$4,499,966
Banco Bilbao Vizcaya Argentaria SA	0.225%	04/12/10	35,000	35,000,053
Bank of America NA, Sr. Unsec’d. Notes, M.T.N.(a)	0.270%	04/22/10	9,000	9,000,000
Bank of Tokyo Mitsubishi UFJ Ltd.	0.190%	04/19/10	6,000	6,000,000
Bank of Tokyo Mitsubishi UFJ Ltd.	0.210%	05/04/10	34,000	34,000,000
BNP Paribas	0.240%	05/20/10	50,000	50,000,000
JP Morgan Chase Bank NA	0.190%	05/13/10	25,000	25,000,000
Royal Bank of Scotland(a)	0.837%	07/19/10	10,000	10,000,000
State Street Bank & Trust Co.	0.220%	04/19/10	25,000	25,000,000
Sumitomo Mitsui Banking Corp./New York	0.220%	04/22/10	30,000	30,000,000
UBS AG	0.210%	05/14/10	50,000	50,000,000

				278,500,019

Commercial Paper — 44.7%
Banco Bilbao Vizcaya Argentaria SA, 144A(b)	0.300%	06/08/10	9,500	9,494,617
BPCE SA, 144A(b)	0.245%	05/13/10	60,000	59,982,850
CBA (Delaware) Finance(b)	0.200%	05/07/10	9,000	8,998,200
GDF Suez, 144A(b)	0.180%	04/23/10	28,500	28,496,865
Intesa Funding LLC(b)	0.200%	05/06/10	25,000	24,995,139
Nordea North America(b)	0.195%	04/30/10	15,000	14,997,644
Nordea North America(b)	0.190%	05/03/10	35,000	34,994,089
Old Line Funding LLC, 144A(b)	0.190%	04/08/10	10,000	9,999,630
Old Line Funding LLC, 144A(b)	0.170%	04/12/10	12,000	11,999,377
Old Line Funding LLC, 144A(b)	0.180%	04/15/10	26,000	25,998,203
Prudential PLC, 144A(b)	0.200%	05/05/10	7,000	6,998,678
Rabobank USA Financial Corp(b)	0.200%	06/02/10	50,000	49,982,778
Societe Generale North America Inc(b)	0.220%	04/01/10	32,000	32,000,000
Standard Chartered Bank, 144A(b)	0.250%	04/15/10	50,000	49,995,139
Straight-A Funding LLC, 144A(b)	0.160%	04/19/10	13,000	12,998,960
Straight-A Funding LLC, 144A(b)	0.170%	04/20/10	3,000	2,999,731
Straight-A Funding LLC, 144A(b)	0.170%	04/22/10	15,000	14,998,512
Straight-A Funding LLC, 144A(b)	0.190%	05/17/10	29,000	28,992,959
Total Capital Canada Ltd, 144A(b)	0.180%	04/14/10	8,000	7,999,480
Total Capital Canada Ltd, 144A(b)	0.180%	04/15/10	27,000	26,998,110
Toyota Motor Credit Corp(b)	0.180%	04/19/10	11,000	10,999,010
Unicredit Delaware Inc, 144A(b)	0.250%	05/04/10	14,000	13,996,792

				488,916,763

Other Corporate Obligations — 7.8%
Bank of America NA, FDIC Gtd. Notes(a)	0.299%	04/29/10	30,000	30,000,000
Bank of America NA, Sr. Unsec’d. Notes(a)	0.260%	04/12/10	6,000	6,000,000
Bank of America NA, Sr. Notes(a)	0.347%	04/27/10	20,000	20,000,000
Citigroup Funding, Inc., FDIC Gtd. Notes, M.T.N.(a)	0.349%	04/30/10	25,000	25,000,000
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A, M.T.N. (original cost $5,013,725; purchased 01/06/10)(a)(c)	1.034%	06/25/10	5,000	5,007,071

				86,007,071

U.S. Government Agencies — 21.4%
Federal Home Loan Bank(b)	0.140%	04/07/10	11,000	10,999,743
Federal Home Loan Bank(b)	0.145%	04/16/10	11,000	10,999,335
Federal Home Loan Bank(b)	0.150%	05/14/10	50,000	49,991,042
Federal Home Loan Bank	0.400%	01/04/11	5,000	4,999,413
Federal Home Loan Bank	0.375%	01/06/11	6,000	5,998,631
Federal Home Loan Bank(a)	0.145%	04/20/11	15,000	14,994,040
Federal Home Loan Mortgage Corp(a)	0.232%	05/24/10	60,000	59,995,312
Federal Home Loan Mortgage Corp(b)	0.403%	01/10/11	21,143	21,075,782
Federal National Mortgage Association(b)	0.145%	04/28/10	25,000	24,997,281
Federal National Mortgage Association(a)	0.199%	05/05/10	30,000	29,996,407

				234,046,986

Repurchase Agreement — 0.7%
Banc of America Bank of America Securities, LLC 0.040% dated 3/31/10, due 4/1/10 in the amount of $7,539,008 (cost $7,539,000; the value of collateral including accrued interest was $7,689,780)(d)	7,539	7,539,000

TOTAL INVESTMENTS — 100.0% (amortized cost $1,095,009,839)		1,095,009,839
LIABILITIES IN EXCESS OF OTHER ASSETS		(186,998)

NET ASSETS — 100.0%		$1,094,822,841

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Company
M.T.N.	Medium Term Note

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $5,013,725. The aggregate value of $5,007,071 is approximately 0.5% of net assets.
(d)	Repurchase Agreements are collateralized by FDIC guaranteed issuances.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$278,500,019	$—
Commercial Paper	—	488,916,763	—
Other Corporate Obligations	—	86,007,071	—
Repurchase Agreement	—	7,539,000	—
U.S. Government Agencies	—	234,046,986	—

Total	$—	$1,095,009,839	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS

A2

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 99.1%
	Shares	Value
COMMON STOCKS — 99.1%
Chemicals — 0.8%
Potash Corp. of Saskatchewan, Inc.	75,100	$8,963,185

Electrical Equipment — 0.5%
Yingli Green Energy Holding Co. Ltd. (China), ADR(a)(b)	456,500	5,815,810

Energy Equipment & Services — 16.3%
Cameron International Corp.(b)	537,000	23,015,820
Complete Production Services, Inc.(b)	261,400	3,019,170
Dresser-Rand Group, Inc.(b)	174,800	5,492,216
DRIL-QUIP, Inc.(a)(b)	228,200	13,883,688
FMC Technologies, Inc.(a)(b)	222,900	14,406,027
Halliburton Co.	832,000	25,068,160
Helmerich & Payne, Inc.	249,900	9,516,192
Integra Group Holdings, GDR(b)	749,950	2,257,349
Nabors Industries Ltd.(b)	107,600	2,112,188
National-Oilwell Varco, Inc.	423,800	17,197,804
Noble Corp.	443,000	18,526,260
OSX Brasil SA (Brazil), 144A(b)	16,500	6,504,156
Schlumberger Ltd.	327,300	20,770,458
Superior Energy Services, Inc.(b)	204,300	4,294,386
Tenaris SA (Luxembourg), ADR(a)	335,700	14,414,958
Transocean Ltd.(b)	30,200	2,608,676
Weatherford International Ltd.(a)(b)	311,700	4,943,562

		188,031,070

Food Products — 0.1%
Agrenco Ltd. (Brazil), 144A (original cost $6,760,840; purchased 10/24/07)(b)(c)(d)	1,166,700	1,516,805

Gas Utilities — 1.0%
EQT Corp.	294,000	12,054,000

Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc.(b)	314,500	6,573,050

Metals & Mining — 33.5%
African Rainbow Minerals Ltd. (South Africa)	305,350	8,036,045
Agnico-Eagle Mines Ltd.	190,500	10,605,135
Alcoa, Inc.	440,400	6,271,296
ArcelorMittal(a)	26,800	1,176,788
AXMIN, Inc. (Canada)(b)	1,556,200	114,916
BHP Billiton Ltd. (Australia), ADR(a)	210,500	16,907,360
Century Aluminum Co.(a)(b)	513,000	7,058,880
Cia de Minas Buenaventura SA (Peru), ADR	461,300	14,286,461

Cliffs Natural Resources, Inc.(a)	323,000	22,916,850
Eldorado Gold Corp. (Canada)(b)	1,398,400	16,976,588
European Goldfields Ltd. (Canada)(b)	924,800	6,364,744
First Quantum Minerals Ltd. (Canada)	237,200	19,517,357
First Uranium Corp. (South Africa), 144A(b)	400,000	515,926
First Uranium Corp. (South Africa)(b)	61,100	78,808
FNX Mining Co., Inc. (Canada), 144A(b)	56,300	752,219
FNX Mining Co., Inc. (Canada)(b)	116,300	1,553,873
Freeport-McMoRan Copper & Gold, Inc.	322,219	26,918,175
Fronteer Development Group, Inc.(b)	443,500	2,284,025
Gabriel Resources Ltd. (Canada)(b)	871,100	3,610,822
Gold Reserve, Inc.(b)	121,100	131,999
Gold Reserve, Inc.(b)	124,300	133,399
Goldcorp, Inc.	403,777	15,028,580
Hecla Mining Co.(a)(b)	1,359,800	7,438,106

Highland Gold Mining Ltd. (United Kingdom)(b)	195,600	388,837
Impala Platinum Holdings Ltd. (South Africa), ADR	462,100	13,470,215
Kinross Gold Corp.	834,400	14,259,896
Lihir Gold Ltd. (Papua New Guinea), ADR	457,400	12,880,384
MMX Mineracao e Metalicos SA (Brazil)(b)	787,400	5,946,401
MMX Mineracao e Metalicos SA (Brazil)(b)	440,351	3,327,982
Nevsun Resources Ltd. (Canada)(b)	1,000,400	2,974,655
Newcrest Mining Ltd. (Australia)	469,178	14,130,363
Newmont Mining Corp.	289,300	14,734,049
Northern Dynasty Minerals Ltd.(b)	345,300	3,311,427
Pan American Silver Corp. (Canada)	120,258	2,768,308
Pan American Silver Corp.	325,600	7,537,640
Platmin Ltd. (South Africa), 144A (original cost $1,102,975; purchased 11/27/07)(b)(c)(d)	129,100	174,142
Randgold Resources Ltd. (Jersey Islands), ADR(a)	205,000	15,750,150
Rio Tinto PLC (United Kingdom), ADR	59,600	14,109,108
Seabridge Gold, Inc.(a)(b)	124,500	3,032,820
SEMAFO, Inc. (Canada), 144A(b)	2,385,200	13,292,209
Silver Wheaton Corp.(a)(b)	624,300	9,789,024
Southern Copper Corp.	217,900	6,900,893
Sterlite Industries India Ltd. (India), ADR	875,800	16,298,638
Vale SA (Brazil), ADR(a)	691,300	22,252,947
Western Areas NL (Australia)	358,700	1,787,345

		387,795,785

Oil, Gas & Consumable Fuels — 45.8%
Advantage Oil & Gas Ltd. (Canada)(b)	332,000	2,248,964
Alpha Natural Resources, Inc.(a)(b)	408,300	20,370,087
Anadarko Petroleum Corp.	257,300	18,739,159
Apache Corp.	221,800	22,512,700
Atlas Energy, Inc.	111,300	3,463,656
Bankers Petroleum Ltd. (Canada)(b)	731,400	6,596,390
BG Group PLC (United Kingdom)	946,500	16,381,123
BPI Energy Holdings, Inc.(b)	2,800,000	17,080
Cabot Oil & Gas Corp.	428,300	15,761,440
Cairn Energy PLC (United Kingdom)(b)	3,429,100	21,699,212
Cameco Corp. (Canada)	495,100	13,556,571
Canadian Natural Resources Ltd.	257,200	19,043,088
Cobalt International Energy, Inc.(b)	330,000	4,488,000
Concho Resources, Inc.(b)	324,100	16,321,676
Devon Energy Corp.	35,000	2,255,050
EOG Resources, Inc.	188,200	17,491,308
Forest Oil Corp.(b)	111,100	2,868,602
Hess Corp.	216,100	13,517,055
Linc Energy Ltd. (Australia), 144A(b)	1,587,500	2,359,967
Newfield Exploration Co.(b)	327,400	17,041,170
Noble Energy, Inc.	213,000	15,549,000
Occidental Petroleum Corp.	321,000	27,137,340
OGX Petroleo e Gas Participacoes SA (Brazil)	2,245,000	21,006,439
Oil Search Ltd. (Papua New Guinea)	1,033,514	5,652,489
OPTI Canada, Inc. (Canada)(b)	508,148	1,030,655
Pacific Rubiales Energy Corp. (Canada)(b)	1,034,900	20,103,950
Petrohawk Energy Corp.(b)	633,400	12,845,352
Petroleo Brasileiro SA (Brazil), ADR(a)	470,700	20,941,443
Range Resources Corp.	216,350	10,140,325
Reliance Industries Ltd. (India), GDR, 144A	270,400	13,033,280
Rosetta Resources, Inc.(b)	174,000	4,097,700
SandRidge Energy, Inc.(a)(b)	956,000	7,361,200
Sasol Ltd. (South Africa), ADR(a)	450,900	18,608,643
Southwestern Energy Co.(b)	676,900	27,563,368
Suncor Energy, Inc.	348,900	11,353,206

Sunoco, Inc.	197,100	5,855,841
Talisman Energy, Inc.	903,100	15,406,886
Trident Resources Corp. (Canada), Private Placement (original cost $4,402,178; purchased 12/04/03)(b)(c)(d)(e)	412,657	—
Ultra Petroleum Corp.(b)	383,700	17,891,931
UTS Energy Corp. (Canada)(b)	487,500	1,166,371
Whiting Petroleum Corp.(b)	161,900	13,087,996
Woodside Petroleum Ltd. (Australia)	310,086	13,345,416
XTO Energy, Inc.	74,200	3,500,756
Zodiac Exploration Corp. (Canada), Private Placement (original cost $3,757,486; purchased 8/08/08)(b)(c)(d)	8,000,000	6,222,143

		529,634,028

Transportation Infrastructure — 0.5%
LLX Logistica SA (Brazil)(b)	1,186,962	5,613,265

TOTAL COMMON STOCKS (cost $792,283,436)		1,145,996,998

	Principal Amount (000)#
CORPORATE BOND
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, due 8/12/12 (cost $16,948,177; purchased 8/20/07-8/31/09)(b)(c)(d)(e)	CAD 18,026	—

	Units
WARRANTS(b)(j)
Metals & Mining
Crystallex International Corp. Warrant (Canada), Private Placement, expiring 11/4/14 (original cost $0; purchased 2/08/08)(c)(d)	221,350	—

Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/1/15 (original cost $0; purchased 8/20/07)(c)(d)(e)	1,455,868	—
Zodiac Exploration Corp. (Canada), Private Placement, expiring 2/10/12 (original cost $0; purchased 8/08/08)(c)(d)	8,000,000	—	(f)

		—

TOTAL WARRANTS (cost $0)		—

TOTAL LONG-TERM INVESTMENTS (cost $809,231,613)		1,145,996,998

	Shares
SHORT-TERM INVESTMENT — 12.9%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $149,691,580; includes $137,984,582 of cash collateral received for securities on loan)(g)(h)	149,691,580	149,691,580

TOTAL INVESTMENTS(i) — 112.0% (cost $958,923,193)		1,295,688,578

LIABILITIES IN EXCESS OF OTHER ASSETS — (12.0)%		(138,351,443)

NET ASSETS — 100.0%		$1,157,337,135

The following abbreviations are used in Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of

1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt
CAD	Canadian Dollar
GDR	Global Depositary Receipt

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $134,351,561; cash collateral of $137,984,582 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Indicates illiquid securities.
(d)	Indicates a security restricted to resale; The aggregate cost of such securities is $32,971,656. The aggregate value of $7,913,090 is approximately 0.7% of net assets.
(e)	The issuer has filed for bankruptcy, and has defaulted in the payment of interest on the debt instrument. The security has been fair valued at zero.
(f)	Less than $0.50.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(i)	As of March 31, 2010, 7 securities representing $7,738,948 and 0.7% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(j)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,138,258,050	$—	$7,738,948
Corporate Bond	—	—	—
Warrants	—	—	—	(a)
Affiliated Money Market Mutual Fund	149,691,580	—	—

Total	$1,287,949,630	$—	$7,738,948

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)	Less than $0.50.

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio’s use of significant unobservable inputs (Level 3) in determining the value of investments was immaterial to the Portfolio.

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%

	Shares	Value
COMMON STOCKS
Aerospace & Defense — 2.9%
AAR Corp.(a)(b)	47,205	$1,171,628
Aerovironment, Inc.(a)(b)	18,000	469,980
American Science & Engineering, Inc.	10,953	820,599
Applied Signal Technology, Inc.	16,036	313,985
Ceradyne, Inc.(b)	30,769	698,149
Cubic Corp.	18,849	678,564
Curtiss-Wright Corp.	55,570	1,933,836
Esterline Technologies Corp.(b)	36,135	1,786,153
GenCorp, Inc.(b)	61,381	353,555
Moog, Inc. (Class A Stock)(b)	55,015	1,948,631
Orbital Sciences Corp.(a)(b)	69,048	1,312,602
Stanley, Inc.(b)	19,553	553,154
Teledyne Technologies, Inc.(b)	43,926	1,812,826
Triumph Group, Inc.	20,267	1,420,514

		15,274,176

Air Freight & Logistics — 0.4%
Forward Air Corp.	35,116	923,551
HUB Group, Inc. (Class A Stock)(b)	46,210	1,292,956

		2,216,507

Airlines — 0.4%
Allegiant Travel Co. (Class A Stock)(a)(b)	18,368	1,062,772
SkyWest, Inc.	67,868	969,155

		2,031,927

Auto Components — 0.3%
Drew Industries, Inc.(a)(b)	22,865	503,487
Spartan Motors, Inc.	39,810	222,936
Standard Motor Products, Inc.	22,158	219,808
Superior Industries International, Inc.	28,074	451,430

		1,397,661

Automobiles — 0.1%
Winnebago Industries(b)	35,139	513,381

Beverages — 0.1%
Boston Beer Co., Inc. (Class A Stock)(b)	12,299	642,746

Biotechnology — 1.2%
ArQule, Inc.(b)	34,148	196,692
Cubist Pharmaceuticals, Inc.(a)(b)	70,286	1,584,246
Emergent Biosolutions, Inc.(b)	20,121	337,832
Martek Biosciences Corp.(a)(b)	40,309	907,356
Regeneron Pharmaceuticals, Inc.(a)(b)	78,112	2,069,187
Savient Pharmaceuticals, Inc.(a)(b)	81,153	1,172,661

		6,267,974

Building Products — 1.0%
AAON, Inc.	15,217	344,209
Apogee Enterprises, Inc.	33,906	536,054
Gibraltar Industries, Inc.(b)	36,620	461,778
Griffon Corp.(b)	53,450	665,987
NCI Building Systems, Inc.(b)	21,760	240,230
Quanex Building Products Corp.	45,836	757,669
Simpson Manufacturing Co., Inc.	46,717	1,296,864
Universal Forest Products, Inc.(a)	23,424	902,292

		5,205,083

Capital Markets — 1.0%
Investment Technology Group, Inc.(b)	53,300	889,577
LaBranche & Co., Inc.(b)	51,775	272,336
optionsXpress Holdings, Inc.(b)	51,493	838,821
Piper Jaffray Cos.(b)	19,239	775,332
Stifel Financial Corp.(a)(b)	37,488	2,014,980
SWS Group, Inc	34,682	399,883
TradeStation Group, Inc.(b)	39,878	279,545

		5,470,474

Chemicals — 2.0%
A. Schulman, Inc.	31,634	774,084
American Vanguard Corp.	24,870	202,690
Arch Chemicals, Inc.	30,420	1,046,144
Balchem Corp.	33,947	836,793
Calgon Carbon Corp.(a)(b)	67,839	1,161,404
HB Fuller Co.	59,039	1,370,295
NewMarket Corp.	14,220	1,464,518
OM Group, Inc.(b)	36,973	1,252,645
Penford Corp.(b)	13,697	140,394
PolyOne Corp.(b)	112,158	1,148,498
Quaker Chemical Corp.	13,487	365,633
Stepan Co.	9,272	518,212
Zep, Inc.	26,177	572,753

		10,854,063

Commercial Banks — 6.3%
Bank of The Ozarks, Inc.	15,792	555,720
Boston Private Financial Holdings, Inc.(a)	78,586	579,179
City Holding Co.(a)	19,203	658,471
Columbia Banking System, Inc.(a)	34,150	693,586
Community Bank System, Inc.	39,744	905,368
East West Bancorp, Inc.	111,855	1,948,514
First Bancorp (Puerto Rico)(a)	91,966	221,638
First Commonwealth Financial Corp.	92,379	619,863
First Financial Bancorp	59,528	1,059,003
First Financial Bankshares, Inc.(a)	25,267	1,302,514
First Midwest Bancorp, Inc.	89,722	1,215,733
Glacier Bancorp, Inc.	86,881	1,323,198
Hancock Holding Co.	34,440	1,439,936
Hanmi Financial Corp.(a)(b)	62,071	148,970
Home Bancshares, Inc.	23,614	624,354
Independent Bank Corp.	25,366	625,526
Nara Bancorp, Inc.(b)	39,234	343,690
National Penn Bancshares, Inc.	152,660	1,053,354
NBT Bancorp, Inc.	41,744	953,850
Old National Bancorp	105,599	1,261,908
Pinnacle Financial Partners, Inc.(b)	40,313	609,129
PrivateBancorp, Inc. (Class A Stock)	70,857	970,741
S&T Bancorp, Inc.(a)	29,233	610,970
Signature Bank(a)(b)	49,274	1,825,602
Simmons First National Corp. (Class A Stock)	18,656	514,346
South Financial Group, Inc. (The)(a)	261,248	180,601
Sterling Bancorp	32,230	323,912
Sterling Bancshares, Inc.	120,200	670,716
Susquehanna Bancshares, Inc.(a)	149,049	1,462,171
Tompkins Financial Corp.(a)	9,350	341,088
UMB Financial Corp.	36,316	1,474,430
Umpqua Holdings Corp.	138,686	1,838,976
United Bankshares, Inc.(a)	46,331	1,214,799
United Community Banks, Inc.(a)(b)	100,053	441,234
Whitney Holding Corp.	116,903	1,612,092
Wilshire Bancorp, Inc.	23,451	258,665
Wintrust Financial Corp.	36,561	1,360,435

		33,244,282

Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	56,605	1,200,026
ATC Technology Corp.(b)	24,278	416,611
Bowne & Co., Inc.	48,543	541,740
Consolidated Graphics, Inc.(b)	13,544	560,857
G&K Services, Inc. (Class A Stock)	22,443	580,825
Geo Group, Inc. (The)(b)	62,392	1,236,609
Healthcare Services Group, Inc.	52,529	1,176,124
Interface, Inc. (Class A Stock)	68,210	789,872
Mobile Mini, Inc.(a)(b)	43,954	680,847
Standard Register Co. (The)	15,304	81,876
Sykes Enterprises, Inc.(b)	48,788	1,114,318
Tetra Tech, Inc.(b)	74,772	1,722,747
United Stationers, Inc.(b)	29,185	1,717,537
Viad Corp.	24,903	511,757

		12,331,746

Communications Equipment — 2.2%
Arris Group, Inc.(b)	151,865	1,823,899
Bel Fuse, Inc. (Class B Stock)	14,093	283,974
Black Box Corp.	21,263	654,050
Blue Coat Systems, Inc.(a)(b)	50,484	1,567,023
Comtech Telecommunications Corp.(b)	34,316	1,097,769
Digi International, Inc.(b)	29,915	318,295
EMS Technologies, Inc.(b)	18,492	306,967
Harmonic, Inc.(b)	117,082	738,787
NETGEAR, Inc.(b)	42,294	1,103,873
Network Equipment Technologies, Inc.(b)	36,343	200,250
PC-Tel, Inc.(b)	22,498	139,038
Symmetricom, Inc.(b)	52,567	306,466
Tekelec(a)(b)	81,831	1,486,051
Tollgrade Communications, Inc.(b)	15,315	96,331
ViaSat, Inc.(a)(b)	46,075	1,594,656

		11,717,429

Computers & Peripherals — 0.9%
Adaptec, Inc.(b)	145,821	476,835
Avid Technology, Inc.(b)	34,374	473,674
Compellent Technologies, Inc.(a)(b)	27,610	484,555
Hutchinson Technology, Inc.(b)	28,286	176,505
Intermec, Inc.(b)	59,787	847,780
Intevac, Inc.(b)	26,904	371,813
Novatel Wireless, Inc.(b)	37,369	251,493
Stratasys, Inc.(b)	24,574	599,114
Synaptics, Inc.(a)(b)	40,613	1,121,325

		4,803,094

Construction & Engineering — 0.8%
Comfort Systems USA, Inc.	45,924	573,591
Dycom Industries, Inc.(b)	47,379	415,514
EMCOR Group, Inc.(b)	80,307	1,977,961
Insituform Technologies, Inc. (Class A Stock)(b)	47,471	1,263,203

		4,230,269

Construction Materials — 0.5%
Eagle Materials, Inc.	53,106	1,409,433
Headwaters, Inc.(b)	73,293	336,415
Texas Industries, Inc.(a)	33,667	1,150,401

		2,896,249

Consumer Finance — 0.8%
Cash America International, Inc.	35,901	1,417,372
Ezcorp, Inc. (Class A Stock)(b)	59,139	1,218,263
First Cash Financial Services, Inc.(a)(b)	32,166	693,821
Rewards Network, Inc.	10,493	140,606
World Acceptance Corp.(a)(b)	19,926	718,930

		4,188,992

Containers & Packaging — 0.5%
Myers Industries, Inc.	34,184	358,248
Rock-Tenn Co. (Class A Stock)(a)	47,075	2,145,208

		2,503,456

Distributors
Audiovox Corp. (Class A Stock)(b)	22,405	174,311

Diversified Consumer Services — 1.2%
American Public Education, Inc.(b)	22,192	1,034,147
Capella Education Co.(b)	17,654	1,638,997
Coinstar, Inc.(a)(b)	37,670	1,224,275
Hillenbrand, Inc.	75,241	1,654,550
Pre-Paid Legal Services, Inc.(a)(b)	8,168	309,159
Universal Technical Institute, Inc.(b)	24,557	560,391

		6,421,519

Diversified Financial Services — 0.2%
Portfolio Recovery Associates, Inc.(a)(b)	20,379	1,118,196

Diversified Telecommunication Services — 0.4%
Cbeyond, Inc.(a)(b)	32,493	444,504
General Communication, Inc. (Class A Stock)(b)	53,869	310,824
Iowa Telecommunications Services, Inc.	39,875	665,913
Neutral Tandem, Inc.(a)(b)	40,794	651,888

		2,073,129

Electric Utilities — 0.9%
ALLETE, Inc.	36,349	1,216,965
Central Vermont Public Service Corp.	14,166	285,728
El Paso Electric Co.(b)	53,199	1,095,899
UIL Holdings Corp.	36,218	995,995
Unisource Energy Corp.	43,542	1,368,961

		4,963,548

Electrical Equipment — 2.2%
A.O. Smith Corp.	27,628	1,452,404
Acuity Brands, Inc.(a)	52,684	2,223,792
AZZ, Inc.	15,010	508,089
Baldor Electric Co.	50,862	1,902,239
Belden, Inc.	56,514	1,551,874
Brady Corp. (Class A Stock)	63,543	1,977,458
Encore Wire Corp.	22,978	477,942
II-VI, Inc.(b)	31,291	1,058,887
Magnetek, Inc.(b)	37,500	63,000
Powell Industries, Inc.(b)	10,554	343,322
Vicor Corp.(b)	23,691	327,173

		11,886,180

Electronic Equipment & Instruments — 3.4%
Agilysys, Inc.	24,303	271,465
Anixter International, Inc.(a)(b)	35,006	1,640,031
Benchmark Electronics, Inc.(b)	77,205	1,601,232
Brightpoint, Inc.(b)	84,996	640,020
Checkpoint Systems, Inc.(a)(b)	47,357	1,047,537
Cognex Corp.	48,074	888,888
CTS Corp.	41,104	387,200
Daktronics, Inc.(a)	41,750	318,135
DTS, Inc.(a)(b)	21,245	723,180
Electro Scientific Industries, Inc.(b)	33,394	427,777
FARO Technologies, Inc.(b)	19,558	503,619
Gerber Scientific, Inc.(b)	30,419	188,902
Insight Enterprises, Inc.(b)	55,511	797,138
Keithley Instruments, Inc.	16,353	107,930
Littelfuse, Inc.(b)	26,493	1,006,999
LoJack Corp.(b)	21,863	90,294
Mercury Computer Systems, Inc.(b)	28,439	390,183
Methode Electronics, Inc.	44,962	445,124
MTS Systems Corp.	20,002	580,658
Newport Corp.(b)	43,893	548,662
Park Electrochemical Corp.	24,900	715,626
Plexus Corp.(a)(b)	48,250	1,738,447
RadiSys Corp.(b)	28,779	257,860
Rogers Corp.(b)	19,105	554,236
Scansource, Inc.(b)	32,285	929,162
SYNNEX Corp.(b)	25,524	754,489
Technitrol, Inc.	49,964	263,810
TTM Technologies, Inc.(b)	52,160	463,181

		18,281,785

Energy Equipment & Services — 3.0%
Basic Energy Services, Inc.(b)	27,573	212,588
Bristow Group, Inc.(a)(b)	43,603	1,645,141
CARBO Ceramics, Inc.	23,202	1,446,413
Dril-Quip, Inc.(b)	36,645	2,229,482
Gulf Island Fabrication, Inc.	17,231	374,774
Hornbeck Offshore Services, Inc.(b)	27,889	517,899
ION Geophysical Corp.(b)	143,855	707,767
Lufkin Industries, Inc.	18,153	1,436,810
Matrix Service Co.(b)	31,837	342,566
Oil States International, Inc.(b)	60,478	2,742,072
Pioneer Drilling Co.(b)	65,502	461,134
SEACOR Holdings, Inc.(a)(b)	27,409	2,210,810
Seahawk Drilling, Inc.(b)	14,283	269,235
Superior Well Services, Inc.(a)(b)	22,306	298,454
Tetra Technologies, Inc.(b)	91,610	1,119,474

		16,014,619

Food & Staples Retailing — 1.0%
Andersons, Inc. (The)	22,192	742,988
Casey’s General Stores, Inc.	61,801	1,940,551

Great Atlantic & Pacific Tea Co.(a)(b)	33,470	256,715
Nash Finch Co.	15,519	522,214
Spartan Stores, Inc.	27,155	391,575
United Natural Foods, Inc.(a)(b)	52,219	1,468,921

		5,322,964

Food Products — 1.5%
Calavo Growers, Inc.	14,200	259,008
Cal-Maine Foods, Inc.(a)	15,279	517,805
Darling International, Inc.(b)	99,556	892,022
Diamond Foods, Inc.(a)	25,631	1,077,527
Hain Celestial Group, Inc. (The)(b)	49,505	858,912
J&J Snack Foods Corp.	17,189	747,206
Lance, Inc.	38,869	899,040
Sanderson Farms, Inc.	21,309	1,142,375
TreeHouse Foods, Inc.(b)	41,549	1,822,755

		8,216,650

Gas Utilities — 1.9%
Laclede Group, Inc. (The)	26,974	909,563
New Jersey Resources Corp.	50,244	1,887,165
Northwest Natural Gas Co.	32,179	1,499,541
Piedmont Natural Gas Co., Inc.(a)	88,696	2,446,236
South Jersey Industries, Inc.(a)	36,190	1,519,618
Southwest Gas Corp.	54,845	1,640,962

		9,903,085

Healthcare Equipment & Supplies — 3.8%
Abaxis, Inc.(b)	26,776	728,039
Align Technology, Inc.(a)(b)	82,052	1,586,886
American Medical Systems Holdings, Inc.(a)(b)	91,034	1,691,412
Analogic Corp.	15,621	667,485
Cantel Medical Corp.	15,614	309,938
CONMED Corp.(b)	35,397	842,802
Cooper Cos., Inc. (The)	55,123	2,143,182
CryoLife, Inc.(b)	34,480	223,086
Cyberonics, Inc.(b)	28,957	554,816
Greatbatch, Inc.(b)	28,104	595,524
Haemonetics Corp.(b)	30,491	1,742,561
ICU Medical, Inc.(b)	14,668	505,312
Integra LifeSciences Holdings Corp.(a)(b)	25,078	1,099,169
Invacare Corp.	39,109	1,037,953
Kensey Nash Corp.(b)	13,213	311,695
Meridian Bioscience, Inc.	49,221	1,002,632
Merit Medical Systems, Inc.(b)	33,993	518,393
Natus Medical, Inc.(b)	34,381	547,002
Neogen Corp.(b)	26,980	677,198
Osteotech, Inc.(b)	21,708	85,095
Palomar Medical Technologies, Inc.(b).	22,441	243,709
SurModics, Inc.(a)(b)	21,090	441,625
Symmetry Medical, Inc.(b)	43,248	434,210
Theragenics Corp.(b)	40,342	66,968
West Pharmaceutical Services, Inc.(a) .	40,165	1,684,922
Zoll Medical Corp.(b)	25,865	681,801

		20,423,415

Healthcare Providers & Services — 5.9%
Air Methods Corp.(b)	13,246	450,364
Almost Family, Inc.(b)	9,941	374,676
Amedisys, Inc.(a)(b)	34,303	1,894,212
AMERIGROUP Corp.(b)	61,939	2,058,852
AMN Healthcare Services, Inc.(b)	39,533	347,890
AmSurg Corp. (Class A Stock)(b)	37,426	808,027
Bio-Reference Labs, Inc.(b)	14,472	636,334
Catalyst Health Solutions, Inc.(b)	46,800	1,936,584
Centene Corp.(b)	59,320	1,426,053
Chemed Corp.	27,571	1,499,311
Corvel Corp.(b)	8,619	308,129
Cross Country Healthcare, Inc.(b)	37,314	377,245
Genoptix, Inc.(a)(b)	21,026	746,213
Gentiva Health Services, Inc.(a)(b)	35,556	1,005,524
Hanger Orthopedic Group, Inc.(b)	38,655	702,748
Healthspring, Inc.(b)	59,341	1,044,402
Healthways, Inc.(b)	40,939	657,890

HMS Holdings Corp.(b)	31,168	1,589,256
inVentiv Health, Inc.(b)	40,938	919,467
IPC The Hospitalist Co., Inc.(b)	16,581	582,159
Landauer, Inc.	11,348	740,117
LCA-Vision, Inc.(b)	22,460	186,867
LHC Group, Inc.(a)(b)	18,369	615,913
Magellan Health Services, Inc.(b)	41,889	1,821,334
Medcath Corp.(b)	22,258	233,041
Mednax, Inc.(a)(b)	57,019	3,317,936
Molina Healthcare, Inc.(a)(b)	16,102	405,287
MWI Veterinary Supply, Inc.(b)	14,815	598,526
Odyssey HealthCare, Inc.(a)(b)	40,093	726,084
PharMerica Corp.(b)	37,033	674,741
PSS World Medical, Inc.(a)(b)	71,230	1,674,617
RehabCare Group, Inc.(b)	29,882	814,882
Res-Care, Inc.(b)	31,051	372,301

		31,546,982

Healthcare Technology — 0.8%
Computer Programs & Systems, Inc.(a)	11,825	462,121
Eclipsys Corp.(a)(b)	69,351	1,378,698
Omnicell, Inc.(b)	39,170	549,555
Phase Forward, Inc.(b)	52,425	685,195
Quality Systems, Inc.(a)	22,934	1,409,065

		4,484,634

Hotels, Restaurants & Leisure — 3.1%
BJ’s Restaurants, Inc.(a)(b)	25,646	597,552
Buffalo Wild Wings, Inc.(b)	21,925	1,054,812
California Pizza Kitchen, Inc.(b)	29,300	491,947
CEC Entertainment, Inc.(a)(b)	26,967	1,027,173
CKE Restaurants, Inc.	66,606	737,328
Cracker Barrel Old Country Store, Inc.(a)	27,752	1,287,138
DineEquity, Inc.(a)(b)	18,479	730,475
Interval Leisure Group, Inc.(b)	47,963	698,341
Jack In The Box, Inc.(a)(b)	67,025	1,578,439
Landry’s Restaurants, Inc.(b)	9,795	175,526
Marcus Corp.	25,206	327,426
Monarch Casino & Resort, Inc.(b)	13,613	116,255
Multimedia Games, Inc.(b)	33,064	128,950
O’Charleys, Inc.(b)	22,682	202,777
Papa John’s International, Inc.(b)	25,675	660,104
Peet’s Coffee & Tea, Inc.(a)(b)	15,768	625,201
PF Chang’s China Bistro, Inc.(a)(b)	27,876	1,230,168
Pinnacle Entertainment, Inc.(b)	72,795	709,023
Red Robin Gourmet Burgers, Inc.(a)(b)	18,937	462,820
Ruby Tuesday, Inc.(a)(b)	78,002	824,481
Ruth’s Hospitality Group, Inc.(b)	34,456	182,617
Shuffle Master, Inc.(b)	64,987	532,244
Sonic Corp.(b)	74,019	817,910
Steak N Shake Co. (The)(b)	1,496	570,380
Texas Roadhouse, Inc. (Class A Stock)(b)	62,547	868,778

		16,637,865

Household Durables — 1.1%
Blyth, Inc.	7,271	227,219
Ethan Allen Interiors, Inc.	31,555	650,980
Helen of Troy Ltd.(b)	37,062	965,836
Kid Brands, Inc.(b)	20,444	176,841
La-Z-Boy, Inc.(b)	62,422	782,772
M/I Homes, Inc.(b)	22,430	328,599
Meritage Homes Corp.(b)	38,545	809,445
National Presto Industries, Inc.	5,849	695,504
Skyline Corp.	8,212	152,743
Standard Pacific Corp.(b)	119,180	538,694
Universal Electronics, Inc.(b)	16,624	371,380

		5,700,013

Household Products — 0.3%
Central Garden and Pet Co. (Class A Stock)(b)	78,090	715,305
WD-40 Co.	20,081	659,259

		1,374,564

Industrial Conglomerates — 0.2%
Standex International Corp.	15,140	390,158

Tredegar Corp.	26,073	445,327

		835,485

Insurance — 2.8%
American Physicians Capital, Inc.	10,747	343,367
AMERISAFE, Inc.(b)	22,786	373,007
Delphi Financial Group, Inc. (Class A Stock)	57,717	1,452,160
eHealth, Inc.(b)	28,447	448,040
Employers Holdings, Inc.	53,362	792,426
Infinity Property & Casualty Corp.	16,425	746,352
National Financial Partners Corp.(b)	50,184	707,594
Navigators Group, Inc.(b)	16,172	636,045
Presidential Life Corp.	25,072	249,968
ProAssurance Corp.(b)	39,331	2,302,437
RLI Corp.	21,079	1,201,924
Safety Insurance Group, Inc.	18,215	686,159
Selective Insurance Group	64,403	1,069,090
Stewart Information Services Corp.	22,068	304,538
Tower Group, Inc.(a)	54,479	1,207,799
United Fire & Casualty Co.	26,812	482,348
Zenith National Insurance Corp.	45,774	1,754,060

		14,757,314

Internet & Catalog Retail — 0.7%
Blue Nile, Inc.(a)(b)	17,566	966,481
HSN, Inc.(b)	48,295	1,421,805
NutriSystem, Inc.(a)	37,472	667,376
PetMed Express, Inc.(a)	27,745	615,107

		3,670,769

Internet Software & Services — 0.9%
comScore, Inc.(b)	29,257	488,299
DealerTrack Holdings, Inc.(a)(b)	49,017	837,210
Infospace, Inc.(b)	42,856	473,559
j2 Global Communications, Inc.(a)(b)	54,806	1,282,461
Knot, Inc. (The)(b)	36,209	283,154
Perficient, Inc.(b)	36,566	412,099
Stamps.com, Inc.(b)	14,063	142,036
United Online, Inc.	102,848	769,303

		4,688,121

IT Services — 1.8%
CACI International, Inc. (Class A Stock)(a)(b)	36,586	1,787,226
Ciber, Inc.(b)	83,877	313,700
CSG Systems International, Inc.(a)(b)	43,120	903,795
Cybersource Corp.(a)(b)	85,564	1,509,349
Forrester Research, Inc.(b)	18,042	542,523
Heartland Payment Systems, Inc.	45,445	845,277
Integral Systems, Inc.(b)	20,940	201,652
MAXIMUS, Inc.	21,136	1,287,816
NCI, Inc. (Class A Stock)(b)	8,400	253,932
StarTek, Inc.(b)	14,313	99,475
TeleTech Holdings, Inc.(b)	38,921	664,771
Wright Express Corp.(b)	46,322	1,395,219

		9,804,735

Leisure Equipment & Products — 1.3%
Arctic Cat, Inc.(b)	14,739	159,918
Brunswick Corp.(a)	107,198	1,711,952
Callaway Golf Co.	77,965	687,651
Jakks Pacific, Inc.(b)	33,749	440,424
Nautilus, Inc.(b)	24,799	74,893
Polaris Industries, Inc.(a)	39,891	2,040,824
Pool Corp.	59,583	1,348,959
RC2 Corp.(b)	25,914	387,933
Sturm Ruger & Co., Inc.(a)	23,087	276,813

		7,129,367

Life Sciences Tools & Services — 0.8%
Cambrex Corp.(b)	35,472	143,662
Dionex Corp.(b)	21,456	1,604,480
Enzo Biochem, Inc.(b)	40,253	242,323
eResearchTechnology, Inc.(b)	50,989	352,334
Kendle International, Inc.(b)	18,006	314,745
Parexel International Corp.(b)	70,156	1,635,336

		4,292,880

Machinery — 4.1%
Actuant Corp. (Class A Stock)	82,259	1,608,163
Albany International Corp.	33,268	716,260
Astec Industries, Inc.(a)(b)	24,084	697,473
Badger Meter, Inc.(a)	18,181	700,150
Barnes Group, Inc.	52,637	1,023,790
Briggs & Stratton Corp.	60,557	1,180,861
Cascade Corp.	11,080	356,887
CIRCOR International, Inc.	20,667	686,351
CLARCOR, Inc.	61,128	2,108,305
EnPro Industries, Inc.(b)	24,634	716,357
ESCO Technologies, Inc.	32,063	1,019,924
Gardner Denver, Inc.	63,336	2,789,317
John Bean Technologies Corp.	34,107	598,237
Kaydon Corp.	40,715	1,530,884
Lindsay Corp.(a)	15,153	627,486
Lydall, Inc.(b)	20,604	161,741
Mueller Industries, Inc.	45,683	1,223,848
Robbins & Myers, Inc.	39,814	948,369
Toro Co.	40,617	1,997,138
Watts Water Technologies, Inc. (Class A Stock)	35,585	1,105,270

		21,796,811

Media — 0.7%
Arbitron, Inc.(a)	32,221	859,012
E.W. Scripps Co. (Class A Stock)(b)	35,161	297,110
Live Nation Entertainment, Inc.(a)(b)	172,432	2,500,264

		3,656,386

Metals & Mining — 0.8%
A.M. Castle & Co.(b)	20,243	264,778
Amcol International Corp.	30,139	819,781
Brush Engineered Materials, Inc.(b)	24,538	553,823
Century Aluminum Co.(b)	69,571	957,297
Olympic Steel, Inc.	10,923	356,636
RTI International Metals, Inc.(b)	36,417	1,104,527

		4,056,842

Multiline Retail — 0.2%
Fred’s, Inc. (Class A Stock)	48,107	576,322
Tuesday Morning Corp.(b)	37,859	249,491

		825,813

Multi-Utilities — 0.4%
Avista Corp.	66,431	1,375,786
CH Energy Group, Inc.	19,139	781,637

		2,157,423

Oil, Gas & Consumable Fuels — 2.0%
Holly Corp.	52,778	1,473,034
Penn Virginia Corp.	55,032	1,348,284
Petroleum Development Corp.(b)	23,269	539,143
Petroquest Energy, Inc.(a)(b)	64,257	323,213
St. Mary Land & Exploration Co.	76,118	2,649,668
Stone Energy Corp.(a)(b)	51,115	907,291
Swift Energy Co.(b)	45,448	1,397,071
World Fuel Services Corp.	72,052	1,919,465

		10,557,169

Paper & Forest Products — 0.7%
Buckeye Technologies, Inc.(b)	46,982	614,525
Clearwater Paper Corp.(b)	13,777	678,517
Deltic Timber Corp.	12,978	571,681
Neenah Paper, Inc.	17,752	281,192
Schweitzer-Mauduit International, Inc.	21,498	1,022,445
Wausau Paper Corp.(b)	59,395	507,233

		3,675,593

Personal Products
Mannatech, Inc.	18,814	62,839

Pharmaceuticals — 0.9%
Par Pharmaceutical Cos., Inc.(b)	42,390	1,051,272
Salix Pharmaceuticals Ltd.(a)(b)	67,335	2,508,229
ViroPharma, Inc.(b)	93,919	1,280,116

		4,839,617

Professional Services — 0.9%
Administaff, Inc.	26,939	574,878
CDI Corp.	15,355	225,104
Exponent, Inc.(b)	16,488	470,238
Heidrick & Struggles International, Inc.	20,678	579,604
Kelly Services, Inc. (Class A Stock)(b)	32,179	536,102
On Assignment, Inc.(b)	43,704	311,610
School Specialty, Inc.(a)(b)	19,364	439,756
SFN Group, Inc.(b)	62,513	500,729
TrueBlue, Inc.(b)	53,339	826,755
Volt Information Sciences, Inc.(b)	14,590	148,964

		4,613,740

Real Estate Investment Trusts — 6.4%
Acadia Realty Trust(a)	48,645	868,800
BioMed Realty Trust, Inc.(a)	120,453	1,992,293
Cedar Shopping Centers, Inc.	65,485	517,986
Colonial Properties Trust(a)	80,334	1,034,702
Diamondrock Hospitality Co.(b)	150,592	1,522,485
EastGroup Properties, Inc.	32,515	1,227,116
Entertainment Properties Trust(a)	51,887	2,134,112
Extra Space Storage, Inc.	105,062	1,332,186
Franklin Street Properties Corp.(a)	82,080	1,184,415
Healthcare Realty Trust, Inc.(a)	74,515	1,735,455
Home Properties, Inc.(a)	42,393	1,983,993
Inland Real Estate Corp.	86,902	795,153
Kilroy Realty Corp.(a)	52,286	1,612,500
Kite Realty Group Trust	76,289	360,847
LaSalle Hotel Properties	83,677	1,949,674
Lexington Realty Trust(a)	133,497	869,066
LTC Properties, Inc.	28,286	765,419
Medical Properties Trust, Inc.(a)	97,448	1,021,255
Mid-America Apartment Communities, Inc.	35,318	1,829,119
National Retail Properties, Inc.(a)	100,599	2,296,675
Parkway Properties, Inc.	26,108	490,308
Pennsylvania Real Estate Investment Trust(a)	48,066	599,383
Post Properties, Inc.(a)	58,842	1,295,701
PS Business Parks, Inc.	21,873	1,168,018
Sovran Self Storage, Inc.	33,357	1,162,825
Tanger Factory Outlet Centers	49,026	2,115,962
Urstadt Biddle Properties, Inc. (Class A Stock)	26,026	411,471

		34,276,919

Real Estate Management & Development — 0.2%
Forestar Group, Inc.(a)(b)	44,109	832,778

Road & Rail — 0.9%
Arkansas Best Corp.	30,655	915,971
Heartland Express, Inc.	63,756	1,051,974
Knight Transportation, Inc.	70,657	1,490,156
Old Dominion Freight Line, Inc.(b)	33,937	1,133,157

		4,591,258

Semiconductors & Semiconductor Equipment — 5.5%
Actel Corp.(b)	31,624	437,992
Advanced Energy Industries, Inc.(b)	40,249	666,523
ATMI, Inc.(b)	38,258	738,762
Brooks Automation, Inc.(b)	78,046	688,366
Cabot Microelectronics Corp.(b)	28,617	1,082,581
Cohu, Inc.	28,443	391,660
Cymer, Inc.(b)	36,346	1,355,706
Cypress Semiconductor Corp.(a)(b)	196,327	2,257,761
Diodes, Inc.(b)	42,418	950,163
DSP Group, Inc.(b)	27,674	230,524
Exar Corp.(b)	52,895	372,910
FEI Co.(a)(b)	45,959	1,052,921
Hittite Microwave Corp.(b)	26,066	1,146,122
Kopin Corp.(b)	80,089	296,329
Kulicke & Soffa Industries, Inc.(b)	84,512	612,712
Micrel, Inc.	52,123	555,631
Microsemi Corp.(b)	100,419	1,741,265
MKS Instruments, Inc.(b)	60,013	1,175,655
Pericom Semiconductor Corp.(b)	31,015	332,171

Rudolph Technologies, Inc.(b)	37,501	321,384
Sigma Designs, Inc.(a)(b)	32,414	380,216
Skyworks Solutions, Inc.(a)(b)	213,143	3,325,031
Standard Microsystems Corp.(b)	27,050	629,724
Supertex, Inc.(b)	15,661	400,765
Tessera Technologies, Inc.(b)	60,396	1,224,831
TriQuint Semiconductor, Inc.(b)	186,050	1,302,350
Ultratech, Inc.(b)	28,862	392,523
Varian Semiconductor Equipment Associates, Inc.(b)	90,141	2,985,470
Veeco Instruments, Inc.(b)	48,476	2,108,706

		29,156,754

Software — 3.1%
Blackbaud, Inc.	54,017	1,360,688
CommVault Systems, Inc.(b)	51,576	1,101,148
Concur Technologies, Inc.(a)(b)	52,161	2,139,123
Ebix, Inc.(a)(b)	36,609	584,646
Epicor Software Corp.(b)	55,821	533,649
EPIQ Systems, Inc.(b)	39,451	490,376
Interactive Intelligence, Inc.(b)	15,466	289,060
JDA Software Group, Inc.(b)	43,019	1,196,789
Manhattan Associates, Inc.(b)	27,449	699,400
Netscout Systems, Inc.(b)	41,942	620,322
Phoenix Technologies Ltd.(b)	42,300	136,206
Progress Software Corp.(a)(b)	49,991	1,571,217
Radiant Systems, Inc.(b)	33,097	472,294
Smith Micro Software, Inc.(b)	36,019	318,408
Sonic Solutions, Inc.(a)(b)	36,902	345,772
Take-Two Interactive Software, Inc.(a)(b)	100,730	992,190
Taleo Corp. (Class A Stock)(a)(b)	46,505	1,204,945
THQ, Inc.(a)(b)	81,834	573,656
Tyler Technologies, Inc.(a)(b)	33,587	629,420
Websense, Inc.(b)	52,498	1,195,379

		16,454,688

Specialty Retail — 5.1%
Big 5 Sporting Goods Corp.	26,097	397,196
Brown Shoe Co., Inc.	51,946	804,124
Buckle, Inc. (The)(a)	30,907	1,136,141
Cabela’s, Inc.(a)(b)	48,901	855,279
Cato Corp. (The) (Class A Stock)	35,860	768,838
Childrens Place Retail Stores, Inc. (The)(a)(b)	33,225	1,480,174
Christopher & Banks Corp.	43,496	347,968
Dress Barn, Inc.(b)	72,351	1,892,702
Finish Line, Inc. (The) (Class A Stock)	68,671	1,120,711
Genesco, Inc.(b)	28,795	892,933
Group 1 Automotive, Inc.(a)(b)	29,724	947,007
Gymboree Corp.(a)(b)	36,387	1,878,661
Haverty Furniture Cos., Inc.	22,617	369,109
Hibbett Sports, Inc.(a)(b)	34,764	889,263
Hot Topic, Inc.(b)	53,459	347,484
Jo-Ann Stores, Inc.(b)	32,488	1,363,846
Jos. A. Bank Clothiers, Inc.(b)	22,188	1,212,574
Lithia Motors, Inc. (Class A Stock)(b)	25,680	164,352
Lumber Liquidators Holdings, Inc.(b)	18,765	500,463
MarineMax, Inc.(b)	26,464	284,753
Men’s Wearhouse, Inc. (The)	63,403	1,517,868
Midas, Inc.(b)	17,186	193,858
Monro Muffler Brake, Inc.	24,091	861,494
OfficeMax, Inc.(b)	102,551	1,683,887
Pep Boys-Manny Moe & Jack	56,437	567,192
Sonic Automotive, Inc. (Class A Stock)(a)(b)	47,981	527,791
Stage Stores, Inc.	46,105	709,556
Stein Mart, Inc.(b)	31,514	284,571
Tractor Supply Co.	43,822	2,543,867
Zale Corp.(a)(b)	28,718	78,687
Zumiez, Inc.(a)(b)	25,310	518,602

		27,140,951

Textiles, Apparel & Luxury Goods — 2.9%
Carter’s, Inc.(b)	71,432	2,153,675
CROCS, Inc.(b)	103,797	910,300
Deckers Outdoor Corp.(b)	15,631	2,157,078

Iconix Brand Group, Inc.(a)(b)	86,625	1,330,560
K-Swiss, Inc. (Class A Stock)(b)	32,738	342,439
Liz Claiborne, Inc.(b)	114,921	853,863
Maidenform Brands, Inc.(b)	26,081	569,870
Movado Group, Inc.(a)(b)	21,687	244,629
Oxford Industries, Inc.	16,770	340,934
Perry Ellis International, Inc.(b)	12,353	279,795
Quiksilver, Inc.(b)	155,693	736,428
Skechers U.S.A., Inc. (Class A Stock)(a)(b)	40,724	1,479,096
True Religion Apparel, Inc.(b)	30,724	932,781
Unifirst Corp.	17,400	896,100
Volcom, Inc.(b)	20,043	391,239
Wolverine World Wide, Inc.	60,405	1,761,410

		15,380,197

Thrifts & Mortgage Finance — 0.4%
Bank Mutual Corp.	55,061	357,897
Brookline Bancorp, Inc.	71,557	761,366
Dime Community Bancshares	30,849	389,623
Trustco Bank Corp. NY(a)	92,736	572,181

		2,081,067

Tobacco — 0.1%
Alliance One International, Inc.(a)(b)	107,653	547,954

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	45,170	1,122,474
Kaman Corp.	31,282	782,363
Lawson Products, Inc.	4,815	74,488
Watsco, Inc.(a)	39,224	2,231,061

		4,210,386

Water Utilities — 0.2%
American States Water Co.	22,455	779,188

Wireless Telecommunication Services — 0.2%
NTELOS Holdings Corp.	36,204	644,069
USA Mobility, Inc.	27,331	346,284

		990,353

TOTAL LONG-TERM INVESTMENTS (cost $468,093,001)		528,196,365

SHORT-TERM INVESTMENTS — 22.8%

	Shares
Affiliated Money Market Mutual Fund — 22.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $121,072,844; includes $117,220,730 of cash collateral received for securities on loan)(c)(d)	121,072,844	$121,072,844

	Principal Amount (000)
U.S Government Obligation
U.S. Treasury Bill, 0.160%, 06/17/2010(e)(f) (cost $299,903)	$ 300	299,907

TOTAL SHORT-TERM INVESTMENTS (cost $121,372,747)		121,372,751

TOTAL INVESTMENTS — 122.2% (cost $589,465,748)		649,569,116
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (22.2)%		(117,799,071)

NET ASSETS — 100.0%		$531,770,045

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $112,679,138; cash collateral of $117,220,730 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(e)	Security segregated as collateral for futures contracts.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at March 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2010	Unrealized Appreciation(1)
Long Position:
44	Russell 2000	Jun. 2010	$2,935,591	$2,979,240	$43,649

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$528,196,365	$—	$—
U.S. Government Obligation	—	299,907	—
Affiliated Money Market Mutual Fund	121,072,844	—	—

	649,269,209	299,907	—
Other Financial Instruments*
Futures	43,649	—	—

Total	$649,312,858	$299,907	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS — 95.4%
Automobile Manufacturers — 0.8%
CarMax, Inc.*(a)	63,200	$1,587,584

Banks — 1.4%
Julius Baer Group Ltd. (Switzerland)	77,400	2,807,805

Beverages — 3.1%
Coca-Cola Co. (The)	25,000	1,375,000
Diageo PLC, ADR (United Kingdom)(a)	36,300	2,448,435
Heineken Holding NV (Netherlands)	54,306	2,415,743

		6,239,178

Broadcasting — 0.5%
Grupo Televisa SA, ADR (Mexico)	42,500	893,350

Business Services — 1.8%
Iron Mountain, Inc.	127,500	3,493,500

Chemicals — 0.7%
Monsanto Co.	11,500	821,330
Potash Corp. of Saskatchewan, Inc. (Canada)	4,385	523,350

		1,344,680

Commercial Banks — 2.5%
Bank of New York Mellon Corp. (The)	158,400	4,891,392

Computers — 1.6%
Hewlett-Packard Co.	58,400	3,103,960

Containers & Packaging — 1.9%
Sealed Air Corp.	177,810	3,748,235

Cosmetics & Toiletries — 0.1%
Natura Cosmeticos SA (Brazil)	12,200	248,823

Diversified Financial Services — 1.0%
GAM Holding Ltd. (Switzerland)	77,400	950,616
Goldman Sachs Group, Inc. (The)	6,620	1,129,571

		2,080,187

Diversified Manufacturing Operations — 0.8%
Tyco International Ltd. (Switzerland)	42,428	1,622,871

Diversified Metals — 1.0%
BHP Billiton PLC (United Kingdom)	30,300	1,039,152
Rio Tinto PLC (United Kingdom)	16,470	975,983

		2,015,135

Electrical Equipment — 0.5%
ABB Ltd., ADR (Switzerland)*	42,850	935,844

Electronic Equipment & Instruments — 1.2%
Agilent Technologies, Inc.*	70,340	2,418,993

Entertainment & Leisure — 1.2%
Harley-Davidson, Inc.(a)	81,800	2,296,126

Environmental Control — 1.0%
Sino-Forest Corp. (Canada)*	101,520	1,989,118
Sino-Forest Corp., 144A (Canada)(original cost $54,147; purchased 12/11/09)*(f)	3,400	66,618

		2,055,736

Financial Services — 10.5%
American Express Co.	190,260	7,850,127
Ameriprise Financial, Inc.	39,560	1,794,442
H&R Block, Inc.	26,500	471,700
Moody’s Corp.(a)	50,900	1,514,275
Visa, Inc. (Class A Stock)	6,590	599,888
Wells Fargo & Co.	280,330	8,723,869

		20,954,301

Foods — 0.7%
Hershey Co. (The)	11,960	512,008
Nestle SA (Switzerland)	5,700	291,919
Unilever NV (Netherlands)	22,800	687,648

		1,491,575

Healthcare Providers & Services — 1.7%
Cardinal Health, Inc.	16,700	601,701
Express Scripts, Inc.*	28,000	2,849,280

		3,450,981

Healthcare Services — 0.4%
Laboratory Corp. of America Holdings*(a)	10,400	787,384

Household Durables — 0.2%
Hunter Douglas NV (Netherlands)	8,453	432,823

Household Products — 1.4%
Procter & Gamble Co. (The)	45,030	2,849,048

Insurance — 11.1%
Berkshire Hathaway, Inc. (Class A Stock)*	75	9,135,000
Fairfax Financial Holdings Ltd. (OTC)(Canada)(original cost $321,282; purchased 02/23/10)(f)	950	357,215
Fairfax Financial Holdings Ltd. (XTSE)(Canada)	1,960	735,078
Loews Corp.	139,600	5,204,288
Markel Corp.*(a)	534	200,068
Progressive Corp. (The)(a)	235,300	4,491,877
Transatlantic Holdings, Inc.(a)	37,375	1,973,400

		22,096,926

Internet & Catalog Retail — 0.3%
Liberty Media Holding Corp. - Interactive (Class A Stock)*	38,925	595,942

Internet Services — 0.9%
Google, Inc. (Class A Stock)*	3,060	1,735,051

Internet Software & Services — 0.3%
Amazon.com, Inc.*	5,070	688,151

Investment Firms — 1.5%
JPMorgan Chase & Co.	66,116	2,958,691

Machinery — 0.2%
PACCAR, Inc.(a)	9,510	412,163

Materials — 0.9%
Martin Marietta Materials, Inc.(a)	21,100	1,762,905

Media — 1.8%
Liberty Media Corp.—Starz (Class A Stock)*	3,110	170,055
News Corp. (Class A Stock)	112,300	1,618,243
Walt Disney Co. (The)	52,300	1,825,793

		3,614,091

Medical Supplies & Equipment — 1.2%
Becton, Dickinson and Co.	23,000	1,810,790
CareFusion Corp.*	19,100	504,813

		2,315,603

Metals & Mining — 0.9%
China Coal Energy Co. (Class H Stock) (Hong Kong)	1,140,700	1,780,634

Mining — 0.5%
Vulcan Materials Co.	21,100	996,764

Oil, Gas & Consumable Fuels — 14.4%
Canadian Natural Resources Ltd. (Canada)	59,800	4,427,592
ConocoPhillips	2,228	114,007
Devon Energy Corp.	86,340	5,562,886
EOG Resources, Inc.	71,296	6,626,250
Occidental Petroleum Corp.	110,500	9,341,670
OGX Petroleo e Gas Participacoes SA (Brazil)	110,000	1,029,269
Transocean Ltd. (Switzerland)*	19,708	1,702,377

		28,804,051

Pharmaceuticals — 7.1%
Johnson & Johnson	68,000	4,433,600
Mead Johnson Nutrition Co. (Class A Stock)	14,700	764,841
Merck & Co., Inc.	144,395	5,393,153
Pfizer, Inc.	208,300	3,572,345

		14,163,939

Real Estate Operation & Development — 1.2%
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	41,500	1,054,930
Hang Lung Group Ltd. (Hong Kong)	240,000	1,273,529

		2,328,459

Retail & Merchandising — 8.8%
Bed Bath & Beyond, Inc.*(a)	62,500	2,735,000
Costco Wholesale Corp.	143,020	8,539,724
CVS Caremark Corp.	172,110	6,292,342

		17,567,066

Semiconductors & Semiconductor Equipment — 1.4%
Texas Instruments, Inc.	114,500	2,801,815

Software — 3.4%
Activision Blizzard, Inc.	78,300	944,298
Dun & Bradstreet Corp. (The)	28,600	2,128,412
Microsoft Corp.	128,380	3,757,683

		6,830,393

Tobacco — 0.9%
Philip Morris International, Inc.	35,765	1,865,502

Transportation — 2.6%
China Merchants Holdings International Co. Ltd. (Hong Kong)	623,661	2,297,286
China Shipping Development Co. Ltd. (Class H Stock) (Hong Kong)	426,000	695,712
COSCO Pacific Ltd. (Bermuda)	414,255	627,445
Kuehne & Nagel International AG (Switzerland)	11,445	1,158,176
LLX Logistica SA (Brazil)*	24,800	117,282
United Parcel Service, Inc. (Class B Stock)	6,000	386,460

		5,282,361

TOTAL COMMON STOCKS (cost $135,078,993)		190,350,018

	Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BOND — 0.6%
Entertainment & Leisure
Harley-Davidson, Inc., Sr. Unsec’d. Notes(g) (cost $1,000,000)	15.00%	02/01/14	BBB(d)	$1,000	1,270,847

CONVERTIBLE BOND — 0.2%
Environmental Control
Sino-Forest Corp. (Canada)(g) (cost $357,000)	5.00%	08/01/13	Ba2	357	431,077

TOTAL LONG-TERM INVESTMENTS (cost $136,435,993)					192,051,942

				Shares
SHORT-TERM INVESTMENT — 9.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund(cost $19,679,050; includes $12,677,024 of cash collateral for securities on loan)(b)(w)				19,679,050	19,679,050

TOTAL INVESTMENTS — 106.1% (cost $156,115,043)					211,730,992
Liabilities in excess of other assets — (6.1)%					(12,153,483)

NET ASSETS — 100.0%					$199,577,509

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
OTC	Over The Counter
XTSE	Toronto Stock Exchange

#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $12,223,604; cash collateral of $12,677,024 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $375,429. The aggregate value of $423,833 is approximately 0.2% of net assets.
(g)	Indicates a security or securities that have been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$190,350,018	$—	$—
Corporate Bond	—	1,270,847	—
Convertible Bond	—	431,077	—
Affiliated Money Market Mutual Fund	19,679,050	—	—

Total	$210,029,068	$1,701,924	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS
Advanced Series Trust —
AST Global Real Estate Portfolio	1,145,222	$8,176,888
AST Large-Cap Value Portfolio	18,332,785	233,376,355
AST Marsico Capital Growth Portfolio	7,310,768	125,452,779
AST PIMCO Total Return Bond Portfolio	7,625,734	91,508,812
AST Small-Cap Growth Portfolio	1,265,684	20,352,193
AST Western Asset Core Plus Bond Portfolio	3,844,675	39,100,339
The Prudential Series Fund —
High Yield Bond Portfolio	1,613,979	7,940,774
Jennison Portfolio (Class I)	5,832,916	125,291,044
Money Market Portfolio	6,452	64,518
Natural Resources Portfolio (Class I)	210,571	7,919,576
SP International Growth Portfolio (Class I)	13,242,743	61,711,184
SP International Value Portfolio	9,536,475	61,605,627
SP Small Cap Value Portfolio	2,052,915	21,822,488

TOTAL LONG-TERM INVESTMENTS (cost $786,167,383)		804,322,577

SHORT-TERM INVESTMENT — 0.5%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,770,320)	3,770,320	3,770,320

TOTAL INVESTMENTS — 100.0% (cost $789,937,703)(a)		808,092,897

LIABILITIES IN EXCESS OF OTHER ASSETS		(77,712)

NET ASSETS — 100.0%		$808,015,185

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$804,322,577	$—	$—
Affiliated Money Market Mutual Fund	3,770,320	—	—

Total	$808,092,897	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Australia — 1.8%
BHP Billiton Ltd., ADR	15,369	$1,234,438
CSL Ltd.	32,464	1,085,272
Wesfarmers Ltd.	24,981	728,748

		3,048,458

Belgium — 1.8%
Anheuser-Busch InBev NV	61,397	3,092,738

Bermuda — 0.2%
Credicorp Ltd.	4,263	375,911

Brazil — 5.8%
Cyrela Brazil Realty SA	97,500	1,142,028
Gafisa SA	180,900	1,230,854
NET Servicos de Comunicacao SA (PRFC Shares)*	39,300	508,280
OGX Petroleo e Gas Participacoes SA	172,700	1,615,952
PDG Realty SA Empreendimentos e Participacoes	120,000	1,004,077
Petroleo Brasileiro SA (PRFC Shares)	40,842	809,330
Petroleo Brasileiro SA, ADR	6,269	278,908
Vale SA, ADR(a)	85,338	2,747,030
Weg SA	64,500	692,749

		10,029,208

Canada — 5.3%
Brookfield Asset Management, Inc. (Class A Stock)	30,933	786,317
Canadian National Railway Co.	24,675	1,495,058
First Quantum Minerals Ltd.	8,134	669,284
Pacific Rubiales Energy Corp.*	28,255	548,881
Research In Motion Ltd.*	35,068	2,593,279
Royal Bank of Canada	16,452	962,838
Teck Resources Ltd. (Class B Stock)*	12,331	537,239
Tim Hortons, Inc.	13,035	424,297
Toronto-Dominion Bank (The)	14,590	1,087,445

		9,104,638

Cayman Islands — 0.3%
Ctrip.com International Ltd., ADR*	11,600	454,720

Chile — 0.6%
Banco Santander Chile SA, ADR	7,655	522,224
Lan Airlines SA	26,434	468,981

		991,205

China — 1.8%
Angang Steel Co. Ltd. (Class H Stock)	266,000	487,856
Dongfeng Motor Group Co. Ltd. (Class H Stock)	442,000	718,426
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,765,000	1,345,758
Longtop Financial Technologies Ltd., ADR*(a)	17,398	560,390

		3,112,430

Denmark — 2.2%
Novo Nordisk A/S (Class B Stock)	39,665	3,077,891
Novozymes A/S (Class B Stock)	5,724	633,485

		3,711,376

Finland — 0.5%
Kone Oyj (Class B Stock)	19,982	825,859

France — 6.8%
Accor SA	22,106	1,222,969
Alstom SA	41,242	2,571,846
BNP Paribas	16,549	1,270,937
Compagnie Generale des Establissements Michelin (Class B Stock)	13,644	1,005,452
Pernod-Ricard SA	17,865	1,517,022
Publicis Groupe SA	25,856	1,106,348
Schneider Electric SA	25,635	3,006,758

		11,701,332

Germany — 7.6%
Adidas AG	19,348	1,034,848
BASF SE	67,909	4,211,866
Daimler AG	43,369	2,041,690
Fresenius SE (PRFC Shares)	6,972	526,398
Infineon Technologies AG*	151,021	1,048,241
MAN SE	6,695	560,464
Metro AG	28,734	1,704,526
SAP AG	19,668	952,612
ThyssenKrupp AG	29,982	1,030,811

		13,111,456

Hong Kong — 3.8%
ASM Pacific Technology Ltd.	26,700	252,926
China Resources Enterprise Ltd.	148,000	549,931
CNOOC Ltd.	1,361,800	2,241,531
Hang Lung Properties Ltd.	147,000	592,601
Li & Fung Ltd.	462,000	2,273,033
Li Ning Co. Ltd.	170,000	616,351

		6,526,373

India — 2.6%
HDFC Bank Ltd., ADR	3,388	472,253
ICICI Bank Ltd., ADR(a)	36,582	1,562,052
Infosys Technologies Ltd., ADR	14,684	864,153
Reliance Industries Ltd., GDR, 144A	22,650	1,083,941
Tata Motors Ltd., ADR(a)	25,648	473,462

		4,455,861

Indonesia — 0.7%
Astra International Tbk PT	129,000	593,999
Bank Rakyat Indonesia	763,000	691,769

		1,285,768

Ireland — 1.3%
Covidien PLC	32,000	1,608,960
Experian PLC	56,403	555,060

		2,164,020

Israel — 2.6%
Teva Pharmaceutical Industries Ltd., ADR	72,224	4,555,890

Italy — 0.8%
Saipem SpA	33,403	1,292,574

Japan — 12.4%
Canon, Inc.	76,500	3,543,106
Daikin Industries Ltd.	26,400	1,080,115
Daiwa Securities Group, Inc.	193,000	1,015,681
FamilyMart Co. Ltd.	32,900	1,046,930
Fanuc Ltd.	8,400	891,304
Fast Retailing Co. Ltd.	4,800	834,314
Honda Motor Co. Ltd.	42,200	1,489,571
Keyence Corp.	3,400	812,451
Makita Corp.	15,200	500,759
Marubeni Corp.	334,000	2,075,666
Mitsubishi Corp.	42,100	1,103,273
Mizuho Financial Group, Inc.	491,100	971,799
Nintendo Co. Ltd.	4,400	1,473,099
Nippon Electric Glass Co. Ltd.	51,000	718,440
Panasonic Corp.	75,600	1,156,359
Softbank Corp.	19,200	472,966
Sumco Corp.*	29,800	633,676
Terumo Corp.	9,300	495,390
Yahoo! Japan Corp.	2,754	1,003,035

		21,317,934

Malaysia — 0.3%
CIMB Group Holdings Berhad	124,800	537,918

Mexico — 0.3%
Wal-Mart de Mexico SAB de CV (Class V Stock)	99,500	509,823

Netherlands — 1.5%
Akzo Nobel NV	18,845	1,073,996
Heineken NV	30,060	1,544,859

		2,618,855

Singapore — 2.3%
CapitaLand Ltd.	601,500	1,706,962
Noble Group Ltd.	535,000	1,170,235
Wilmar International Ltd.	211,000	1,010,544

		3,887,741

South Africa — 1.2%
Aspen Pharmacare Holdings Ltd.*	32,876	359,058
Naspers Ltd. (Class N Stock)	12,700	551,852
Shoprite Holdings Ltd.	33,498	334,348
Standard Bank Group Ltd.	56,710	892,255

		2,137,513

South Korea — 0.7%
Hyundai Motor Co.	11,086	1,131,674

Spain — 6.4%
Banco Bilbao Vizcaya Argentaria SA	127,629	1,746,241
Banco Santander SA	86,321	1,147,247
Industria de Diseno Textil SA	55,274	3,643,599
Tecnicas Reunidas SA	5,775	363,092
Telefonica SA	175,787	4,164,488

		11,064,667

Switzerland — 10.8%
ABB Ltd.*	94,281	2,059,267
Actelion Ltd.*	12,077	549,444
Compagnie Financiere Richemont SA (Class A Stock)	22,981	889,903
Credit Suisse Group AG	77,875	4,014,137
Julius Baer Group Ltd.	29,559	1,072,299
Lonza Group AG	12,124	988,869
Nestle SA	29,964	1,534,575
Novartis AG	37,996	2,052,231
Roche Holding AG	6,028	977,606
Sonova Holding AG	3,725	462,799
Swatch Group AG (The)	2,377	757,917
Syngenta AG	7,890	2,191,002
Zurich Financial Services AG	4,050	1,038,235

		18,588,284

Taiwan — 1.5%
Hon Hai Precision Industry Co. Ltd.	452,362	1,958,555
Taiwan Semiconductor Manufacturing Co. Ltd.	358,000	693,274

		2,651,829

Turkey — 0.4%
Turkiye Garanti Bankasi A/S	142,079	664,642

United Kingdom — 11.6%
Admiral Group PLC	26,894	538,713
Aggreko PLC	32,056	579,847
AMEC PLC	39,236	475,729
Amlin PLC	58,031	341,768
Antofagasta PLC	57,540	908,094
Autonomy Corp. PLC*	46,681	1,291,382
British Sky Broadcasting Group PLC	79,246	723,938
Cairn Energy PLC*	99,472	629,455
Compass Group PLC	165,110	1,317,914
HSBC Holdings PLC	233,837	2,370,377
Johnson Matthey PLC	15,434	408,931
NEXT PLC	23,552	773,415
Petrofac Ltd.	35,117	640,545
Reckitt Benckiser Group PLC	38,177	2,095,454
Rolls-Royce Group PLC*	195,958	1,770,812
Rotork PLC	18,838	401,070
Smith & Nephew PLC	64,266	640,241
Standard Chartered PLC	79,596	2,171,140
Tesco PLC	153,140	1,011,940
Vedanta Resources PLC	20,260	853,467

		19,944,232

United States — 1.2%
Transocean Ltd.*	23,893	2,063,877

TOTAL LONG-TERM INVESTMENTS (cost $141,867,908)		166,958,806

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $8,948,841; includes $5,219,917 of cash collateral for securities on loan)(b)(w)	8,948,841	8,948,841

TOTAL INVESTMENTS — 102.3% (cost $150,816,749)	175,907,647
Liabilities in excess of other assets(x) — (2.3)%	(3,951,263)

NET ASSETS — 100.0%	$171,956,384

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRFC	Preference Shares
CND	Canadian Dollar
GBP	British Pound
JPY	Japanese Yen
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $5,077,317; cash collateral of $5,219,917 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2010:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
British Pound, Expiring 06/14/10	Bank of New York	GBP	982	$1,476,044	$1,489,497	$(13,453)
Canadian Dollar, Expiring 06/17/10	Morgan Stanley	CND	665	646,145	654,693	(8,548)
Japanese Yen, Expiring 06/15/10	Bank of New York	JPY	274,781	3,038,907	2,940,424	98,483

				$5,161,096	$5,084,614	$76,482

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$3,048,458	$—	$—
Belgium	3,092,738	—	—
Bermuda	375,911	—	—
Brazil	10,029,208	—	—
Canada	9,104,638	—	—
Cayman Islands	454,720	—	—
Chile	991,205	—	—
China	3,112,430	—	—
Denmark	3,711,376	—	—
Finland	825,859	—	—
France	11,701,332	—	—
Germany	13,111,456	—	—
Hong Kong	6,526,373	—	—
India	4,455,861	—	—
Indonesia	1,285,768	—	—
Ireland	2,164,020	—	—
Israel	4,555,890	—	—
Italy	1,292,574	—	—
Japan	21,317,934	—	—
Malaysia	537,918	—	—
Mexico	509,823	—	—
Netherlands	2,618,855	—	—
Singapore	3,887,741	—	—
South Africa	2,137,513	—	—
South Korea	1,131,674	—	—
Spain	11,064,667	—	—
Switzerland	18,588,284	—	—
Taiwan	2,651,829	—	—
Turkey	664,642	—	—
United Kingdom	19,944,232	—	—
United States	2,063,877	—	—
Affiliated Money Market Mutual Fund	8,948,841	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	76,482	—

Total	$175,907,647	$76,482	$—

Fair Value of Level 2 investments at 12/31/09 was $134,184,988. $96,679,003 was transferred into Level 1 at 3/31/10 as a result of not using third-party vendor modeling tools to reflect any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

As of March 31, 2010, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments. As of December 31, 2009, the Portfolio’s use of significant unobservable inputs (Level 3) in determining the value of investments was immaterial to the Portfolio.

1

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 were as follows:

Banks	13.3%
Oil, Gas & Consumable Fuels	6.8
Pharmaceuticals	6.5
Retail & Merchandising	6.1
Affiliated Money Market Mutual Fund (3.0% represents investments purchased with collateral from securities on loan)	5.2
Metals & Mining	5.1
Chemicals	4.9
Electronic Components	4.0
Computers	3.7
Beverages	3.6
Foods	3.5
Automobile Manufacturers	3.5
Machinery	3.2
Distribution/Wholesale	3.1
Real Estate Operation & Development	3.1
Telecommunications	2.7
Healthcare Products	2.2
Office Equipment	2.0
Semiconductors	1.6
Construction & Engineering	1.4
Consumer Products & Services	1.2
Financial Services	1.2
Insurance	1.1
Biotechnology	1.1
Media & Entertainment	1.0
Aerospace & Defense	1.0
Holding Companies - Diversified	1.0
Transportation	0.9
Internet	0.9
Entertainment & Leisure	0.8
Construction	0.7
Hotels, Restaurants & Leisure	0.7
Household Durables	0.7
Commercial Services	0.6
Advertising	0.6
Building Materials	0.6
Apparel	0.6
Agriculture	0.6
Auto Parts & Equipment	0.6
Industrial Products	0.3
Airlines	0.3
Medical Products	0.3

102.3
Liabilities in excess of other assets	(2.3)

100.0%

SP INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 96.1%
	Shares	Value
COMMON STOCKS
Australia — 4.4%
AWB Ltd.*	206,038	$ 180,563
BHP Billiton Ltd.	51,542	2,061,699
Challenger Financial Services Group Ltd.	190,900	735,753
Downer EDI Ltd.	109,200	757,568
Emeco Holdings Ltd.	753,600	421,840
Goodman Fielder Ltd.	339,700	445,768
Macquarie Group Ltd.	13,200	572,338
Metcash Ltd.	131,700	500,338
OneSteel Ltd.	306,900	1,098,345
Pacific Brands Ltd.*	502,100	610,496
Tabcorp Holdings Ltd.	142,800	904,179
Telstra Corp. Ltd.	397,500	1,090,650

		9,379,537

Austria — 0.2%
Voestalpine AG	12,200	493,517

Belgium — 1.2%
AGFA-Gevaert NV*	84,400	653,194
Delhaize Group SA	14,700	1,181,353
Dexia NV/SA*	24,800	147,920
Solvay SA	5,100	524,272

		2,506,739

Brazil — 2.2%
BM&F BOVESPA SA	186,250	1,250,499
Embraer-Empresa Brasileira de Aeronautica SA, ADR	30,840	738,926
Natura Cosmeticos SA	46,300	944,303
Petroleo Brasileiro SA, ADR	38,390	1,707,971

		4,641,699

Canada — 2.3%
Canadian National Railway Co.	30,660	1,860,762
Canadian Natural Resources Ltd.	21,689	1,605,240
Potash Corp. of Saskatchewan, Inc.	11,360	1,355,816

		4,821,818

China — 2.3%
China Merchants Bank Co. Ltd. (Class H Stock)	625,258	1,691,138
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,929,520	2,233,668
Sinopharm Group Co. (Class H Stock)*	214,000	961,922

		4,886,728

Denmark — 2.0%
Danske Bank A/S*	13,800	339,504
H. Lundbeck A/S	25,300	476,917
Novo Nordisk A/S (Class B Stock)	28,912	2,243,489
Vestas Wind Systems A/S*	22,264	1,209,780

		4,269,690

Finland — 0.6%
Nokia Oyj	49,100	764,638
Rautaruukki Oyj	3,200	69,154
Tieto Oyj	21,500	497,731

		1,331,523

France — 10.3%
Air Liquide SA	13,298	1,596,378
AXA SA	99,990	2,224,311
BNP Paribas	38,870	2,985,154
Cap Gemini SA	9,500	467,956
Casino Guichard Perrachon SA	6,400	541,560
Ciments Francais SA	4,200	402,709
Credit Agricole SA	33,400	584,651
France Telecom SA	20,300	485,716
Lafarge SA	20,399	1,435,463
Lagardere SCA	12,800	517,961
LVMH Moet Hennessy Louis Vuitton SA	20,155	2,355,836
Rallye SA	12,800	472,233
Safran SA	59,300	1,545,814
Sanofi-Aventis SA	28,100	2,094,653
SCOR SE	19,100	482,415
SEB SA	7,200	477,630
Societe Generale	6,000	377,360
Thales SA	9,300	373,316
Total SA	10,200	592,123
Vivendi	64,600	1,728,908

		21,742,147

Germany — 8.1%
Allianz SE	12,200	1,529,655
BASF SE	12,500	775,278
Deutsche Bank AG	37,030	2,852,347
Deutsche Lufthansa AG	25,300	419,628
E.ON AG	45,300	1,672,486
Fresenius Medical Care AG & Co. KGaA	27,930	1,575,915
Hannover Rueckversicherung AG*	9,300	459,234
MTU Aero Engines Holding AG	9,700	564,342
Muenchener Rueckversicherungs-Gesellschaft AG	5,500	892,548
Rheinmetall AG	14,800	1,060,056
RWE AG	9,900	877,171
SAP AG	43,792	2,121,047
Suedzucker AG	21,700	478,914
ThyssenKrupp AG	13,800	474,458
Tognum AG	28,600	537,713
Volkswagen AG (PRFC Shares)	5,196	476,523
Vossloh AG	3,200	341,706

		17,109,021

Greece — 0.3%
National Bank of Greece SA*	34,580	695,916

Guernsey — 0.5%
Amdocs Ltd.*	36,160	1,088,778

Hong Kong — 2.9%
Chaoda Modern Agriculture Holdings Ltd.	567,462	604,425
CNOOC Ltd.	1,174,195	1,932,732
First Pacific Co.	986,400	639,030
Hong Kong Exchanges and Clearing Ltd.	101,077	1,687,166
Kingboard Chemical Holdings Ltd.	120,000	546,350
Noble Group Ltd.	282,000	616,834

Solomon Systech International Ltd.	525,000	52,066

		6,078,603

Ireland — 0.6%
Covidien PLC	21,550	1,083,534
Irish Life & Permanent Group Holdings PLC*	45,500	180,862

		1,264,396

Israel — 1.4%
Teva Pharmaceutical Industries Ltd., ADR	48,009	3,028,408

Italy — 2.0%
Banco Popolare Scarl*	23,700	164,854
Enel SpA	177,100	990,294
ENI SpA	31,400	736,673
Finmeccanica SpA	48,400	645,874
Fondiaria-SAI SpA	17,000	255,788
Intesa Sanpaolo SpA*	253,882	945,568
Telecom Italia SpA	314,100	452,242

		4,191,293

Japan — 15.3%
Aoyama Trading Co. Ltd.	30,100	496,784
Astellas Pharma, Inc.	31,200	1,129,661
Circle K Sunkus Co. Ltd.	31,000	384,308
COMSYS Holdings Corp.	50,500	488,849
Cosmo Oil Co. Ltd.	239,000	577,752
Fanuc Ltd.	13,212	1,401,894
Fukuoka Financial Group, Inc.	180,000	764,360
Fuyo General Lease Co. Ltd.	10,300	291,406
Hitachi Capital Corp.	31,300	445,612
Itochu Techno-Solutions Corp.	17,400	571,377
KDDI Corp.	150	776,554
Keihin Corp.	39,600	764,976
Keiyo Bank Ltd. (The)	121,000	583,709
Komatsu Ltd.	89,113	1,868,237
Konami Corp.	30,000	578,565
Kurabo Industries Ltd.	108,000	183,677
Kyoei Steel Ltd.	14,600	307,960
Kyorin Co. Ltd.	25,000	361,536
Kyowa Exeo Corp.	44,700	369,113
Marubeni Corp.	234,300	1,456,073
Miraca Holdings, Inc.	17,900	545,673
Mitsubishi Corp.	19,500	511,017
Mitsubishi Tanabe Pharma Corp.	41,000	578,885
Mitsubishi UFJ Financial Group, Inc.	343,890	1,802,397
Mitsui & Co. Ltd.	39,200	658,714
Mizuho Financial Group, Inc.	359,800	711,980
Namco Bandai Holdings, Inc.	56,700	552,505
Nichirei Corp.	134,000	501,658
Nippon Oil Corp.	111,000	559,215
Nippon Shokubai Co. Ltd.	61,000	551,342
Nippon Telegraph & Telephone Corp.	12,600	531,009
Nissan Shatai Co. Ltd.	56,000	446,850
NTT DoCoMo, Inc.	400	609,263
Sankyo Co. Ltd.	10,300	509,546
Sankyu, Inc.	123,000	606,514
Sanwa Holdings Corp.	136,000	453,867
Seino Holdings Co. Ltd.	60,000	427,425
Shimachu Co. Ltd.	22,500	479,891
Shizuoka Gas Co. Ltd.	77,000	440,635
Sumitomo Corp.	83,300	957,830
Sumitomo Mitsui Financial Group, Inc.	30,100	994,855
Sumitomo Trust & Banking Co. Ltd. (The)	43,000	252,048
Takeda Pharmaceutical Co. Ltd.	30,500	1,342,470
Takefuji Corp.	62,000	263,943
Tokyo Steel Manufacturing Co. Ltd.	26,200	328,166
Toppan Forms Co. Ltd.	50,100	553,035
Toyota Motor Corp.	41,400	1,658,391
Tsuruha Holdings, Inc.	13,300	476,575
Yokohama Rubber Co. Ltd. (The)	82,700	389,218

		32,497,320

Liechtenstein — 0.2%
Verwaltungs-und Privat-Bank AG	2,900	316,294

Mexico — 1.5%
America Movil SAB de CV (Class L Stock), ADR	29,393	1,479,643
Wal-Mart de Mexico SAB de CV (Class V Stock)	349,130	1,788,890

		3,268,533

Netherlands — 4.2%
CSM NV	19,501	605,801
ING Groep NV, CVA*	126,600	1,263,982
Koninklijke DSM NV	11,200	499,430
Koninklijke KPN NV	68,300	1,082,092
Koninklijke Philips Electronics NV	19,900	638,086
Nutreco Holding NV	7,000	441,057
Royal Dutch Shell PLC (Class B Stock)	105,500	2,906,541
Schlumberger Ltd.	23,250	1,475,445

		8,912,434

New Zealand — 0.3%
Air New Zealand Ltd.	580,000	523,243

Norway — 0.5%
DnB NOR ASA*	44,800	511,832
Statoil ASA	21,037	487,059

		998,891

Portugal — 0.2%
Portugal Telecom SGPS SA	43,200	483,008

Singapore — 0.9%
MobileOne Ltd.	293,000	435,641
Oversea-Chinese Banking Corp. Ltd.	144,000	896,558
Venture Corp. Ltd.	92,000	573,459

		1,905,658

South Korea — 0.6%
Hyundai Motor Co.	11,738	1,198,231

Spain — 3.0%
Banco Bilbao Vizcaya Argentaria SA	69,800	955,015
Banco Espanol de Credito SA	40,600	427,726
Banco Santander SA	154,600	2,054,707
Repsol YPF SA	38,000	899,727
Telefonica SA	85,110	2,016,302

		6,353,477

Sweden — 1.6%
Boliden AB	64,600	923,292
Hennes & Mauritz AB (Class B Stock)	31,437	2,042,364
Svenska Cellulosa AB SCA (Class B Stock)	37,200	524,466

		3,490,122

Switzerland — 6.9%
Baloise Holding AG	8,500	753,746
Clariant AG*	61,900	787,252
Credit Suisse Group AG	8,200	422,676
Georg Fischer AG*	1,400	513,847
Julius Baer Group Ltd.	20,932	759,341
Logitech International SA*	45,570	749,848
Nestle SA	40,300	2,063,923
Novartis AG	62,352	3,367,741
Roche Holding AG	10,465	1,697,188
Swiss Reinsurance Co. Ltd.	17,800	876,157
Swisscom AG	3,200	1,167,830
Zurich Financial Services AG	5,500	1,409,949

		14,569,498

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	89,824	942,254

Turkey — 0.4%
Turkcell Iletisim Hizmet A/S	147,490	898,885

United Kingdom — 18.2%
ARM Holdings PLC	296,500	1,072,202
AstraZeneca PLC	33,300	1,485,154
Aviva PLC	72,600	424,486
Barclays PLC	125,400	685,630
Beazley PLC	207,230	340,886
BP PLC	456,935	4,322,639
Brit Insurance Holdings NV	32,375	369,695
British American Tobacco PLC	59,012	2,034,140
British Sky Broadcasting Group PLC	152,745	1,395,376
BT Group PLC	150,000	282,027
Cairn Energy PLC*	91,800	580,907
Carnival PLC	49,113	2,016,005
Centrica PLC	109,200	487,024
Dairy Crest Group PLC	40,400	227,939
Davis Service Group PLC	74,900	480,670
Drax Group PLC	129,400	733,616
DS Smith PLC	260,700	533,284
GlaxoSmithKline PLC	88,700	1,703,388
Home Retail Group PLC	149,600	615,217
IMI PLC	68,400	685,059
Kingfisher PLC	394,130	1,282,307
Legal & General Group PLC	394,400	526,980
Logica PLC	232,100	480,768
Marston’s PLC	104,410	145,291
Meggitt PLC	122,700	569,204
Northern Foods PLC	162,900	143,871
Old Mutual PLC*	678,700	1,261,658
Pearson PLC	72,851	1,145,310
Reckitt Benckiser Group PLC	37,286	2,046,549
RSA Insurance Group PLC	195,300	377,868
SABMiller PLC	50,040	1,467,075
Smith & Nephew PLC	86,450	861,247
Spectris PLC	45,900	576,379
Standard Chartered PLC	72,997	1,991,139
Tate & Lyle PLC	67,800	467,309
Tesco PLC	324,321	2,143,094
Thomas Cook Group PLC	150,100	614,540
TT Electronics PLC*	127,500	194,448
Tullett Prebon PLC	119,900	636,272
Vodafone Group PLC	549,400	1,267,243

		38,673,896

United States — 0.6%
Southern Copper Corp.	26,350	834,505
Thomson Reuters Corp.	13,200	480,354

		1,314,859

TOTAL LONG-TERM INVESTMENTS (cost $186,504,248)		203,876,416

SHORT-TERM INVESTMENT — 4.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $9,200,905)(w)	9,200,905	9,200,905

TOTAL INVESTMENTS(o) — 100.4% (cost $195,705,153)		213,077,321
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (0.4)%		(945,357)

NET ASSETS — 100.0%		$212,131,964

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
PRFC	Preference Shares
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
*	Non-income producing security.
(o)	As of March 31, 2010, 1 security representing $559,215 and 0.3% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2010:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	3,750	$281,341	$301,445	$20,104

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 05/04/10	State Street Bank	BRL	4,103	$2,260,357	$2,290,856	$(30,499)
Euro,
Expiring 07/26/10	State Street Bank	EUR	629	872,410	849,567	22,843
Expiring 07/26/10	State Street Bank	EUR	656	886,407	886,035	372
Expiring 07/26/10	State Street Bank	EUR	1,458	2,004,342	1,969,267	35,075
Expiring 07/26/10	State Street Bank	EUR	1,459	2,052,740	1,970,618	82,122
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	36,880	2,799,879	2,964,615	(164,736)

				$10,876,135	$10,930,958	$(54,823)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 were as follows:

Banks	11.1%
Insurance	5.8
Oil & Gas	5.3
Pharmaceuticals & Biotechnology	4.8
Pharmaceuticals	4.6
Telecommunications	4.3
Affiliated Money Market Mutual Fund	4.3
Diversified Financials	3.8
Energy	3.5
Materials	3.5
Food, Beverage, & Tobacco	2.7
Foods	2.6
Capital Goods	2.6
Media	2.4
Healthcare Equipment & Services	2.1
Telecommunication Services	2.1
Food & Drug Retailing	1.8
Aerospace/Defense	1.8
Chemicals	1.8
Electric	1.7
Distribution/Wholesale	1.6
Retailing	1.6
Software/Services	1.5
Diversified Financial Services	1.4
Household & Personal Products	1.4
Transportation	1.4
Automobiles & Components	1.4
Retail	1.3
Electronics	1.2
Iron/Steel	1.1
Consumer Durables & Apparel	1.1
Computers	0.9
Hotels, Restaurants & Leisure	0.9
Semiconductors & Semiconductor Equipment	0.9
Holding Companies - Diversified	0.9
Auto Parts & Equipment	0.8
Engineering/Construction	0.8
Machinery & Equipment	0.8
Commercial Services	0.7
Entertainment	0.6
Miscellaneous Manufacturing	0.6
Airlines	0.5
Gas	0.4
Automobile Manufacturers	0.4
Mining	0.4
Building Materials	0.4
Agriculture	0.4
Technology Hardware & Equipment	0.3
Leisure Time	0.3
Household Products/ Wares	0.3
Software	0.3
Toys	0.3
Forest & Paper Products	0.3
Paper & Forest Products	0.2
Home Furnishings	0.2
Textiles	0.1
Beverages	0.1

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$9,379,537	$—	$—
Austria	493,517	—	—
Belgium	2,506,739	—	—
Brazil	4,641,699	—	—
Canada	4,821,818	—	—
China	4,886,728	—	—
Denmark	4,269,690	—	—
Finland	1,331,523	—	—
France	21,742,147	—	—
Germany	17,109,021	—	—
Greece	695,916	—	—
Guernsey	1,088,778	—	—
Hong Kong	6,078,603	—	—
Ireland	1,264,396	—	—
Israel	3,028,408	—	—
Italy	4,191,293	—	—
Japan	31,938,105	—	559,215
Liechtenstein	316,294	—	—
Mexico	3,268,533	—	—
Netherlands	8,912,434	—	—
New Zealand	523,243	—	—
Norway	998,891	—	—
Portugal	483,008	—	—
Singapore	1,905,658	—	—
South Korea	1,198,231	—	—
Spain	6,353,477	—	—
Sweden	3,490,122	—	—
Switzerland	14,569,498	—	—
Taiwan	942,254	—	—
Turkey	898,885	—	—
United Kingdom	38,673,896	—	—
United States	1,314,859	—	—
Affiliated Money Market Mutual Fund	9,200,905	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(34,719)	—

Total	$212,518,106	$(34,719)	$559,215

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/09 was $176,510,264. $174,283,554 was transferred into Level 1 at 3/31/10 as a result of not using third-party vendor modeling tools to reflect lack of significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

As of March 31, 2010 and December 31, 2009, the Portfolio’s use of significant unobservable inputs (Level 3) in determining the value of investments was immaterial to the Portfolio.

SP MID CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace — 1.0%
Rockwell Collins, Inc.(a)	13,000	$813,670

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.(a)	17,000	949,450

Apparel — 0.4%
Polo Ralph Lauren Corp.	4,250	361,420

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.*	18,500	1,005,845
Human Genome Sciences, Inc.*	20,000	604,000
Life Technologies Corp.*	7,500	392,025
Talecris Biotherapeutics Holdings Corp.*	37,500	747,000

		2,748,870

Cable — 0.6%
Scripps Networks Interactive, Inc. (Class A Stock)	11,500	510,025

Chemicals — 0.5%
Sigma-Aldrich Corp.	8,500	456,110

Clothing & Apparel — 0.8%
Coach, Inc.	17,500	691,600

Commercial Services — 4.4%
Alliance Data Systems Corp.*(a)	9,000	575,910
Hewitt Associates, Inc. (Class A Stock)*	7,500	298,350
HMS Holdings Corp.*	17,500	892,325
Manpower, Inc.	7,500	428,400
Nalco Holding Co.	20,000	486,600
SEI Investments Co.	20,500	450,385
Verisk Analytics, Inc. (Class A Stock)*	22,000	620,400

		3,752,370

Computer Hardware — 1.8%
Cognizant Technology Solutions Corp. (Class A Stock)*	20,000	1,019,600
Western Digital Corp.*	12,500	487,375

		1,506,975

Computer Services & Software — 4.2%
Allscripts-Misys Healthcare Solutions, Inc.*(a)	35,000	684,600
Avago Technologies Ltd. (Singapore)*	43,000	884,080
MICROS Systems, Inc.*(a)	18,000	591,840
salesforce.com, Inc.*(a)	7,500	558,375
Sybase, Inc.*(a)	18,500	862,470

		3,581,365

Computers & Peripherals — 0.8%
NetApp, Inc.*	20,000	651,200

Consumer Products & Services — 1.0%
Church & Dwight Co., Inc.	13,000	870,350

Distribution/Wholesale — 2.4%
Fastenal Co.(a)	24,000	1,151,760
W.W. Grainger, Inc.	8,500	919,020

		2,070,780

Diversified Financial Services — 1.1%
IntercontinentalExchange, Inc.*	8,500	953,530

Diversified Machinery — 0.9%
Flowserve Corp.	6,500	716,755

Education — 2.6%
DeVry, Inc.	15,500	1,010,600
Strayer Education, Inc.(a)	4,800	1,168,896

		2,179,496

Electrical Equipment — 1.0%
Roper Industries, Inc.	15,000	867,600

Electronic Components — 4.8%
AMETEK, Inc.	26,500	1,098,690
Amphenol Corp. (Class A Stock)	18,000	759,420
Dolby Laboratories, Inc. (Class A Stock)*(a)	22,000	1,290,740
Trimble Navigation Ltd.*(a)	30,750	883,140

		4,031,990

Electronics — 2.4%
Agilent Technologies, Inc.*	12,500	429,875
Gentex Corp.	19,500	378,690
National Instruments Corp.	26,500	883,775
Sensata Technologies Holding NV (Netherlands)*(a)	20,000	359,200

		2,051,540

Entertainment & Leisure — 2.6%
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	19,000	748,410
WMS Industries, Inc.*(a)	35,000	1,467,900

		2,216,310

Environmental Control — 1.7%
Stericycle, Inc.*(a)	26,000	1,417,000

Financial Services — 2.4%
Affiliated Managers Group, Inc.*	11,500	908,500
MSCI, Inc. (Class A Stock)*(a)	30,000	1,083,000

		1,991,500

Food — 0.5%
J.M. Smucker Co. (The)	7,500	451,950

Healthcare Products — 3.7%
Edwards Lifesciences Corp.*(a)	8,500	840,480
Intuitive Surgical, Inc.*	1,500	522,195
ResMed, Inc.*(a)	8,500	541,025
Sirona Dental Systems, Inc.*	13,000	494,390
Volcano Corp.*	30,000	724,800

		3,122,890

Household Products/Wares — 0.4%
Scotts Miracle-Gro Co. (The) (Class A Stock)	7,500	347,625

Internet — 3.0%
Ctrip.com International Ltd., ADR (Cayman Islands)*	11,000	431,200
Equinix, Inc.*(a)	10,000	973,400
F5 Networks, Inc.*	13,500	830,385
WebMD Health Corp.*	7,000	324,660

		2,559,645

Lodging — 0.6%
Hyatt Hotels Corp. (Class A Stock)*(a)	12,500	487,000

Machinery — 0.4%
Cummins, Inc.	5,000	309,750

Manufacturing — 1.2%
Danaher Corp.	13,000	1,038,830

Media — 0.6%
Discovery Communications, Inc. (Class A Stock)*(a)	15,500	523,745

Medical Products — 0.5%
Dendreon Corp.*(a)	11,500	419,405

Medical Supplies & Equipment — 1.5%
NuVasive, Inc.*(a)	27,500	1,243,000

Metals & Mining — 2.8%
Cliffs Natural Resources, Inc.	15,000	1,064,250
Precision Castparts Corp.	10,500	1,330,455

		2,394,705

Miscellaneous Manufacturers — 0.5%
Pall Corp.	10,000	404,900

Oil & Gas Services — 2.5%
CARBO Ceramics, Inc.(a)	18,500	1,153,290
Core Laboratories NV (Netherlands)(a)	7,550	987,540

		2,140,830

Oil, Gas & Consumable Fuels — 5.8%
Cabot Oil & Gas Corp.	12,500	460,000
Concho Resources, Inc.*	30,000	1,510,800
Oceaneering International, Inc.*	10,000	634,900
Range Resources Corp.	17,000	796,790
Southwestern Energy Co.*	19,500	794,040
Whiting Petroleum Corp.*	8,500	687,140

		4,883,670

Pharmaceuticals — 4.6%
BioMarin Pharmaceutical, Inc.*(a)	20,000	467,400
Express Scripts, Inc.*	15,000	1,526,400
Mead Johnson Nutrition Co.	21,500	1,118,645
Mylan, Inc.*(a)	36,500	828,915

		3,941,360

Printing & Publishing — 1.7%
VistaPrint NV (Netherlands)*(a)	24,500	1,402,625

Real Estate — 1.1%
Jones Lang LaSalle, Inc.	12,500	911,125

Retail & Merchandising — 6.5%
Abercrombie & Fitch Co. (Class A Stock)	12,500	570,500
Bed Bath & Beyond, Inc.*(a)	23,500	1,028,360
Dollar Tree, Inc.*(a)	16,000	947,520
J. Crew Group, Inc.*(a)	20,500	940,950
Nordstrom, Inc.	24,000	980,400
Ross Stores, Inc.	20,000	1,069,400

		5,537,130

Semiconductors — 5.2%
Analog Devices, Inc.	25,000	720,500
Marvell Technology Group Ltd. (Bermuda)*	44,000	896,720
Microchip Technology, Inc.(a)	30,000	844,800
Novellus Systems, Inc.*	18,500	462,500
Rovi Corp.*	25,000	928,250
Varian Semiconductor Equipment Associates, Inc.*	18,000	596,160

		4,448,930

Semiconductors & Semiconductor Equipment — 1.0%
Silicon Laboratories, Inc.*(a)	18,000	858,060

Software — 4.1%
ANSYS, Inc.*	26,000	1,121,640
Citrix Systems, Inc.*(a)	10,500	498,435
Informatica Corp.*	21,500	577,490
McAfee, Inc.*	10,000	401,300
MedAssets, Inc.*(a)	20,000	420,000
Solera Holdings, Inc.	12,500	483,125

		3,501,990

Specialty Retail — 2.3%
Urban Outfitters, Inc.*	35,000	1,331,050
Williams-Sonoma, Inc.(a)	24,500	644,105

		1,975,155

Telecommunications — 5.9%
American Tower Corp. (Class A Stock)*	20,000	852,200
Crown Castle International Corp.*	15,000	573,450
Juniper Networks, Inc.*	16,000	490,880
NII Holdings, Inc.*	20,000	833,200
Polycom, Inc.*	14,000	428,120
SBA Communications Corp. (Class A Stock)*	50,000	1,803,500

		4,981,350

Transportation — 1.1%
J.B. Hunt Transport Services, Inc.(a)	26,000	932,880

TOTAL LONG-TERM INVESTMENTS (cost $66,511,760)		84,208,456

SHORT-TERM INVESTMENT — 30.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $25,782,869; includes $25,022,526 of cash collateral for securities on loan)(b)(w)	25,782,869	25,782,869

TOTAL INVESTMENTS — 129.5% (cost $92,294,629)		109,991,325
Liabilities in excess of other assets — (29.5)%		(25,088,075)

NET ASSETS — 100.0%		$84,903,250

The following abbreviation is used in the Portfolio descriptions.

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $24,323,457; cash collateral of $25,022,526 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$84,208,456	$—	$—
Affiliated Money Market Mutual Fund	25,782,869	—	—

Total	$109,991,325	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 1.7%
ITT Corp.	45,800	$2,455,338

Air Freight & Logistics — 0.8%
Expeditors International of Washington, Inc.	32,200	1,188,824

Biotechnology — 0.8%
Vertex Pharmaceuticals, Inc.(a)(b)	29,600	1,209,752

Capital Markets — 3.2%
Eaton Vance Corp.	77,300	2,592,642
TD Ameritrade Holding Corp.(b)	114,700	2,186,182

		4,778,824

Chemicals — 2.1%
Ecolab, Inc.	54,600	2,399,670
FMC Corp.	12,800	774,912

		3,174,582

Commercial Services & Supplies — 2.7%
Copart, Inc.(b)	30,500	1,085,800
Iron Mountain, Inc.(a)	108,100	2,961,940

		4,047,740

Communications Equipment — 1.1%
Juniper Networks, Inc.(b)	54,600	1,675,128

Computers & Peripherals — 1.4%
NetApp, Inc.(b)	64,998	2,116,335

Diversified Consumer Services — 1.3%
Apollo Group, Inc. (Class A Stock)(b)	30,600	1,875,474

Electrical Equipment — 2.8%
AMETEK, Inc.	51,600	2,139,336
Roper Industries, Inc.	35,200	2,035,968

		4,175,304

Electronic Equipment & Instruments — 3.0%
Amphenol Corp. (Class A Stock)	34,900	1,472,431
Anixter International, Inc.(a)(b)	41,000	1,920,850
FLIR Systems, Inc.(b)	34,700	978,540

		4,371,821

Energy Equipment & Services — 1.5%
Cameron International Corp.(b)	52,700	2,258,722

Food Products — 3.9%
Bunge Ltd.	23,000	1,417,490
ConAgra Foods, Inc.	74,100	1,857,687
Mead Johnson Nutrition Co.	9,000	468,270
Ralcorp Holdings, Inc.(b)	29,800	2,019,844

		5,763,291

Healthcare Equipment & Supplies — 2.8%
Beckman Coulter, Inc.	29,200	1,833,760
C.R. Bard, Inc.	27,200	2,356,064

		4,189,824

Healthcare Providers & Services — 10.3%
Community Health Systems, Inc.(a)(b)	40,400	1,491,972
DaVita, Inc.(b)	52,400	3,322,160
Express Scripts, Inc.(b)	25,700	2,615,232
Henry Schein, Inc.(a)(b)	35,700	2,102,730
Laboratory Corp. of America Holdings(a)(b)	23,000	1,741,330
Patterson Cos., Inc.	57,200	1,776,060
Quest Diagnostics, Inc.	38,400	2,238,336

		15,287,820

Hotels, Restaurants & Leisure — 4.3%
Darden Restaurants, Inc.	43,900	1,955,306
Tim Hortons, Inc.(a)	63,600	2,072,724

Yum! Brands, Inc.	62,700	2,403,291

		6,431,321

Household Products — 1.8%
Church & Dwight Co., Inc.	39,800	2,664,610

Insurance — 1.3%
W.R. Berkley Corp.	71,400	1,862,826

Internet Software & Services — 3.8%
Akamai Technologies, Inc.(a)(b)	63,000	1,978,830
VeriSign, Inc.(a)(b)	138,100	3,591,981

		5,570,811

IT Services — 3.4%
Alliance Data Systems Corp.(a)(b)	29,700	1,900,503
Amdocs Ltd.(b)	70,800	2,131,788
Cognizant Technology Solutions Corp. (Class A Stock)(b)	20,500	1,045,090

		5,077,381

Life Sciences Tools & Services — 2.8%
Charles River Laboratories International, Inc.(b)	26,400	1,037,784
Thermo Fisher Scientific, Inc.(b)	60,700	3,122,408

		4,160,192

Machinery — 2.5%
Danaher Corp.	26,300	2,101,633
IDEX Corp.	47,830	1,583,173

		3,684,806

Metals & Mining — 1.7%
Agnico-Eagle Mines Ltd.	25,000	1,391,750
Cliffs Natural Resources, Inc.	15,900	1,128,105

		2,519,855

Multiline Retail — 1.2%
Dollar Tree, Inc.(b)	29,600	1,752,912

Oil, Gas & Consumable Fuels — 5.0%
Alpha Natural Resources, Inc.(b)	15,800	788,262
Newfield Exploration Co.(a)(b)	22,700	1,181,535
Range Resources Corp.	22,300	1,045,201
Southwestern Energy Co.(b)	80,600	3,282,032
Ultra Petroleum Corp.(b)	25,000	1,165,750

		7,462,780

Personal Products — 1.4%
Avon Products, Inc.	62,900	2,130,423

Pharmaceuticals — 1.5%
Mylan, Inc.(a)(b)	79,500	1,805,445
Perrigo Co.	7,700	452,144

		2,257,589

Professional Services — 1.8%
FTI Consulting, Inc.(a)(b)	19,400	762,808
Robert Half International, Inc.(a)	63,700	1,938,391

		2,701,199

Real Estate Investment Trusts — 3.0%
Annaly Capital Management, Inc.(a)	257,900	4,430,722

Semiconductors & Semiconductor Equipment — 4.7%
Altera Corp.	46,500	1,130,415
Broadcom Corp. (Class A Stock)(a)	67,750	2,247,945
Marvell Technology Group Ltd.(a)(b)	49,400	1,006,772
Maxim Integrated Products, Inc.	61,600	1,194,424
Xilinx, Inc.	55,100	1,405,050

		6,984,606

Software — 5.3%
Adobe Systems, Inc.(b)	39,800	1,407,726
Check Point Software Technologies(a)(b)	67,600	2,370,056
Nuance Communications, Inc.(b)	79,300	1,319,552
Sybase, Inc.(b)	36,700	1,710,954
Symantec Corp.(b)	64,600	1,093,032

		7,901,320

Specialty Retail — 6.8%
Bed Bath & Beyond, Inc.(b)	37,100	1,623,496
GameStop Corp. (Class A Stock)(a)(b)	70,300	1,540,273
Guess?, Inc.	36,800	1,728,864
Ross Stores, Inc.	34,100	1,823,327
TJX Cos., Inc.	58,500	2,487,420
Urban Outfitters, Inc.(b)	22,800	867,084

		10,070,464

Textiles, Apparel & Luxury Goods — 1.1%
Phillips-Van Heusen Corp.	27,300	1,565,928

Wireless Telecommunication Services — 6.0%
American Tower Corp. (Class A Stock)(b)	65,100	2,773,911
Crown Castle International Corp.(b)	76,000	2,905,480
NII Holdings, Inc.(b)	76,100	3,170,326

		8,849,717

TOTAL LONG-TERM INVESTMENTS (cost $111,123,620)		146,648,241

SHORT-TERM INVESTMENT — 23.0%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $34,199,316; includes $32,467,211 of cash collateral received for securities on loan)(c)(d)	34,199,316	34,199,316

TOTAL INVESTMENTS — 121.8% (cost $145,322,936)		180,847,557
LIABILITIES IN EXCESS OF OTHER ASSETS — (21.8)%		(32,400,823)

NET ASSETS — 100.0%		$148,446,734

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $31,592,428; cash collateral of $32,467,211 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$146,648,241	$—	$—
Affiliated Money Market Mutual Fund	34,199,316	—	—

Total	$180,847,557	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 98.4%
	Shares	Value
COMMON STOCKS
Aerospace & Defense — 1.0%
AAR Corp.*	33,051	$ 820,326
Spirit Aerosystems Holdings, Inc. (Class A Stock)*(a)	37,590	878,854
TransDigm Group, Inc.	8,169	433,284

		2,132,464

Airlines — 0.7%
AirTran Holdings, Inc.*(a)	235,680	1,197,255
JetBlue Airways Corp.*(a)	58,352	325,604

		1,522,859

Auto Components — 1.2%
Cooper Tire & Rubber Co.	71,550	1,360,881
Superior Industries International, Inc.	32,230	518,259
TRW Automotive Holdings Corp.*	29,740	849,969

		2,729,109

Automotive Parts — 0.4%
Asbury Automotive Group, Inc.*	22,159	294,715
Tenneco, Inc.*	21,980	519,827

		814,542

Banks — 1.5%
Bridge Capital Holdings*(a)	8,628	78,946
Dime Community Bancshares	15,945	201,385
East West Bancorp, Inc.	33,683	586,758
Hancock Holding Co.	19,219	803,546
Lakeland Financial Corp.	12,040	229,362
Pinnacle Financial Partners, Inc.*	29,715	448,994
Sierra Bancorp	6,701	86,376
Trico Bancshares	15,650	311,435
UMB Financial Corp.	13,197	535,798

		3,282,600

Building Materials — 0.7%
Comfort Systems USA, Inc.	81,961	1,023,693
Universal Forest Products, Inc.	14,684	565,628

		1,589,321

Building Products — 0.6%
Gibraltar Industries, Inc.*	74,640	941,211
Simpson Manufacturing Co., Inc.	16,440	456,374

		1,397,585

Capital Markets — 3.0%
Affiliated Managers Group, Inc.*(a)	14,550	1,149,450
Artio Global Investors, Inc.	49,320	1,220,177
Cohen & Steers, Inc.	23,250	580,320
Duff & Phelps Corp. (Class A Stock)	35,760	598,622
FBR Capital Markets Corp.*	148,860	677,313
HFF, Inc. (Class A Stock)*	108,900	809,127
MF Global Holdings Ltd.*(a)	37,510	302,706
Raymond James Financial, Inc.	30,510	815,837
Teton Advisors, Inc. (Class A Stock)	398	4,577
Thomas Weisel Partners Group, Inc.*	97,410	381,847

		6,539,976

Chemicals — 2.9%
Ferro Corp.*	110,860	974,459
Fuller (H.B.) Co.	43,020	998,494
Koppers Holdings, Inc.	22,810	645,979
Minerals Technologies, Inc.	20,703	1,073,244
PolyOne Corp.*	147,293	1,508,280
Rockwood Holdings, Inc.*(a)	8,590	228,666
Solutia, Inc.*	62,490	1,006,714

		6,435,836

Clothing & Apparel — 0.5%
G-III Apparel Group Ltd.*	13,850	381,706
Gymboree Corp.*	15,805	816,012

		1,197,718

Commercial Banks — 6.6%
Bancorp, Inc. (The)*	189,249	1,684,316
City National Corp.	9,640	520,271
CoBiz Financial, Inc.	27,023	168,353
Cullen / Frost Bankers, Inc.	16,190	903,402
First Midwest Bancorp, Inc.	15,290	207,179
First Security Group, Inc.	168,904	364,833
FNB Corp.	39,946	323,962
Heritage Financial Corp.*	10,460	157,841
IBERIABANK Corp.	30,454	1,827,545
KeyCorp	128,540	996,185
Sandy Spring Bancorp, Inc.	13,120	196,800
Signature Bank*(a)	77,318	2,864,632
Simmons First National Corp. (Class A Stock)	7,670	211,462
SVB Financial Group*(a)	18,790	876,741
Tompkins Financial Corp.	8,899	324,636
Umpqua Holdings Corp.	68,630	910,034
Webster Financial Corp.	7,440	130,126
Wintrust Financial Corp.	46,930	1,746,265

		14,414,583

Commercial Services — 0.5%
Convergys Corp.*	36,360	445,773
Monro Muffler Brake, Inc.(a)	12,079	431,945
On Assignment, Inc.*	36,305	258,855

		1,136,573

Commercial Services & Supplies — 0.7%
EnergySolutions, Inc.	42,070	270,510
PHH Corp.*	9,350	220,379
School Specialty, Inc.*	14,981	340,219
United Stationers, Inc.*	12,760	750,926

		1,582,034

Communication Equipment — 1.3%
Bel Fuse, Inc. (Class B Stock)	11,580	233,337
Black Box Corp.	17,670	543,529
Digi International, Inc.*	49,000	521,360
Plantronics, Inc.	48,640	1,521,459

		2,819,685

Computer Hardware — 0.6%
Electronics for Imaging, Inc.*	71,720	834,103
MTS Systems Corp.	16,788	487,356

		1,321,459

Computer Services & Software — 1.4%
Avid Technology, Inc.*(a)	50,632	697,709
JDA Software Group, Inc.*	15,931	443,200
Mentor Graphics Corp.*	68,650	550,573
Monotype Imaging Holdings, Inc.*	28,243	274,804
NetScout Systems, Inc.*	23,690	350,375
Parametric Technology Corp.*	46,693	842,809

		3,159,470

Computers & Peripherals — 0.1%
Rimage Corp.*	18,140	262,304

Construction & Engineering — 1.4%
EMCOR Group, Inc.*(a)	31,670	780,032
Granite Construction, Inc.	6,250	188,875
Meritage Homes Corp.*	36,170	759,570
Michael Baker Corp.*	3,960	136,541
Ryland Group, Inc.	12,464	279,692
Tutor Perini Corp.*(a)	43,580	947,865

		3,092,575

Consumer Finance — 0.1%
First Cash Financial Services, Inc.*	14,573	314,340

Consumer Products & Services — 0.3%
Central Garden & Pet Co.*	42,270	417,205
Elizabeth Arden, Inc.*	17,803	320,454

		737,659

Containers & Packaging — 0.3%
AptarGroup, Inc.(a)	14,360	565,066

Distribution/Wholesale — 0.5%
Watsco, Inc.	19,111	1,087,034

Diversified Consumer Services — 0.7%
Sotheby’s(a)	13,560	421,580
Steiner Leisure Ltd. (Bahamas)*	25,130	1,113,762

		1,535,342

Diversified Financial Services — 0.5%
Boston Private Financial Holdings, Inc.	32,910	242,547
E*Trade Financial Corp.*	317,150	523,297
KBW, Inc.*	13,717	368,987

		1,134,831

Diversified Machinery — 0.2%
Intermec, Inc.*	22,859	324,141

Electric Utilities — 1.0%
Great Plains Energy, Inc.	9,570	177,715
MGE Energy, Inc.	15,378	543,766
MYR Group, Inc.*	14,500	236,495
NorthWestern Corp.	7,460	200,003
NV Energy, Inc.	65,610	808,971
Portland General Electric Co.	16,250	313,787

		2,280,737

Electrical Equipment — 1.5%
EnerSys*	31,220	769,885
GrafTech International Ltd.*	28,440	388,775
Regal-Beloit Corp.	35,160	2,088,856

		3,247,516

Electronic Components & Equipment — 0.7%
AVX Corp.	31,486	447,101
Empire District Electric Co. (The)	4,991	89,938
Park Electrochemical Corp.	15,390	442,309
Watts Water Technologies, Inc. (Class A Stock)(a)	18,490	574,299

		1,553,647

Electronic Equipment & Instruments — 0.2%
Littelfuse, Inc.*	9,230	350,832

Electronics — 0.3%
Checkpoint Systems, Inc.*	29,970	662,936

Energy Equipment & Services — 3.0%
Atlas Energy, Inc.*	44,550	1,386,396
Dril-Quip, Inc.*(a)	14,464	879,990
Gulf Island Fabrication, Inc.	29,490	641,407
Hornbeck Offshore Services, Inc.*	27,240	505,847
ION Geophysical Corp.*	71,150	350,058
Key Energy Services, Inc.*(a)	43,620	416,571
Matrix Service Co.*	70,430	757,827
National Oilwell Varco, Inc.	10,880	441,510
Superior Well Services, Inc.*(a)	47,340	633,409
T-3 Energy Services, Inc.*	23,930	587,721

		6,600,736

Entertainment & Leisure — 0.7%
Gaylord Entertainment Co.*(a)	24,860	728,150
Polaris Industries, Inc.	6,330	323,843
WMS Industries, Inc.*(a)	11,460	480,632

		1,532,625

Environmental Services — 0.3%
Waste Connections, Inc.*(a)	20,046	680,762

Exchange Traded Funds — 1.9%
iShares Nasdaq Biotechnology Index Fund*(a)	13,060	1,187,676
iShares Russell 2000 Value Index Fund(a)	44,933	2,868,523

		4,056,199

Financial - Bank & Trust — 3.1%
Bank of the Ozarks, Inc.(a)	20,724	729,278
Capital City Bank Group, Inc.(a)	6,940	98,895
First Financial Bankshares, Inc.(a)	18,562	956,871
FirstMerit Corp.(a)	32,766	706,763
Glacier Bancorp, Inc.	74,329	1,132,031
NewAlliance Bancshares, Inc.	32,928	415,551
Northwest Bancshares, Inc.	14,150	166,121
PacWest Bancorp	8,069	184,135
Prosperity Bancshares, Inc.	23,078	946,198
Retail Opportunity Investments Corp.*(a)	38,300	387,596
SCBT Financial Corp.	15,409	570,749
Seacoast Banking Corp. of Florida*	9,771	16,708
Southcoast Financial Corp.*	13,375	48,484
Summit State Bank	8,712	58,806
Texas Capital Bancshares, Inc.*	9,532	181,013
United Community Banks, Inc.*(a)	16,578	73,109
WSFS Financial Corp.	4,829	188,331

		6,860,639

Financial Services — 2.5%
Apollo Investment Corp.	53,262	678,025
Ares Capital Corp.	48,987	726,967
Berkshire Hills Bancorp, Inc.	5,391	98,817
BGC Partners, Inc. (Class A Stock)	29,666	181,259
Brookline Bancorp, Inc.	43,530	463,159
Cypress Sharpridge Investments, Inc.(a)	43,587	583,194
Home Bancshares, Inc.	14,567	385,151
Knight Capital Group, Inc. (Class A Stock)*(a)	26,532	404,613
MB Financial, Inc.	16,390	369,267
Ocwen Financial Corp.*	22,450	248,971
PennantPark Investment Corp.	35,517	367,956
Piper Jaffray Cos.*	9,470	381,641
RSC Holdings, Inc.*	74,683	594,477

		5,483,497

Food & Beverage — 0.1%
DineEquity, Inc.*	2,560	101,274

Food & Staples Retailing — 0.8%
Casey’s General Stores, Inc.(a)	36,905	1,158,817
Weis Markets, Inc.	14,910	542,128

		1,700,945

Food Products — 0.2%
Smithfield Foods, Inc.*	23,180	480,753

Foods — 0.8%
American Italian Pasta Co. (Class A Stock)*	9,510	369,653
Hain Celestial Group, Inc. (The)*(a)	26,480	459,428
Lance, Inc.	18,621	430,704
TreeHouse Foods, Inc.*	12,540	550,130

		1,809,915

Gas Utilities — 0.5%
New Jersey Resources Corp.	10,580	397,385
Northwest Natural Gas Co.	12,930	602,538

		999,923

Healthcare Equipment & Supplies — 0.2%
National Dentex Corp.*	51,400	507,832

Healthcare Products — 0.3%
American Medical Systems Holdings, Inc.*(a)	36,272	673,934

Healthcare Providers & Services — 1.6%
Cross Country Healthcare, Inc.*	28,680	289,955
LifePoint Hospitals, Inc.*(a)	23,280	856,238
Lincare Holdings, Inc.*(a)	24,972	1,120,743
RehabCare Group, Inc.*	43,910	1,197,426

		3,464,362

Healthcare Services — 0.9%
Amedisys, Inc.*(a)	26,721	1,475,534
Hill-Rom Holdings, Inc.	14,436	392,803

		1,868,337

Healthcare Technology — 0.1%
MedQuist, Inc.	16,970	132,536

Hotels, Restaurants & Leisure — 1.1%
Ameristar Casinos, Inc.(a)	37,570	684,526
Brinker International, Inc.(a)	12,750	245,820
California Pizza Kitchen, Inc.*	29,800	500,342
CKE Restaurants, Inc.	47,620	527,153
Morgans Hotel Group Co.*	18,810	120,572
P.F. Chang’s China Bistro, Inc.*	7,130	314,647

		2,393,060

Household Products — 0.3%
Central Garden & Pet Co. (Class A Stock)*	68,370	626,269

Insurance — 6.0%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	30,090	1,349,536
Ambac Financial Group, Inc.*(a)	58,635	32,648
American Equity Investment Life Holding Co.	120,946	1,288,075
Arch Capital Group Ltd. (Bermuda)*	10,180	776,225
Aspen Insurance Holdings Ltd. (Bermuda)	18,334	528,753
CNA Surety Corp.*	47,292	841,325
Donegal Group, Inc.	16,173	234,670
EMC Insurance Group, Inc.	21,980	494,990
Fidelity National Financial, Inc. (Class A Stock)	17,130	253,867
Max Capital Group Ltd. (Bermuda)	41,243	948,177
Meadowbrook Insurance Group, Inc.	293,937	2,322,102
MGIC Investment Corp.*	49,700	545,209
PMI Group, Inc. (The)*(a)	48,510	262,924
ProAssurance Corp.*	18,375	1,075,672
RLI Corp.	12,098	689,828
Symetra Financial Corp.*	42,750	563,445
Tower Group, Inc.	39,161	868,199

		13,075,645

Internet & Catalog Retail — 0.4%
HSN, Inc.*	30,000	883,200

Investment Company — 0.1%
Solar Capital Ltd.*	13,660	288,772

Leisure Equipment & Products — 0.7%
Callaway Golf Co.(a)	162,555	1,433,735

Life Science Tools & Services — 0.1%
Enzo Biochem, Inc.*	35,000	210,700

Machinery — 4.9%
AGCO Corp.*(a)	27,640	991,447
Albany International Corp. (Class A Stock)	42,170	907,920
Altra Holdings, Inc.*	112,800	1,548,744
Kaydon Corp.	21,540	809,904
Middleby Corp.*	4,790	275,856
Mueller Industries, Inc.	49,245	1,319,273
Mueller Water Products, Inc. (Class A Stock)	260,660	1,245,955
RBC Bearings, Inc.*	35,880	1,143,495
Snap-on, Inc.	19,020	824,327
WABCO Holdings, Inc.*	22,700	679,184
Wabtec Corp.	23,590	993,611

		10,739,716

Machinery & Equipment — 1.6%
Actuant Corp. (Class A Stock)	52,588	1,028,095
Applied Industrial Technologies, Inc.	37,422	929,937

Graco, Inc.	19,410	621,120
Robbins & Myers, Inc.	15,170	361,349
Tennant Co.	22,514	616,659

		3,557,160

Manufacturing — 0.3%
AZZ, Inc.	7,620	257,937
Carlisle Cos., Inc.	12,310	469,011

		726,948

Marine — 0.4%
Kirby Corp.*(a)	25,170	960,235

Medical Supplies & Equipment — 0.3%
Cardiac Science Corp.*	85,936	160,701
Symmetry Medical, Inc.*	38,756	389,110

		549,811

Metals & Mining — 3.4%
Carpenter Technology Corp.	25,470	932,202
Cliffs Natural Resources, Inc.(a)	6,040	428,538
Commercial Metals Co.	59,283	892,802
Haynes International, Inc.	34,226	1,216,050
Horsehead Holding Corp.*	36,480	431,923
Kaiser Aluminum Corp.	45,134	1,740,818
Olympic Steel, Inc.	30,427	993,442
RTI International Metals, Inc.*(a)	17,870	541,997
Schnitzer Steel Industries, Inc. (Class A Stock)	4,340	227,980

		7,405,752

Multi-Utilities — 0.1%
CMS Energy Corp.(a)	15,760	243,650

Oil, Gas & Consumable Fuels — 3.4%
Bill Barrett Corp.*	30,660	941,569
Brigham Exploration Co.*	34,876	556,272
Carrizo Oil & Gas, Inc.*(a)	26,890	617,125
Denbury Resources, Inc.*(a)	32,000	539,840
Golar LNG Ltd. (Bermuda)*	25,940	303,498
Laclede Group, Inc. (The)	4,500	151,740
Petroquest Energy, Inc.*(a)	38,920	195,768
Resolute Energy Corp.*	66,920	810,401
Rex Energy Corp.*	93,441	1,064,293
Rosetta Resources, Inc.*	38,160	898,668
South Jersey Industries, Inc.	4,030	169,220
Southwest Gas Corp.	26,410	790,187
St. Mary Land & Exploration Co.	14,190	493,954

		7,532,535

Paper & Forest Products — 0.5%
Cellu Tissue Holdings, Inc.*	25,910	258,582
Louisiana-Pacific Corp.*	98,860	894,683

		1,153,265

Professional Services — 0.7%
CDI Corp.	470	6,890
Korn/Ferry International*(a)	13,930	245,865
Towers Watson & Co. (Class A Stock)	11,370	540,075
TrueBlue, Inc.*	50,660	785,230

		1,578,060

Real Estate Investment Trusts — 8.0%
Acadia Realty Trust	37,532	670,322
American Campus Communities, Inc.	54,061	1,495,327
BioMed Realty Trust, Inc.(a)	120,235	1,988,687
Cogdell Spencer, Inc.	124,670	922,558
Corporate Office Properties Trust	12,920	518,480
Cousins Properties, Inc.(a)	88,817	738,069
Developers Diversified Realty Corp.	29,650	360,841
Digital Realty Trust, Inc.	16,402	888,989
EastGroup Properties, Inc.	12,750	481,185
Entertainment Properties Trust(a)	29,729	1,222,754
Hatteras Financial Corp.	10,130	261,050
Hersha Hospitality Trust	109,900	569,282
LaSalle Hotel Properties	33,610	783,113
MFA Financial, Inc.	114,440	842,278
Mid-America Apartment Communities, Inc.(a)	16,300	844,177
National Retail Properties, Inc.(a)	55,118	1,258,344
Omega Healthcare Investors, Inc.	54,013	1,052,713
Parkway Properties, Inc.	54,508	1,023,660
Pebblebrook Hotel Trust*	29,410	618,492
PS Business Parks, Inc.	6,700	357,780
Saul Centers, Inc.	5,240	216,936
Senior Housing Properties Trust	9,760	216,184
Washington Real Estate Investment Trust(a)	6,620	202,241

		17,533,462

Real Estate Management & Development — 1.0%
CB Richard Ellis Group, Inc. (Class A Stock)*	45,030	713,726
Jones Lang LaSalle, Inc.	20,050	1,461,444

		2,175,170

Retail & Merchandising — 1.9%
Aaron’s, Inc.(a)	16,576	552,644
Big Lots, Inc.*	8,315	302,832
EZCORP, Inc. (Class A Stock)*	8,150	167,890
Finish Line, Inc. (The) (Class A Stock)	54,998	897,567
Hibbett Sports, Inc.*(a)	9,880	252,730
Jo-Ann Stores, Inc.*	25,050	1,051,599
Pantry, Inc. (The)*	15,040	187,850
Rue21, Inc.*	5,770	200,046
Talbots, Inc.*	17,960	232,762
World Fuel Services Corp.	11,640	310,090

		4,156,010

Road & Rail — 1.5%
Con-Way, Inc.	15,240	535,229
Genesee & Wyoming, Inc. (Class A Stock)*	28,490	972,079
J.B. Hunt Transport Services, Inc.(a)	21,360	766,397
Landstar System, Inc.	13,170	552,876
Old Dominion Freight Line, Inc.*	16,010	534,574

		3,361,155

Semiconductors & Semiconductor Equipment — 2.6%
ATMI, Inc.*(a)	17,647	340,764
Emulex Corp.*	42,768	567,959
Entegris, Inc.*	86,440	435,658
Exar Corp.*	101,300	714,165
Fairchild Semiconductor International, Inc.*	53,877	573,790
Micrel, Inc.	28,020	298,693

MKS Instruments, Inc.*(a)	30,999	607,270
ON Semiconductor Corp.*	54,770	438,160
Semtech Corp.*(a)	33,346	581,221
Varian Semiconductor Equipment Associates, Inc.*	17,210	569,995
Verigy Ltd. (Singapore)*	46,280	517,410

		5,645,085

Software — 1.9%
Citrix Systems, Inc.*(a)	32,880	1,560,814
EPIQ Systems, Inc.*	23,940	297,574
Lawson Software, Inc.*	205,930	1,361,197
McAfee, Inc.*	24,250	973,153

		4,192,738

Specialty Retail — 2.1%
AnnTaylor Stores Corp.*	25,240	522,468
Cato Corp. (The) (Class A Stock)	53,920	1,156,045
Children’s Place Retail Stores, Inc. (The)*	30,363	1,352,672
Jos. A. Bank Clothiers, Inc.*	14,730	804,994
MarineMax, Inc.*	61,910	666,152

		4,502,331

Telecommunications — 1.5%
ADC Telecommunications, Inc.*(a)	86,562	632,768
Anixter International, Inc.*	20,920	980,102
Knology, Inc.*	39,332	528,622
Polycom, Inc.*	15,449	472,431
Premiere Global Services, Inc.*	75,970	627,512

		3,241,435

Textiles, Apparel & Luxury Goods — 2.0%
Fossil, Inc.*	36,068	1,361,206
G & K Services, Inc. (Class A Stock)	22,852	591,410
Hanesbrands, Inc.*(a)	46,960	1,306,427
Timberland Co. (Class A Stock)*	53,040	1,131,874

		4,390,917

Thrifts & Mortgage Finance — 0.5%
First Financial Holdings, Inc.	15,240	229,515
People’s United Financial, Inc.	31,200	487,968
Westfield Financial, Inc.	45,670	419,707

		1,137,190

Trading Companies & Distributors — 0.4%
Beacon Roofing Supply, Inc.*	28,106	537,668
Rush Enterprises, Inc. (Class A Stock)*	33,220	438,836

		976,504

Transportation — 0.5%
Aegean Marine Petroleum Network, Inc. (Marshall Island)	34,926	991,200
Scorpio Tankers Inc*	9,120	114,547

		1,105,747

Utilities — 1.8%
CH Energy Group, Inc.	1,490	60,852
Cleco Corp.	36,104	958,561
El Paso Electric Co.*	91,748	1,890,009
UniSource Energy Corp.	9,930	312,199
Westar Energy, Inc.	32,602	727,024

		3,948,645

TOTAL LONG-TERM INVESTMENTS (cost $179,310,507)		215,903,945

SHORT-TERM INVESTMENT — 18.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(cost $41,219,054; includes $36,557,265 of cash collateral for securities on loan)(b)(w)	41,219,054	41,219,054

TOTAL INVESTMENTS — 117.2% (cost $220,529,561)		257,122,999
Liabilities in excess of other assets — (17.2)%		(37,677,139)

NET ASSETS — 100.0%		$219,445,860

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $35,208,266; cash collateral of $36,557,265 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$215,903,945	$—	$—
Affiliated Money Market Mutual Fund	41,219,054	—	—

Total	$257,122,999	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Aerospace & Defense — 0.4%
Goodrich Corp.	2,300	$162,196

Beverages — 3.7%
PepsiCo, Inc.	23,635	1,563,692

Biotechnology — 5.3%
Celgene Corp.*	3,025	187,429
Gilead Sciences, Inc.*	45,675	2,077,299

		2,264,728

Capital Markets — 6.1%
Blackstone Group LP (The)	28,148	394,072
Franklin Resources, Inc.	2,250	249,525
Goldman Sachs Group, Inc. (The)	11,500	1,962,245

		2,605,842

Communications Equipment — 4.1%
Cisco Systems, Inc.*	21,350	555,740
Juniper Networks, Inc.*	38,800	1,190,384

		1,746,124

Computers & Peripherals — 16.2%
Apple, Inc.*	13,937	3,274,219
Hewlett-Packard Co.	42,425	2,254,889
NetApp, Inc.*	41,200	1,341,472

		6,870,580

Diversified Financial Services — 3.9%
Bank of America Corp.	42,800	763,980
JPMorgan Chase & Co.	19,800	886,050

		1,650,030

Energy Equipment & Services — 5.0%
Schlumberger Ltd. (Netherlands)	33,900	2,151,294

Food & Drug Retailing — 1.5%
Costco Wholesale Corp.	7,750	462,753
CVS Caremark Corp.	4,400	160,864

		623,617

Healthcare Equipment & Supplies — 8.0%
Alcon, Inc. (Switzerland)	12,500	2,019,500
Baxter International, Inc.	23,800	1,385,160

		3,404,660

Healthcare Providers & Services — 3.6%
Medco Health Solutions, Inc.*	23,600	1,523,616

Internet & Catalog Retail — 2.7%
Amazon.com, Inc.*	8,400	1,140,132

Internet Software & Services — 5.5%
Google, Inc. (Class A Stock)*	4,120	2,336,081

IT Services — 6.4%
MasterCard, Inc. (Class A Stock)	5,400	1,371,600
Visa, Inc. (Class A Stock)	14,800	1,347,244

		2,718,844

Machinery — 3.0%
Dover Corp.	15,600	729,300
Illinois Tool Works, Inc.	11,800	558,848

		1,288,148

Media — 0.6%
Comcast Corp. (Class A Stock)	12,800	240,896

Metals & Mining — 0.8%
ArcelorMittal (Luxembourg)	7,600	333,716

Multi-Line Retail — 1.6%
Kohl’s Corp.*	8,800	482,064
Target Corp.	3,900	205,140

		687,204

Oil, Gas & Consumable Fuels — 5.2%
EOG Resources, Inc.	3,000	278,820
Noble Energy, Inc.	8,700	635,100
Occidental Petroleum Corp.	15,300	1,293,462

		2,207,382

Pharmaceuticals — 3.4%
Allergan, Inc.	800	52,256
Teva Pharmaceutical Industries Ltd., ADR (Israel)	22,495	1,418,985

		1,471,241

Road & Rail — 3.0%
Union Pacific Corp.	17,500	1,282,750

Semiconductor & Semi-Conductor Instruments — 3.5%
Broadcom Corp. (Class A Stock)	10,500	348,390
Intel Corp.	35,040	779,990
KLA-Tencor Corp.	11,700	361,764

		1,490,144

Software — 3.4%
Adobe Systems, Inc.*	40,800	1,443,096

Specialty Retail — 2.2%
Staples, Inc.	39,900	933,261

TOTAL LONG-TERM INVESTMENTS (cost $32,069,263)		42,139,274

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund(w) (cost $400,043)	400,043	400,043

TOTAL INVESTMENTS — 100.1% (cost $32,469,306)		42,539,317

Liabilities in excess of other assets — (0.1)%		(25,795)

NET ASSETS — 100.0%		$42,513,522

The following abbreviation is used in the Portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$42,139,274	$—	$—
Affiliated Money Market Mutual Fund	400,043	—	—

Total	$42,539,317	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 97.0%
Aerospace & Defense — 2.9%
Boeing Co. (The)	152,536	$11,075,639
General Dynamics Corp.	79,500	6,137,400
Goodrich Corp.	24,500	1,727,740
Honeywell International, Inc.	156,650	7,091,545
ITT Corp.	37,600	2,015,736
L-3 Communications Holdings, Inc.	24,600	2,254,098
Lockheed Martin Corp.	65,098	5,417,456
Northrop Grumman Corp.	65,926	4,322,768
Precision Castparts Corp.	27,700	3,509,867
Raytheon Co.	77,118	4,404,980
Rockwell Collins, Inc.	30,600	1,915,254
United Technologies Corp.	192,600	14,177,286

		64,049,769

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	33,400	1,865,390
Expeditors International of Washington, Inc.	41,600	1,535,872
FedEx Corp.	64,340	6,009,356
United Parcel Service, Inc. (Class B Stock)	201,100	12,952,851

		22,363,469

Airlines — 0.1%
Southwest Airlines Co.	155,137	2,050,911

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)(a)	47,600	601,664
Johnson Controls, Inc.	143,300	4,727,467

		5,329,131

Automobiles — 0.4%
Ford Motor Co.(a)(b)	682,559	8,579,767
Harley-Davidson, Inc.	48,300	1,355,781

		9,935,548

Beverages — 2.5%
Brown-Forman Corp. (Class B Stock)	20,500	1,218,725
Coca-Cola Co. (The)	469,400	25,817,000
Coca-Cola Enterprises, Inc.	62,400	1,725,984
Constellation Brands, Inc. (Class A Stock)(a)(b)	43,200	710,208
Dr. Pepper Snapple Group, Inc.	50,600	1,779,602
Molson Coors Brewing Co. (Class B Stock)(b)	31,100	1,308,066
PepsiCo, Inc.	333,539	22,066,940

		54,626,525

Biotechnology — 1.5%
Amgen, Inc.(a)	200,764	11,997,657
Biogen Idec, Inc.(a)(b)	57,325	3,288,162
Celgene Corp.(a)	92,800	5,749,888
Cephalon, Inc.(a)	15,400	1,043,812
Genzyme Corp.(a)	51,400	2,664,062
Gilead Sciences, Inc.(a)	184,100	8,372,868

		33,116,449

Building Products — 0.1%
Masco Corp.	78,500	1,218,320

Capital Markets — 2.7%
Ameriprise Financial, Inc.	53,600	2,431,296
Bank of New York Mellon Corp. (The)(b)	251,989	7,781,420
Charles Schwab Corp. (The)	195,200	3,648,288
E*Trade Financial Corp.(a)	252,400	416,460
Federated Investors, Inc. (Class B Stock)(b)	22,600	596,188
Franklin Resources, Inc.	32,200	3,570,980
Goldman Sachs Group, Inc. (The)	107,200	18,291,536
Invesco Ltd.(b)	91,400	2,002,574

Janus Capital Group, Inc.(b)	39,000	557,310
Legg Mason, Inc.	32,600	934,642
Morgan Stanley	283,210	8,295,221
Northern Trust Corp.	51,000	2,818,260
State Street Corp.	104,900	4,735,186
T. Rowe Price Group, Inc.	55,200	3,032,136

		59,111,497

Chemicals — 1.8%
Air Products & Chemicals, Inc.	44,700	3,305,565
Airgas, Inc.	15,900	1,011,558
CF Industries Holdings, Inc.	10,800	984,744
Dow Chemical Co. (The)	232,061	6,862,044
E.I. du Pont de Nemours & Co.	184,391	6,866,721
Eastman Chemical Co.	15,800	1,006,144
Ecolab, Inc.	50,000	2,197,500
FMC Corp.	15,300	926,262
International Flavors & Fragrances, Inc.	16,100	767,487
Monsanto Co.	108,896	7,777,352
PPG Industries, Inc.	32,500	2,125,500
Praxair, Inc.	61,700	5,121,100
Sigma-Aldrich Corp.	25,700	1,379,062

		40,331,039

Commercial Banks — 3.1%
BB&T Corp.	141,200	4,573,468
Comerica, Inc.	34,750	1,321,890
Fifth Third Bancorp	163,649	2,223,990
First Horizon National Corp.(a)	50,707	712,430
Huntington Bancshares, Inc.	138,775	745,222
KeyCorp	179,700	1,392,675
M&T Bank Corp.(b)	16,300	1,293,894
Marshall & Ilsley Corp.	105,998	853,284
PNC Financial Services Group, Inc.	104,493	6,238,232
Regions Financial Corp.	252,212	1,979,864
SunTrust Banks, Inc.	103,000	2,759,370
U.S. Bancorp	396,781	10,268,692
Wells Fargo & Co.	1,051,986	32,737,804
Zions Bancorporation	32,300	704,786

		67,805,601

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.(b)	25,400	924,814
Cintas Corp.	26,500	744,385
Iron Mountain, Inc.(b)	39,200	1,074,080
Pitney Bowes, Inc.(b)	43,500	1,063,575
Republic Services, Inc.	65,410	1,898,198
RR Donnelley & Sons Co.(b)	43,300	924,455
Stericycle, Inc.(a)	17,700	964,650
Waste Management, Inc.(b)	97,430	3,354,515

		10,948,672

Communications Equipment — 2.4%
Cisco Systems, Inc.(a)	1,167,700	30,395,231
Harris Corp.(b)	28,200	1,339,218
JDS Uniphase Corp.(a)	45,587	571,205
Juniper Networks, Inc.(a)	111,200	3,411,616
Motorola, Inc.(a)	453,095	3,180,727
QUALCOMM, Inc.	342,000	14,360,580
Tellabs, Inc.	88,000	666,160

		53,924,737

Computers & Peripherals — 5.6%
Apple, Inc.(a)	184,600	43,368,078
Dell, Inc.(a)	351,700	5,279,017
EMC Corp.(a)(b)	416,874	7,520,407
Hewlett-Packard Co.	482,616	25,651,041
International Business Machines Corp.	265,900	34,101,675
Lexmark International, Inc. (Class A Stock)(a)	15,514	559,745
NetApp, Inc.(a)	66,800	2,175,008
QLogic Corp.(a)	27,700	562,310
SanDisk Corp.(a)	47,900	1,658,777
Teradata Corp.(a)	38,300	1,106,487

Western Digital Corp.(a)	45,900	1,789,641

		123,772,186

Construction & Engineering — 0.2%
Fluor Corp.	38,000	1,767,380
Jacobs Engineering Group, Inc.(a)	25,700	1,161,383
Quanta Services, Inc.(a)	38,000	728,080

		3,656,843

Construction Materials
Vulcan Materials Co.	23,300	1,100,692

Consumer Finance — 0.8%
American Express Co.	246,700	10,178,842
Capital One Financial Corp.	96,969	4,015,486
Discover Financial Services	120,505	1,795,525
SLM Corp.(a)	102,000	1,277,040

		17,266,893

Containers & Packaging — 0.2%
Ball Corp.	20,400	1,088,952
Bemis Co., Inc.	21,300	611,736
Owens-Illinois, Inc.(a)	37,100	1,318,534
Pactiv Corp.(a)	29,300	737,774
Sealed Air Corp.	33,020	696,062

		4,453,058

Distributors — 0.1%
Genuine Parts Co.	33,025	1,394,976

Diversified Consumer Services — 0.2%
Apollo Group, Inc. (Class A Stock)(a)	26,900	1,648,701
DeVry, Inc.	13,700	893,240
H&R Block, Inc.	71,000	1,263,800

		3,805,741

Diversified Financial Services — 4.5%
Bank of America Corp.	2,043,732	36,480,616
Citigroup, Inc.(a)(b)	3,998,776	16,195,043
CME Group, Inc.	14,470	4,574,112
IntercontinentalExchange, Inc.(a)	16,000	1,794,880
JPMorgan Chase & Co.	807,945	36,155,539
Leucadia National Corp.(a)	38,900	965,109
Moody’s Corp.(b)	42,120	1,253,070
NASDAQ OMX Group, Inc. (The)(a)	25,700	542,784
NYSE Euronext	60,700	1,797,327

		99,758,480

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,206,211	31,168,492
CenturyTel, Inc.	63,130	2,238,590
Frontier Communications Corp.(b)	57,500	427,800
Qwest Communications International, Inc.	322,047	1,681,085
Verizon Communications, Inc.(b)	583,938	18,113,757
Windstream Corp.	90,665	987,342

		54,617,066

Electric Utilities — 1.7%
Allegheny Energy, Inc.	32,600	749,800
American Electric Power Co., Inc.	98,140	3,354,425
Duke Energy Corp.	268,482	4,381,626
Edison International	68,100	2,326,977
Entergy Corp.	38,800	3,156,380
Exelon Corp.	135,950	5,955,970
FirstEnergy Corp.(b)	61,336	2,397,624
FPL Group, Inc.	84,900	4,103,217
Northeast Utilities	35,700	986,748
Pepco Holdings, Inc.	47,400	812,910
Pinnacle West Capital Corp.	20,900	788,557
PPL Corp.	78,500	2,175,235
Progress Energy, Inc.	57,114	2,248,007
Southern Co.(b)	163,500	5,421,660

		38,859,136

Electrical Equipment — 0.5%
Emerson Electric Co.	153,500	7,727,190
First Solar, Inc.(a)(b)	8,400	1,030,260

Rockwell Automation, Inc.(b)	30,300	1,707,708
Roper Industries, Inc.	16,900	977,496

		11,442,654

Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.(a)(b)	70,582	2,427,315
Amphenol Corp. (Class A Stock)(b)	33,100	1,396,489
Corning, Inc.	315,500	6,376,255
FLIR Systems, Inc.(a)(b)	28,500	803,700
Jabil Circuit, Inc.	44,000	712,360
Molex, Inc.	26,600	554,876

		12,270,995

Energy Equipment & Services — 1.7%
Baker Hughes, Inc.(b)	62,630	2,933,589
BJ Services Co.	53,000	1,134,200
Cameron International Corp.(a)	48,100	2,061,566
Diamond Offshore Drilling, Inc.(b)	13,200	1,172,292
FMC Technologies, Inc.(a)(b)	24,500	1,583,435
Halliburton Co.	183,000	5,513,790
Helmerich & Payne, Inc.	21,100	803,488
Nabors Industries Ltd.(a)(b)	60,800	1,193,504
National Oilwell Varco, Inc.	84,700	3,437,126
Rowan Cos., Inc.(a)(b)	24,100	701,551
Schlumberger Ltd.	243,400	15,446,164
Smith International, Inc.	47,100	2,016,822

		37,997,527

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	88,232	5,268,333
CVS Caremark Corp.	284,938	10,417,333
Kroger Co. (The)	131,500	2,848,290
Safeway, Inc.	77,200	1,919,192
SUPERVALU, Inc.	47,508	792,433
Sysco Corp.	122,200	3,604,900
Walgreen Co.	201,900	7,488,471
Wal-Mart Stores, Inc.	434,100	24,135,960
Whole Foods Market, Inc.(a)	34,800	1,258,020

		57,732,932

Food Products — 1.8%
Archer-Daniels-Midland Co.	137,638	3,977,738
Campbell Soup Co.	39,300	1,389,255
ConAgra Foods, Inc.	88,100	2,208,667
Dean Foods Co.(a)(b)	38,800	608,772
General Mills, Inc.	66,000	4,672,140
H.J. Heinz Co.	65,950	3,007,979
Hershey Co. (The)	35,800	1,532,598
Hormel Foods Corp.	15,500	651,155
J.M. Smucker Co. (The)	25,100	1,512,526
Kellogg Co.	52,600	2,810,418
Kraft Foods, Inc. (Class A Stock)	352,511	10,659,933
McCormick & Co., Inc.(b)	27,600	1,058,736
Mead Johnson Nutrition Co.	38,793	2,018,400
Sara Lee Corp.	143,600	2,000,348
Tyson Foods, Inc. (Class A Stock)	66,600	1,275,390

		39,384,055

Gas Utilities — 0.2%
EQT Corp.	30,100	1,234,100
Nicor, Inc.	10,200	427,584
ONEOK, Inc.	19,400	885,610
Questar Corp.	33,200	1,434,240

		3,981,534

Healthcare Equipment & Supplies — 1.9%
Baxter International, Inc.	123,300	7,176,060
Becton, Dickinson & Co.	49,400	3,889,262
Boston Scientific Corp.(a)	313,199	2,261,297
C.R. Bard, Inc.	19,000	1,645,780
CareFusion Corp.(a)	36,237	957,744
DENTSPLY International, Inc.	31,700	1,104,745
Hospira, Inc.(a)	34,520	1,955,558
Intuitive Surgical, Inc.(a)(b)	8,300	2,889,479
Medtronic, Inc.	226,800	10,212,804
St. Jude Medical, Inc.(a)	66,400	2,725,720

Stryker Corp.	55,700	3,187,154
Varian Medical Systems, Inc.(a)(b)	23,300	1,289,189
Zimmer Holdings, Inc.(a)	43,986	2,603,971

		41,898,763

Healthcare Providers & Services — 2.1%
Aetna, Inc.	86,948	3,052,744
AmerisourceBergen Corp.	58,600	1,694,712
Cardinal Health, Inc.	72,475	2,611,274
CIGNA Corp.	59,000	2,158,220
Coventry Health Care, Inc.(a)	32,750	809,580
DaVita, Inc.(a)	22,100	1,401,140
Express Scripts, Inc.(a)	54,700	5,566,272
Humana, Inc.(a)	36,600	1,711,782
Laboratory Corp. of America Holdings(a)(b)	22,300	1,688,333
McKesson Corp.	55,707	3,661,064
Medco Health Solutions, Inc.(a)	97,992	6,326,364
Patterson Cos., Inc.	17,100	530,955
Quest Diagnostics, Inc.	31,900	1,859,451
Tenet Healthcare Corp.(a)	90,000	514,800
UnitedHealth Group, Inc.	238,000	7,775,460
WellPoint, Inc.(a)	92,900	5,980,902

		47,343,053

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	87,600	3,405,888
Darden Restaurants, Inc.	30,850	1,374,059
International Game Technology	53,900	994,455
Marriott International, Inc. (Class A Stock)	48,703	1,535,119
McDonald’s Corp.	219,900	14,671,728
Starbucks Corp.(a)	151,100	3,667,197
Starwood Hotels & Resorts Worldwide, Inc.(b)	36,000	1,679,040
Wyndham Worldwide Corp.	32,563	837,846
Wynn Resorts Ltd.	14,100	1,069,203
Yum! Brands, Inc.	96,700	3,706,511

		32,941,046

Household Durables — 0.4%
D.R. Horton, Inc.(b)	55,200	695,520
Fortune Brands, Inc.	31,300	1,518,363
Harman International Industries, Inc.(a)	14,100	659,598
Leggett & Platt, Inc.	28,200	610,248
Lennar Corp. (Class A Stock)	29,200	502,532
Newell Rubbermaid, Inc.	64,649	982,665
Pulte Group, Inc.(a)(b)	53,785	605,081
Stanley Black & Decker, Inc.	32,035	1,839,129
Whirlpool Corp.	14,607	1,274,461

		8,687,597

Household Products — 2.4%
Clorox Co.	28,700	1,840,818
Colgate-Palmolive Co.	101,500	8,653,890
Kimberly-Clark Corp.	84,988	5,344,045
Procter & Gamble Co. (The)	593,781	37,568,524

		53,407,277

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(a)	141,100	1,552,100
Constellation Energy Group, Inc.	38,950	1,367,535
NRG Energy, Inc.(a)	56,200	1,174,580

		4,094,215

Industrial Conglomerates — 2.4%
3M Co.	145,100	12,126,007
General Electric Co.	2,169,900	39,492,180
Textron, Inc.(b)	50,600	1,074,238

		52,692,425

Insurance — 3.6%
Aflac, Inc.	97,600	5,298,704
Allstate Corp. (The)	111,588	3,605,409
American International Group, Inc.(a)(b)	24,429	834,006

Aon Corp.	56,425	2,409,912
Assurant, Inc.	24,500	842,310
Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	337,800	27,453,006
Chubb Corp. (The)	71,500	3,707,275
Cincinnati Financial Corp.	39,028	1,127,909
Genworth Financial, Inc. (Class A Stock)(a)	105,200	1,929,368
Hartford Financial Services Group, Inc.	79,000	2,245,180
Lincoln National Corp.	62,963	1,932,964
Loews Corp.	73,226	2,729,865
Marsh & McLennan Cos., Inc.	114,700	2,800,974
MetLife, Inc.	171,400	7,428,476
Principal Financial Group, Inc.(b)	65,500	1,913,255
Progressive Corp. (The)	134,000	2,558,060
Torchmark Corp.	19,900	1,064,849
Travelers Cos., Inc. (The)	108,998	5,879,352
Unum Group	75,756	1,876,476
XL Capital Ltd. (Class A Stock)	74,300	1,404,270

		79,041,620

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.(a)	69,900	9,487,527
Expedia, Inc.	44,900	1,120,704
priceline.com, Inc.(a)	9,300	2,371,500

		12,979,731

Internet Software & Services — 1.8%
Akamai Technologies, Inc.(a)	36,100	1,133,901
eBay, Inc.(a)	229,900	6,195,805
Google, Inc. (Class A Stock)(a)	49,350	27,981,944
Monster Worldwide, Inc.(a)(b)	25,200	418,572
VeriSign, Inc.(a)(b)	41,300	1,074,213
Yahoo!, Inc.(a)	240,000	3,967,200

		40,771,635

IT Services — 1.4%
Automatic Data Processing, Inc.	101,100	4,495,917
Cognizant Technology Solutions Corp. (Class A Stock)(a)	58,700	2,992,526
Computer Sciences Corp.(a)	31,900	1,738,231
Fidelity National Information Services, Inc.	60,600	1,420,464
Fiserv, Inc.(a)	33,000	1,675,080
Mastercard, Inc. (Class A Stock)(b)	19,700	5,003,800
Paychex, Inc.(b)	63,250	1,941,775
SAIC, Inc.(a)	62,200	1,100,940
Total System Services, Inc.	41,593	651,346
Visa, Inc. (Class A Stock)	92,400	8,411,172
Western Union Co. (The)	144,004	2,442,308

		31,873,559

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(a)	35,200	203,808
Hasbro, Inc.	27,150	1,039,302
Mattel, Inc.	73,281	1,666,410

		2,909,520

Life Sciences Tools & Services — 0.4%
Life Technologies Corp.(a)	37,430	1,956,466
Millipore Corp.(a)	11,300	1,193,280
PerkinElmer, Inc.	27,200	650,080
Thermo Fisher Scientific, Inc.(a)	86,200	4,434,128
Waters Corp.(a)(b)	20,000	1,350,800

		9,584,754

Machinery — 1.6%
Caterpillar, Inc.	124,600	7,831,110
Cummins, Inc.	40,600	2,515,170
Danaher Corp.	52,000	4,155,320
Deere & Co.	85,800	5,101,668
Dover Corp.	39,400	1,841,950
Eaton Corp.	34,500	2,614,065
Flowserve Corp.	12,000	1,323,240
Illinois Tool Works, Inc.	77,900	3,689,344
PACCAR, Inc.(b)	71,928	3,117,360

Pall Corp.	24,200	979,858
Parker Hannifin Corp.	32,487	2,103,208
Snap-On, Inc.	12,700	550,418

		35,822,711

Media — 3.0%
CBS Corp. (Class B Stock)	138,768	1,934,426
Comcast Corp. (Class A Stock)(b)	590,546	11,114,075
DIRECTV (Class A Stock)(a)	191,200	6,464,472
Discovery Communications, Inc. (Class A Stock)(a)(b)	54,700	1,848,313
Gannett Co., Inc.	50,200	829,304
Interpublic Group of Cos., Inc.(The)(a)(b)	90,900	756,288
McGraw-Hill Cos., Inc. (The)	67,800	2,417,070
Meredith Corp.	4,000	137,640
New York Times Co. (The) (Class A Stock)(a)	19,700	219,261
News Corp. (Class A Stock)	465,800	6,712,178
Omnicom Group, Inc.	65,100	2,526,531
Scripps Networks Interactive, Inc. (Class A Stock)	20,300	900,305
Time Warner Cable, Inc.	70,926	3,781,065
Time Warner, Inc.	236,540	7,396,606
Viacom, Inc. (Class B Stock)(a)	121,768	4,186,384
Walt Disney Co. (The)	395,901	13,820,904
Washington Post Co. (The) (Class B Stock)	1,200	533,016

		65,577,838

Metals & Mining — 1.1%
AK Steel Holding Corp.	23,900	546,354
Alcoa, Inc.	204,576	2,913,162
Allegheny Technologies, Inc.(b)	18,440	995,576
Cliffs Natural Resources, Inc.	27,600	1,958,220
Freeport-McMoRan Copper & Gold, Inc.	88,806	7,418,853
Newmont Mining Corp.	100,203	5,103,339
Nucor Corp.	65,000	2,949,700
Titanium Metals Corp.(a)	11,200	185,808
United States Steel Corp.	27,240	1,730,285

		23,801,297

Multiline Retail — 0.9%
Big Lots, Inc.(a)	16,900	615,498
Family Dollar Stores, Inc.	27,100	992,131
J.C. Penney Co., Inc.	48,900	1,573,113
Kohl’s Corp.(a)	61,900	3,390,882
Macy’s, Inc.	87,120	1,896,602
Nordstrom, Inc.	35,700	1,458,345
Sears Holdings Corp.(a)(b)	9,912	1,074,758
Target Corp.	155,068	8,156,577

		19,157,906

Multi-Utilities — 1.2%
Ameren Corp.	48,500	1,264,880
CenterPoint Energy, Inc.	79,010	1,134,584
CMS Energy Corp.(b)	48,100	743,626
Consolidated Edison, Inc.	54,900	2,445,246
Dominion Resources, Inc.	121,484	4,994,207
DTE Energy Co.	33,700	1,503,020
Integrys Energy Group, Inc.	16,550	784,139
NiSource, Inc.	57,000	900,600
PG&E Corp.	76,200	3,232,404
Public Service Enterprise Group, Inc.	105,600	3,117,312
SCANA Corp.	22,200	834,498
Sempra Energy	48,554	2,422,844
TECO Energy, Inc.(b)	48,200	765,898
Wisconsin Energy Corp.	22,600	1,116,666
Xcel Energy, Inc.	96,695	2,049,934

		27,309,858

Office Electronics — 0.1%
Xerox Corp.	284,311	2,772,032

Oil, Gas & Consumable Fuels — 8.8%
Anadarko Petroleum Corp.	100,626	7,328,592
Apache Corp.	69,250	7,028,875
Cabot Oil & Gas Corp.	23,600	868,480
Chesapeake Energy Corp.	134,000	3,167,760
Chevron Corp.	410,292	31,112,442
ConocoPhillips	303,479	15,529,021
Consol Energy, Inc.	41,700	1,778,922
Denbury Resources, Inc.(a)(b)	78,700	1,327,669
Devon Energy Corp.	90,000	5,798,700
El Paso Corp.	150,911	1,635,875
EOG Resources, Inc.	50,000	4,647,000
Exxon Mobil Corp.	963,670	64,546,617
Hess Corp.	59,300	3,709,215
Marathon Oil Corp.	143,594	4,543,314
Massey Energy Co.(b)	20,400	1,066,716
Murphy Oil Corp.	38,600	2,168,934
Noble Energy, Inc.(b)	35,900	2,620,700
Occidental Petroleum Corp.	165,600	13,999,824
Peabody Energy Corp.	56,400	2,577,480
Pioneer Natural Resources Co.	22,900	1,289,728
Range Resources Corp.(b)	32,200	1,509,214
Southwestern Energy Co.(a)	69,300	2,821,896
Spectra Energy Corp.	133,142	2,999,689
Sunoco, Inc.	22,500	668,475
Tesoro Corp.	31,500	437,850
Valero Energy Corp.	112,600	2,218,220
Williams Cos., Inc. (The)	117,000	2,702,700
XTO Energy, Inc.	119,700	5,647,446

		195,751,354

Paper & Forest Products — 0.2%
International Paper Co.	87,867	2,162,407
MeadWestvaco Corp.	36,489	932,294
Weyerhaeuser Co.	45,400	2,055,258

		5,149,959

Personal Products — 0.2%
Avon Products, Inc.(b)	87,100	2,950,077
Estee Lauder Cos., Inc. (The) (Class A Stock)	22,900	1,485,523

		4,435,600

Pharmaceuticals — 5.9%
Abbott Laboratories	316,900	16,694,292
Allergan, Inc.	63,900	4,173,948
Bristol-Myers Squibb Co.	352,840	9,420,828
Eli Lilly & Co.	206,100	7,464,942
Forest Laboratories, Inc.(a)	64,300	2,016,448
Johnson & Johnson	560,371	36,536,189
King Pharmaceuticals, Inc.(a)	45,233	531,940
Merck & Co., Inc.	632,904	23,638,958
Mylan, Inc.(b)	59,200	1,344,432
Pfizer, Inc.	1,648,173	28,266,167
Watson Pharmaceuticals, Inc.(a)	20,400	852,108

		130,940,252

Professional Services — 0.1%
Dun & Bradstreet Corp.	11,300	840,946
Equifax, Inc.	22,800	816,240
Robert Half International, Inc.(b)	32,500	988,975

		2,646,161

Real Estate Investment Trust — 1.2%
Apartment Investment & Management Co. (Class A Stock)	34,974	643,871
AvalonBay Communities, Inc.(b)	16,918	1,460,869
Boston Properties, Inc.(b)	28,100	2,119,864
Equity Residential(b)	57,500	2,251,125
HCP, Inc.	57,600	1,900,800
Health Care REIT, Inc.(b)	22,900	1,035,767
Host Hotels & Resorts, Inc.(b)	131,726	1,929,786
Kimco Realty Corp.(b)	76,400	1,194,896
Plum Creek Timber Co., Inc.	35,000	1,361,850
ProLogis	91,500	1,207,800

Public Storage(b)	27,600	2,538,924
Simon Property Group, Inc.(b)	59,001	4,950,184
Ventas, Inc.	32,600	1,547,848
Vornado Realty Trust(b)	33,557	2,540,265

		26,683,849

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)	51,100	809,935

Road & Rail — 0.7%
CSX Corp.	78,024	3,971,422
Norfolk Southern Corp.	76,300	4,264,407
Ryder System, Inc.	12,800	496,128
Union Pacific Corp.	101,400	7,432,620

		16,164,577

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(a)	115,600	1,071,612
Altera Corp.	62,500	1,519,375
Analog Devices, Inc.	61,900	1,783,958
Applied Materials, Inc.	270,100	3,640,948
Broadcom Corp. (Class A Stock)(b)	85,950	2,851,821
Intel Corp.	1,130,000	25,153,800
KLA-Tencor Corp.	32,000	989,440
Linear Technology Corp.	48,700	1,377,236
LSI Corp.(a)	141,700	867,204
MEMC Electronic Materials, Inc.(a)	35,500	544,215
Microchip Technology, Inc.(b)	38,900	1,095,424
Micron Technology, Inc.(a)(b)	167,700	1,742,403
National Semiconductor Corp.	44,500	643,025
Novellus Systems, Inc.(a)(b)	22,400	560,000
NVIDIA Corp.(a)	116,650	2,027,377
Teradyne, Inc.(a)(b)	37,800	422,226
Texas Instruments, Inc.	262,400	6,420,928
Xilinx, Inc.	54,900	1,399,950

		54,110,942

Software — 3.9%
Adobe Systems, Inc.(a)	105,200	3,720,924
Autodesk, Inc.(a)	48,200	1,418,044
BMC Software, Inc.(a)	40,100	1,523,800
CA, Inc.	79,873	1,874,619
Citrix Systems, Inc.(a)(b)	37,300	1,770,631
Compuware Corp.(a)	39,500	331,800
Electronic Arts, Inc.(a)	64,700	1,207,302
Intuit, Inc.(a)	66,900	2,297,346
McAfee, Inc.(a)	34,200	1,372,446
Microsoft Corp.	1,555,900	45,541,193
Novell, Inc.(a)	73,100	437,869
Oracle Corp.	794,420	20,408,650
Red Hat, Inc.(a)(b)	36,400	1,065,428
Salesforce.com, Inc.(a)(b)	21,100	1,570,895
Symantec Corp.(a)	178,311	3,017,022

		87,557,969

Specialty Retail — 2.0%
Abercrombie & Fitch Co. (Class A Stock)	15,500	707,420
AutoNation, Inc.(a)(b)	20,489	370,441
AutoZone, Inc.(a)(b)	5,800	1,003,922
Bed Bath & Beyond, Inc.(a)(b)	52,900	2,314,904
Best Buy Co., Inc.(b)	72,225	3,072,451
GameStop Corp. (Class A Stock)(a)(b)	33,800	740,558
Gap, Inc. (The)	101,187	2,338,432
Home Depot, Inc.	346,719	11,216,360
Limited Brands, Inc.	59,796	1,472,177
Lowe’s Cos., Inc.	301,400	7,305,936
Office Depot, Inc.(a)	44,900	358,302
O’Reilly Automotive, Inc.(a)(b)	24,400	1,017,724
RadioShack Corp.(b)	26,560	601,053
Ross Stores, Inc.(b)	26,000	1,390,220
Sherwin-Williams Co. (The)	18,400	1,245,312
Staples, Inc.	142,100	3,323,719

Tiffany & Co.	25,800	1,225,242
TJX Cos., Inc.	84,500	3,592,940
Urban Outfitters, Inc.(a)	23,300	886,099

		44,183,212

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	69,900	2,762,448
NIKE, Inc. (Class B Stock)	79,000	5,806,500
Polo Ralph Lauren Corp. (Class A Stock)	10,500	892,920
V.F. Corp.	20,236	1,621,915

		11,083,783

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	115,000	1,628,400
People’s United Financial, Inc.(b)	71,900	1,124,516

		2,752,916

Tobacco — 1.5%
Altria Group, Inc.	424,900	8,718,948
Lorillard, Inc.	32,431	2,440,108
Philip Morris International, Inc.	382,600	19,956,416
Reynolds American, Inc.	34,200	1,846,116

		32,961,588

Trading Companies & Distributors — 0.1%
Fastenal Co.(b)	26,800	1,286,132
W.W. Grainger, Inc.	13,100	1,416,372

		2,702,504

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class A Stock)(a)	79,500	3,387,495
MetroPCS Communications, Inc.(a)(b)	39,500	279,660
Sprint Nextel Corp.(a)(b)	610,722	2,320,744

		5,987,899

TOTAL LONG-TERM INVESTMENTS (cost $1,336,664,510)		2,152,895,773

SHORT-TERM INVESTMENTS — 10.6%

	Shares
Affiliated Money Market Mutual Fund— 10.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $228,858,666; includes $171,488,615 of cash collateral received for securities on loan)(c)(f)	228,858,666	228,858,666

	Principal Amount (000)
U.S. Government Obligation — 0.3%
U.S. Treasury Bill, 0.149%, 06/17/10 (cost $7,297,691)(d)(e)	$ 7,300	7,297,737

TOTAL SHORT-TERM INVESTMENTS (cost $236,156,357)		236,156,403

TOTAL INVESTMENTS — 107.6% (cost $1,572,820,867)		2,389,052,176
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (7.6)%		(169,607,467)

NET ASSETS — 100.0%		$2,219,444,709

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $166,193,017; cash collateral of $171,488,615 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Security segregated as collateral for future contracts.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open futures contracts outstanding at March 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2010	Unrealized Appreciation(1)
Long Position:
227	S&P 500 Index	Jun. 2010	$65,688,858	$66,125,100	$436,242

(1)	The amount represents, fair value of derivative instruments subject to equity risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,152,895,773	$—	$—
U.S. Government Obligations	—	7,297,737	—
Affiliated Money Market Mutual Fund	228,858,666	—	—

	2,381,754,439	7,297,737	—
Other Financial Instruments*
Futures	436,242	—	—

Total	$2,382,190,681	$7,297,737	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 98.8%
	Shares	Value
COMMON STOCKS — 97.1%
Aerospace & Defense — 1.6%
Precision Castparts Corp.	114,900	$14,558,979
United Technologies Corp.	78,700	5,793,107

		20,352,086

Auto Components — 3.9%
Goodyear Tire & Rubber Co. (The)(b)	1,567,800	19,816,992
Johnson Controls, Inc.	160,500	5,294,895
Lear Corp.(b)	297,200	23,582,820

		48,694,707

Biotechnology — 0.9%
Amgen, Inc.(b)	190,200	11,366,352

Capital Markets — 6.3%
Bank of New York Mellon Corp. (The)(c)	568,895	17,567,478
Goldman Sachs Group, Inc. (The)	134,000	22,864,420
Morgan Stanley	718,500	21,044,865
TD Ameritrade Holding Corp.(b)	904,800	17,245,488

		78,722,251

Chemicals — 1.5%
Dow Chemical Co. (The)	616,900	18,241,733

Commercial Banks — 0.4%
KeyCorp	724,700	5,616,425

Commercial Services & Supplies — 1.8%
Waste Management, Inc.(c)	667,000	22,964,810

Communications Equipment — 1.0%
QUALCOMM, Inc.	287,000	12,051,130

Computers & Peripherals — 1.4%
Dell, Inc.(b)	1,152,900	17,305,029

Consumer Finance — 1.0%
SLM Corp.(b)	994,706	12,453,719

Diversified Consumer Services — 2.1%
Career Education Corp.(b)(c)	232,400	7,353,136
H&R Block, Inc.	1,047,800	18,650,840

		26,003,976

Diversified Financial Services — 3.8%
Bank of America Corp.	1,054,300	18,819,255
JPMorgan Chase & Co.	629,800	28,183,550

		47,002,805

Electric Utilities — 1.3%
Entergy Corp.	197,800	16,091,030

Electronic Equipment & Instruments — 1.2%
Flextronics International Ltd.(b)	1,864,200	14,615,328

Food & Staples Retailing — 3.2%
Kroger Co. (The)	1,066,900	23,109,054
Wal-Mart Stores, Inc.	312,600	17,380,560

		40,489,614

Food Products — 5.8%
Bunge Ltd.(c)	293,300	18,076,079
ConAgra Foods, Inc.	950,400	23,826,528
Kraft Foods, Inc. (Class A Stock)	326,600	9,876,384
Tyson Foods, Inc. (Class A Stock)	1,041,900	19,952,385

		71,731,376

Healthcare Providers & Services — 4.4%
Aetna, Inc.	389,800	13,685,878
Omnicare, Inc.(c)	687,487	19,449,007
UnitedHealth Group, Inc.	239,900	7,837,533

WellPoint, Inc.(b)	219,500	14,131,410

		55,103,828

Hotels Restaurants & Leisure — 1.4%
Yum! Brands, Inc.	455,400	17,455,482

Independent Power Producers & Energy Traders — 1.2%
NRG Energy, Inc.(b)	710,300	14,845,270

Insurance — 4.5%
Arch Capital Group Ltd.(b)	183,700	14,007,125
Axis Capital Holdings Ltd.	520,600	16,273,956
Berkshire Hathaway, Inc. (Class B
Stock)(b)(c)	153,200	12,450,564
Travelers Cos., Inc. (The)	244,900	13,209,906

		55,941,551

Internet Software & Services — 1.7%
IAC/InterActiveCorp(b)	953,600	21,684,864

Media — 7.3%
Comcast Corp. (Class A Stock)	1,199,001	22,565,199
Liberty Global, Inc., Ser. C(b)(c)	1,231,635	35,581,935
Live Nation Entertainment, Inc.(b)	691,719	10,029,926
Time Warner Cable, Inc.	416,900	22,224,939

		90,401,999

Metals & Mining — 1.4%
Newmont Mining Corp.	344,300	17,535,199

Multi-Utilities — 1.8%
Sempra Energy	453,400	22,624,660

Oil, Gas & Consumable Fuels — 17.8%
Anadarko Petroleum Corp.	258,805	18,848,768
Apache Corp.	242,500	24,613,750
Canadian Natural Resources Ltd.	250,600	18,554,424
EOG Resources, Inc.	203,100	18,876,114
Hess Corp.	261,200	16,338,060
Noble Energy, Inc.	187,200	13,665,600
Occidental Petroleum Corp.	292,200	24,702,588
Petroleo Brasileiro SA (Brazil), ADR(c)	429,500	19,108,455
Southern Union Co.	293,000	7,433,410
Southwestern Energy Co.(b)	280,000	11,401,600
Suncor Energy, Inc.	355,200	11,558,208
Trident Resources Corp. (Canada), Private Placement (original cost $16,980,633; purchased 3/11/05- 1/05/06)(b)(d)(e)(f)	404,537	— (a)
Williams Cos., Inc. (The)	1,079,400	24,934,140
XTO Energy, Inc.	238,000	11,228,840

		221,263,957

Pharmaceuticals — 5.4%
Mylan, Inc.(b)(c)	826,700	18,774,357
Novartis AG (Switzerland), ADR(c)	305,200	16,511,320
Pfizer, Inc.	934,813	16,032,043
Sanofi-Aventis SA (France), ADR(c)	440,500	16,457,080

		67,774,800

Road & Rail — 1.4%
Union Pacific Corp.	237,800	17,430,740

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.(b)	2,138,600	19,824,822

Software — 6.6%
CA, Inc.	1,545,100	36,263,497
Nuance Communications, Inc.(b)	765,500	12,737,920
Symantec Corp.(b)	1,976,800	33,447,456

		82,448,873

Thrifts & Mortgage Finance — 0.9%
People’s United Financial, Inc.	722,060	11,293,018

Wireless Telecommunication Services — 2.5%
MetroPCS Communications, Inc.(b)(c)	1,561,300	11,054,004

NII Holdings, Inc.(b)	480,897	20,034,169

		31,088,173

TOTAL COMMON STOCKS (cost $1,000,522,998)		1,210,419,607

	Principal Amount (000)#
CORPORATE BOND
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, 0.000%, due 8/12/12 (cost $12,149,788; purchased 8/20/07- 8/31/09)(b)(d)(e)(f)	CAD 12,925	— (a)

	Shares
CONVERTIBLE PREFERRED STOCKS — 1.7%
Consumer Finance — 0.5%
SLM Corp.(b)	9,540	6,378,062

Pharmaceuticals — 1.2%
Mylan, Inc.(b)	11,040	15,014,400

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $11,052,770)		21,392,462

	Units
WARRANT
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/1/15 (original cost $0; purchased 8/20/07)(b)(d)(e)(f)	1,043,852	— (a)(g)

TOTAL LONG-TERM INVESTMENTS (cost $1,023,725,556)		1,231,812,069

SHORT-TERM INVESTMENT — 11.7%

	Shares
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $146,139,911; includes $146,139,911 of cash collateral received for securities on loan)(h)(i)	146,139,911	146,139,911

TOTAL INVESTMENTS(j) — 110.5% (cost $1,169,865,467)		1,377,951,980
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.5)%		(131,450,102)

NET ASSETS — 100.0%		$1,246,501,878

The following abbreviations are used in the Portfolio descriptions:

ADR American Depositary Receipt

CAD Canadian Dollar

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Less than $0.50.
(b)	Non-income producing security.
(c)	All or a portion of security is on loan. The aggregate market value of such securities is $141,849,360; cash collateral of $146,139,911 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(d)	Indicates a security that has been deemed illiquid.
(e)	The issuer has since filed for bankruptcy and has defaulted in the payment of interest. The security has been fair valued at zero.
(f)	Indicates a restricted security; the aggregate cost of such securities is $29,130,421. The aggregate value of $0 is 0.0% of net assets.
(g)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2010.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(j)	As of March 31, 2010, 3 securities representing $0 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,210,419,607	$—	$—	*
Corporate Bond	—	—	—	*
Convertible Preferred Stocks	21,392,462	—	—
Warrant	—	—	—	*
Affiliated Money Market Mutual Fund	146,139,911	—	—

Total	$1,377,951,980	$—	$—

*	Valued at zero or less than $0.50.

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Portfolio’s use of significant unobservable inputs (Level 3) in determining the value of investments was immaterial to the Portfolio.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more that one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recent quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Prudential Series Fund’s (“Series Fund”) normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the price of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Other information regarding the Series Fund is available in the Series Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ STEVE PELLETIER
Steve Pelletier
President and Principal Executive Officer

Date May 25, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 25, 2010

*	Print the name and title of each signing officer under his or her signature.